N-4	Aug. 13, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	AUL AMERICAN UNIT TRUST
Entity Central Index Key	0000856341
Entity Investment Company Type	N-4
Document Period End Date	Aug. 13, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
1.)	The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:

Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
Foreign Blend	06-6WN	Pioneer International Equity K:Class Retirement Investment Adviser: Amundi Asset Management US, Inc.	0.76*	19.72	-	-
Large Cap Value	06-6WR	Virtus NFJ Dividend Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.7*	19.65	10.30	7.20
Mid Cap Value	06-6WT	Virtus NFJ Mid-Cap Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.65*	16.65	11.02	8.33
Small Cap Value	06-6WV	Virtus NFJ Small-Cap Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.82*	23.53	9.09	4.78
Diversified Emerging Markets	06-6WW	Fidelity Emerging Markets K:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.)	0.74	15.35	8.58	5.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

		Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Mgd Asset Allocation	06-6WX	Fidelity Freedom Blend Inc K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	8.29	3.51	-
Mgd Asset Allocation	06-6XJ	Fidelity Freedom Blend 2010 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	9.89	4.94	-
Mgd Asset Allocation	06-6XK	Fidelity Freedom Blend 2015 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.22	11.41	5.87	-
Mgd Asset Allocation	06-6XF	Fidelity Freedom Blend 2025 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	14.27	7.45	-
Mgd Asset Allocation	06-6X4	Fidelity Freedom Blend 2035 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.28	17.84	10.14	-
Mgd Asset Allocation	06-6XM	Fidelity Freedom Blend 2040 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	20.20	11.17	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Mgd Asset Allocation	06-6X6	Fidelity Freedom Blend 2045 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.71	11.26	-
Mgd Asset Allocation	06-6XG	Fidelity Freedom Blend 2050 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.79	11.26	-
Mgd Asset Allocation	06-6XN	Fidelity Freedom Blend 2055 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.78	11.26	-
Mgd Asset Allocation	06-6X7	Fidelity Freedom Blend 2060 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.69	11.25	-
Mgd Asset Allocation	06-6XH	Fidelity Freedom Blend 2065 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.67	-	-
Specialty	06-6X9	T. Rowe Price Science & Tech I:Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.69	53.94	17.58	-
Foreign Growth	06-6WK	PGIM Jennison International Opps R6:Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.84	20.34	13.11	-
World Bond	06-6XP	Delaware Ivy Global Bond Fund Class R6:Class Retirement Investment Adviser: Delaware Management Company Investment Subadviser:	0.59*	7.10	2.51	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

		Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Mid Cap Growth	06-6XR	Federated Hermes MDT Mid Cap Growth R6:Class Retirement Investment Adviser: Federated MDTA LLC	0.84*	27.45	15.61	11.35
Large Cap Blend	06-6XT	JPMorgan US Research Enhanced Equity R6:Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.25*	28.29	16.89	12.06
Mid Cap Growth	06-6XV	Virtus KAR Mid-Cap Core R6:Class Retirement Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.87*	22.77	15.38	-
Intermediate Term Bond	06-6XW	PGIM Absolute Return Bond R6:Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.65	7.94	3.38	3.03
Diversified Emerging Markets	06-6W6	Avantis® Emerging Markets Equity Instl:Class Inst Investment Adviser: American Century Investment Management Inc	0.34	15.15	-	-
Foreign Blend	06-6W7	MFS International Equity R6:Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.68*	19.04	10.74	6.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Large Cap Value	06-6W9	Hartford Equity Income R6:Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.65	7.37	12.18	-
High Yield Bond	06-6WC	Virtus Seix High Yield A:Class A Investment Adviser: Virtus Fund Advisers, LLC Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.82*	12.68	5.24	4.01
World Stock	06-6WF	Victory RS Global R6:Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55*	27.02	-	-
Large Cap Value	06-6XX	Smead Value Y:Class Inst Investment Adviser: Smead Capital Management Inc	0.82	17.25	16.18	-
Small Cap Growth	06-6XY	Invesco Discovery R6:Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.66	17.46	14.23	9.90
Small Cap Value	06-6Y3	Avantis® U.S. Small Cap Value Instl:Class Inst Investment Adviser: American Century Investment Management Inc	0.25	22.97	-	-
Small Cap Growth	06-6Y4	Harbor Small Cap Growth Retirement:Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: Westfield Capital Management Company, LP	0.8	22.18	14.58	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Foreign Value	06-6Y6	Dodge & Cox International Stock X:Class Other Investment Adviser: Dodge & Cox	0.52*	16.81	-	-
Large Cap Blend	06-6Y7	DFA US Social Core Equity 2 Portfolio:Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	25.93	14.77	9.97
Mgd Asset Allocation	06-6WG	Fidelity Freedom Blend 2020 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.23	12.95	6.69	-
Mgd Asset Allocation	06-6WY	Fidelity Freedom Blend 2030 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	15.59	8.55	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

2.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:

Fund Name

American Century International Bond Inv
American Century International Bond A
Goldman Sachs Satellite Strategies Svc

Goldman Sachs Satellite Strategies Inv
T. Rowe Price Retirement I 2005 I
T. Rowe Price Retirement I 2010 I
T. Rowe Price Retirement I 2015 I
T. Rowe Price Retirement I 2020 I
T. Rowe Price Retirement I 2025 I
T. Rowe Price Retirement I 2030 I
T. Rowe Price Retirement I 2035 I
T. Rowe Price Retirement I 2040 I
T. Rowe Price Retirement I 2045 I
T. Rowe Price Retirement I 2050 I
T. Rowe Price Retirement I 2055 I
T. Rowe Price Retirement I 2060 I
T. Rowe Price Retirement I 2065 I
T. Rowe Price Retirement Balanced I
Virtus Seix High Income A
AB Sustainable International Thematic A
Columbia Capital Allocation Cnsrv Inst3
AB Core Opportunities R
AB High Income R
AB International Value R
AB Discovery Growth R
AB Discovery Value R
AB Value R
AB Sustainable Intl Thematic R
Virtus NFJ Small-Cap Value Admin
Virtus NFJ Dividend Value Admin
Virtus NFJ Mid-Cap Value Admin
Fidelity Advisor Freedom Blend 2015 Z6
Fidelity Advisor Freedom Blend 2020 Z6
Fidelity Advisor Freedom Blend 2025 Z6
Fidelity Advisor Freedom Blend 2030 Z6
Fidelity Advisor Freedom Blend 2035 Z6
Fidelity Advisor Freedom Blend 2040 Z6

Fidelity Advisor Freedom Blend 2045 Z6
Fidelity Advisor Freedom Blend 2050 Z6
Fidelity Advisor Freedom Blend 2055 Z6
Fidelity Advisor Freedom Blend 2060 Z6
Fidelity Advisor Freedom Blend 2065 Z6
Fidelity Advisor Freedom Blend Inc Z6
PIMCO RealPath Blend 2025 Administrative
PIMCO RealPath Blend 2030 Administrative
PIMCO RealPath Blend 2035 Administrative
PIMCO RealPath Blend 2040 Administrative
PIMCO RealPath Blend 2045 Administrative
PIMCO RealPath Blend 2050 Administrative
PIMCO RealPath Blend 2055 Administrative
PIMCO RealPath Blend 2060 Admin
PIMCO Realpath Blend 2065 Administrative
PIMCO RealPath Blend Income Admin
Fidelity Freedom Index 2005 Investor
Fidelity Freedom Index 2005 Instl Prem
Fidelity Advisor Freedom 2005 Z6
Fidelity Freedom Index 2005 Premier
Fidelity VIP Freedom 2005 Initial

3.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:

Fund Name
Diamond Hill Large Cap Y
AMG GW&K Small Mid Cap Core I
AMG GW&K Small Mid Cap Core N

4.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:

Fund Name

JPMorgan Equity Income R4

JPMorgan Equity Income R6
Virtus NFJ Dividend Value Inst
Virtus NFJ Mid-Cap Value Inst
Virtus NFJ Small-Cap Value Inst

5.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have experienced a name change:

Prior Fund Name	Current Fund Name
Fidelity Advisor Freedom 2010 Z6	Fidelity Advisor Freedom 2010 K6
Columbia Select Smallercap Value I	Columbia Select Small Cap Value Inst
Fidelity Advisor Freedom 2015 Z6	Fidelity Advisor Freedom 2015 K6
Fidelity Advisor Freedom 2020 Z6	Fidelity Advisor Freedom 2020 K6
Fidelity Advisor Freedom 2025 Z6	Fidelity Advisor Freedom 2025 K6
Fidelity Advisor Freedom 2030 Z6	Fidelity Advisor Freedom 2030 K6
Fidelity Advisor Freedom 2035 Z6	Fidelity Advisor Freedom 2035 K6
Fidelity Advisor Freedom 2040 Z6	Fidelity Advisor Freedom 2040 K6
Fidelity Advisor Freedom 2045 Z6	Fidelity Advisor Freedom 2045 K6
Fidelity Advisor Freedom 2050 Z6	Fidelity Advisor Freedom 2050 K6
Fidelity Advisor Freedom 2055 Z6	Fidelity Advisor Freedom 2055 K6
Fidelity Advisor Freedom 2060 Z6	Fidelity Advisor Freedom 2060 K6
Fidelity Advisor Freedom Income Z6	Fidelity Advisor Freedom Income K6
Nuveen TIAA Lifecycle Index 2010 R	Nuveen Lifecycle Index 2010 R
Nuveen TIAA Lifecycle Index 2015 R	Nuveen Lifecycle Index 2015 R
Nuveen TIAA Lifecycle Index 2020 R	Nuveen Lifecycle Index 2020 R
Nuveen TIAA Lifecycle Index 2025 R	Nuveen Lifecycle Index 2025 R
Nuveen TIAA Lifecycle Index 2030 R	Nuveen Lifecycle Index 2030 R
Nuveen TIAA Lifecycle Index 2035 R	Nuveen Lifecycle Index 2035 R
Nuveen TIAA Lifecycle Index 2040 R	Nuveen Lifecycle Index 2040 R
Nuveen TIAA Lifecycle Index 2045 R	Nuveen Lifecycle Index 2045 R
Nuveen TIAA Lifecycle Index 2050 R	Nuveen Lifecycle Index 2050 R
Nuveen TIAA Lifecycle Index 2055 R	Nuveen Lifecycle Index 2055 R
Nuveen TIAA Lifecycle Index 2060 R	Nuveen Lifecycle Index 2060 R
Nuveen TIAA Lifecycle Index 2065 R	Nuveen Lifecycle Index 2065 R
Nuveen TIAA Lifecycle Index Ret Inc R	Nuveen Lifecycle Index Ret Inc R

Nuveen TIAA Lifecycle Index 2010 J	Nuveen Lifecycle Index 2010 J
Nuveen TIAA Lifecycle Index 2015 J	Nuveen Lifecycle Index 2015 J
Nuveen TIAA Lifecycle Index 2020 J	Nuveen Lifecycle Index 2020 J
Nuveen TIAA Lifecycle Index 2025 J	Nuveen Lifecycle Index 2025 J
Nuveen TIAA Lifecycle Index 2030 J	Nuveen Lifecycle Index 2030 J
Nuveen TIAA Lifecycle Index 2035 J	Nuveen Lifecycle Index 2035 J
Nuveen TIAA Lifecycle Index 2040 J	Nuveen Lifecycle Index 2040 J
Nuveen TIAA Lifecycle Index 2045 J	Nuveen Lifecycle Index 2045 J
Nuveen TIAA Lifecycle Index 2050 J	Nuveen Lifecycle Index 2050 J
Nuveen TIAA Lifecycle Index 2055 J	Nuveen Lifecycle Index 2055 J
Nuveen TIAA Lifecycle Index 2060 J	Nuveen Lifecycle Index 2060 J
Nuveen TIAA Lifecycle Index 2065 J	Nuveen Lifecycle Index 2065 J
Nuveen TIAA Lifecycle Index Retire Inc J	Nuveen Lifecycle Index Retire Inc J
TIAA-CREF Bond Index Institutional	Nuveen Bond Index R6
TIAA-CREF Bond Index Retirement	Nuveen Bond Index Retirement
TIAA-CREF Core Plus Bond Instl	Nuveen Core Plus Bond R6
TIAA-CREF Core Plus Bond R	Nuveen Core Plus Bond R
TIAA-CREF Core Impact Bond Instl	Nuveen Core Impact Bond R6
TIAA-CREF Core Impact Bond Retirement	Nuveen Core Impact Bond Retirement
TIAA-CREF Emerging Markets Eq Idx R	Nuveen Emerging Markets Eq Idx Retire
TIAA-CREF Growth & Income Instl	Nuveen Core Equity R6
TIAA-CREF Growth & Income Retire	Nuveen Core Equity Retire
TIAA-CREF International Eq Idx Instl	Nuveen International Eq Idx R6
TIAA-CREF International Eq Idx Retire	Nuveen International Eq Idx Retire
TIAA-CREF International Opps Instl	Nuveen International Opps R6
TIAA-CREF International Opps Retl	Nuveen International Opps A
TIAA-CREF Large-Cap Growth R	Nuveen Large Cap Growth R
TIAA-CREF Large-Cap Value Retire	Nuveen Large Cap Value Retire
TIAA-CREF Large-Cap Value Idx Inst	Nuveen Large Cap Value Idx R6
TIAA-CREF Large-Cap Value Idx Retire	Nuveen Large Cap Value Idx Retire
TIAA-CREF Large-Cap Gr Idx Instl	Nuveen Large Cap Gr Idx R6
TIAA-CREF Large-Cap Gr Idx Retire	Nuveen Large Cap Gr Idx Retire
TIAA-CREF Lifecycle 2010 Institutional	Nuveen Lifecycle 2010 R6
TIAA-CREF Lifecycle 2015 Institutional	Nuveen Lifecycle 2015 R6

TIAA-CREF Lifecycle 2020 Institutional	Nuveen Lifecycle 2020 R6
TIAA-CREF Lifecycle 2025 Institutional	Nuveen Lifecycle 2025 R6
TIAA-CREF Lifecycle 2030 Institutional	Nuveen Lifecycle 2030 R6
TIAA-CREF Lifecycle 2035 Institutional	Nuveen Lifecycle 2035 R6
TIAA-CREF Lifecycle 2040 Institutional	Nuveen Lifecycle 2040 R6
TIAA-CREF Lifecycle 2045 Institutional	Nuveen Lifecycle 2045 R6
TIAA-CREF Lifecycle 2050 Institutional	Nuveen Lifecycle 2050 R6
TIAA-CREF Lifecycle 2055 Institutional	Nuveen Lifecycle 2055 R6
TIAA-CREF Lifecycle 2060 Institutional	Nuveen Lifecycle 2060 R6
TIAA-CREF Lifecycle 2065 Institutional	Nuveen Lifecycle 2065 R6
TIAA-CREF Lifecycle Index 2010 Instl	Nuveen Lifecycle Index 2010 R6
TIAA-CREF Lifecycle Index 2010 Retire	Nuveen Lifecycle Index 2010 Retire
TIAA-CREF Lifecycle Index 2015 Instl	Nuveen Lifecycle Index 2015 R6
TIAA-CREF Lifecycle Index 2015 Retire	Nuveen Lifecycle Index 2015 Retire
TIAA-CREF Lifecycle Index 2020 Instl	Nuveen Lifecycle Index 2020 R6
TIAA-CREF Lifecycle Index 2020 Retire	Nuveen Lifecycle Index 2020 Retire
TIAA-CREF Lifecycle Index 2025 Instl	Nuveen Lifecycle Index 2025 R6
TIAA-CREF Lifecycle Index 2025 Retire	Nuveen Lifecycle Index 2025 Retire
TIAA-CREF Lifecycle Index 2030 Instl	Nuveen Lifecycle Index 2030 R6
TIAA-CREF Lifecycle Index 2030 Retire	Nuveen Lifecycle Index 2030 Retire
TIAA-CREF Lifecycle Index 2035 Instl	Nuveen Lifecycle Index 2035 R6
TIAA-CREF Lifecycle Index 2035 Retire	Nuveen Lifecycle Index 2035 Retire
TIAA-CREF Lifecycle Index 2040 Instl	Nuveen Lifecycle Index 2040 R6
TIAA-CREF Lifecycle Index 2040 Retire	Nuveen Lifecycle Index 2040 Retire
TIAA-CREF Lifecycle Index 2045 Instl	Nuveen Lifecycle Index 2045 R6
TIAA-CREF Lifecycle Index 2045 Retire	Nuveen Lifecycle Index 2045 Retire
TIAA-CREF Lifecycle Index 2050 Instl	Nuveen Lifecycle Index 2050 R6
TIAA-CREF Lifecycle Index 2050 Retire	Nuveen Lifecycle Index 2050 Retire
TIAA-CREF Lifecycle Index 2055 Instl	Nuveen Lifecycle Index 2055 R6
TIAA-CREF Lifecycle Index 2055 Retire	Nuveen Lifecycle Index 2055 Retire
TIAA-CREF Lifecycle Index 2060 Instl	Nuveen Lifecycle Index 2060 R6
TIAA-CREF Lifecycle Index 2060 Retire	Nuveen Lifecycle Index 2060 Retire
TIAA-CREF Lifecycle Index 2065 Instl	Nuveen Lifecycle Index 2065 R6
TIAA-CREF Lifecycle Index 2065 Ret	Nuveen Lifecycle Index 2065 Ret

TIAA-CREF Lifecycle Index Ret Inc Instl	Nuveen Lifecycle Index Ret Inc R6
TIAA-CREF Lifecycle Index Ret Inc Retire	Nuveen Lifecycle Index Ret Inc Retire
TIAA-CREF Lifecycle Retire Income Instl	Nuveen Lifecycle Retire Income R6
TIAA-CREF Lifestyle Aggressive Gr Instl	Nuveen Lifestyle Aggressive Gr R6
TIAA-CREF Lifestyle Aggressive Gr Retail	Nuveen Lifestyle Aggressive Gr A
TIAA-CREF Lifestyle Conservative Instl	Nuveen Lifestyle Conservative R6
TIAA-CREF Lifestyle Growth Institutional	Nuveen Lifestyle Growth R6
TIAA-CREF Lifestyle Growth Retail	Nuveen Lifestyle Growth A
TIAA-CREF Lifestyle Income Institutional	Nuveen Lifestyle Income R6
TIAA-CREF Lifestyle Moderate Instl	Nuveen Lifestyle Moderate R6
TIAA-CREF Mid-Cap Growth Retire	Nuveen Mid Cap Growth Retire
TIAA-CREF Real Estate Sec Instl	Nuveen Real Estate Sec Sel R6
TIAA-CREF Social Choice Eq Instl	Nuveen Large Cap Responsible Eq R6
TIAA-CREF Social Choice Eq Retire	Nuveen Large Cap Responsible Eq Retire
TIAA-CREF Social Choice Intl Eq Instl	Nuveen International Res Eq R6

For additional information about the Funds, please refer to the respective Fund’s prospectus and statement of additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily and indication of future performance.

Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
Large Cap Blend	06-148	AB Core Opportunities R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.40*	20.55	12.35	10.42
Mid Cap Growth	06-144	AB Discovery Growth R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.36	18.22	10.37	8.05
Small Cap Value	06-149	AB Discovery Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.52	16.11	9.82	6.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-005	AB High Income Advisor: Class Adv Investment Advisor: AllianceBernstein L.P.	0.64*	14.59	4.61	3.95
Foreign Value	06-153	AB International Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.50*	14.64	5.92	1.81
Large Cap Growth	06-3YR	AB Large Cap Growth Advisor: Class Adv Investment Advisor: AllianceBernstein L.P.	0.6	35.00	17.44	14.60
Small Cap Growth	06-146	AB Small Cap Growth R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.44	17.42	9.96	8.09
Foreign Growth	06-147	AB Sustainable Intl Thematic R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.51*	12.69	7.57	3.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-151	AB Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.37	17.89	10.60	5.97
Balanced	06-505	Alger Balanced I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	1.04	17.43	10.32	8.19
Large Cap Growth	06-510	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.94	43.13	15.43	12.54
Large Cap Growth	06-500	Alger Large Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.87*	32.67	14.14	11.03
Small Cap Growth	06-197	Alger Small Cap Growth Institutional I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.3	14.83	7.63	6.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-33X	American Beacon International Eq Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.07	22.07	7.28	2.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-34F	American Beacon Small Cp Val Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.12	16.29	11.75	7.08
Large Cap Growth	06-694	American Century Disciplined Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.00*	43.07	16.01	11.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-460	American Century Discplnd Cor Val Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66	8.44	10.21	8.21
Intermediate Term Bond	06-721	American Century Diversified Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.6	5.29	1.04	1.56
Diversified Emerging Markets	06-206	American Century Emerging Markets Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.26	5.43	1.65	2.20
Large Cap Blend	06-048	American Century Equity Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66	24.36	12.25	9.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-475	American Century Equity Income Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.93	3.90	8.07	8.00
Large Cap Value	06-355	American Century Focused Lg Cap Val A: Class A Investment Advisor: American Century Investment Management Inc	1.09	5.69	10.46	7.59
Int Government Bond	06-435	American Century Ginnie Mae A: Class A Investment Advisor: American Century Investment Management Inc	0.8	4.44	-0.18	0.61
Large Cap Growth	06-445	American Century Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.17*	42.91	17.76	13.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-046	American Century Heritage Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.01	20.64	13.21	9.35
Inflation-Protec Bond	06-185	American Century Inflation Adjs Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.76	2.82	2.45	1.66
World Bond	06-422	American Century International Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.8	1.05	-2.80	-1.81
Foreign Growth	06-420	American Century International Gr Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.36	12.31	8.05	3.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-3VG	American Century International Opps Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.53	8.62	6.21	3.90
Mid Cap Value	06-396	American Century Mid Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.98	6.15	11.02	8.70
Mgd Asset Allocation	06-413	American Century One Choice 2025 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.77*	11.25	6.52	5.04
Mgd Asset Allocation	06-414	American Century One Choice 2030 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79*	12.07	7.03	5.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-416	American Century One Choice 2035 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83*	12.86	7.59	5.80
Mgd Asset Allocation	06-417	American Century One Choice 2040 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.85*	13.64	8.14	6.21
Mgd Asset Allocation	06-418	American Century One Choice 2045 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.88*	14.31	8.76	6.64
Mgd Asset Allocation	06-419	American Century One Choice 2050 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	15.14	9.46	7.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-436	American Century One Choice 2055 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	15.76	9.78	7.23
Mgd Asset Allocation	06-CKT	American Century One Choice 2060 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	16.05	9.98
Mgd Asset Allocation	06-63N	American Century One Choice 2065 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.92*	16.23
Mgd Asset Allocation	06-427	American Century One Choice In Ret Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.75*	11.07	6.13	4.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-269	American Century Real Estate Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.15	10.99	7.18	7.13
Large Cap Growth	06-440	American Century Select Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.94*	39.90	17.84	13.49
Small Cap Growth	06-200	American Century Small Cap Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.42	16.81	13.48	9.57
Small Cap Value	06-470	American Century Small Cap Value Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	1.09	16.08	14.54	8.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-385	American Century Small Company A: Class A Investment Advisor: American Century Investment Management Inc	1.11	20.99	9.69	5.77
Balanced	06-480	American Century Strat Allc: Agrsv Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.80*	15.26	10.54	7.37
Balanced	06-485	American Century Strat Allc: Cnsrv Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.83*	10.61	6.74	4.88
Balanced	06-490	American Century Strat Allc: Mod Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.84*	13.09	8.72	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-450	American Century Ultra® Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.91*	43.31	19.18	14.54
Large Cap Value	06-696	American Century Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.00*	8.73	11.55	8.23
Mgd Asset Allocation	06-958	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.64	8.32	5.69	4.73
Mgd Asset Allocation	06-969	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	9.20	6.15	5.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-972	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.66	10.04	6.51	5.40
Mgd Asset Allocation	06-974	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.67	11.57	7.46	6.05
Mgd Asset Allocation	06-977	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.68	14.10	8.52	6.88
Mgd Asset Allocation	06-979	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.7	16.46	10.01	7.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-982	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	18.98	10.78	8.21
Mgd Asset Allocation	06-984	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	19.69	10.96	8.34
Mgd Asset Allocation	06-997	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	20.38	11.02	8.39
Mgd Asset Allocation	06-999	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	21.01	10.96	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CGF	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.74	21.20	10.93
Mgd Asset Allocation	06-4R3	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.74	21.17
Large Cap Growth	06-207	American Funds AMCAP R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.69	30.93	12.06	10.03
Balanced	06-446	American Funds American Balanced R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6	13.96	8.88	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-208	American Funds American High-Inc R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.67*	12.11	5.72	4.11
Large Cap Value	06-3MK	American Funds American Mutual R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	9.34	10.69	9.08
World Allocation	06-3MM	American Funds Capital Income Bldr R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	8.94	7.10	5.14
World Stock	06-211	American Funds Capital World Gr&Inc R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.76	20.79	10.63	7.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-212	American Funds Europacific Growth R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.82	15.64	7.66	4.53
Large Cap Blend	06-214	American Funds Fundamental Invs R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.63	25.82	13.48	10.61
Large Cap Growth	06-216	American Funds Growth Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	37.17	14.87	11.81
Balanced	06-3MN	American Funds Income Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	7.57	8.04	6.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-209	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.59*	4.47	1.47	1.31
World Stock	06-503	American Funds New Perspective R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.77	24.57	13.51	9.72
Diversified Emerging Markets	06-689	American Funds New World R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	15.81	8.54	5.14
World Stock	06-332	American Funds SMALLCAP World R4: Class Retirement Investment Advisor: Capital Research and Management Company	1.01	18.90	10.58	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-448	American Funds Washington Mutual R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	17.18	13.23	10.55
Mid Cap Blend	06-4TG	AMG GW&K Small Mid Cap Core I: Class Inst*** Investment Advisor: AMG Funds LLC Subadvisor: GW&K Investment Management, LLC	0.87	14.76	13.84
Large Cap Growth	06-FXW	AMG Renaissance Large Cap Growth N: Class N Investment Advisor: AMG Funds LLC Subadvisor: Renaissance Group LLC	1.00*	25.04	17.63	12.56
Diversified Emerging Markets	06-4TF	AQR Emerging Multi-Style II N: Class N Investment Advisor: AQR Capital Management LLC	0.97*	12.19	3.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-BBB	AQR International Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.81*	19.16	8.23	3.42
Large Cap Blend	06-CCC	AQR Large Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.66*	25.88	13.80	9.76
Small Cap Blend	06-CCF	AQR Small Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.86*	23.68	12.44	7.29
Mid Cap Value	06-335	Ariel Appreciation Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.13	10.62	10.28	6.32
Mid Cap Value	06-330	Ariel Fund Investor: Class Inv Investment Advisor: Ariel Investments, LLC	0.99	15.81	10.95	7.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-CKV	Ariel International Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.14*	10.01	4.16	2.64
Small Cap Growth	06-529	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.50*	18.73	10.51	7.22
Large Cap Value	06-587	BlackRock Equity Dividend Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.69*	12.69	11.53	9.03
World Allocation	06-528	BlackRock Global Allocation Instl: Class Inst Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.84*	12.62	7.57	4.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Int Government Bond	06-4WH	BlackRock GNMA Inv A: Class A Investment Advisor: BlackRock Advisors LLC	1.13*	4.89	-0.07	0.86
Specialty	06-CGM	BlackRock Health Sciences Opps Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.84	3.84	10.56	11.73
High Yield Bond	06-CHP	BlackRock High Yield Bond Svc: Class S Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.85*	13.42	5.36	4.26
Mid Cap Growth	06-GHG	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.80*	28.24	12.85	11.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FRY	BlackRock Multi-Asset Income Investor A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd;	0.82*	10.80	4.77	3.78
Intermediate Term Bond	06-FTG	BlackRock Strategic Income Opps Inv A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.99	7.00	3.08	2.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-093	BlackRock Total Return Inv A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.75	5.64	1.26	1.96
Specialty	06-CCY	BNY Mellon Natural Resources I: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management North America, LLC	0.9	1.81	18.73	7.84
World Bond	06-709	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	1	6.83	0.65	1.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-345	Calvert Equity A: Class A Investment Advisor: Calvert Research and Management Subadvisor: Atlanta Capital Management Company,LLC	0.91	17.93	16.28	12.71
Intermediate Term Bond	06-340	Calvert Income A: Class A Investment Advisor: Calvert Research and Management	0.93	8.54	2.97	2.70
Small Cap Blend	06-516	Calvert Small-Cap A: Class A Investment Advisor: Calvert Research and Management	1.19	11.44	10.08	8.03
Mid Cap Blend	06-520	Calvert VP SRI Mid Cap: Class 0 Investment Advisor: Calvert Research and Management	0.99*	11.64	8.80	6.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-711	ClearBridge Growth FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.07	23.78	8.05	6.02
Large Cap Blend	06-712	ClearBridge Appreciation FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.96	19.29	13.82	10.58
Foreign Value	06-GJR	ClearBridge International Value A: Class A Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.25*	12.73	6.11	1.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GJV	ClearBridge Large Cap Growth A: Class A Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.03	44.75	15.22	12.82
Specialty	06-4VC	Cohen & Steers Global Infrastructure A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc. Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.21	2.08	6.59	5.65
Specialty	06-4VF	Cohen & Steers Real Estate Securities A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc.	1.1	12.78	8.59	9.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-863	Columbia Acorn International Adv: Class Adv Investment Advisor: Columbia Wanger Asset Management LLC	0.98*	19.57	5.99	3.20
Balanced	06-66K	Columbia Capital Alloc Mod Agrsv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1	17.47	8.25	6.21
Balanced	06-66N	Columbia Capital Allocation Agrsv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.02	19.86	9.79	7.15
Balanced	06-66C	Columbia Capital Allocation Cnsrv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	9.39	3.03	2.72
Balanced	06-66G	Columbia Capital Allocation Mod A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.96	14.80	6.63	5.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-095	Columbia Contrarian Core Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.72*	32.06	16.79	11.77
Large Cap Value	06-096	Columbia Dividend Income Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.65	10.49	12.87	10.52
Emerging Market Bond	06-438	Columbia Emerging Markets Bond A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.14	10.19	1.58	2.25
Large Cap Growth	06-67P	Columbia Integrated Large Cap Gr A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.79*	41.54	16.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-67T	Columbia Integrated Small Cap Gr A: Class A*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.24*	17.72	8.93
Mid Cap Blend	06-334	Columbia Mid Cap Index A: Class No Load Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.45*	15.97	12.11	8.77
Foreign Value	06-FTN	Columbia Overseas Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.91*	16.18	8.15
Intermediate Term Bond	06-947	Columbia Quality Income Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.63*	4.27	-0.36	1.25
World Stock	06-4NM	Columbia Select Global Equity Advisor: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1	24.78	13.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-099	Columbia Select Large Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.55*	5.75	12.39	9.16
Mid Cap Growth	06-64V	Columbia Select Mid Cap Growth Fund A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.12*	24.94	12.60	9.16
Mid Cap Value	06-098	Columbia Select Mid Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.88*	10.50	13.29	8.42
Small Cap Value	06-946	Columbia Select Small Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.01*	12.64	10.45	6.33
Specialty	06-869	Columbia Seligman Tech & Info Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	44.58	25.38	19.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-336	Columbia Small Cap Index A: Class No Load Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.45	15.55	10.53	8.15
Small Cap Value	06-64X	Columbia Small Cap Value II A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.24*	13.74	11.62	7.00
Intermediate Term Bond	06-64Y	Columbia Total Return Bond A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.74*	7.66	1.60	2.14
Intermediate Term Bond	06-67N	Columbia Total Return Bond Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.49*	7.93	1.85	2.39
Mid Cap Blend	06-551	CRM Mid Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16	6.39	11.38	8.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-552	CRM Small Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.22	9.67	7.84	5.97
Specialty	06-CGR	Delaware Climate Solutions Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.24*	-4.06	4.40	-4.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-008	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.12	15.61	9.48	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-010	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.05*	16.20	9.61	6.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-012	Delaware Ivy High Income Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.97*	12.18	4.45	3.67
Specialty	06-CGV	Delaware Ivy Science and Technology Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.24	40.63	17.53	11.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FPF	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.14*	16.57	9.79	7.69
Large Cap Value	06-FNG	DWS CROCI US S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.68	20.79	8.53
Diversified Emerging Markets	06-3VP	DWS Emerging Markets Equity S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	1.01*	6.30	0.81	1.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-608	DWS Enhanced Commodity Strategy S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.99*	-5.33	6.23	0.42
Large Cap Blend	06-632	DWS ESG Core Equity S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.55*	26.60	16.04	9.39
Int Government Bond	06-FRC	DWS GNMA S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.61	4.94	0.16	1.04
Specialty	06-614	DWS RREEF Global Infrastructure S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.14*	1.85	7.40	4.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-631	DWS RREEF Real Assets S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.06*	2.36	7.60	4.33
Specialty	06-617	DWS RREEF Real Estate Securities S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.75	12.15	7.40	7.87
Small Cap Blend	06-GGM	DWS Small Cap Core S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.94	13.08	14.01	8.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CHJ	Federated Hermes International Equity IS: Class Inst Investment Advisor: Federated Global Investment Management Corp Subadvisor: Polaris Capital Management, LLC	0.94*	14.57	7.47	4.87
Foreign Blend	06-049	Federated Hermes Intl Leaders IS: Class Inst Investment Advisor: Federated Global Investment Management Corp	0.79*	17.35	10.56	4.40
Large Cap Growth	06-050	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.84*	32.68	13.48	10.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-051	Federated Hermes MDT All Cap Core IS: Class Inst Investment Advisor: Federated MDTA LLC	0.75*	23.51	16.61	12.00
Small Cap Blend	06-4FT	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Advisor: Federated MDTA LLC	0.89*	20.58	10.78	8.70
Small Cap Growth	06-FTV	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Advisor: Federated MDTA LLC	0.89*	19.63	9.70	8.97
High Yield Bond	06-788	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Advisor: Federated Investment Management Company	0.73*	13.28	5.89	4.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCH	Fidelity Advisor Freedom 2010 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.48	9.56	4.97	4.35
Mgd Asset Allocation	06-CCJ	Fidelity Advisor Freedom 2015 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.53	10.92	5.84	4.93
Mgd Asset Allocation	06-CCK	Fidelity Advisor Freedom 2020 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.57	12.37	6.61	5.40
Mgd Asset Allocation	06-CCM	Fidelity Advisor Freedom 2025 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.61	13.54	7.34	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCN	Fidelity Advisor Freedom 2030 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.66	14.56	8.36	6.54
Mgd Asset Allocation	06-CCP	Fidelity Advisor Freedom 2035 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.7	16.65	9.87	7.36
Mgd Asset Allocation	06-CCR	Fidelity Advisor Freedom 2040 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.74	18.73	10.85	7.79
Mgd Asset Allocation	06-CCT	Fidelity Advisor Freedom 2045 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.24	10.91	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCV	Fidelity Advisor Freedom 2050 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.30	10.94	7.84
Mgd Asset Allocation	06-CCW	Fidelity Advisor Freedom 2055 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.22	10.94	7.85
Mgd Asset Allocation	06-CCX	Fidelity Advisor Freedom 2060 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.19	10.92
Mgd Asset Allocation	06-63P	Fidelity Advisor Freedom 2065 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCG	Fidelity Advisor Freedom Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.47	8.05	3.60	3.23
Balanced	06-FTY	Fidelity Advisor Balanced I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.57	21.53	12.27	8.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-280	Fidelity Advisor Diversified Intl M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.43	16.82	8.89	4.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-028	Fidelity Advisor Diversified Stock I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	28.14	16.49	11.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-255	Fidelity Advisor Dividend Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.24	17.05	11.16	8.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-34W	Fidelity Advisor Energy I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.74	1.29	13.63	2.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-120	Fidelity Advisor Equity Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	34.88	18.81	14.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-265	Fidelity Advisor Growth & Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	17.67	14.15	9.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-125	Fidelity Advisor Growth Opps M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.96	44.80	18.41	15.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-155	Fidelity Advisor Intl Cap App M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.31	27.01	10.73	7.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-232	Fidelity Advisor Leveraged Co Stk A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	25.81	15.01	7.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-295	Fidelity Advisor New Insights A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.7	35.95	14.37	11.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-047	Fidelity Advisor Real Estate I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.84	11.20	4.99	5.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GKP	Fidelity Advisor Real Estate Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.73	9.37	5.32	5.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-393	Fidelity Advisor Small Cap A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.36	18.28	13.81	7.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-841	Fidelity Advisor Stock Sel All Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	26.31	15.12	10.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-270	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.2	16.59	12.20	8.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-026	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	9.43	9.83	8.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-110	Fidelity Advisor Strategic Income A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	0.98	9.20	3.56	3.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-027	Fidelity Advisor Total Bond I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.5	7.20	2.28	2.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-322	Fidelity Advisor Value A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15*	19.40	15.97	9.04
Balanced	06-230	Fidelity VIP Asset Manager Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	12.94	7.48	5.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-245	Fidelity VIP Contrafund Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	33.45	16.65	11.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-205	Fidelity VIP Equity-Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	10.65	12.30	8.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-210	Fidelity VIP Growth Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	36.24	19.64	14.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-215	Fidelity VIP High Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.82	10.48	3.87	3.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-220	Fidelity VIP Overseas Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77	20.55	9.99	4.91
Large Cap Growth	06-CMX	Franklin Growth Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.55	27.99	15.29	12.36
Large Cap Growth	06-CNW	Franklin Growth Opportunities Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.68*	40.15	15.29	11.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-719	Franklin Income Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.46*	8.83	7.90	5.34
World Stock	06-723	Franklin Mutual Global Discovery Z: Class Inst Investment Advisor: Franklin Mutual Advisers, LLC	0.95	20.58	10.39	6.32
Small Cap Value	06-CMY	Franklin Small Cap Value Adv: Class Adv*** Investment Advisor: Franklin Mutual Advisers, LLC	0.73	13.16	11.34	7.18
Mid Cap Growth	06-CNC	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.65*	27.50	14.04	9.55
Multisector Bond	06-CNF	Franklin Strategic Income Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.68*	8.53	2.29	2.03
Specialty	06-FPC	Franklin Utilities Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.56	-4.69	7.41	8.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CGH	Goldman Sachs FS Government Adm: Class Other** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	4.78	1.65	1.03
World Allocation	06-249	Goldman Sachs Growth Strategy Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.62*	17.83	9.98	6.76
Foreign Blend	06-367	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.81*	20.83	7.98	5.10
Large Cap Growth	06-CKX	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.67*	37.26	16.38	13.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-052	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68*	10.88	9.93	8.32
Mid Cap Growth	06-727	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.91*	19.12	13.74	9.38
Mid Cap Blend	06-252	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	11.85	13.52	8.19
World Allocation	06-728	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	1.13*	10.42	4.59	2.86
Small Cap Blend	06-254	Goldman Sachs Small Cap Value Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	1.00*	11.32	8.61	6.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-257	Goldman Sachs Technology Opps Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.89*	58.26	18.79	15.64
Large Cap Blend	06-053	Goldman Sachs US Equity Insights Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68*	23.44	13.83	10.87
Mid Cap Growth	06-39P	Hartford MidCap R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.16	14.37	9.30	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3CT	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Inc.	1.22	12.37	11.34
World Bond	06-3YH	Hartford World Bond R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.02	3.86	0.68	1.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-569	Impax Global Environmental Markets Inv: Class Inv Investment Advisor: Impax Asset Management LLC Subadvisor: Impax Asset Management Ltd	1.16	16.55	12.05	7.33
Balanced	06-568	Impax Sustainable Allocation Inv: Class Inv Investment Advisor: Impax Asset Management LLC	0.9	13.17	8.91	6.57
Balanced	06-893	Invesco Active Allocation Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.72	13.87	8.04	5.63
Large Cap Growth	06-023	Invesco American Franchise A: Class A Investment Advisor: Invesco Advisers, Inc.	0.99	40.91	16.07	11.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-771	Invesco Comstock A: Class A Investment Advisor: Invesco Advisers, Inc.	0.82	12.24	13.41	8.90
Large Cap Value	06-762	Invesco Comstock Select Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.71*	12.32	14.14	9.20
Intermediate Term Bond	06-894	Invesco Core Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.46*	5.70	1.57	2.22
Diversified Emerging Markets	06-571	Invesco Developing Markets Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.99	11.40	2.52	1.73
Mid Cap Growth	06-4HC	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.73	13.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-817	Invesco Diversified Dividend Investor: Class Inv Investment Advisor: Invesco Advisers, Inc.	0.73	8.86	9.86	7.63
Foreign Growth	06-192	Invesco EQV International Equity R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.9	17.97	8.32	4.27
Specialty	06-055	Invesco Floating Rate ESG Y: Class Inst Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.85	11.95	4.97	3.84
World Stock	06-843	Invesco Global Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.87	17.63	4.36	6.66
Multisector Bond	06-751	Invesco Global Strategic Income Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.86*	8.93	1.38	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-752	Invesco Global Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.81	34.34	12.25	8.47
Specialty	06-753	Invesco Gold & Special Minerals Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	6.66	11.61	5.61
Specialty	06-815	Invesco Health Care Invstor: Class Inv Investment Advisor: Invesco Advisers, Inc.	1.04	3.05	8.59	6.72
Specialty	06-229	Invesco Income Advantage Intl R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.99*	13.36	5.22	2.72
World Bond	06-754	Invesco International Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.86	8.27	0.24	0.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-757	Invesco International Small-Mid Com Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	1.09	12.57	6.75	7.21
Large Cap Blend	06-758	Invesco Main Street All Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	26.24	15.56	9.71
Mid Cap Blend	06-759	Invesco Main Street Mid Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	14.73	12.00	7.81
Foreign Growth	06-756	Invesco Oppenheimer International Gr Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.83	21.01	9.03	4.04
Specialty	06-062	Invesco Senior Floating Rate Y: Class Inst Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.82*	11.78	3.63	3.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-320	Invesco Small Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc.	1.16	12.66	8.73	7.35
Mid Cap Value	06-814	Invesco Value Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc.	1.09	15.15	16.74	8.67
Mid Cap Value	06-6KR	Invesco Value Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.84	15.34	17.02	8.93
Mid Cap Growth	06-CMC	Janus Henderson Enterprise A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.14	17.57	13.21	11.52
Large Cap Growth	06-603	Janus Henderson Forty A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.81	39.54	16.54	13.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-GMH	Janus Henderson Global Equity Income A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.2	10.14	7.30	3.85
Specialty	06-CGX	Janus Henderson Global Life Sciences T: Class Other Investment Advisor: Janus Henderson Investors US LLC	0.92	7.40	12.52	11.40
Large Cap Blend	06-156	Janus Henderson Growth And Income R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.37*	17.17	12.08	10.34
Mid Cap Value	06-604	Janus Henderson Mid Cap Value A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.91	11.06	9.88	6.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-888	Janus Henderson Research A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.84	42.82	16.53	12.28
Small Cap Value	06-615	Janus Henderson Small Cap Value S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.09	12.85	7.68	6.31
Small Cap Growth	06-889	Janus Henderson Triton A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.32*	14.24	8.75	8.27
Balanced	06-611	Janus Henderson VIT Balanced Svc: Class S Investment Advisor: Janus Henderson Investors US LLC	0.86	15.13	9.37	7.73
Intermediate Term Bond	06-601	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Advisor: Janus Henderson Investors US LLC	0.57*	5.50	1.79	1.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-600	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Advisor: Janus Henderson Investors US LLC	0.64	26.78	13.33	9.01
Large Cap Blend	06-954	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.04*	14.90	10.16	8.51
Large Cap Value	06-FXX	JPMorgan Equity Income R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.7	4.74	10.97
Int Government Bond	06-FYC	JPMorgan Government Bond R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.55*	4.17	0.41
Mid Cap Growth	06-FYG	JPMorgan Mid Cap Growth R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.95*	23.06	15.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FYJ	JPMorgan Mid Cap Value R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.90*	11.11	10.86
Mgd Asset Allocation	06-GMM	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.72	5.26
Mgd Asset Allocation	06-GMN	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	13.14	6.40
Mgd Asset Allocation	06-GMP	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	15.05	7.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GMR	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	16.76	8.64
Mgd Asset Allocation	06-GMT	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	18.10	9.47
Mgd Asset Allocation	06-GMV	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.20	10.06
Mgd Asset Allocation	06-GMW	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.41	10.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GMX	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.48	10.15
Mgd Asset Allocation	06-GMY	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.44	10.15
Mgd Asset Allocation	06-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	18.79
Mgd Asset Allocation	06-GNC	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.51	4.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FYM	JPMorgan US Small Company R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.97	14.37	10.86
Large Cap Value	06-GJH	JPMorgan Value Advantage R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.80*	9.76	11.11
Multisector Bond	06-CJT	Lord Abbett Bond Debenture R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.58	7.07	3.52
Small Cap Growth	06-CJW	Lord Abbett Developing Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	8.74	9.25
Large Cap Blend	06-CJV	Lord Abbett Dividend Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	16.66	13.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-CJX	Lord Abbett Fundamental Equity R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71	13.36	10.99
Large Cap Growth	06-CJY	Lord Abbett Growth Leaders R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.66	33.27	16.36
Mid Cap Growth	06-CKC	Lord Abbett Growth Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71*	11.11	9.08
High Yield Bond	06-CKF	Lord Abbett High Yield R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.7	10.67	4.17
Foreign Small/Mid Eqty	06-36F	Lord Abbett International Opp R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.01	15.03	7.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-CKG	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.76	15.81	11.10
Small Cap Value	06-CKH	Lord Abbett Small Cap Value R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.98	20.04	8.43
Intermediate Term Bond	06-CKJ	Lord Abbett Total Return R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.45	6.38	1.39
Mid Cap Blend	06-CKK	Lord Abbett Value Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.91	17.02	10.69
Balanced	06-222	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	0.88	8.51	4.87	3.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-223	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.02	13.14	8.02	5.30
Balanced	06-224	Manning & Napier Pro-Blend Max Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.10*	19.05	11.82	7.86
Balanced	06-226	Manning & Napier Pro-Blend Mod Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.07	11.10	6.48	4.20
Balanced	06-058	MFS Aggressive Growth Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.02*	15.98	11.34	8.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-059	MFS Conservative Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.84	10.47	6.13	4.63
Emerging Market Bond	06-014	MFS Emerging Markets Debt R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.06*	10.10	2.24	2.73
Balanced	06-060	MFS Growth Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.96*	14.59	9.96	7.13
Foreign Growth	06-773	MFS International Intrinsic Value R3: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.03*	17.60	8.47	6.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-360	MFS International New Discovery A: Class A*** Investment Advisor: Massachusetts Financial Services Company	1.31*	12.78	5.19	4.22
Large Cap Growth	06-386	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.71	24.06	16.71	12.75
Mid Cap Growth	06-365	MFS Mid Cap Growth A: Class A Investment Advisor: Massachusetts Financial Services Company	1.04*	21.00	12.84	10.62
Mid Cap Value	06-891	MFS Mid Cap Value R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.99*	12.52	12.65	8.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-061	MFS Moderate Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.9	12.49	8.06	5.90
Small Cap Growth	06-299	MFS New Discovery R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.29*	13.97	10.52	7.23
Specialty	06-CMH	MFS Technology R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.14*	53.89	17.15	15.12
Specialty	06-388	MFS Utilities R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.00*	-2.22	8.16	6.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-375	MFS Value A: Class A Investment Advisor: Massachusetts Financial Services Company	0.79*	7.89	11.24	8.41
Mid Cap Blend	06-399	Monteagle Opportunity Equity Instl: Class Inst Investment Advisor: Park Place Capital Corporation Subadvisor: Gw Henssler & Associates Ltd	1.2	13.89	13.14	8.41
Diversified Emerging Markets	06-015	Neuberger Berman Emerg Mkts Eq A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.52*	4.40	0.50	1.07
World Stock	06-880	Neuberger Berman Focus Adv: Class Adv Investment Advisor: Neuberger Berman Investment Advisers LLC	1.35	23.23	9.74	7.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv Investment Advisor: Neuberger Berman Investment Advisers LLC	1.1	-2.10	11.64	9.11
Mid Cap Value	06-GJK	Neuberger Berman M/C Intrinsic Val A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.21*	10.82	8.15	6.03
Small Cap Growth	06-868	Neuberger Berman Small Cap Growth A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.27*	9.71	10.56	8.78
Large Cap Blend	06-CNY	Neuberger Berman Sustainable Equity A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06	26.53	13.64	9.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-832	North Square Multi Strategy I: Class Inst Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	1.28	18.30	12.34	9.06
Small Cap Value	06-492	Northern Small Cap Value: Class No Load Investment Advisor: Northern Trust Investments Inc	1.00*	15.55	9.34	6.49
Large Cap Value	06-892	Nuveen Dividend Value A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.96*	10.92	9.44	7.31
Mid Cap Growth	06-237	Nuveen Mid Cap Growth Opps A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.17*	19.94	11.17	7.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-234	Nuveen Mid Cap Value 1 A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.16*	14.22	12.29	8.52
Specialty	06-324	Nuveen Real Estate Securities A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.22*	11.22	6.67	7.04
Small Cap Blend	06-239	Nuveen Small Cap Select A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.24*	17.30	12.18	8.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-242	Nuveen Small Cap Value A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.20*	11.61	8.03	5.71
Large Cap Blend	06-497	Parnassus Core Equity Investor: Class Inv Investment Advisor: Parnassus Investments LLC	0.82*	24.93	15.48	11.63
Mid Cap Growth	06-496	Parnassus Mid Cap Growth Investor: Class No Load Investment Advisor: Parnassus Investments LLC	0.8	35.60	10.48	8.45
Mid Cap Blend	06-498	Parnassus Mid-Cap: Class No Load Investment Advisor: Parnassus Investments LLC	0.96*	12.67	8.76	7.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Emerging Market Bond	06-501	Payden Emerging Markets Bond: Class Inv Investment Advisor: Payden & Rygel	0.73	12.34	2.28	3.10
Multisector Bond	06-467	Payden Managed Income Adviser: Class Adv Investment Advisor: Payden & Rygel	1.20*	5.84	2.56	1.98
Specialty	06-3FP	PGIM Global Real Estate R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05*	11.11	4.35
Specialty	06-526	PGIM Global Real Estate Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.93	11.26	4.47	4.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-6CF	PGIM Global Total Return R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.84*	9.34	-0.30
High Yield Bond	06-3FJ	PGIM High Yield R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.66*	11.76	5.07
High Yield Bond	06-532	PGIM High Yield Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.51	12.16	5.25	4.73
Specialty	06-457	PGIM Jennison Financial Services Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.09	20.88	13.47	5.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-063	PGIM Jennison Focused Growth Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.75*	52.74	16.43	13.31
Specialty	06-459	PGIM Jennison Health Sciences Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.86	12.63	12.58	10.90
Mid Cap Growth	06-3FG	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.83*	20.44	14.90
Mid Cap Growth	06-462	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.73	20.60	15.03	9.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-454	PGIM Jennison Natural Resources Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.91	-1.82	15.41	1.80
Small Cap Growth	06-3FW	PGIM Jennison Small Company R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.93*	11.74	13.98
Small Cap Growth	06-593	PGIM Jennison Small Company Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.81	11.85	14.12	9.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3FV	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.98*	11.50	8.82
Mid Cap Value	06-064	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.89*	11.62	8.95	6.15
Intermediate Term Bond	06-3FM	PGIM Total Return Bond R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.64*	7.51	1.48
Intermediate Term Bond	06-537	PGIM Total Return Bond Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.49*	7.67	1.64	2.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-706	PIMCO All Asset Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	1.65*	8.29	5.94	4.06
Specialty	06-018	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.24*	-7.71	8.52	-0.88
High Yield Bond	06-760	PIMCO High Yield Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.82	12.48	4.59	3.95
Multisector Bond	06-768	PIMCO Income Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.87	9.05	3.15	4.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-CNN	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.29	8.08	1.91	2.97
Specialty	06-33M	PIMCO Long Duration Total Return A: Class A Investment Advisor: Pacific Investment Management Company, LLC	2.13	7.15	0.97
Specialty	06-33N	PIMCO Long-Term US Government A: Class A Investment Advisor: Pacific Investment Management Company, LLC	1.4	3.04	-1.62	1.79
Inflation-Protec Bond	06-707	PIMCO Real Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.92	3.48	3.03	2.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3Y3	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72	11.49	6.92
Mgd Asset Allocation	06-3Y4	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.64	13.24	7.71
Mgd Asset Allocation	06-3Y6	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.57	15.61	8.78
Mgd Asset Allocation	06-3Y7	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.51	17.00	9.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3Y9	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.45	18.11	10.06
Mgd Asset Allocation	06-3YC	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.41	18.83	10.40
Mgd Asset Allocation	06-3YF	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.4	19.11	10.44
Mgd Asset Allocation	06-6FG	PIMCO RealPath Blend 2060 Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.4	19.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3YG	PIMCO RealPath Blend Income Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.76	10.66	5.88
Intermediate Term Bond	06-291	PIMCO Total Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.74	6.04	1.06	1.68
Intermediate Term Bond	06-823	Pioneer Bond Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.47	7.28	1.97	2.44
High Yield Bond	06-021	Pioneer Corporate High Yield Fund Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.61*	10.57	4.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-828	Pioneer Equity Income Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.78	7.61	9.40	8.41
Large Cap Blend	06-590	Pioneer Fund VCT I: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.76	28.93	16.74	12.22
Large Cap Growth	06-626	Pioneer Fundamental Growth Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.76	33.12	17.48	13.27
World Stock	06-GGJ	Pioneer Global Sustainable Equity Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.75*	17.09	14.06	8.91
High Yield Bond	06-829	Pioneer High Yield Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.85*	11.22	4.49	3.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-831	Pioneer Mid Cap Value Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.89	12.68	12.52	7.56
Mid Cap Growth	06-591	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Advisor: Amundi Asset Management US, Inc.	0.87	18.77	10.39	8.68
Multisector Bond	06-CGG	Pioneer Strategic Income Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.70*	8.85	2.98	3.02
Intermediate Term Bond	06-897	Putnam Diversified Income Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.79	5.03	1.33	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNP	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.71	17.87	8.45	6.64
Balanced	06-GNV	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.78	11.36	4.53	4.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNY	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	0.8	21.04	10.36	7.72
Large Cap Growth	06-899	Putnam Large Cap Growth Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.65	44.58	18.67	14.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-FCF	Putnam Large Cap Value Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.64	15.64	14.57	10.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-747	Russell Inv Emerging Markets S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.19*	8.36	2.04	1.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-742	Russell Inv Equity Income S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;	0.83*	12.24	12.91	10.00
World Stock	06-736	Russell Inv Global Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Wellington Management Company LLP;Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc;	0.99*	22.42	12.38	8.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-489	Russell Inv Global Infrastructure S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03*	6.77	7.46	5.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-739	Russell Inv Global Real Estate Secs S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.09*	10.29	3.25	3.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-737	Russell Inv International Devd Mkts S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93*	16.27	7.59	3.91
Intermediate Term Bond	06-738	Russell Inv Investment Grade Bond S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48*	5.02	0.92	1.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-659	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.86*	14.47	5.49	4.27
Balanced	06-661	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.65*	8.22	2.36	2.38
Balanced	06-662	Russell Inv LifePoints Equity Gr StratR1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.89*	19.30	8.38	5.74
Balanced	06-663	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.91*	17.72	7.54	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-664	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.75*	11.23	3.42	3.20
Multisector Bond	06-488	Russell Inv Opportunistic Credit S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd;	0.77*	11.02	3.01	3.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-741	Russell Inv Strategic Bond S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.58*	4.38	0.95	1.70
Large Cap Blend	06-744	Russell Inv Sustainable Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	1.00*	19.49	13.36	10.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-749	Russell Inv US Small Cap Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	1.05*	13.53	10.78	7.13
Large Cap Blend	06-225	State Street Equity 500 Index Adm: Class Other Investment Advisor: SSGA Funds Management Inc	0.17*	26.08	15.42	11.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-029	Steward Global Equity Income Fund A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	1.26	15.24	10.37	8.37
Large Cap Blend	06-030	Steward Values Enhanced Lg Cap Index A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.84	24.98	13.79	10.08
Small Cap Blend	06-031	Steward Values Enhanced SmMidCapIndex A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.83	15.78	10.81	7.56
Large Cap Growth	06-720	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.23	48.60	12.99	11.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-580	T. Rowe Price Equity Income Port: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.74*	9.54	11.20	7.84
Europe Stock	06-755	T. Rowe Price European Stock: Class Inv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.03	19.01	8.83	3.57
World Allocation	06-47X	T. Rowe Price Global Allocation Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	1.23*	13.47	7.45	5.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-308	T. Rowe Price Growth Stock Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.93	44.88	13.02	11.42
Foreign Growth	06-715	T. Rowe Price International Stock R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.40*	15.80	7.22	4.33
Foreign Value	06-309	T. Rowe Price International Value Eq Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.08	18.94	8.36	3.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-790	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	1.29	19.45	11.22	10.03
Mid Cap Value	06-311	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	1.07	18.44	12.93	9.16
Mgd Asset Allocation	06-573	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	11.65	5.70	4.46
Mgd Asset Allocation	06-574	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	12.08	6.18	4.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-774	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.75	12.71	6.74	5.28
Mgd Asset Allocation	06-777	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.78	13.17	7.38	5.78
Mgd Asset Allocation	06-779	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.79	14.33	8.17	6.33
Mgd Asset Allocation	06-782	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.82	16.02	8.98	6.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-784	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.84	17.83	9.77	7.31
Mgd Asset Allocation	06-787	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.85	19.27	10.41	7.69
Mgd Asset Allocation	06-791	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.87	20.17	10.90	7.94
Mgd Asset Allocation	06-793	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.88	20.49	10.98	7.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-796	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.48	10.93	7.95
Mgd Asset Allocation	06-CMP	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.44	10.93
Mgd Asset Allocation	06-63R	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.45
Balanced	06-798	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	11.13	5.91	4.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-CNG	Templeton Foreign Adv: Class Adv Investment Advisor: Templeton Global Advisors Limited	0.85*	20.20	6.63	2.53
World Bond	06-CNH	Templeton Global Bond Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.72*	2.71	-2.32	-0.36
World Stock	06-CNJ	Templeton Growth Adv: Class Adv Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	0.79	21.29	6.66	3.48
World Bond	06-CHN	Templeton International Bond A: Class A Investment Advisor: Franklin Advisers, Inc.	1.09*	2.80	-2.80	-1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-316	Thornburg International Equity R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.90*	15.99	10.46	4.95
World Allocation	06-986	Thornburg Investment Income Builder R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.03*	18.00	8.85	6.22
Short Term Bond	06-953	Thornburg Limited Term Income R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.49*	6.57	2.25	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Gov Bond	06-104	Thornburg Limited Term US Government R3: Class Retirement** Investment Advisor: Thornburg Investment Management Inc	0.99*	3.90	0.11	0.52
Mid Cap Blend	06-109	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.31*	13.19	8.34	7.42
Mid Cap Growth	06-314	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.95*	20.19	7.00	5.67
Intermediate Term Bond	06-434	Nuveen Bond Index Retirement: Class Retirement Investment Advisor: Teachers Advisors LLC	0.32	5.48	0.72	1.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-CNK	Nuveen Core Impact Bond Retirement: Class Retirement Investment Advisor: Teachers Advisors LLC	0.62	5.89	0.83	2.06
Intermediate Term Bond	06-939	Nuveen Core Plus Bond R: Class Retirement Investment Advisor: Teachers Advisors LLC	0.55	6.77	1.52	2.19
Diversified Emerging Markets	06-020	Nuveen Emerging Markets Eq Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.44	8.91	3.08	2.13
Large Cap Blend	06-433	Nuveen Core Equity Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	32.48	14.99	11.07
Foreign Blend	06-428	Nuveen International Eq Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	17.93	8.00	4.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-6J9	Nuveen International Opps A: Class A Investment Advisor: Teachers Advisors LLC	0.99	15.06	8.85	4.50
Large Cap Growth	06-431	Nuveen Large Cap Gr Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	42.29	19.14	14.51
Large Cap Growth	06-942	Nuveen Large Cap Growth R: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	46.66	16.54	13.14
Large Cap Value	06-429	Nuveen Large Cap Value Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	11.15	10.61	8.09
Large Cap Value	06-943	Nuveen Large Cap Value Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	13.98	12.23	7.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-032	Nuveen Lifecycle Index 2010 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.09	5.74	4.70
Mgd Asset Allocation	06-033	Nuveen Lifecycle Index 2015 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.92	6.24	5.05
Mgd Asset Allocation	06-034	Nuveen Lifecycle Index 2020 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	12.83	6.76	5.45
Mgd Asset Allocation	06-035	Nuveen Lifecycle Index 2025 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	13.92	7.55	5.99
Mgd Asset Allocation	06-036	Nuveen Lifecycle Index 2030 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	15.27	8.39	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-037	Nuveen Lifecycle Index 2035 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	16.90	9.29	7.10
Mgd Asset Allocation	06-038	Nuveen Lifecycle Index 2040 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	18.65	10.24	7.68
Mgd Asset Allocation	06-039	Nuveen Lifecycle Index 2045 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	19.76	11.00	8.09
Mgd Asset Allocation	06-040	Nuveen Lifecycle Index 2050 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.25	11.19	8.22
Mgd Asset Allocation	06-041	Nuveen Lifecycle Index 2055 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.43	11.30	8.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CMV	Nuveen Lifecycle Index 2060 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.67	11.44
Mgd Asset Allocation	06-4XT	Nuveen Lifecycle Index 2065 Ret: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.92
Mgd Asset Allocation	06-042	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.56	5.78	4.64
Balanced	06-4CX	Nuveen Lifestyle Aggressive Gr A: Class A Investment Advisor: Teachers Advisors LLC	0.92*	22.32	11.81	8.02
Balanced	06-3XV	Nuveen Lifestyle Growth A: Class A Investment Advisor: Teachers Advisors LLC	0.86*	19.17	9.84	6.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-944	Nuveen Mid Cap Growth Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.73	21.16	9.89	7.18
Large Cap Blend	06-432	Nuveen Large Cap Responsible Eq Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43	22.20	14.76	10.72
Multisector Bond	06-703	Touchstone Flexible Income A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Bramshill Investments LLC	1.22*	7.72	3.52	3.50
Large Cap Blend	06-624	Touchstone Focused Y: Class No Load*** Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.89	25.10	15.57	10.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-699	Touchstone Growth Opportunities A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	1.26*	42.68	18.68	12.25
Mid Cap Growth	06-GPH	Touchstone Mid Cap Growth A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	1.26	24.20	13.92	10.57
Foreign Blend	06-701	Touchstone Non-US ESG Equity A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Rockefeller & Co. LLC	1.18	23.44	9.72	7.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-702	Touchstone Value A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC	1.08*	10.80	11.63	8.61
Small Cap Growth	06-119	Vanguard VIF Small Co Gr: Class *** Investment Advisor: ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc;	0.29	19.65	9.98	7.85
Mid Cap Value	06-581	Victory Sycamore Established Value A: Class A*** Investment Advisor: Victory Capital Management Inc.	0.9	9.95	14.22	10.62
Small Cap Value	06-582	Victory Sycamore Small Company Opp A: Class A*** Investment Advisor: Victory Capital Management Inc.	1.25	11.05	11.30	9.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-582	Victory Special Growth: Class *** Investment Advisor: Victory Capital Management Inc.	1.25	11.05	11.30	9.09
Foreign Small/Mid Eqty	06-GFG	Victory Trivalent International Sm-Cp A: Class A Investment Advisor: Victory Capital Management Inc.	1.35*	15.06	7.61	5.21
Large Cap Value	06-803	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.97*	14.87	10.97	7.92
Mid Cap Value	06-806	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.01	10.97	10.13	7.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-808	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.15*	14.70	9.25	6.44
Large Cap Value	06-202	Virtus NFJ Dividend Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.95*	20.50	10.25	7.05
Mid Cap Value	06-765	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.90*	16.34	10.74	8.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-231	Virtus NFJ Small-Cap Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.07	27.33	9.55	4.87
Intermediate Term Bond	06-811	Virtus Seix Total Return Bond A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.70*	4.37	0.98	1.55
Small Cap Growth	06-6KM	Voya Small Cap Growth I: Class Inst Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.93*	20.35	13.13	10.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-713	Western Asset Core Plus Bond FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82	6.48	0.51	1.95
Small Cap Blend	06-627	North Square Spectrum Alpha I: Class Inst Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	2.01	25.02	10.38	6.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.40*	19.28
High Yield Bond	06-006	AB High Income R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.62	13.83	3.90	3.26
Large Cap Growth	06-196	Alger Capital Appreciation Instl R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.67	42.30	14.40	11.63
Small Cap Growth	06-198	Alger Small Cap Growth Institutional R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.73	14.26	7.13	6.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-697	American Century Disciplined Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.25*	42.75	15.72	11.40
Intermediate Term Bond	06-722	American Century Diversified Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.85	5.03	0.79	1.30
Diversified Emerging Markets	06-204	American Century Emerging Markets A: Class A Investment Advisor: American Century Investment Management Inc	1.51	5.14	1.37	1.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-175	American Century Equity Growth A: Class A Investment Advisor: American Century Investment Management Inc	0.91	24.01	11.97	9.01
Large Cap Value	06-285	American Century Equity Income A: Class A Investment Advisor: American Century Investment Management Inc	1.18	3.64	7.80	7.72
Mid Cap Growth	06-290	American Century Heritage A: Class A Investment Advisor: American Century Investment Management Inc	1.26	20.24	12.92	9.07
World Bond	06-421	American Century International Bond A: Class A Investment Advisor: American Century Investment Management Inc	1.05	0.78	-3.05	-2.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-325	American Century International Gr A: Class A Investment Advisor: American Century Investment Management Inc	1.61	12.06	7.78	3.62
Foreign Small/Mid Eqty	06-3VH	American Century International Opps A: Class A Investment Advisor: American Century Investment Management Inc	1.78	8.36	5.95	3.65
Mid Cap Value	06-395	American Century Mid Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.23	5.90	10.76	8.43
Mgd Asset Allocation	06-403	American Century One Choice 2025 A: Class A Investment Advisor: American Century Investment Management Inc	1.02*	10.96	6.25	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-404	American Century One Choice 2030 A: Class A Investment Advisor: American Century Investment Management Inc	1.04*	11.82	6.78	5.15
Mgd Asset Allocation	06-406	American Century One Choice 2035 A: Class A Investment Advisor: American Century Investment Management Inc	1.08*	12.58	7.32	5.54
Mgd Asset Allocation	06-407	American Century One Choice 2040 A: Class A Investment Advisor: American Century Investment Management Inc	1.10*	13.36	7.87	5.95
Mgd Asset Allocation	06-408	American Century One Choice 2045 A: Class A Investment Advisor: American Century Investment Management Inc	1.13*	14.10	8.49	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-409	American Century One Choice 2050 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	14.76	9.18	6.76
Mgd Asset Allocation	06-437	American Century One Choice 2055 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	15.41	9.50	6.96
Mgd Asset Allocation	06-CKR	American Century One Choice 2060 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	15.76	9.73
Mgd Asset Allocation	06-63T	American Century One Choice 2065 A: Class A Investment Advisor: American Century Investment Management Inc	1.17*	15.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-426	American Century One Choice In Ret A: Class A Investment Advisor: American Century Investment Management Inc	1.00*	10.79	5.84	4.37
Specialty	06-380	American Century Real Estate A: Class A Investment Advisor: American Century Investment Management Inc	1.4	10.73	6.91	6.86
Large Cap Growth	06-240	American Century Select A: Class A Investment Advisor: American Century Investment Management Inc	1.19*	39.54	17.54	13.21
Small Cap Value	06-390	American Century Small Cap Value A: Class A*** Investment Advisor: American Century Investment Management Inc	1.34	15.93	14.24	8.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-400	American Century Strat Allc: Agrsv A: Class A Investment Advisor: American Century Investment Management Inc	1.05*	15.07	10.25	7.11
Balanced	06-405	American Century Strat Allc: Cnsrv A: Class A Investment Advisor: American Century Investment Management Inc	1.08*	10.13	6.43	4.61
Balanced	06-415	American Century Strat Allc: Mod A: Class A Investment Advisor: American Century Investment Management Inc	1.09*	12.86	8.48	5.94
Large Cap Growth	06-430	American Century Ultra® A: Class A Investment Advisor: American Century Investment Management Inc	1.16*	42.96	18.88	14.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-698	American Century Value A: Class A Investment Advisor: American Century Investment Management Inc	1.25*	8.61	11.27	7.97
Mgd Asset Allocation	06-957	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	8.00	5.39	4.41
Mgd Asset Allocation	06-959	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.95	8.93	5.81	4.70
Mgd Asset Allocation	06-971	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.96	9.78	6.19	5.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-973	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.97	11.28	7.13	5.72
Mgd Asset Allocation	06-976	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.98	13.70	8.20	6.55
Mgd Asset Allocation	06-978	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1	16.18	9.68	7.45
Mgd Asset Allocation	06-981	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	18.59	10.45	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-983	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	19.38	10.64	8.02
Mgd Asset Allocation	06-996	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	20.04	10.68	8.06
Mgd Asset Allocation	06-998	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	20.61	10.62	8.03
Mgd Asset Allocation	06-CGC	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.04	20.75	10.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4PY	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.04	20.82
Large Cap Growth	06-182	American Funds AMCAP R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.99	30.59	11.73	9.72
Balanced	06-447	American Funds American Balanced R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.9	13.61	8.55	7.18
High Yield Bond	06-184	American Funds American High-Inc R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.97*	11.77	5.40	3.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-183	American Funds Capital World Gr&Inc R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.06	20.42	10.30	6.89
Foreign Growth	06-181	American Funds Europacific Growth R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.12	15.29	7.34	4.22
Large Cap Blend	06-213	American Funds Fundamental Invs R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.93	25.46	13.13	10.28
Large Cap Growth	06-179	American Funds Growth Fund of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	36.76	14.53	11.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-186	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.89*	4.15	1.17	1.01
World Stock	06-502	American Funds New Perspective R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.07	24.19	13.16	9.38
Diversified Emerging Markets	06-691	American Funds New World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.22	15.47	8.21	4.82
World Stock	06-333	American Funds SMALLCAP World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.31	18.53	10.24	7.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-449	American Funds Washington Mutual R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	16.85	12.89	10.22
World Allocation	06-527	BlackRock Global Allocation R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	1.46*	11.96	6.91	4.17
Specialty	06-CGN	BlackRock Health Sciences Opps R: Class Retirement Investment Advisor: BlackRock Advisors LLC	1.46	3.19	9.89	11.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-CHR	BlackRock High Yield Bond R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	1.17*	13.07	5.03	3.92
Mid Cap Growth	06-GHJ	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Advisor: BlackRock Advisors LLC	1.30*	27.57	12.29	10.91
Intermediate Term Bond	06-901	BlackRock Total Return R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	1.04*	5.32	0.96	1.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-714	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	1.25*	6.57	0.38	0.77
Large Cap Blend	06-716	ClearBridge Growth R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.42	23.30	7.74	5.70
Large Cap Blend	06-717	ClearBridge Appreciation R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.26	19.08	13.53	10.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GJX	ClearBridge Large Cap Growth R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.34	44.31	14.87	12.48
Foreign Small/Mid Eqty	06-693	Columbia Acorn International A: Class A Investment Advisor: Columbia Wanger Asset Management LLC	1.23*	19.31	5.73	2.96
Large Cap Blend	06-902	Columbia Contrarian Core A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.97*	31.75	16.50	11.49
Large Cap Value	06-903	Columbia Dividend Income A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.9	10.21	12.59	10.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-FTM	Columbia Overseas Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.16*	15.85	7.87	4.38
Intermediate Term Bond	06-914	Columbia Quality Income A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.88*	4.01	-0.60	1.00
World Stock	06-4NK	Columbia Select Global Equity A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.25	24.47	13.49	9.55
Large Cap Value	06-912	Columbia Select Large Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.80*	5.52	12.12	8.89
Mid Cap Value	06-911	Columbia Select Mid Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.13*	10.25	12.99	8.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-913	Columbia Select Small Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.26*	12.40	10.18	6.07
Specialty	06-441	Columbia Seligman Tech & Info A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.2	44.22	25.07	19.64
Specialty	06-CGP	Delaware Climate Solutions R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.49*	-4.31	4.04	-4.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-007	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.48	15.24	9.11	3.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-009	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.30*	15.87	9.24	6.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-011	Delaware Ivy High Income Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.22*	11.91	4.09	3.31
Specialty	06-CGT	Delaware Ivy Science and Technology R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.58	40.25	17.11	10.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FPP	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.39*	16.29	9.45	7.34
Large Cap Value	06-FNF	DWS CROCI US A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1	20.49	8.17
Diversified Emerging Markets	06-3VN	DWS Emerging Markets Equity A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	1.18*	6.12	0.64	1.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-916	DWS Enhanced Commodity Strategy A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1.14*	-5.45	6.02	0.22
Large Cap Blend	06-622	DWS ESG Core Equity A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.80*	26.33	15.75	9.12
Int Government Bond	06-FPY	DWS GNMA A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.83	4.70	-0.07	0.79
Specialty	06-917	DWS RREEF Global Infrastructure A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.29*	1.69	7.22	4.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-621	DWS RREEF Real Assets A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.21*	2.30	7.46	4.17
Specialty	06-613	DWS RREEF Real Estate Securities A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.99	11.90	7.16	7.60
Small Cap Blend	06-GGK	DWS Small Cap Core A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1.19	12.80	13.74	8.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CHH	Federated Hermes International Equity A: Class A Investment Advisor: Federated Global Investment Management Corp Subadvisor: Polaris Capital Management, LLC	1.19*	14.30	7.19	4.58
Foreign Blend	06-065	Federated Hermes International Leaders A: Class A Investment Advisor: Federated Global Investment Management Corp	1.09*	16.99	10.27	4.12
Large Cap Growth	06-066	Federated Hermes Kaufmann Large Cap A: Class A Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	1.09*	32.37	13.20	10.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-067	Federated Hermes MDT All Cap Core A: Class A Investment Advisor: Federated MDTA LLC	1.05*	23.16	16.25	11.67
Small Cap Blend	06-4FR	Federated Hermes MDT Small Cap Core A: Class A Investment Advisor: Federated MDTA LLC	1.14*	20.26	10.50	8.42
Small Cap Growth	06-FTW	Federated Hermes MDT Small Cap Growth A: Class A Investment Advisor: Federated MDTA LLC	1.14*	19.33	9.43	8.70
High Yield Bond	06-918	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Advisor: Federated Investment Management Company	0.98*	13.18	5.66	4.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-195	Fidelity Advisor Freedom 2010 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	0.98	8.99	4.45	3.83
Mgd Asset Allocation	06-101	Fidelity Advisor Freedom 2015 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.03	10.42	5.32	4.41
Mgd Asset Allocation	06-102	Fidelity Advisor Freedom 2020 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.07	11.73	6.08	4.87
Mgd Asset Allocation	06-103	Fidelity Advisor Freedom 2025 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.11	12.90	6.80	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-106	Fidelity Advisor Freedom 2030 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.16	14.02	7.83	6.01
Mgd Asset Allocation	06-107	Fidelity Advisor Freedom 2035 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.2	16.09	9.32	6.83
Mgd Asset Allocation	06-108	Fidelity Advisor Freedom 2040 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.24	18.13	10.27	7.25
Mgd Asset Allocation	06-284	Fidelity Advisor Freedom 2045 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.55	10.36	7.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-286	Fidelity Advisor Freedom 2050 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.59	10.37	7.31
Mgd Asset Allocation	06-394	Fidelity Advisor Freedom 2055 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.62	10.38	7.31
Mgd Asset Allocation	06-CHG	Fidelity Advisor Freedom 2060 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.64	10.37
Mgd Asset Allocation	06-63V	Fidelity Advisor Freedom 2065 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-111	Fidelity Advisor Freedom Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC	0.97	7.58	3.09	2.72
Balanced	06-FVC	Fidelity Advisor Balanced M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07	20.97	11.70	8.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-045	Fidelity Advisor Diversified Stock M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.12	27.48	15.86	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-34X	Fidelity Advisor Energy M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.27	0.77	13.00	1.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-260	Fidelity Advisor Equity Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	10.88	11.22	7.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-233	Fidelity Advisor Leveraged Co Stk M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3	25.49	14.73	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-166	Fidelity Advisor New Insights M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.95	35.60	14.08	10.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-165	Fidelity Advisor Overseas M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.33	19.77	9.23	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-391	Fidelity Advisor Real Estate M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	10.56	4.51	5.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-275	Fidelity Advisor Small Cap M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.59	18.00	13.54	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-043	Fidelity Advisor Strategic Div & Inc M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	8.93	9.28	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-044	Fidelity Advisor Total Bond M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.75	6.93	2.01	2.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-323	Fidelity Advisor Value M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.40*	19.10	15.66	8.76
Large Cap Growth	06-CMW	Franklin Growth Opportunities R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.19*	39.45	14.71	10.73
Large Cap Growth	06-818	Franklin Growth R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.05	27.35	14.72	11.80
Balanced	06-724	Franklin Income R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.96*	7.95	7.27	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-726	Franklin Mutual Global Discovery R: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	1.45	20.01	9.84	5.79
Small Cap Value	06-248	Franklin Small Cap Value R: Class Retirement*** Investment Advisor: Franklin Mutual Advisers, LLC	1.23	12.61	10.78	6.65
Mid Cap Growth	06-890	Franklin Small-Mid Cap Growth R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.15*	26.86	13.48	9.02
Multisector Bond	06-915	Franklin Strategic Income R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.18*	8.05	1.77	1.53
Specialty	06-FPN	Franklin Utilities R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.06	-5.15	6.89	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CGJ	Goldman Sachs FS Government Res: Class Other** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	4.36	1.42	0.83
World Allocation	06-251	Goldman Sachs Growth Strategy Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.12*	17.23	9.43	6.24
Foreign Blend	06-368	Goldman Sachs Intl Eq Insghts S: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.31*	20.26	7.43	4.58
Large Cap Growth	06-CKY	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.05*	36.77	15.95	12.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-068	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06*	10.45	9.50	7.92
Mid Cap Growth	06-729	Goldman Sachs Mid Cap Growth Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36*	18.68	13.26	8.95
Mid Cap Blend	06-253	Goldman Sachs Mid Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.33	11.26	12.96	7.64
World Allocation	06-842	Goldman Sachs Satellite Strategies Svc: Class S*** Investment Advisor: Goldman Sachs Asset Management, L.P.	1.51*	9.98	4.20	2.51
Small Cap Blend	06-256	Goldman Sachs Small Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.50*	10.75	8.06	5.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-258	Goldman Sachs Technology Opps Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.39*	57.43	18.19	15.07
Large Cap Blend	06-069	Goldman Sachs US Equity Insights Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06*	22.96	13.41	10.47
Mid Cap Growth	06-39R	Hartford MidCap R3: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.46	13.97	8.96	8.02
Balanced	06-924	Invesco Active Allocation A: Class A Investment Advisor: Invesco Advisers, Inc.	0.96	13.52	7.77	5.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-772	Invesco Comstock R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.07	11.99	13.13	8.63
Large Cap Value	06-317	Invesco Comstock Select A: Class A Investment Advisor: Invesco Advisers, Inc.	0.95*	12.09	13.88	8.94
Intermediate Term Bond	06-926	Invesco Core Bond A: Class A Investment Advisor: Invesco Advisers, Inc.	0.71*	5.24	1.26	1.93
Diversified Emerging Markets	06-466	Invesco Developing Markets A: Class A Investment Advisor: Invesco Advisers, Inc.	1.24	11.17	2.26	1.48
Mid Cap Growth	06-4H9	Invesco Discovery Mid Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	12.96	12.49	9.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-816	Invesco Diversified Dividend A: Class A Investment Advisor: Invesco Advisers, Inc.	0.82	8.76	9.76	7.55
Specialty	06-835	Invesco Energy A: Class A Investment Advisor: Invesco Advisers, Inc.	1.23	0.26	11.18	-1.83
Foreign Growth	06-193	Invesco EQV International Equity R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.47	17.22	7.68	3.66
Specialty	06-071	Invesco Floating Rate ESG A: Class A Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	1.1	11.67	4.72	3.59
World Stock	06-763	Invesco Global A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	34.03	11.99	8.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-556	Invesco Global Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc.	1.11	17.34	4.11	6.41
Multisector Bond	06-288	Invesco Global Strategic Income A: Class A Investment Advisor: Invesco Advisers, Inc.	1.10*	8.65	1.20	1.37
Specialty	06-463	Invesco Gold & Special Minerals A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	6.36	11.34	5.35
Specialty	06-845	Invesco Health Care A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	3.05	8.59	6.72
Specialty	06-465	Invesco Income Advantage Intl A: Class A Investment Advisor: Invesco Advisers, Inc.	1.24*	13.13	4.88	2.35
World Bond	06-297	Invesco International Bond A: Class A Investment Advisor: Invesco Advisers, Inc.	1.11	8.25	0.03	0.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-764	Invesco International Small-Mid Com A: Class A Investment Advisor: Invesco Advisers, Inc.	1.33	12.29	6.50	6.95
Foreign Small/Mid Eqty	06-139	Invesco International Small-Mid Com R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.59	12.02	6.22	6.68
Large Cap Blend	06-766	Invesco Main Street All Cap A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	25.93	15.28	9.44
Mid Cap Blend	06-262	Invesco Main Street Mid Cap A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	14.48	11.71	7.54
Foreign Growth	06-319	Invesco Oppenheimer International Gr A: Class A Investment Advisor: Invesco Advisers, Inc.	1.08	20.76	8.76	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-078	Invesco Senior Floating Rate A: Class A Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	1.07*	11.49	3.35	3.02
Small Cap Growth	06-595	Invesco Small Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.41	12.43	8.45	7.08
Specialty	06-855	Invesco Technology A: Class A Investment Advisor: Invesco Advisers, Inc.	1.13	47.23	14.78	12.00
Mid Cap Value	06-813	Invesco Value Opportunities R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.34	14.87	16.47	8.40
Balanced	06-612	Janus Henderson Balanced R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.32	14.69	8.90	7.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-CMF	Janus Henderson Enterprise S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.16	17.51	13.16	11.48
Large Cap Growth	06-154	Janus Henderson Forty R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.24	38.96	16.07	12.86
Foreign Value	06-GMK	Janus Henderson Global Equity Income S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.24	10.02	7.20
Specialty	06-CGW	Janus Henderson Global Life Sciences S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.18	7.10	12.21	11.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-261	Janus Henderson Mid Cap Value R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.25	10.72	9.52	6.56
Large Cap Growth	06-919	Janus Henderson Research S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.04	42.56	16.31	12.10
Small Cap Growth	06-921	Janus Henderson Triton S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.16	14.16	8.69	8.22
Multisector Bond	06-072	Lord Abbett Bond-Debenture R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.08	6.54	3.00	3.30
Small Cap Growth	06-369	Lord Abbett Developing Growth R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.17	8.20	8.70	6.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-424	Lord Abbett Dividend Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.17	16.05	12.79	9.89
Large Cap Value	06-731	Lord Abbett Fundamental Equity R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21	12.87	10.45	7.26
Large Cap Growth	06-951	Lord Abbett Growth Leaders R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.16	32.59	15.78	12.18
Mid Cap Growth	06-371	Lord Abbett Growth Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21*	10.50	8.54	6.90
High Yield Bond	06-073	Lord Abbett High Yield R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.2	10.28	3.69	3.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-36C	Lord Abbett International Opp R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.51	14.40	6.49	3.57
Mid Cap Value	06-961	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.26	15.25	10.56	6.50
Small Cap Value	06-962	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.48	19.51	7.89	5.09
Intermediate Term Bond	06-952	Lord Abbett Total Return R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.95	5.86	0.89	1.50
Mid Cap Blend	06-968	Lord Abbett Value Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.41	16.47	10.14	6.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-074	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.27*	15.66	11.06	7.80
Balanced	06-075	MFS Conservative Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.09	10.12	5.87	4.36
Emerging Market Bond	06-013	MFS Emerging Markets Debt R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.31*	9.90	1.98	2.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-076	MFS Growth Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.21*	14.25	9.69	6.86
Foreign Growth	06-822	MFS International Intrinsic Value R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.28*	17.33	8.21	6.58
Foreign Small/Mid Eqty	06-379	MFS International New Discovery R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.56*	12.47	4.93	3.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-387	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.96	23.76	16.41	12.47
Mid Cap Value	06-922	MFS Mid Cap Value R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.24*	12.25	12.38	8.16
Balanced	06-077	MFS Moderate Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.15	12.19	7.80	5.64
Small Cap Growth	06-298	MFS New Discovery R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.54*	13.66	10.25	6.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-CMG	MFS Technology R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.39*	53.47	16.85	14.83
Specialty	06-389	MFS Utilities R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.25*	-2.47	7.89	5.97
Mid Cap Blend	06-105	Monteagle Opportunity Equity Inv: Class Inv Investment Advisor: Park Place Capital Corporation Subadvisor: Gw Henssler & Associates Ltd	1.7	13.44	12.59	7.88
Diversified Emerging Markets	06-016	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.93*	3.98	0.10	0.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-GJM	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.46*	10.53	7.87	5.77
Small Cap Growth	06-867	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.52*	9.45	10.29	8.51
Large Cap Blend	06-CPC	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.32	26.20	13.35	9.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-839	North Square Multi Strategy A: Class A Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	1.52	18.01	11.88	8.75
Small Cap Blend	06-629	North Square Spectrum Alpha Fund A: Class A Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	2.26	24.70	9.77	6.01
Multisector Bond	06-468	Payden Managed Income Retire: Class Retirement Investment Advisor: Payden & Rygel	1.45*	5.63	2.30	1.73
Specialty	06-531	PGIM Global Real Estate A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.31	10.82	4.02	3.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3FN	PGIM Global Real Estate R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30*	10.90	4.09
High Yield Bond	06-533	PGIM High Yield A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.75	11.90	4.99	4.45
High Yield Bond	06-3FH	PGIM High Yield R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.91*	11.48	4.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-456	PGIM Jennison Financial Services A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.38	20.57	13.14	5.42
Large Cap Growth	06-079	PGIM Jennison Focused Growth A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.05*	52.29	16.06	13.00
Specialty	06-458	PGIM Jennison Health Sciences A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.15	12.31	12.26	10.57
Mid Cap Growth	06-461	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.07	20.18	14.66	9.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3FF	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.08*	20.13	14.62
Specialty	06-453	PGIM Jennison Natural Resources A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.27	-2.18	14.95	1.43
Small Cap Growth	06-589	PGIM Jennison Small Company A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.15	11.48	13.72	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-3FR	PGIM Jennison Small Company R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.18*	11.46	13.69
Mid Cap Value	06-080	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	1.13*	11.36	8.66	5.87
Mid Cap Value	06-3FT	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	1.23*	11.29	8.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-538	PGIM Total Return Bond A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.76*	7.37	1.36	2.29
Intermediate Term Bond	06-3FK	PGIM Total Return Bond R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.89*	7.24	1.22
Balanced	06-017	PIMCO All Asset R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	2.10*	7.85	5.47	3.58
Specialty	06-019	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.69*	-8.16	8.02	-1.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-705	PIMCO High Yield R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.17	12.09	4.22	3.59
Multisector Bond	06-769	PIMCO Income R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.27	8.61	2.73	3.77
Inflation-Protec Bond	06-708	PIMCO Real Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.32	3.07	2.62	1.72
Intermediate Term Bond	06-680	PIMCO Total Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.08	5.69	0.72	1.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-833	Pioneer A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1	28.71	16.55	12.00
Intermediate Term Bond	06-834	Pioneer Bond A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.83	6.95	1.62	2.12
High Yield Bond	06-022	Pioneer Corporate High Yield Fund A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.91*	10.26	4.43
Large Cap Value	06-327	Pioneer Equity Income A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.99	7.38	9.15	8.14
Large Cap Growth	06-628	Pioneer Fundamental Growth A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.02	32.81	17.16	12.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-GGH	Pioneer Global Sustainable Equity A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.15*	16.69	13.59	8.43
High Yield Bond	06-837	Pioneer High Yield A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.10*	10.92	4.22	3.33
Mid Cap Value	06-838	Pioneer Mid Cap Value A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.1	12.41	12.26	7.28
Mid Cap Growth	06-836	Pioneer Select Mid Cap Growth A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1	18.66	10.18	8.49
Multisector Bond	06-594	Pioneer Strategic Income A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.11	8.41	2.63	2.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FHX	Principal Bond Market Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.71*	4.94	0.37	0.99
Foreign Blend	06-CVG	Principal International Equity Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.9	17.20	7.33	3.44
Mid Cap Blend	06-FPW	Principal MidCap S&P 400 Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.73	15.64	11.83	8.48
Small Cap Blend	06-FPX	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.73	15.21	10.20	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-936	Putnam Diversified Income A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	1.04	4.55	1.06	1.32
Balanced	06-GNM	Putnam Dynamic Asset Allocation Bal A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.96	17.56	8.18	6.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNR	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	1.03	11.15	4.28	3.88
Balanced	06-GNW	Putnam Dynamic Asset Allocation Gr A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	1.05	20.76	10.10	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-938	Putnam Large Cap Growth A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.9	44.23	18.37	14.28
Large Cap Value	06-FCG	Putnam Large Cap Value A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.89	15.40	14.30	10.12
Balanced	06-665	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.36*	13.90	4.99	3.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-655	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.15*	7.60	1.85	1.87
Balanced	06-675	Russell Inv LifePoints Equity Gr StratR5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.39*	18.70	7.83	5.20
Balanced	06-670	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.41*	17.20	7.01	4.79
Balanced	06-660	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.25*	10.65	2.89	2.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-167	State Street Equity 500 Index R: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.62*	25.51	14.91	11.26
Large Cap Value	06-775	T. Rowe Price Equity Income R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.23	9.06	10.69	7.38
Large Cap Growth	06-780	T. Rowe Price Growth Stock R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.18	44.52	12.74	11.13
Foreign Value	06-795	T. Rowe Price International Value Eq R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.33	18.68	8.08	2.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-785	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.32	18.16	12.66	8.90
Mgd Asset Allocation	06-576	T. Rowe Price Retirement 2005 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	11.23	5.42	4.20
Mgd Asset Allocation	06-579	T. Rowe Price Retirement 2010 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	11.85	5.91	4.56
Mgd Asset Allocation	06-776	T. Rowe Price Retirement 2015 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1	12.34	6.48	5.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-778	T. Rowe Price Retirement 2020 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.03	12.92	7.11	5.52
Mgd Asset Allocation	06-781	T. Rowe Price Retirement 2025 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.04	13.97	7.90	6.05
Mgd Asset Allocation	06-783	T. Rowe Price Retirement 2030 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.07	15.72	8.70	6.59
Mgd Asset Allocation	06-786	T. Rowe Price Retirement 2035 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.09	17.58	9.50	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-789	T. Rowe Price Retirement 2040 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.1	18.95	10.14	7.42
Mgd Asset Allocation	06-792	T. Rowe Price Retirement 2045 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.12	19.89	10.62	7.67
Mgd Asset Allocation	06-794	T. Rowe Price Retirement 2050 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.13	20.11	10.68	7.71
Mgd Asset Allocation	06-797	T. Rowe Price Retirement 2055 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.14	10.64	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CMR	T. Rowe Price Retirement 2060 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.22	10.65
Mgd Asset Allocation	06-63W	T. Rowe Price Retirement 2065 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.17
Balanced	06-799	T. Rowe Price Retirement Balanced R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	10.86	5.66	4.17
Foreign Value	06-920	Templeton Foreign R: Class Retirement Investment Advisor: Templeton Global Advisors Limited	1.35*	19.70	6.11	2.02
World Bond	06-887	Templeton Global Bond R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.21*	2.18	-2.82	-0.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-925	Templeton Growth R: Class Retirement Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	1.29	20.66	6.13	2.97
Foreign Blend	06-990	Thornburg International Equity R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.36*	15.45	9.95	4.47
World Allocation	06-987	Thornburg Investment Income Builder R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.54*	17.49	8.31	5.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-995	Thornburg Limited Term Income R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99*	6.04	1.75	1.84
Mid Cap Growth	06-985	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.46*	19.54	6.45	5.13
Balanced	06-339	Timothy Plan Conservative Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.86	6.59	4.31	2.29
Balanced	06-341	Timothy Plan Strategic Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.77	7.66	5.91	2.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-619	Touchstone Focused A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	1.18	24.74	15.23	10.07
Mid Cap Value	06-583	Victory Sycamore Established Value R: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	1.1	9.74	13.98	10.40
Small Cap Value	06-584	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	1.43	10.89	11.12	8.87
Large Cap Value	06-804	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.24*	14.57	10.67	7.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-807	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.28	10.63	9.80	7.33
Small Cap Blend	06-809	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.46*	14.30	8.94	6.13
Large Cap Value	06-4WJ	Virtus NFJ Dividend Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.04	19.14	9.94	6.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-4WK	Virtus NFJ Mid-Cap Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.00*	16.24	10.63	7.95
Small Cap Value	06-4WM	Virtus NFJ Small-Cap Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.17*	23.00	8.70	4.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-718	Western Asset Core Plus Bond R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.13	6.06	0.20	1.63
Mid Cap Growth	06-GKC	AB Discovery Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.66*	18.98	11.16
Small Cap Value	06-GKF	AB Discovery Value Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.79	17.08	10.64	7.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-3GC	AB Global Bond Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.52	6.98	1.15	2.30
Balanced	06-4PJ	AB Global Risk Allocation I: Class Inst Investment Advisor: AllianceBernstein L.P.	1.05*	6.39	6.90	4.84
Large Cap Growth	06-3FY	AB Large Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.52*	35.11	17.52
Small Cap Growth	06-GKG	AB Small Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.78	18.26	10.75
Large Cap Growth	06-3GX	Alger Capital Appreciation Instl Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83*	43.46	15.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CPH	Alger Capital Appreciation Z: Class Inst*** Investment Advisor: Fred Alger Management, LLC	0.85*	43.58	15.32	12.50
Small Cap Growth	06-3GY	Alger Small Cap Focus Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.85	10.35	2.62
Small Cap Growth	06-3MP	Alger Small Cap Focus Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.84	10.29	2.61	6.68
Intermediate Term Bond	06-4YK	Allspring Core Plus Bond R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.31*	6.94	2.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-3J7	Allspring International Equity R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.79*	15.99	5.72
Mid Cap Value	06-3J6	Allspring Special Mid Cap Value R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.7	9.62	13.59	9.29
Small Cap Value	06-3JF	Allspring Special Small Cap Value R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.83	19.16	11.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-33Y	American Beacon International Eq R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.69*	22.67	7.72
Large Cap Value	06-46F	American Beacon Large Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63	13.44	12.99	8.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-6J6	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Shapiro Capital Management LLC	0.90*	9.45	12.60
Small Cap Value	06-34C	American Beacon Small Cap Value R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.77	16.68	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-69V	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Stephens Inv Mgmt Group LLC	0.88*	25.56	13.46
Diversified Emerging Markets	06-CPK	American Century Emerging Markets R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.91	5.86	2.02	2.56
Large Cap Value	06-CPM	American Century Equity Income R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.58	4.25	8.46	8.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CPN	American Century Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57*	43.78	18.47	13.92
Mid Cap Growth	06-CPP	American Century Heritage R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.66	20.98	13.59	9.73
Inflation-Protec Bond	06-3KW	American Century Inflation-Adjs Bond R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.26	3.43	2.98
Mid Cap Value	06-CRJ	American Century Mid Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.63	6.52	11.40	9.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-66V	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	11.04
Mgd Asset Allocation	06-66W	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	11.18
Mgd Asset Allocation	06-66X	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	12.04
Mgd Asset Allocation	06-66Y	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25*	13.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67C	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23*	14.25
Mgd Asset Allocation	06-67F	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	15.15
Mgd Asset Allocation	06-67G	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	15.88
Mgd Asset Allocation	06-67H	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	16.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67J	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	16.94
Mgd Asset Allocation	06-67K	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25	17.44
Mgd Asset Allocation	06-67M	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25	17.38
Mgd Asset Allocation	06-CPT	American Century One Choice 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.42*	11.58	6.88	5.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CPV	American Century One Choice 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44*	12.47	7.41	5.77
Mgd Asset Allocation	06-CPW	American Century One Choice 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48*	13.26	7.97	6.16
Mgd Asset Allocation	06-CPX	American Century One Choice 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.50*	14.01	8.53	6.58
Mgd Asset Allocation	06-CPY	American Century One Choice 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.53*	14.70	9.14	7.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRC	American Century One Choice 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	15.46	9.83	7.39
Mgd Asset Allocation	06-CRF	American Century One Choice 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	16.10	10.15	7.60
Mgd Asset Allocation	06-CRG	American Century One Choice 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	16.48	10.39
Mgd Asset Allocation	06-63X	American Century One Choice 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57*	16.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRH	American Century One Choice In Ret R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.40*	11.38	6.50	4.97
Specialty	06-CRK	American Century Real Estate R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.8	11.43	7.57	7.51
Small Cap Growth	06-6C7	American Century Small Cap Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.82	17.52	14.15	10.22
Small Cap Value	06-CRM	American Century Small Cap Value R6: Class Retirement*** Investment Advisor: American Century Investment Management Inc	0.74	16.62	14.94	9.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CRN	American Century Strat Allc: Agrsv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.45*	15.59	10.92	7.75
Balanced	06-CRP	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48*	11.00	7.11	5.24
Balanced	06-CRR	American Century Strat Allc: Mod R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.49*	13.51	9.11	6.57
Large Cap Growth	06-CRT	American Century Ultra® R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.56*	43.82	19.60	14.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRV	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29	8.67	6.07	5.10
Mgd Asset Allocation	06-CRW	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	9.57	6.51	5.39
Mgd Asset Allocation	06-CRX	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.31	10.46	6.89	5.78
Mgd Asset Allocation	06-CRY	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.32	11.94	7.84	6.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CTC	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.33	14.52	8.90	7.25
Mgd Asset Allocation	06-CTF	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.35	16.90	10.39	8.15
Mgd Asset Allocation	06-CTG	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	19.33	11.17	8.58
Mgd Asset Allocation	06-CTH	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	20.15	11.35	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CTJ	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	20.83	11.41	8.77
Mgd Asset Allocation	06-CTK	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	21.40	11.35	8.73
Mgd Asset Allocation	06-CTM	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.39	21.61	11.32
Mgd Asset Allocation	06-4R4	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.39	21.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CTN	American Funds AMCAP R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.34	31.41	12.46	10.42
Balanced	06-CTP	American Funds American Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25	14.37	9.26	7.88
High Yield Bond	06-3MC	American Funds American High-Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.32*	12.49	6.09	4.48
Large Cap Value	06-3M3	American Funds American Mutual R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	9.75	11.08	9.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-39V	American Funds Bond Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.22	5.09	1.97	2.32
World Allocation	06-3M6	American Funds Capital Income Bldr R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	9.32	7.47	5.51
World Bond	06-GFN	American Funds Capital World Bond R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	6.42	0.05	0.74
World Stock	06-CTR	American Funds Capital World Gr&Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.41	21.22	11.02	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-CTT	American Funds Europacific Growth R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.47	16.05	8.04	4.90
Large Cap Blend	06-CTV	American Funds Fundamental Invs R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.28	26.26	13.87	11.00
World Allocation	06-3M9	American Funds Global Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	14.10	6.99	4.97
Large Cap Growth	06-CVC	American Funds Growth Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	37.65	15.27	12.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3M7	American Funds Income Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	7.92	8.41	6.79
Inflation-Protec Bond	06-3G9	American Funds Inflation Linked Bd R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29	1.71	2.88	2.54
Short Term Bond	06-GKH	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25*	4.83	1.82	1.67
Foreign Blend	06-3M4	American Funds Intl Gr and Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.54	15.72	8.33	4.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3GH	American Funds Invmt Co of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	28.88	14.47	10.94
World Stock	06-3KY	American Funds New Economy R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.41	29.51	11.76	9.73
World Stock	06-CTW	American Funds New Perspective R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.42	25.01	13.90	10.10
Diversified Emerging Markets	06-CTX	American Funds New World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.57	16.22	8.93	5.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-CTY	American Funds SMALLCAP World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.66	19.31	10.96	8.04
Int Government Bond	06-3TK	American Funds US Government Sec R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.26	3.19	1.26	1.73
Large Cap Blend	06-CVF	American Funds Washington Mutual R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	17.59	13.63	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6C4	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Advisor: AMG Funds LLC Subadvisor: TimesSquare Capital Management, LLC	0.98	25.03	15.66	10.72
Large Cap Value	06-4JY	Auxier Focus Institutional: Class Inst Investment Advisor: Auxier Asset Management LLC	0.80*	9.87	10.05	7.65
Intermediate Term Bond	06-4TP	Baird Aggregate Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	10.27	2.29	2.61
Intermediate Term Bond	06-4RC	Baird Core Plus Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	10.87	2.76	2.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6N3	Baird Intermediate Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	9.29	2.51	2.31
Short Term Bond	06-4XC	Baird Short-Term Bond Inst: Class Inst** Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	9.36	2.74	2.13
Mid Cap Growth	06-47Y	Baron Asset R6: Class Retirement Investment Advisor: BAMCO Inc	1.05	17.34	12.82
Diversified Emerging Markets	06-3J9	Baron Emerging Markets R6: Class Retirement Investment Advisor: BAMCO Inc	1.13	8.27	2.99
Small Cap Blend	06-4YM	BlackRock Advantage Small Cap Core K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.45*	16.49	11.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-46J	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.45*	18.80	10.55
Large Cap Value	06-FRW	BlackRock Equity Dividend K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.58*	12.77	11.66
World Allocation	06-FRX	BlackRock Global Allocation K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.76*	12.80	7.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-CVH	BlackRock Global Dividend K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.71	16.65	9.31
Specialty	06-CVJ	BlackRock Health Sciences Opps K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.75	3.93	10.66
High Yield Bond	06-33K	BlackRock High Yield Bond K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.48*	13.68	5.72	4.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Inflation-Protec Bond	06-3N3	BlackRock Inflation Protected Bond K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.51*	3.77	3.32	2.27
Mgd Asset Allocation	06-CVM	BlackRock LifePath® Index 2025 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	12.40	6.65	5.47
Mgd Asset Allocation	06-CVN	BlackRock LifePath® Index 2030 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	14.57	7.87	6.21
Mgd Asset Allocation	06-CVP	BlackRock LifePath® Index 2035 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	16.59	9.03	6.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CVR	BlackRock LifePath® Index 2040 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	18.58	10.08	7.55
Mgd Asset Allocation	06-CVT	BlackRock LifePath® Index 2045 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	20.29	10.95	8.05
Mgd Asset Allocation	06-CVV	BlackRock LifePath® Index 2050 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.36	11.41	8.30
Mgd Asset Allocation	06-CVW	BlackRock LifePath® Index 2055 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.60	11.50	8.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CVX	BlackRock LifePath® Index 2060 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.66	11.51
Mgd Asset Allocation	06-4H3	BlackRock LifePath® Index 2065 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.62
Mgd Asset Allocation	06-CVY	BlackRock LifePath® Index Retire K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	11.47	5.62	4.60
Mid Cap Growth	06-GHH	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.71	28.34	12.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-6NR	BlackRock Mid-Cap Value K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.70*	12.63	13.71
Balanced	06-FTF	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd;	0.52*	11.12	5.08
World Bond	06-4PX	BlackRock Strategic Global Bond K: Class Retirement Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Ltd;BlackRock (Singapore) Ltd;	0.52*	7.01	1.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FTH	BlackRock Strategic Income Opps K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.62	7.36	3.46
Specialty	06-6CG	BlackRock Systematic Multi-Strat K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.82	6.70
Intermediate Term Bond	06-CWC	BlackRock Total Return K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.38	6.03	1.62	2.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6KH	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Advisor: Blackstone Alternative Investment Advisors LLC
		Subadvisor: Nephila Capital Ltd;Oak Hill Advisors, L.P.;Waterfall Asset Management, LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw Investment Management LLC;FORT LP;Mariner Investment Group, LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management, LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital Management LP;Merritt Point Partners LLC;Varick Capital Partners LP;Maren Capital LLC;	3.46	8.02	2.82
Intermediate Term Bond	06-47M	BNY Mellon Bond Market Index I: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc	0.15*	5.39	0.92	1.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-39Y	BNY Mellon Natural Resources Y: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management North America, LLC	0.8	1.91	18.85
Large Cap Blend	06-3WY	BNY Mellon Sust US Equity Y: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management Ltd	0.69	24.00	15.11
Mid Cap Blend	06-6KT	Boston Trust SMID Cap: Class Other Investment Advisor: Boston Trust Walden Inc.	0.75*	13.14	12.24	9.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-4PC	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.5	13.74	6.25	5.59
Large Cap Value	06-66T	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.71*	7.50	11.29	8.80
World Bond	06-3G3	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.56	7.42	1.09	1.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-66R	Calamos Market Neutral Income R6: Class Retirement Investment Advisor: Calamos Advisors LLC	0.88	9.25
Balanced	06-4FJ	Calvert Balanced R6: Class Retirement Investment Advisor: Calvert Research and Management	0.62	16.70
Small Cap Blend	06-4FN	Calvert Small-Cap R6: Class Retirement Investment Advisor: Calvert Research and Management	0.86	11.81
Large Cap Blend	06-3FX	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Advisor: Calvert Research and Management	0.19*	27.31	16.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6NJ	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Advisor: Carillon Tower Advisers, Inc. Subadvisor: Eagle Asset Management, Inc.	0.64	20.12	13.64	10.90
Intermediate Term Bond	06-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;	0.36	5.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC;	0.67	27.83
Large Cap Blend	06-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Rhumbline Advisers;Mercer Investments LLC;	0.09*	27.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC;	1.15*	12.23
Foreign Blend	06-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC;	0.97	19.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Rhumbline Advisers;Mercer Investments LLC;	0.29	16.01
Large Cap Blend	06-3G6	ClearBridge Appreciation IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.56	19.88	14.32	11.06
Foreign Growth	06-3XJ	ClearBridge International Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC	0.7	14.41	9.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-GJT	ClearBridge International Value IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.80*	13.17	6.55	1.88
Large Cap Growth	06-GJW	ClearBridge Large Cap Growth IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.63	45.33	15.67	13.26
Mid Cap Blend	06-47N	ClearBridge Mid Cap I: Class Inst*** Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.86*	13.80	11.29	7.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6NT	ClearBridge Select IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.02	24.25	16.27	14.04
Small Cap Growth	06-64M	ClearBridge Small Cap Growth IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.78	9.11	9.67	8.18
Large Cap Blend	06-3XF	ClearBridge Sustainability Leaders IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.75*	16.66	16.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.77	6.50	3.98
Specialty	06-3KT	Cohen & Steers Real Estate Securities Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.75	13.23	8.99
Specialty	06-3KV	Cohen & Steers Realty Shares L: Class Other Investment Advisor: Cohen & Steers Capital Management, Inc.	0.88*	12.67	9.25	8.71
Foreign Small/Mid Eqty	06-CWF	Columbia Acorn International Inst3: Class Inst Investment Advisor: Columbia Wanger Asset Management LLC	0.88*	19.73	6.11	3.32
Balanced	06-66M	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.66	17.88	8.62	6.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-66P	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.69	20.30	10.15	7.53
Balanced	06-66F	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.63	9.72	3.35	3.05
Balanced	06-66J	Columbia Capital Allocation Mod Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.64	15.34	6.97	5.54
Large Cap Blend	06-46K	Columbia Contrarian Core Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.60*	32.21	16.94	11.94
Large Cap Value	06-4FK	Columbia Dividend Income Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.55	10.60	13.00	10.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Emerging Market Bond	06-CWG	Columbia Emerging Markets Bond Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.7	10.80	2.05	2.72
Large Cap Growth	06-67R	Columbia Integrated Large Cap Gr Ins 3: Class Retirement*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.42*	41.90	17.20
Foreign Value	06-FTP	Columbia Overseas Value Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.77*	16.33	8.28
Intermediate Term Bond	06-FTT	Columbia Quality Income Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.48*	4.42	-0.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4GF	Columbia Select Large Cap Growth Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.64*	39.62	16.26	11.40
Large Cap Value	06-4GG	Columbia Select Large Cap Value Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.42*	5.92	12.53
Mid Cap Value	06-64W	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.73*	10.62	13.45	8.58
Specialty	06-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.94	45.65	25.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FTR	Columbia Seligman Tech & Info Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.87	44.72	25.49
Small Cap Value	06-4YY	Columbia Small Cap Value I Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.85	21.83	13.65	8.67
Diversified Emerging Markets	06-3YK	Delaware Emerging Markets R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.12*	17.77	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CXY	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.71*	16.51	10.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-GMF	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.63*	12.52	4.82
Mid Cap Growth	06-3VY	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.69*	20.35	15.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GMG	Delaware Ivy Science and Technology R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.87	41.06	17.94
Small Cap Blend	06-FNR	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.76*	16.90	10.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3XY	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.65*	11.20	5.47
Small Cap Blend	06-3GP	Delaware Small Cap Core R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.69	14.12	11.55
Small Cap Value	06-3CN	Delaware Small Cap Value R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.7	9.67	10.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GKJ	DFA Commodity Strategy Institutional: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.3	-9.15	6.63	-0.72
Diversified Emerging Markets	06-3CV	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.45	14.23	4.66
Diversified Emerging Markets	06-3F9	DFA Emerging Markets Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.4	15.45	6.18	4.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-CWJ	DFA Emerging Markets I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36*	13.08	4.95	3.37
Diversified Emerging Markets	06-6MG	DFA Emerging Markets Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.44*	16.49	5.66	3.74
World Bond	06-3C4	DFA Five-Year Global Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.2	5.00	0.49	1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CWK	DFA Global Allocation 25/75 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25*	8.90	4.49	3.42
Balanced	06-CWM	DFA Global Allocation 60/40 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.24*	14.53	8.55	5.99
World Stock	06-CWN	DFA Global Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25*	20.29	12.69	8.49
Specialty	06-3CW	DFA Global Real Estate Securities Port: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.22*	9.42	5.17	5.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Inflation-Protec Bond	06-GKK	DFA Inflation-Protected Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11	3.93	3.12	2.42
Int Government Bond	06-4FV	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11	4.59	0.58	1.40
Intermediate Term Bond	06-4NH	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	9.61	2.36	2.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CWP	DFA International Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24	17.49	8.69	4.72
Foreign Small/Mid Eqty	06-CWR	DFA International Small Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.39	14.43	8.02	4.94
Foreign Value	06-6MH	DFA International Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.28*	17.79	8.84	4.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3C7	DFA Intl Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.25	18.35	8.66	4.61
Intermediate Term Bond	06-CWT	DFA Investment Grade I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	6.83	1.80	2.24
Foreign Blend	06-6HT	DFA Large Cap International I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.17	17.87	8.82	4.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-CWV	DFA Real Estate Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18*	11.18	7.56	8.04
Short Term Bond	06-4NG	DFA Short-Term Extended Quality I: Class Inst** Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18	5.44	1.21	1.42
Large Cap Blend	06-4NF	DFA US Core Equity 1 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.14	22.96	15.10	10.92
Large Cap Growth	06-CWW	DFA US Large Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	24.94	16.59	12.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-3C3	DFA US Large Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21*	11.47	10.90	8.33
Large Cap Blend	06-CWX	DFA US Large Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.08*	26.25	15.63	11.97
Small Cap Blend	06-3YM	DFA US Micro Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.4	17.86	12.12	8.05
Small Cap Growth	06-CWY	DFA US Small Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.31	21.24	13.58	8.75
Small Cap Blend	06-GFK	DFA US Small Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.27	17.64	12.45	8.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4NC	DFA US Small Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.3	18.91	14.14	7.99
Large Cap Blend	06-3C6	DFA US Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17	25.69	16.14	11.50
Small Cap Value	06-CXC	DFA US Targeted Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.29	19.31	14.77	8.51
World Bond	06-CXF	DFA World ex US Government Fxd Inc I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	9.99	-0.38	2.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3PK	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18*	7.96	5.61
Mgd Asset Allocation	06-3PM	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17*	8.13	5.68
Mgd Asset Allocation	06-3PN	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	7.65	5.57
Mgd Asset Allocation	06-3PP	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17	8.04	5.98
Mgd Asset Allocation	06-3PR	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.2	10.01	6.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3PT	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21	12.90	7.95
Mgd Asset Allocation	06-3PV	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	16.02	9.39
Mgd Asset Allocation	06-3PW	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	19.17	11.66
Mgd Asset Allocation	06-3PX	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	21.32	12.23
Mgd Asset Allocation	06-3PY	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22*	21.22	12.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3R3	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22*	21.33	12.24
Mgd Asset Allocation	06-3R4	Dimensional Retirement Income Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	7.75	4.64
Large Cap Value	06-6MT	Dodge & Cox Stock X: Class Other Investment Advisor: Dodge & Cox	0.41*	17.60
Diversified Emerging Markets	06-6J4	Driehaus Emerging Markets Growth Instl: Class Inst Investment Advisor: Driehaus Capital Management LLC	1.13	11.45	6.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3VJ	DWS Emerging Markets Equity R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	0.93*	6.32	0.92
World Allocation	06-6M6	DWS RREEF Real Assets R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.9	2.63	7.78
Specialty	06-CWH	DWS RREEF Real Estate Securities R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.53	12.44	7.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4NJ	Federated Hermes Corporate Bond R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.59*	7.94	2.90
Cash	06-6MK	Federated Hermes Govt Obl Premier: Class Inst** Investment Advisor: Federated Investment Management Company	0.15*	5.03	1.81
High Yield Bond	06-3GV	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.49*	13.13	5.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-GKN	Federated Hermes Intl Leaders R6: Class Retirement Investment Advisor: Federated Global Investment Management Corp	0.74*	17.38	10.62	4.45
Large Cap Growth	06-CXG	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.78*	32.76	13.55	10.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-4PW	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.90*	15.03	9.61
Small Cap Blend	06-3MG	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Advisor: Federated MDTA LLC	0.88*	20.58	10.78
Small Cap Growth	06-FTX	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Advisor: Federated MDTA LLC	0.88*	19.68	9.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-GKM	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.72*	13.47	5.90
Intermediate Term Bond	06-6GY	Federated Hermes Total Return Bond R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.38*	5.18	2.10
Mgd Asset Allocation	06-GHK	Fidelity Advisor Freedom 2005 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	8.42	4.21
Mgd Asset Allocation	06-GHM	Fidelity Advisor Freedom 2010 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.25	9.77	5.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GHN	Fidelity Advisor Freedom 2015 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.27	11.20	6.00
Mgd Asset Allocation	06-GHP	Fidelity Advisor Freedom 2020 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.3	12.63	6.81
Mgd Asset Allocation	06-GHR	Fidelity Advisor Freedom 2025 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.34	13.69	7.54
Mgd Asset Allocation	06-GHT	Fidelity Advisor Freedom 2030 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.37	14.88	8.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GHV	Fidelity Advisor Freedom 2035 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.41	16.96	10.13
Mgd Asset Allocation	06-GHW	Fidelity Advisor Freedom 2040 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.44	19.02	11.11
Mgd Asset Allocation	06-GHX	Fidelity Advisor Freedom 2045 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.59	11.21
Mgd Asset Allocation	06-GHY	Fidelity Advisor Freedom 2050 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.57	11.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GJC	Fidelity Advisor Freedom 2055 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.59	11.21
Mgd Asset Allocation	06-GJF	Fidelity Advisor Freedom 2060 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.61	11.20
Mgd Asset Allocation	06-63Y	Fidelity Advisor Freedom 2065 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.65
Mgd Asset Allocation	06-46H	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.22	11.45	5.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-43N	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	12.99	6.69
Mgd Asset Allocation	06-43P	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.25	14.31	7.45
Mgd Asset Allocation	06-43R	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.26	15.53	8.55
Mgd Asset Allocation	06-43T	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.27	17.91	10.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-43V	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.28	20.25	11.17
Mgd Asset Allocation	06-43W	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.79	11.27
Mgd Asset Allocation	06-43X	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.77	11.25
Mgd Asset Allocation	06-43Y	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.73	11.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44C	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.71	11.25
Mgd Asset Allocation	06-64C	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.63
Mgd Asset Allocation	06-44F	Fidelity Advisor Freedom Blend Inc Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.21	8.18	3.51
Mgd Asset Allocation	06-GJG	Fidelity Advisor Freedom Income K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	8.30	3.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FVF	Fidelity Advisor Balanced Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	21.68	12.40	9.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-4N6	Fidelity Advisor China Region Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.81	-0.13	5.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-FVG	Fidelity Advisor Diversified Intl Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.77	17.54	9.62	5.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-FVH	Fidelity Advisor Diversified Stock Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48	28.32	16.62	11.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4RH	Fidelity Advisor Growth Opps Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.35	45.70	19.14	15.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4G3	Fidelity Advisor Industrials Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	23.14	13.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-FVJ	Fidelity Advisor Intl Cap App Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.67	27.79	11.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4G4	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.8	4.33	3.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-4XH	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	1.03	19.76	8.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6JF	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36*	6.74	2.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3HN	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	22.72	13.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FVK	Fidelity Advisor New Insights Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.33	36.43	14.78	11.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4TT	Fidelity Advisor Small Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.9	17.94	13.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4N4	Fidelity Advisor Technology Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	59.80	26.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FVM	Fidelity Advisor Total Bond Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.36*	7.34	2.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-6PM	Fidelity Advisor Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.75*	19.90	16.44
Mgd Asset Allocation	06-6HV	Fidelity Freedom Index 2005 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	8.56	4.06
Mgd Asset Allocation	06-4C3	Fidelity Freedom Index 2005 Investor: Class Inv Investment Advisor: Fidelity Management & Research Company LLC	0.12	8.43	4.00	3.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67X	Fidelity Freedom Index 2005 Premier: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.06	8.52
Mgd Asset Allocation	06-6H7	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	9.88	4.90
Mgd Asset Allocation	06-49Y	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	9.83	4.86	4.23
Mgd Asset Allocation	06-67Y	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	9.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6H9	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	11.33	5.76
Mgd Asset Allocation	06-4C4	Fidelity Freedom Index 2015 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	11.26	5.72	4.84
Mgd Asset Allocation	06-69C	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	11.27
Mgd Asset Allocation	06-6HW	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	12.72	6.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4C6	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	12.73	6.47	5.33
Mgd Asset Allocation	06-69F	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	12.76
Mgd Asset Allocation	06-6HC	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	13.95	7.22
Mgd Asset Allocation	06-4C7	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	13.89	7.18	5.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69G	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	13.98
Mgd Asset Allocation	06-6HF	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	15.16	8.22
Mgd Asset Allocation	06-4C9	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	15.10	8.18	6.55
Mgd Asset Allocation	06-69H	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	15.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6HG	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Advisor: FMR Inc	0.08	17.31	9.71
Mgd Asset Allocation	06-4CC	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Advisor: FMR Inc	0.12	17.26	9.66	7.41
Mgd Asset Allocation	06-69J	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Advisor: FMR Inc	0.06	17.33
Mgd Asset Allocation	06-6HH	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.44	10.73
Mgd Asset Allocation	06-4CF	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.37	10.68	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69K	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.47
Mgd Asset Allocation	06-6HJ	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.95	10.82
Mgd Asset Allocation	06-4CG	Fidelity Freedom Index 2045 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.90	10.78	7.92
Mgd Asset Allocation	06-69M	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6HK	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.97	10.83
Mgd Asset Allocation	06-4CH	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.91	10.78	7.92
Mgd Asset Allocation	06-69N	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.00
Mgd Asset Allocation	06-6HM	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.93	10.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4CJ	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.95	10.78	7.92
Mgd Asset Allocation	06-69P	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.03
Mgd Asset Allocation	06-6HN	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.97	10.83
Mgd Asset Allocation	06-4CK	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.91	10.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69R	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.99
Mgd Asset Allocation	06-6HP	Fidelity Freedom Index 2065 Instl Prm: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.88
Mgd Asset Allocation	06-4F3	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.93
Mgd Asset Allocation	06-69T	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6H6	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	8.32	3.55
Mgd Asset Allocation	06-4F4	Fidelity Freedom Index Income Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	8.28	3.50	3.05
Mgd Asset Allocation	06-67W	Fidelity Freedom Index Income Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	8.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3HR	Fidelity 500 Index: Class Other Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.02	26.29	15.68	12.02
Large Cap Growth	06-6FN	Fidelity Blue Chip Growth K6: Class Retirement Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.46	55.57	21.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-6HR	Fidelity Contrafund K6: Class Retirement Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	37.67	16.38
Diversified Emerging Markets	06-3WN	Fidelity Emerging Markets Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.08	9.50	3.41	2.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3WJ	Fidelity Extended Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	25.37	11.89	8.56
Inflation-Protec Bond	06-3WK	Fidelity Inflation-Prot Bd Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05	3.78	3.04	2.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3HX	Fidelity International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	18.31	8.34	4.42
Foreign Blend	06-4H6	Fidelity Intl Sustainability Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.2	14.66	6.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-6PP	Fidelity Inv MM Government Instl: Class Inst** Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.14*	5.07	1.80
Large Cap Growth	06-4RK	Fidelity Large Cap Growth Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	42.77	19.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-4RJ	Fidelity Large Cap Value Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	11.50	10.90
Mid Cap Blend	06-3HW	Fidelity Mid Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.03	17.21	12.68	9.41
Balanced	06-4N3	Fidelity Multi-Asset Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.11*	19.29	10.73	7.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3WP	Fidelity Real Estate Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.07	11.94	4.88	6.32
Small Cap Blend	06-3HV	Fidelity Small Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.03	17.12	10.07	7.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4H4	Fidelity Sustainability Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.1	5.42	0.94
Foreign Blend	06-3WH	Fidelity Total International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.06	15.51	7.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3MR	Fidelity Total Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.02	26.12	15.06	11.42
Large Cap Blend	06-3X3	Fidelity U.S. Sustainability Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.11	29.04	16.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3HT	Fidelity U.S. Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03	5.54	1.06	1.78
World Allocation	06-3VC	First Eagle Global R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.79	13.17	9.38
Specialty	06-6NG	First Eagle Gold R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.85	7.39	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3VF	First Eagle Overseas R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.8	10.79	6.38
Small Cap Value	06-6MW	First Eagle Small Cap Opportunity R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	1.01*	16.88
Large Cap Growth	06-3RY	Franklin DynaTech R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.48	44.92	16.26	13.84
Large Cap Value	06-3T3	Franklin Equity Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.50*	9.38	11.38	8.84
Large Cap Growth	06-4PN	Franklin Growth Opportunities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.58*	40.27	15.40	11.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FXP	Franklin Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.47	28.09	15.39	12.50
Balanced	06-GKR	Franklin Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.41*	8.84	8.03	5.44
Foreign Growth	06-3T4	Franklin Intl Growth R6: Class Retirement Investment Advisor: Franklin Templeton Institutional, LLC	0.76*	15.34	7.88	5.35
Balanced	06-3TN	Franklin Managed Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.60*	7.98	7.78	6.27
World Stock	06-FXR	Franklin Mutual Global Discovery R6: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	0.86	20.69	10.49	6.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-3T6	Franklin Mutual Quest R6: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	0.72*	10.57	4.88	3.73
Specialty	06-4PG	Franklin Real Estate Securities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.57*	10.62	7.63	7.37
Large Cap Blend	06-3T7	Franklin Rising Dividends R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.52*	12.51	14.28	10.61
Small Cap Growth	06-3T9	Franklin Small Cap Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.67*	31.24	11.57	8.32
Small Cap Value	06-GKT	Franklin Small Cap Value R6: Class Retirement*** Investment Advisor: Franklin Mutual Advisers, LLC	0.59*	13.33	11.51	7.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3TC	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.51*	27.66	14.18	9.74
Multisector Bond	06-CXH	Franklin Strategic Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.55*	8.66	2.40	2.16
Int Government Bond	06-3RV	Franklin US Government Secs R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.51*	4.59	0.25	0.95
Specialty	06-FNP	Franklin Utilities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.49*	-4.61	7.50	8.47
Short Term Bond	06-GKV	Frost Credit Institutional: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.73	11.60	4.37	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GKW	Frost Growth Equity Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.63	45.24	17.11	13.61
Short Term Bond	06-GKX	Frost Total Return Bond Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.47	8.64	3.02	3.08
Intermediate Term Bond	06-4PV	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.38*	6.34	1.61
Diversified Emerging Markets	06-3GG	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	1.02*	6.63	3.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CXJ	Goldman Sachs FS Government R6: Class Retirement** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18	5.04	1.82
Foreign Blend	06-CXM	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.80*	20.85	7.98
Large Cap Growth	06-CXN	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.54*	37.48	16.54
Large Cap Value	06-CXP	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55*	11.04	10.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-CXK	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.85*	19.23	13.84
Mid Cap Blend	06-CXR	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.82	11.84	13.53
Small Cap Blend	06-46M	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.84*	19.79	9.77
Small Cap Blend	06-CXT	Goldman Sachs Small Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.99*	11.33	8.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4NP	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.92	14.31	13.34
Large Cap Blend	06-FXT	Goldman Sachs US Equity Insights R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55*	23.61	13.98
Intermediate Term Bond	06-6KG	Guggenheim Macro Opportunities R6: Class Retirement Investment Advisor: Guggenheim Partners Investment Mgmt LLC	1.04*	9.69
Intermediate Term Bond	06-6KF	Guggenheim Total Return Bond R6: Class Retirement Investment Advisor: Guggenheim Partners Investment Mgmt LLC	0.58*	7.48	1.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-3MT	GuideStone Funds Aggressive Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	1.1	20.66	10.31	7.05
Balanced	06-3MV	GuideStone Funds Balanced Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	0.97	12.32	5.65	4.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3MW	GuideStone Funds Conservative Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	0.91	8.80	3.74	2.78
Balanced	06-3MX	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC;	0.96	11.15	7.62	7.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3YV	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.11	11.07	4.68	1.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3YW	GuideStone Funds Equity Index Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Legal & General Investment Management America Inc	0.12	26.51	15.48	11.91
World Bond	06-3YY	GuideStone Funds Global Bond Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC;	0.58	6.02	1.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-43C	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.84	11.44	5.12
Balanced	06-3MY	GuideStone Funds Growth Allocation Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	1.05	16.57	8.06	5.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-43F	GuideStone Funds Growth Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.67	42.22	14.94	11.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-43G	GuideStone Funds International Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;Wellington Management Company LLP;AQR Capital Management LLC;	0.86	18.39	7.73	4.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-43H	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.4	6.28	1.28	1.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-43J	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.94	14.90	11.65	7.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-43M	GuideStone Funds Value Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.65	10.83	11.48	8.03
Large Cap Growth	06-49R	Harbor Capital Appreciation Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: Jennison Associates LLC	0.59*	53.86	18.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6JR	Harbor Core Bond Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: Income Research & Management	0.26*	5.81	1.39
Mid Cap Value	06-49T	Harbor Mid Cap Value Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: LSV Asset Management	0.77*	16.42	11.14
Balanced	06-3P9	Hartford Balanced Income R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.54	8.00	6.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-3XH	Hartford Climate Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69*	11.55	14.75
Large Cap Blend	06-3YJ	Hartford Core Equity R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.36	21.57	14.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-3NY	Hartford Dividend and Growth R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.63	14.19	13.69
Large Cap Growth	06-3P4	Hartford Growth Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.74	41.13	15.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-3WC	Hartford International Growth R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.85	18.92	7.17
Foreign Blend	06-3F7	Hartford International Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.7	11.94	8.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-39T	Hartford MidCap R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.74	14.77	9.73
Foreign Blend	06-3NX	Hartford Schroders International Stk SDR: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71	17.11	10.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-3NW	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75	13.85	6.58
Intermediate Term Bond	06-3P6	Hartford Total Return Bond R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.32	7.35	1.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-3P7	Hartford World Bond R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.62	4.29	1.08
Large Cap Value	06-4PM	Invesco Comstock R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.45	12.67	13.84	9.34
Intermediate Term Bond	06-3G7	Invesco Core Plus Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.46*	6.39	2.15	2.68
Intermediate Term Bond	06-3W4	Invesco Corporate Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.37	8.46	3.47	3.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-DDD	Invesco Developing Markets R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.84	11.54	2.67	1.90
Mid Cap Growth	06-3F3	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.67	13.39	12.94	9.87
Large Cap Value	06-CXV	Invesco Diversified Dividend R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.46	9.15	10.18	7.97
Large Cap Blend	06-46C	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	0.18	13.71	13.60	10.21
Foreign Growth	06-CXW	Invesco EQV International Equity R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.83	18.03	8.40	4.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-4FY	Invesco EQV Intl Small Company R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.07	14.85	9.87	5.22
Specialty	06-FXV	Invesco Floating Rate ESG R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.75	12.05	5.04	3.91
World Stock	06-FYW	Invesco Global Opportunities R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.73	17.76	4.51	6.83
World Stock	06-FYV	Invesco Global R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.69	34.48	12.40	8.65
Specialty	06-34Y	Invesco Gold & Special Minerals R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.66	6.82	11.79	5.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-FYX	Invesco International Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.71	8.34	0.39	1.08
Foreign Small/Mid Eqty	06-FCC	Invesco International Small-Mid Com R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.97	12.73	6.89	7.38
Foreign Growth	06-FNC	Invesco Oppenheimer International Gr R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.69	21.20	9.20	4.22
Specialty	06-GCC	Invesco Senior Floating Rate R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.74	11.86	3.72	3.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-CXX	Invesco Small Cap Growth R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.74	13.17	9.20	7.84
Small Cap Value	06-6PR	Invesco Small Cap Value R6: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	0.71	23.46	21.18
Specialty	06-6CH	Invesco SteelPath MLP Income R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	4.57*	20.63	14.68	3.49
Mid Cap Value	06-6KP	Invesco Value Opportunities R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.72	15.55	17.21
Foreign Blend	06-3VK	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.04	18.34	8.33	4.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-46N	iShares MSCI Total Intl Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.1	15.24	6.86	3.65
Large Cap Blend	06-46P	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.07	26.48	15.45	11.73
Small Cap Blend	06-3GR	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.07	16.95	10.02	7.20
Mid Cap Blend	06-3GM	iShares Russell Mid-Cap Index K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.05	17.27	12.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3G4	iShares S&P 500 Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.03	26.24	15.66	12.00
Large Cap Blend	06-3XR	iShares Total US Stock Market Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.02	26.03	15.19
Intermediate Term Bond	06-3VM	iShares US Aggregate Bond Index K: Class Other Investment Advisor: BlackRock Fund Advisors	0.05*	5.58	1.08	1.74
Balanced	06-CYC	Janus Henderson Balanced N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57	15.53	9.72	8.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4TJ	Janus Henderson Developed World Bond N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57*	6.57	1.23
Mid Cap Growth	06-CYF	Janus Henderson Enterprise N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.66	18.10	13.72	12.03
Intermediate Term Bond	06-CYG	Janus Henderson Flexible Bond N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.45	5.90	2.01	2.08
Specialty	06-3CM	Janus Henderson Glb Tech and Innovt N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	55.50	20.28
Foreign Value	06-GMJ	Janus Henderson Global Equity Income N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.73	10.55	7.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3WT	Janus Henderson Global Life Sciences N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	7.64	12.78
Multisector Bond	06-3GW	Janus Henderson Multi-Sector Income N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.62	10.44	3.39
Foreign Blend	06-6CC	Janus Henderson Overseas N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.8	11.06	11.34	3.50
Small Cap Value	06-FCH	Janus Henderson Small Cap Value N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57	13.42	8.23	6.85
Small Cap Growth	06-CYH	Janus Henderson Triton N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	14.78	9.24	8.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-3P3	Janus Henderson Venture N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	16.28	10.44	8.46
Mgd Asset Allocation	06-3GN	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.37*	9.92	5.68	4.64
Mgd Asset Allocation	06-3H3	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.37*	10.67	6.09	4.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3H4	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.36*	11.14	6.65	5.38
Mgd Asset Allocation	06-3H6	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.35*	12.13	7.62	6.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3H7	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.33*	13.83	8.56	6.63
Mgd Asset Allocation	06-3H9	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	15.52	9.47	7.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3J3	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	16.82	10.27	7.65
Mgd Asset Allocation	06-3HF	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	17.98	10.74	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3HG	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.43	10.81	7.90
Mgd Asset Allocation	06-3HH	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.51	10.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3HJ	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.46	10.81
Balanced	06-3TF	JHancock Balanced R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.62*	18.73	10.35	7.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3HM	JHancock Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.36*	6.65	1.95	2.61
Mid Cap Value	06-4TN	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Boston Partners Global Investors, Inc	0.75*	16.77	13.77	9.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3X7	JHancock ESG Core Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Breckinridge Capital Advisors, Inc.	0.46*	5.31	1.38
Foreign Blend	06-3X6	JHancock ESG International Equity R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Boston Common Asset Management, LLC	0.86*	12.01	6.90
Large Cap Blend	06-3X4	JHancock ESG Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Trillium Asset Management LLC	0.76*	21.66	14.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3VV	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.65*	32.65	16.31	10.92
Foreign Growth	06-64P	JHancock International Growth R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Wellington Management Company LLP	0.89	13.03	7.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3TG	JHancock Investment Grade Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.39*	6.18	1.34
Balanced	06-4FG	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	1.04	17.84	10.90	7.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4FC	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.93	13.83	7.95	5.75
Balanced	06-4F7	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.83	9.20	4.23	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4FF	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.98	16.25	9.62	6.77
Balanced	06-4F9	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.87	11.58	6.16	4.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-3VT	JHancock U.S. Global Leaders Growth R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Sustainable Growth Advisers, LP	0.77*	29.60	14.66	11.97
Intermediate Term Bond	06-6HY	JPMorgan Core Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	5.85	1.60	2.10
Intermediate Term Bond	06-3W6	JPMorgan Core Plus Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.38*	6.31	1.72	2.37
Diversified Emerging Markets	06-4CN	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Advisor: J.P. Morgan Investment Management, Inc.	0.79*	7.44	5.09	3.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-FXY	JPMorgan Equity Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	5.04	11.25	9.49
World Allocation	06-4FH	JPMorgan Global Allocation R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.66*	12.97	6.34
Multisector Bond	06-4GH	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.50*	7.00	4.08	3.66
Int Government Bond	06-FYF	JPMorgan Government Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.30*	4.43	0.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3W3	JPMorgan Income Builder R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.52*	9.43	5.01
Multisector Bond	06-4GJ	JPMorgan Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39	7.19	3.22
Large Cap Growth	06-3GJ	JPMorgan Large Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	34.95	21.19	15.67
Large Cap Value	06-3GF	JPMorgan Large Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.55	14.41	10.51
Mid Cap Growth	06-FYH	JPMorgan Mid Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.70*	23.35	15.76	11.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FYK	JPMorgan Mid Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.65*	11.38	11.14
Small Cap Blend	06-4MR	JPMorgan Small Cap Equity I: Class Inst Investment Advisor: J.P. Morgan Investment Management, Inc.	0.99*	11.90	10.63	8.45
Small Cap Growth	06-3JM	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Advisor: J.P. Morgan Investment Management, Inc.	0.74*	14.48	10.11	8.89
Small Cap Value	06-44Y	JPMorgan Small Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.74*	13.29	10.67	6.44
Mgd Asset Allocation	06-46R	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	11.98	5.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-46T	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	13.58	6.74
Mgd Asset Allocation	06-46V	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.35*	15.59	7.83
Mgd Asset Allocation	06-46W	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39*	17.53	9.29
Mgd Asset Allocation	06-46X	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.40*	18.98	10.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-46Y	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.01	10.83
Mgd Asset Allocation	06-47C	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.42	10.85
Mgd Asset Allocation	06-47F	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.33	10.87
Mgd Asset Allocation	06-47G	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.40*	20.25	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.95
Mgd Asset Allocation	06-GGN	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	12.01	5.51	4.79
Mgd Asset Allocation	06-GGP	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	13.37	6.66	5.51
Mgd Asset Allocation	06-GGR	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	15.29	7.78	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GGT	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	17.05	8.90	6.83
Mgd Asset Allocation	06-GGV	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	18.43	9.74	7.32
Mgd Asset Allocation	06-GGW	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.52	10.33	7.59
Mgd Asset Allocation	06-GGX	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.77	10.42	7.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GGY	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.74	10.42	7.65
Mgd Asset Allocation	06-GHC	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.69	10.42
Mgd Asset Allocation	06-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.13
Mgd Asset Allocation	06-GHF	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	11.79	5.11	4.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-47H	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	12.05	5.20
Large Cap Blend	06-4TC	JPMorgan US Equity R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	27.35	17.44	12.56
Small Cap Blend	06-FYN	JPMorgan US Small Company R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.72	14.66	11.15	7.57
Large Cap Value	06-GJJ	JPMorgan Value Advantage R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.55*	10.00	11.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FRN	Knights of Columbus Core Bond I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.50*	5.00	1.03
Foreign Blend	06-FRP	Knights of Columbus International Eq I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	1.10*	13.58	6.56
Large Cap Growth	06-FRR	Knights of Columbus Large Cap Growth I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.9	38.13	14.59
Large Cap Value	06-FRT	Knights of Columbus Large Cap Value I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.9	14.97	11.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FRV	Knights of Columbus Small Cap I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	1.05	16.24	10.06
Diversified Emerging Markets	06-4YN	Lazard Developing Markets Equity Instl: Class Inst Investment Advisor: Lazard Asset Management LLC	1.10*	9.64	3.12	1.62
Multisector Bond	06-3XN	Loomis Sayles Bond N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.6	8.12	2.22	2.17
Small Cap Growth	06-3JG	Loomis Sayles Small Cap Growth N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.83	12.06	10.13	8.41
Large Cap Value	06-3WF	Lord Abbett Affiliated R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.38	10.86	9.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-4F6	Lord Abbett Bond Debenture R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.5	7.17	3.56
Small Cap Growth	06-CYJ	Lord Abbett Developing Growth R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.58	8.82	9.34
Small Cap Value	06-4XK	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.97*	13.93
High Yield Bond	06-CYK	Lord Abbett High Yield R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.6	10.78	4.30
Intermediate Term Bond	06-3WG	Lord Abbett Income R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.47	8.95	2.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-36G	Lord Abbett International Opp R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.93	15.06	7.11
Mid Cap Value	06-4GK	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	15.95	11.20
Intermediate Term Bond	06-3RJ	Lord Abbett Total Return R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.35	6.49	1.47
Mid Cap Blend	06-FYP	Lord Abbett Value Opportunities R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.8	17.12	10.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-3HY	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Advisor: New York Life Investment Management LLC Subadvisor: Winslow Capital Management, LLC	0.63*	43.09	17.74	13.61
Large Cap Value	06-6NH	MainStay WMC Value R6: Class Retirement Investment Advisor: New York Life Investment Management LLC Subadvisor: Wellington Management Company LLP	0.7	9.40
Small Cap Growth	06-4TW	MassMutual Small Cap Gr Eq I: Class Inst Investment Advisor: MML Investment Advisers, LLC Subadvisor: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.87	16.93	12.74	9.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4TX	MassMutual Total Return Bond I: Class Inst Investment Advisor: MML Investment Advisers, LLC Subadvisor: Metropolitan West Asset Management, LLC.	0.33*	5.78	1.36	1.80
Intermediate Term Bond	06-47P	TCW MetWest Total Return Bd Plan: Class Other Investment Advisor: Metropolitan West Asset Management, LLC.	0.37	6.07	1.31	1.91
Large Cap Blend	06-3W7	MFS Core Equity R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.57*	23.27	15.29	11.75
Emerging Market Bond	06-CYM	MFS Emerging Markets Debt R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.70*	10.59	2.60	3.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4TK	MFS Global Opportunistic Bd R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.60*	8.89	2.59	1.62
Specialty	06-4FM	MFS Global Real Estate R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.85*	11.38	6.44	6.39
Large Cap Growth	06-CYN	MFS Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.50*	36.25	16.10	13.04
Foreign Growth	06-49X	MFS International Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.71*	14.96	9.57	6.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-CYR	MFS International Intrinsic Value R6: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.67*	18.05	8.86	7.22
Foreign Small/Mid Eqty	06-CYP	MFS International New Discovery R6: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.92*	13.18	5.58	4.61
Foreign Blend	06-3MF	MFS Intl Diversification R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.73*	14.44	8.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CYT	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.37	24.46	17.11	13.14
Mid Cap Growth	06-GNF	MFS Mid Cap Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.66*	21.50	13.25	11.02
Mid Cap Value	06-CYV	MFS Mid Cap Value R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.62*	12.92	13.09	8.85
Specialty	06-CYW	MFS Technology R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.80*	54.42	17.56	15.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3TH	MFS Total Return Bond R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.36*	7.44	1.96	2.25
Balanced	06-3JR	MFS Total Return R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.4	10.66	8.77	6.75
Specialty	06-39X	MFS Utilities R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.66*	-1.91	8.53	6.59
Large Cap Value	06-CYX	MFS Value R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.44*	8.29	11.64	8.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-47R	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Geneva Capital Management, LLC	0.78	24.13	13.63	9.78
Small Cap Growth	06-47T	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Geneva Capital Management, LLC	0.84	18.47	11.42	9.49
Specialty	06-4MT	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Mellon Investments Corporation	0.31	33.57	17.12	14.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-4FW	Neuberger Berman High Income Bond R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.61	11.59	4.65	3.65
Small Cap Blend	06-47J	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85	13.98
Large Cap Value	06-4XP	Neuberger Berman Large Cap Value R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.52	-1.51
Small Cap Growth	06-3XP	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.81*	10.22	11.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-64R	Neuberger Berman Strategic Income R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.50*	10.14	3.92	3.31
Large Cap Blend	06-3R7	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.6	27.13	14.17	10.27
Large Cap Blend	06-49V	Northern US Quality ESG K: Class Other Investment Advisor: Northern Trust Investments Inc	0.39*	25.22	16.08
Mid Cap Growth	06-3KX	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.83*	20.34	11.56	8.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3JK	Nuveen Mid Cap Value 1 R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.79*	14.67	12.73
Specialty	06-FYR	Nuveen Real Estate Securities R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.85*	11.66	7.09	7.48
Small Cap Value	06-FYT	Nuveen Small Cap Value R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.81*	12.02	8.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3XM	Oakmark Equity and Income Institutional: Class Inst Investment Advisor: Harris Associates L.P.	0.59	17.67	10.25
Diversified Emerging Markets	06-47V	Parametric Emerging Markets R6: Class Retirement Investment Advisor: Eaton Vance Management Subadvisor: Parametric Portfolio Associates LLC	1.18*	9.82	3.47
Specialty	06-FCX	PGIM Global Real Estate R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79	11.43	4.62	4.47
World Bond	06-3XW	PGIM Global Total Return R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.54	9.68	-0.01	1.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-FCY	PGIM High Yield R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.38	12.31	5.39	4.83
Large Cap Growth	06-GNJ	PGIM Jennison Focused Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.67*	52.84	16.52	13.36
World Stock	06-4R9	PGIM Jennison Global Opportunities R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.83	41.68	16.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4Y6	PGIM Jennison Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.58	53.32	18.27
Specialty	06-FFC	PGIM Jennison Health Sciences R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.77	12.75	12.67
Mid Cap Growth	06-FFF	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.6	20.74	15.18	9.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FFG	PGIM Jennison Natural Resources R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.82	-1.73	15.51	1.92
Small Cap Growth	06-GJN	PGIM Jennison Small Company R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.69	12.02	14.25	9.24
Mid Cap Value	06-GCF	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.73*	11.77	9.09	6.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-GJP	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.68*	17.07	11.26
High Yield Bond	06-6PV	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.70*	11.23	5.31
Intermediate Term Bond	06-FFH	PGIM Total Return Bond R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.39*	7.78	1.73	2.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3FC	PIMCO All Asset Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	1.40*	8.56	6.19	4.31
Specialty	06-6NP	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.81*	-0.75	13.83	1.82
Specialty	06-GNG	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.99*	-7.36	8.78	-0.61
Specialty	06-4YF	PIMCO Extended Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	3.02	2.65	-2.80	3.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4CM	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.61	7.20	2.94	3.41
Int Government Bond	06-49W	PIMCO GNMA and Government Secs Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.34	6.32	0.71	1.55
High Yield Bond	06-FCJ	PIMCO High Yield Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.57	12.75	4.85	4.21
Multisector Bond	06-FCK	PIMCO Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.62	9.32	3.40	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6FR	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.66	6.69	-0.58	0.13
World Bond	06-3MJ	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.63	9.49	2.04	3.45
Intermediate Term Bond	06-GNH	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.04	8.35	2.17	3.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4Y7	PIMCO Long Duration Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.73	7.58	1.38	3.64
Specialty	06-4Y9	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.99	10.01	2.57	4.37
Specialty	06-4YC	PIMCO Long-Term US Government Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.05	3.38	-1.28	2.15
Short Term Bond	06-4R7	PIMCO Low Duration Instl: Class Inst** Investment Advisor: Pacific Investment Management Company, LLC	0.48	5.31	1.39	1.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4YH	PIMCO Moderate Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.49	5.87	1.85	1.91
Small Cap Value	06-6JG	PIMCO RAE US Small Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	0.50*	20.06	15.61
Inflation-Protec Bond	06-FCM	PIMCO Real Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.67	3.74	3.28	2.38
Mgd Asset Allocation	06-49F	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47	11.87	7.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-49G	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.39	13.70	8.00
Mgd Asset Allocation	06-49H	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.32	15.86	9.05
Mgd Asset Allocation	06-49J	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.26	17.25	9.78
Mgd Asset Allocation	06-49K	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.2	18.41	10.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-49M	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.16	19.13	10.68
Mgd Asset Allocation	06-49N	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15	19.55	10.74
Mgd Asset Allocation	06-6FF	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15	19.92
Mgd Asset Allocation	06-49P	PIMCO RealPath Blend Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	10.87	6.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-4K3	PIMCO StocksPLUS® Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	26.52	14.95	11.55
Foreign Blend	06-3WR	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.9	20.86	11.50	7.95
Balanced	06-4YG	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.71	27.90	13.60	13.51
Small Cap Blend	06-4K4	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.75	17.08	9.06	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FCN	PIMCO Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.49	6.30	1.31	1.93
Balanced	06-3WW	Pioneer Balanced ESG K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.67	15.99	9.58
Intermediate Term Bond	06-FCP	Pioneer Bond K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.36	7.05	2.01	2.51
Large Cap Value	06-FCR	Pioneer Equity Income K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.66	7.75	9.54	8.53
Large Cap Growth	06-FCT	Pioneer Fundamental Growth K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.67	33.22	17.60	13.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6FH	Pioneer K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.61*	29.06
Mid Cap Growth	06-FCV	Pioneer Select Mid Cap Growth K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.66	19.06	10.56
Multisector Bond	06-FCW	Pioneer Strategic Income K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.60*	8.96	3.09	3.14
Large Cap Growth	06-4XN	Principal Blue Chip R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.57*	39.96	17.89
Intermediate Term Bond	06-3JJ	Principal Core Fixed Income R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.38	5.84	1.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3JP	Principal Global Real Estate Sec R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Principal Real Estate Investors LLC	0.88	10.91	3.79
Large Cap Growth	06-3JH	Principal LargeCap Growth I R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59*	40.60	15.74
Mid Cap Growth	06-6H4	Principal MidCap R6: Class Retirement*** Investment Advisor: Principal Global Investors LLC	0.59	25.97	15.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3RN	Principal MidCap S&P 400 Index R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.16	16.33	12.47
Specialty	06-3CP	Principal Real Estate Securities Fd R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Principal Real Estate Investors LLC	0.8	13.39	8.56
Small Cap Growth	06-3RP	Principal SmallCap Growth I R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Emerald Advisers, LLC;Brown Advisory LLC;AllianceBernstein L.P.;	0.86*	16.65	11.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-4TV	Principal SmallCap S&P 600 Index R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.16	15.86	10.82
Small Cap Value	06-6M7	Principal SmallCap Value II R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Hotchkis and Wiley Capital Mgmt LLC;Vaughan Nelson Invstmnt Mgmt, L.P.;	0.94*	20.15	13.02
Mgd Asset Allocation	06-44J	PGIM Target Date 2015 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	9.40	5.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44K	PGIM Target Date 2020 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	10.21	6.44
Mgd Asset Allocation	06-44M	PGIM Target Date 2025 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	11.20	7.04
Mgd Asset Allocation	06-44N	PGIM Target Date 2030 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	12.64	8.20
Mgd Asset Allocation	06-44P	PGIM Target Date 2035 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	14.73	9.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44R	PGIM Target Date 2040 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	16.13	9.91
Mgd Asset Allocation	06-44T	PGIM Target Date 2045 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	17.23	10.42
Mgd Asset Allocation	06-44V	PGIM Target Date 2050 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.24	10.68
Mgd Asset Allocation	06-44W	PGIM Target Date 2055 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.54	10.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44X	PGIM Target Date 2060 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.78	11.01
Mgd Asset Allocation	06-44G	PGIM Target Date Income R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	9.03	5.36
Intermediate Term Bond	06-GNK	Putnam Diversified Income R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.67	5.09	1.44	1.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNN	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.63	17.96	8.55	6.75
Balanced	06-GNT	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.68	11.50	4.64	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNX	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	0.7	21.21	10.48	7.83
Diversified Emerging Markets	06-64J	Putnam Emerging Markets Equity R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Co LLC;Putnam Investments Limited, a Franklin Templeton company;	0.83*	12.42	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6PT	Putnam Global Health Care R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.72	9.40
Large Cap Growth	06-GCG	Putnam Large Cap Growth R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.54	44.71	18.79	14.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-36H	Putnam Large Cap Value R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.55	15.75	14.69	10.53
Small Cap Growth	06-6N4	Putnam Small Cap Growth R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.85	23.38	15.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3XC	Putnam Sustainable Future R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.68	29.13	12.67
Large Cap Growth	06-3XG	Putnam Sustainable Leaders R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.58	26.67	16.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-GCH	Russell Inv Emerging Markets R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.04*	8.55	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FFM	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.92*	10.48	3.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-GCJ	Russell Inv Investment Grade Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35*	5.19	1.06
Intermediate Term Bond	06-GCK	Russell Inv Strategic Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.47*	4.39	1.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-GCM	Russell Inv US Small Cap Equity R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	0.92*	13.69	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3TT	State Street Target Retirement 2020 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	11.51	6.82
Mgd Asset Allocation	06-3TV	State Street Target Retirement 2025 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	13.68	8.12
Mgd Asset Allocation	06-3TW	State Street Target Retirement 2030 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	15.74	8.99
Mgd Asset Allocation	06-3VR	State Street Target Retirement 2035 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	16.93	9.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3TY	State Street Target Retirement 2040 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	17.82	10.01
Mgd Asset Allocation	06-3V3	State Street Target Retirement 2045 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	18.56	10.42
Mgd Asset Allocation	06-3V4	State Street Target Retirement 2050 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.36	10.72
Mgd Asset Allocation	06-3V6	State Street Target Retirement 2055 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.45	10.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3V7	State Street Target Retirement 2060 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.45	10.72
Mgd Asset Allocation	06-64F	State Street Target Retirement 2065 K: Class Other Investment Advisor: SSGA Funds Management Inc	0.09*	19.43
Mgd Asset Allocation	06-3V9	State Street Target Retirement K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	10.77	5.72
Large Cap Growth	06-3CY	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	29.19	19.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FFN	T. Rowe Price Blue Chip Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.57	49.55	13.73
Balanced	06-4GM	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.59*	18.98	12.93
Specialty	06-4GN	T. Rowe Price Comm & Tech I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	39.39	13.43
Mid Cap Growth	06-4TR	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	21.04	13.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3W9	T. Rowe Price Dividend Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.5	13.79	14.07
Diversified Emerging Markets	06-4PK	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Singapore Private Ltd	0.99	2.30	1.00
Large Cap Value	06-FFP	T. Rowe Price Equity Income I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.56	9.75	11.44
Specialty	06-GPC	T. Rowe Price Financial Services I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.80*	15.11	14.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-47W	T. Rowe Price Global Allocation I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	0.81*	14.00	7.91
World Bond	06-64T	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;	0.49*	12.36	2.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4GP	T. Rowe Price Global Technology I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.79	56.25	12.60
Large Cap Growth	06-FFR	T. Rowe Price Growth Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.53	45.44	13.48
Specialty	06-4GC	T. Rowe Price Health Sciences I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.67	3.22	11.62
Foreign Small/Mid Eqty	06-63M	T. Rowe Price International Discovery: Class Inv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.23	13.14	7.91	6.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-FFT	T. Rowe Price International Value Eq I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	0.68*	19.40	8.80
Mid Cap Growth	06-FFV	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.63	20.26	11.96
Mid Cap Value	06-FFW	T. Rowe Price Mid-Cap Value I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	18.89	13.38
Specialty	06-4GR	T. Rowe Price New Era I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.56	1.27	9.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3XK	T. Rowe Price New Horizons I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	21.49	12.87
Foreign Blend	06-3RR	T. Rowe Price Overseas Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	0.67	16.56	8.33
Specialty	06-GFP	T. Rowe Price Real Estate I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.64	13.38	6.21
Balanced	06-FFX	T. Rowe Price Retirement Balanced I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc.	0.34	11.57	6.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GCN	T. Rowe Price Retirement I 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	12.06	6.13
Mgd Asset Allocation	06-GCP	T. Rowe Price Retirement I 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	12.55	6.60
Mgd Asset Allocation	06-FFY	T. Rowe Price Retirement I 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.35	13.06	7.15
Mgd Asset Allocation	06-FGF	T. Rowe Price Retirement I 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37	13.65	7.79
Mgd Asset Allocation	06-FGG	T. Rowe Price Retirement I 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.38	14.71	8.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FGH	T. Rowe Price Retirement I 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.4	16.54	9.40
Mgd Asset Allocation	06-FGJ	T. Rowe Price Retirement I 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42	18.32	10.20
Mgd Asset Allocation	06-FGK	T. Rowe Price Retirement I 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43	19.80	10.87
Mgd Asset Allocation	06-FGM	T. Rowe Price Retirement I 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44	20.63	11.33
Mgd Asset Allocation	06-FGN	T. Rowe Price Retirement I 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45	20.92	11.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FGP	T. Rowe Price Retirement I 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	20.93	11.37
Mgd Asset Allocation	06-FGR	T. Rowe Price Retirement I 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	20.95	11.38
Mgd Asset Allocation	06-64G	T. Rowe Price Retirement I 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	21.00
Small Cap Growth	06-4GT	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.77	17.56	12.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4MP	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.64*	18.23	9.40
Large Cap Value	06-4GV	T. Rowe Price Value I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.57*	12.27	12.62
Foreign Value	06-GCR	Templeton Foreign R6: Class Retirement Investment Advisor: Templeton Global Advisors Limited	0.74*	20.36	6.79	2.71
World Bond	06-FGT	Templeton Global Bond R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.55*	2.72	-2.20	-0.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-4GW	Thornburg Developing World R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.94*	6.72	4.38	2.07
Foreign Blend	06-GPF	Thornburg International Equity R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.70*	16.26	10.68	5.18
Foreign Growth	06-4GX	Thornburg International Growth R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.89*	18.53	7.43	3.75
World Allocation	06-39W	Thornburg Investment Income Builder R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.84*	18.24	9.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-GCV	Thornburg Limited Term Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.42*	6.56	2.31
Multisector Bond	06-4XJ	Thornburg Strategic Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.53*	7.77	4.01
Intermediate Term Bond	06-FGV	Nuveen Bond Index R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.07	5.64	0.95	1.68
Intermediate Term Bond	06-GCW	Nuveen Core Impact Bond R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37	6.04	1.06	2.30
Intermediate Term Bond	06-3F4	Nuveen Core Plus Bond R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	7.03	1.80	2.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-FGW	Nuveen Core Equity R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.41	32.79	15.28	11.35
Foreign Blend	06-FGX	Nuveen International Eq Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	18.20	8.25	4.40
Foreign Growth	06-6H3	Nuveen International Opps R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.61	15.42	9.26	4.92
Large Cap Growth	06-FGY	Nuveen Large Cap Gr Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	42.63	19.44	14.80
Large Cap Value	06-FHC	Nuveen Large Cap Value Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	11.47	10.88	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-36J	Nuveen Lifecycle 2010 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37*	11.00	5.94	4.89
Mgd Asset Allocation	06-36K	Nuveen Lifecycle 2015 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.38*	11.08	6.32	5.17
Mgd Asset Allocation	06-36M	Nuveen Lifecycle 2020 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.39*	12.06	6.83	5.53
Mgd Asset Allocation	06-36N	Nuveen Lifecycle 2025 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.41*	13.15	7.61	6.01
Mgd Asset Allocation	06-36P	Nuveen Lifecycle 2030 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.42*	14.59	8.48	6.50
Mgd Asset Allocation	06-36R	Nuveen Lifecycle 2035 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43*	16.38	9.38	7.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-36T	Nuveen Lifecycle 2040 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.44*	18.39	10.34	7.53
Mgd Asset Allocation	06-36V	Nuveen Lifecycle 2045 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	19.47	11.08	7.90
Mgd Asset Allocation	06-36W	Nuveen Lifecycle 2050 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.03	11.28	8.01
Mgd Asset Allocation	06-37C	Nuveen Lifecycle 2055 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.25	11.37	8.08
Mgd Asset Allocation	06-36Y	Nuveen Lifecycle 2060 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.46	11.53
Mgd Asset Allocation	06-64H	Nuveen Lifecycle 2065 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FHF	Nuveen Lifecycle Index 2010 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	11.42	5.99	4.96
Mgd Asset Allocation	06-FHG	Nuveen Lifecycle Index 2015 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	12.24	6.51	5.32
Mgd Asset Allocation	06-FHH	Nuveen Lifecycle Index 2020 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	13.07	7.03	5.71
Mgd Asset Allocation	06-FHJ	Nuveen Lifecycle Index 2025 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	14.19	7.82	6.25
Mgd Asset Allocation	06-FHK	Nuveen Lifecycle Index 2030 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	15.55	8.66	6.80
Mgd Asset Allocation	06-FHM	Nuveen Lifecycle Index 2035 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	17.25	9.57	7.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FHN	Nuveen Lifecycle Index 2040 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	18.98	10.52	7.96
Mgd Asset Allocation	06-FHP	Nuveen Lifecycle Index 2045 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.07	11.29	8.36
Mgd Asset Allocation	06-FHR	Nuveen Lifecycle Index 2050 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.54	11.47	8.49
Mgd Asset Allocation	06-FHT	Nuveen Lifecycle Index 2055 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.76	11.60	8.58
Mgd Asset Allocation	06-FHV	Nuveen Lifecycle Index 2060 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.91	11.73
Mgd Asset Allocation	06-4XR	Nuveen Lifecycle Index 2065 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	21.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FHW	Nuveen Lifecycle Index Ret Inc R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	11.90	6.05	4.91
Balanced	06-36X	Nuveen Lifecycle Retire Income R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37*	10.81	5.87	4.77
Balanced	06-3CK	Nuveen Lifestyle Aggressive Gr R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.63*	22.73	12.14	8.35
Balanced	06-3CG	Nuveen Lifestyle Conservative R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.49*	12.71	6.08	4.76
Balanced	06-3CJ	Nuveen Lifestyle Growth R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.58*	19.45	10.14	7.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3CF	Nuveen Lifestyle Income R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43*	9.24	4.01	3.37
Balanced	06-3CH	Nuveen Lifestyle Moderate R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.54*	16.18	8.13	6.11
Specialty	06-3MH	Nuveen Real Estate Sec Sel R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.48	12.19	8.17	8.36
Large Cap Blend	06-GCX	Nuveen Large Cap Responsible Eq R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.18	22.49	15.05	11.00
Foreign Blend	06-GCY	Nuveen International Res Eq R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37	19.25	9.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-GPG	Touchstone Focused Instl: Class Inst Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.85*	25.17	15.63	10.48
Large Cap Blend	06-3GK	Touchstone Large Cap Focused Instl: Class Inst Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.71*	25.37	16.14
Mid Cap Growth	06-GPJ	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	0.88*	24.71	14.31	10.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4Y4	Touchstone Mid Cap Growth R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	0.79*	24.82
Mid Cap Blend	06-6PW	Touchstone Mid Cap R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: London Company of Virginia	0.81*	27.64
Small Cap Blend	06-4PF	Touchstone Small Company R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.80*	16.35	12.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4FX	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc. Subadvisor: Fuller & Thaler Asset Management Inc	0.80*	14.57	14.26	9.53
Large Cap Blend	06-FHY	Vanguard 500 Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.04	26.24	15.65	11.99
Balanced	06-FJC	Vanguard Balanced Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	17.58	9.61	7.73
Specialty	06-4XX	Vanguard Commodity Strategy Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.21	-7.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4Y3	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	40.40	16.53	12.34
Specialty	06-4XY	Vanguard Consumer Staples Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	2.37	10.58	8.33
Foreign Blend	06-FJF	Vanguard Developed Markets Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	17.67	8.36	4.54
Large Cap Blend	06-4CY	Vanguard Dividend Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.3	8.10	13.50	10.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-FJG	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.14	9.21	4.66	2.98
Specialty	06-FJH	Vanguard Energy Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.38	8.85	6.19	0.37
Specialty	06-6N6	Vanguard Energy Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	0.03	13.27	2.66
Large Cap Value	06-FJJ	Vanguard Equity-Income Adm: Class Inst Investment Advisor: Wellington Management Company LLP;The Vanguard Group, Inc;	0.18	7.76	11.85	9.70
Europe Stock	06-4PP	Vanguard European Stock Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.13	20.00	9.16	4.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-FJK	Vanguard Explorer Adm: Class Inst Investment Advisor: ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Wellington Management Company LLP;Stephens Investment Management, LLC;ClearBridge Investments, LLC.;The Vanguard Group;	0.34	19.90	13.12	9.58
Mid Cap Blend	06-FJM	Vanguard Extended Market Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.06	25.38	11.91	8.54
Specialty	06-4G7	Vanguard Financials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	14.08	11.79	9.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3CC	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12	15.57	7.40	4.13
Large Cap Blend	06-3WM	Vanguard FTSE Social Index Admiral: Class Inst Investment Advisor: The Vanguard Group	0.14	31.79
Int Government Bond	06-GFM	Vanguard GNMA Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.11	5.26	0.46	1.52
Large Cap Blend	06-4MV	Vanguard Growth & Income Adm: Class Inst Investment Advisor: D.E. Shaw Investment Management LLC;Los Angeles Capital Management LLC;Wellington Management Company LLP;	0.22	24.76	15.39	11.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FJN	Vanguard Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	46.77	19.16	13.97
Specialty	06-FJP	Vanguard Health Care Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.29	5.48	10.60	10.21
Specialty	06-4MW	Vanguard Health Care Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	2.48	10.97	11.04
Large Cap Value	06-4MX	Vanguard High Dividend Yield Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.08	6.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-FJR	Vanguard High-Yield Corporate Adm: Class Inst Investment Advisor: Wellington Management Company LLP;The Vanguard Group;	0.13	11.74	5.21	4.43
Specialty	06-4XW	Vanguard Industrials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	22.38	14.59	10.04
Inflation-Protec Bond	06-GFC	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	3.79	3.02	2.33
Specialty	06-4G9	Vanguard Information Technology Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	52.68	24.89	19.67
Intermediate Term Bond	06-FJT	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	6.07	1.67	2.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FJV	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	8.61	2.46	2.74
Int Government Bond	06-FJW	Vanguard Interm-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	4.18	1.03	1.52
Foreign Growth	06-3F6	Vanguard International Growth Adm: Class Inst Investment Advisor: Baillie Gifford Overseas Limited;Schroder Investment Management North America Inc.;	0.31	14.81	10.62	7.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-4XG	Vanguard International Value Inv: Class Inv Investment Advisor: Sprucegrove Investment Management Ltd;Lazard Asset Management LLC;ARGA Investment Management, LP;	0.38	16.15	7.77	3.78
Foreign Value	06-64K	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Advisor: Vanguard Group Inc	0.22	16.83	8.01
Int Government Bond	06-3C9	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	4.39	0.76	1.36
Balanced	06-FJX	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.12	12.48	5.52	4.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FJX	MF Vanguard LifeStrategy Conserv Grw: Class Other Investment Advisor: Vanguard Advisers Inc	0.12	12.48	5.52	4.77
Balanced	06-FJY	Vanguard LifeStrategy Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.14	18.55	9.83	7.36
Balanced	06-FKC	Vanguard LifeStrategy Income Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.11	9.48	3.27	3.36
Balanced	06-FKF	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Advisor: Vanguard Group Inc	0.13	15.49	7.68	6.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GJY	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc;Wellington Management Company LLP;	0.12	9.38	2.06	3.85
Specialty	06-4PT	Vanguard Long-Term Treasury Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	3.41	-1.22	2.31
Specialty	06-FKG	Vanguard Materials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	13.69	13.52	8.33
Mid Cap Growth	06-FKH	Vanguard Mid Cap Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP;Frontier Capital Management Company, LLC;	0.35	24.08	10.90	8.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-FKJ	Vanguard Mid Cap Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	15.98	12.71	9.41
Mid Cap Growth	06-3YP	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	23.14	13.70	10.12
Mid Cap Value	06-3YN	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	9.76	11.31	8.49
Specialty	06-FKK	Vanguard Real Estate Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12	11.81	7.33	7.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FKM	Vanguard Selected Value Inv: Class Inv Investment Advisor: Cooke & Bieler LP;Donald Smith & Co Inc;Pzena Investment Management LLC (US);	0.38	25.33	15.23	8.78
Short Term Bond	06-4YJ	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.07	4.87	1.47	1.35
Short Term Gov Bond	06-3CR	Vanguard Short-Term Federal Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	3.91	1.30	1.20
Short Term Bond	06-4N9	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	6.17	2.13	1.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Gov Bond	06-4PR	Vanguard Short-Term Treasury Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	3.61	1.14	1.01
Small Cap Growth	06-FKP	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	21.41	10.54	7.86
Small Cap Blend	06-FKR	Vanguard Small Cap Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	18.20	11.70	8.43
Small Cap Value	06-FKN	Vanguard Small Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	15.99	11.85	8.49
Mid Cap Blend	06-4MY	Vanguard Strategic Equity Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.17	19.21	13.97	9.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FKW	Vanguard Target Retirement 2020 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	12.51	6.61	5.52
Mgd Asset Allocation	06-FKX	Vanguard Target Retirement 2025 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	14.55	7.56	6.10
Mgd Asset Allocation	06-FKY	Vanguard Target Retirement 2030 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	16.03	8.37	6.58
Mgd Asset Allocation	06-FMC	Vanguard Target Retirement 2035 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	17.14	9.17	7.06
Mgd Asset Allocation	06-FMF	Vanguard Target Retirement 2040 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	18.34	9.99	7.52
Mgd Asset Allocation	06-FMG	Vanguard Target Retirement 2045 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	19.48	10.76	7.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FMH	Vanguard Target Retirement 2050 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.17	10.93	7.99
Mgd Asset Allocation	06-FMJ	Vanguard Target Retirement 2055 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.16	10.92	7.97
Mgd Asset Allocation	06-FMK	Vanguard Target Retirement 2060 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.18	10.92	7.97
Mgd Asset Allocation	06-34V	Vanguard Target Retirement 2065 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.15	10.91
Mgd Asset Allocation	06-6MJ	Vanguard Target Retirement 2070 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.24
Mgd Asset Allocation	06-FMM	Vanguard Target Retirement Income Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	10.74	4.83	4.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FMN	Vanguard Total Bond Market Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	5.70	1.11	1.79
World Bond	06-FMP	Vanguard Total Intl Bd Idx Admiral™: Class Inst Investment Advisor: Vanguard Group Inc	0.11	8.83	0.88	2.40
Foreign Blend	06-FMR	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11	15.52	7.34	4.09
Large Cap Blend	06-FMT	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.04	26.01	15.07	11.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FMV	Vanguard US Growth Admiral™: Class Inst Investment Advisor: Baillie Gifford Overseas Limited;Wellington Management Company LLP;Jennison Associates LLC;	0.2	45.31	15.91	13.00
Specialty	06-4N7	Vanguard Utilities Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-7.45	6.36	8.55
Large Cap Value	06-FMW	Vanguard Value Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	9.24	11.73	9.72
Balanced	06-GCT	Vanguard Wellesley® Income Admiral™: Class Inst Investment Advisor: Wellington Management Company LLP	0.16	7.10	5.99	5.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GFF	Vanguard Wellington™ Admiral™: Class Inst Investment Advisor: Wellington Management Company LLP	0.17	14.43	9.66	7.96
Large Cap Value	06-4V3	Vanguard Windsor™ II Admiral™: Class Inst Investment Advisor: Lazard Asset Management LLC;Hotchkis and Wiley Capital Mgmt LLC;Sanders Capital, LLC;Aristotle Capital Management, LLC;	0.26	21.07	14.96	10.14
Intermediate Term Bond	06-4NT	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.42*	7.53	3.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3RF	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.60*	12.91	12.89
Small Cap Value	06-3JN	Victory Integrity Small-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.96	17.80	12.71	7.66
Foreign Blend	06-4NW	Victory International R6: Class Retirement Investment Advisor: Victory Capital Management Inc. Subadvisor: Wellington Management Company LLP	0.61*	17.66	8.11
Large Cap Growth	06-4NV	Victory Nasdaq 100 Index R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.3	54.63	22.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-33C	Victory RS Small Cap Growth R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.05	20.23	5.34
Diversified Emerging Markets	06-3R9	Victory Sophus Emerging Markets R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.89*	11.44	3.87
Mid Cap Value	06-FMX	Victory Sycamore Established Value R6: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	0.54	10.35	14.62
Small Cap Value	06-FMY	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	0.85	11.52	11.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-GFH	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.03	15.30	7.94	5.50
Foreign Blend	06-3RC	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.55*	19.56	7.26
Large Cap Value	06-FFJ	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.72*	15.09	11.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FFK	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.79*	11.21	10.37
Specialty	06-4PH	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & PheLPs Investment Management Co	0.79*	11.51	8.93
Small Cap Growth	06-64N	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC	0.99	20.50	12.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-4NN	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.60*	16.71	11.08
Small Cap Value	06-CPJ	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.77*	23.56	9.15	4.84
Specialty	06-47K	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.52*	12.11	4.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3CX	Virtus Seix Total Return Bond R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.31*	4.81	1.39
Small Cap Blend	06-3YT	Virtus Small-Cap R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc.	0.84*	14.16	10.20
Diversified Emerging Markets	06-3N4	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc.	0.98*	0.64
Intermediate Term Bond	06-4NR	Voya Intermediate Bond R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.3	7.07	1.62	2.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-6N7	Voya Large Cap Value R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.74*	13.76	12.99	8.72
Small Cap Growth	06-6JT	Voya Small Cap Growth R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.84*	20.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-GFJ	Western Asset Core Plus Bond IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42	6.91	0.93	2.36
Mid Cap Growth	06-3TP	William Blair Small-Mid Cap Growth I: Class Inst Investment Advisor: William Blair Investment Management, LLC	0.99*	17.93	11.30	10.10
Large Cap Growth	06-6RH	Alger Focus Equity Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.58*	44.68	16.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: SSI Investment Management LLC	1.32*	8.05
Foreign Growth	06-6RJ	American Funds International Vntg R-6: Class Retirement Investment Advisor: Capital Research and Management Company	0.54*	16.32
Short Term Bond	06-6RR	Baird Ultra Short Bond Institutional: Class Inst** Investment Advisor: Robert W. Baird & Co. Incorporated	0.15*	10.73	3.26	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-6TR	ClearBridge Mid Cap IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.76*	13.90	11.40	7.48
Small Cap Growth	06-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Advisor: Columbia Management Investment Advisers	0.84*	26.39	13.48	10.26
Intermediate Term Bond	06-6RK	Dodge & Cox Income X: Class Other Investment Advisor: Dodge & Cox	0.33*	7.76
Mgd Asset Allocation	06-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15*	19.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Resources Inc;Great-West Lifeco Inc;	0.64	28.10	17.14
Small Cap Growth	06-6RT	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	21.35	11.61
Mgd Asset Allocation	06-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34
Mgd Asset Allocation	06-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.35
Mgd Asset Allocation	06-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37
Mgd Asset Allocation	06-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.38
Mgd Asset Allocation	06-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.4
Mgd Asset Allocation	06-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43
Mgd Asset Allocation	06-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44
Mgd Asset Allocation	06-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45
Mgd Asset Allocation	06-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46
Mgd Asset Allocation	06-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46
Balanced	06-6TM	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34
Foreign Value	06-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.54
Large Cap Growth	06-194	Alger Capital Appreciation Instl I: Class Inst*** Investment Advisor: Fred Alger Management, LLC	1.25	42.88	14.90	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-081	Ave Maria Value: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.94	3.52	11.55	6.23
Foreign Growth	06-296	American Funds Europacific Growth R5: Class Retirement*** Investment Advisor: Capital Research and Management Company	0.52	15.97	7.98	4.85
Large Cap Growth	06-082	Ave Maria Growth: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.92	30.29	14.38	11.12
Large Cap Blend	06-084	Ave Maria Rising Dividend: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.92	13.19	12.79	9.18
World Stock	06-085	Ave Maria World Equity: Class Other Investment Advisor: Schwartz Investment Counsel Inc	1.05	24.96	10.26	6.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-692	Columbia Acorn International Inst: Class Inst Investment Advisor: Columbia Wanger Asset Management LLC	0.99	19.57	6.00	3.22
Emerging Market Bond	06-444	Columbia Emerging Markets Bond Inst: Class Inst*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.89	10.57	1.86	2.52
Specialty	06-443	Columbia Seligman Tech & Info Inst: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	44.59	25.38	19.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-392	Fidelity Advisor Real Estate A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.06	10.79	4.74	5.55
Large Cap Growth	06-819	Franklin Growth A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.8	27.66	15.00	12.08
Multisector Bond	06-821	Franklin Strategic Income A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.93	8.42	2.04	1.77
Small Cap Value	06-247	Franklin Small Cap Value A: Class A*** Investment Advisor: Franklin Mutual Advisers, LLC	0.99	12.89	11.06	6.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-810	Invesco Energy Inv: Class Inv Investment Advisor: Invesco Advisers, Inc.	1.23	0.30	11.20	-1.82
Specialty	06-805	Invesco Technology Investor: Class Inv Investment Advisor: Invesco Advisers, Inc.	1	47.38	14.90	12.11
Multisector Bond	06-056	Lord Abbett Bond-Debenture A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.84	6.85	3.28	3.60
Small Cap Growth	06-960	Lord Abbett Developing Growth P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.12	8.21	8.75	6.62
Large Cap Value	06-733	Lord Abbett Fundamental Equity A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.94	13.10	10.73	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-948	Lord Abbett Growth Leaders I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.66	33.29	16.36	12.74
Mid Cap Growth	06-965	Lord Abbett Growth Opportunities P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.16*	10.59	8.60	6.95
High Yield Bond	06-057	Lord Abbett High Yield A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.92	10.46	3.99	3.90
Mid Cap Value	06-970	Lord Abbett Mid Cap Stock P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.23	15.27	10.60	6.55
Small Cap Value	06-704	Lord Abbett Small Cap Value I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.94	20.08	8.44	5.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-980	Lord Abbett Small Cap Value P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.39	19.54	7.95	5.14
Intermediate Term Bond	06-949	Lord Abbett Total Return I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.41*	6.43	1.42	2.04
Mid Cap Blend	06-967	Lord Abbett Value Opportunities A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	1.18	16.69	10.41	6.99
Mid Cap Blend	06-025	Lord Abbett Value Opportunities P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.38	16.51	10.19	6.78
Large Cap Blend	06-423	Lord Abbett Dividend Growth A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.9	16.34	13.07	10.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-732	Lord Abbett Developing Growth A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.92	8.50	8.97	6.74
Mid Cap Growth	06-734	Lord Abbett Growth Opportunities A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.96*	10.80	8.81	7.16
Small Cap Growth	06-895	Neuberger Berman Small Cap Growth Adv: Class Adv*** Investment Advisor: Neuberger Berman Investment Advisers LLC	1.61*	9.57	10.39	8.56
Balanced	06-725	Oakmark Equity And Income Investor: Class Inv*** Investment Advisor: Harris Associates L.P.	0.86	17.34	10.00	6.70
Foreign Value	06-312	Templeton Foreign A: Class A*** Investment Advisor: Templeton Global Advisors Limited	1.10*	19.95	6.34	2.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-313	Templeton Growth A: Class A*** Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	1.04	20.98	6.40	3.22
World Bond	06-886	Templeton Global Bond A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.97*	2.43	-2.57	-0.62
Short Term Gov Bond	06-305	Vanguard Short-Term Federal Inv: Class Inv***, ** Investment Advisor: Vanguard Group Inc	0.2	3.81	1.20	1.10
Mid Cap Blend	06-4HG	Invesco Main Street Mid Cap R: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	1.32	14.15	11.44	7.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4HH	Invesco Discovery Mid Cap Growth R: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	1.29	12.71	12.21	9.14
Mid Cap Blend	06-4TH	AMG GW&K Small Mid Cap Core N: Class N*** Investment Advisor: AMG Funds LLC Subadvisor: GW&K Investment Management, LLC	1.07	14.51	13.62
Small Cap Growth	06-6KN	Voya Small Cap Growth R: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	1.45*	19.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Prospectuses Available [Text Block]

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily and indication of future performance.

Portfolio Companies [Table Text Block]
Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
Foreign Blend	06-6WN	Pioneer International Equity K:Class Retirement Investment Adviser: Amundi Asset Management US, Inc.	0.76*	19.72	-	-
Large Cap Value	06-6WR	Virtus NFJ Dividend Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.7*	19.65	10.30	7.20
Mid Cap Value	06-6WT	Virtus NFJ Mid-Cap Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.65*	16.65	11.02	8.33
Small Cap Value	06-6WV	Virtus NFJ Small-Cap Value Inst:Class Inst*** Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: NFJ Investment Group LLC - Dallas	0.82*	23.53	9.09	4.78
Diversified Emerging Markets	06-6WW	Fidelity Emerging Markets K:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.)	0.74	15.35	8.58	5.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

		Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Mgd Asset Allocation	06-6WX	Fidelity Freedom Blend Inc K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	8.29	3.51	-
Mgd Asset Allocation	06-6XJ	Fidelity Freedom Blend 2010 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	9.89	4.94	-
Mgd Asset Allocation	06-6XK	Fidelity Freedom Blend 2015 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.22	11.41	5.87	-
Mgd Asset Allocation	06-6XF	Fidelity Freedom Blend 2025 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	14.27	7.45	-
Mgd Asset Allocation	06-6X4	Fidelity Freedom Blend 2035 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.28	17.84	10.14	-
Mgd Asset Allocation	06-6XM	Fidelity Freedom Blend 2040 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	20.20	11.17	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Mgd Asset Allocation	06-6X6	Fidelity Freedom Blend 2045 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.71	11.26	-
Mgd Asset Allocation	06-6XG	Fidelity Freedom Blend 2050 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.79	11.26	-
Mgd Asset Allocation	06-6XN	Fidelity Freedom Blend 2055 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.78	11.26	-
Mgd Asset Allocation	06-6X7	Fidelity Freedom Blend 2060 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.69	11.25	-
Mgd Asset Allocation	06-6XH	Fidelity Freedom Blend 2065 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.3	20.67	-	-
Specialty	06-6X9	T. Rowe Price Science & Tech I:Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.69	53.94	17.58	-
Foreign Growth	06-6WK	PGIM Jennison International Opps R6:Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: Jennison Associates LLC	0.84	20.34	13.11	-
World Bond	06-6XP	Delaware Ivy Global Bond Fund Class R6:Class Retirement Investment Adviser: Delaware Management Company Investment Subadviser:	0.59*	7.10	2.51	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

		Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Mid Cap Growth	06-6XR	Federated Hermes MDT Mid Cap Growth R6:Class Retirement Investment Adviser: Federated MDTA LLC	0.84*	27.45	15.61	11.35
Large Cap Blend	06-6XT	JPMorgan US Research Enhanced Equity R6:Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.25*	28.29	16.89	12.06
Mid Cap Growth	06-6XV	Virtus KAR Mid-Cap Core R6:Class Retirement Investment Adviser: Virtus Investment Advisers, Inc. Investment Subadviser: Kayne Anderson Rudnick Investment Management LLC	0.87*	22.77	15.38	-
Intermediate Term Bond	06-6XW	PGIM Absolute Return Bond R6:Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.65	7.94	3.38	3.03
Diversified Emerging Markets	06-6W6	Avantis® Emerging Markets Equity Instl:Class Inst Investment Adviser: American Century Investment Management Inc	0.34	15.15	-	-
Foreign Blend	06-6W7	MFS International Equity R6:Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.68*	19.04	10.74	6.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Large Cap Value	06-6W9	Hartford Equity Income R6:Class Retirement Investment Adviser: Hartford Funds Management Company, LLC Investment Subadviser: Wellington Management Company	0.65	7.37	12.18	-
High Yield Bond	06-6WC	Virtus Seix High Yield A:Class A Investment Adviser: Virtus Fund Advisers, LLC Investment Subadviser: Virtus Fixed Income Advisers, LLC	0.82*	12.68	5.24	4.01
World Stock	06-6WF	Victory RS Global R6:Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55*	27.02	-	-
Large Cap Value	06-6XX	Smead Value Y:Class Inst Investment Adviser: Smead Capital Management Inc	0.82	17.25	16.18	-
Small Cap Growth	06-6XY	Invesco Discovery R6:Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.66	17.46	14.23	9.90
Small Cap Value	06-6Y3	Avantis® U.S. Small Cap Value Instl:Class Inst Investment Adviser: American Century Investment Management Inc	0.25	22.97	-	-
Small Cap Growth	06-6Y4	Harbor Small Cap Growth Retirement:Class Retirement Investment Adviser: Harbor Capital Advisors Inc Investment Subadviser: Westfield Capital Management Company, LP	0.8	22.18	14.58	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Foreign Value	06-6Y6	Dodge & Cox International Stock X:Class Other Investment Adviser: Dodge & Cox	0.52*	16.81	-	-
Large Cap Blend	06-6Y7	DFA US Social Core Equity 2 Portfolio:Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	25.93	14.77	9.97
Mgd Asset Allocation	06-6WG	Fidelity Freedom Blend 2020 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.23	12.95	6.69	-
Mgd Asset Allocation	06-6WY	Fidelity Freedom Blend 2030 K6:Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	15.59	8.55	-

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
Large Cap Blend	06-148	AB Core Opportunities R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.40*	20.55	12.35	10.42
Mid Cap Growth	06-144	AB Discovery Growth R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.36	18.22	10.37	8.05
Small Cap Value	06-149	AB Discovery Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.52	16.11	9.82	6.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-005	AB High Income Advisor: Class Adv Investment Advisor: AllianceBernstein L.P.	0.64*	14.59	4.61	3.95
Foreign Value	06-153	AB International Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.50*	14.64	5.92	1.81
Large Cap Growth	06-3YR	AB Large Cap Growth Advisor: Class Adv Investment Advisor: AllianceBernstein L.P.	0.6	35.00	17.44	14.60
Small Cap Growth	06-146	AB Small Cap Growth R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.44	17.42	9.96	8.09
Foreign Growth	06-147	AB Sustainable Intl Thematic R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.51*	12.69	7.57	3.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-151	AB Value R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.37	17.89	10.60	5.97
Balanced	06-505	Alger Balanced I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	1.04	17.43	10.32	8.19
Large Cap Growth	06-510	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.94	43.13	15.43	12.54
Large Cap Growth	06-500	Alger Large Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.87*	32.67	14.14	11.03
Small Cap Growth	06-197	Alger Small Cap Growth Institutional I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.3	14.83	7.63	6.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-33X	American Beacon International Eq Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.07	22.07	7.28	2.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-34F	American Beacon Small Cp Val Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.12	16.29	11.75	7.08
Large Cap Growth	06-694	American Century Disciplined Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.00*	43.07	16.01	11.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-460	American Century Discplnd Cor Val Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66	8.44	10.21	8.21
Intermediate Term Bond	06-721	American Century Diversified Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.6	5.29	1.04	1.56
Diversified Emerging Markets	06-206	American Century Emerging Markets Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.26	5.43	1.65	2.20
Large Cap Blend	06-048	American Century Equity Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66	24.36	12.25	9.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-475	American Century Equity Income Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.93	3.90	8.07	8.00
Large Cap Value	06-355	American Century Focused Lg Cap Val A: Class A Investment Advisor: American Century Investment Management Inc	1.09	5.69	10.46	7.59
Int Government Bond	06-435	American Century Ginnie Mae A: Class A Investment Advisor: American Century Investment Management Inc	0.8	4.44	-0.18	0.61
Large Cap Growth	06-445	American Century Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.17*	42.91	17.76	13.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-046	American Century Heritage Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.01	20.64	13.21	9.35
Inflation-Protec Bond	06-185	American Century Inflation Adjs Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.76	2.82	2.45	1.66
World Bond	06-422	American Century International Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.8	1.05	-2.80	-1.81
Foreign Growth	06-420	American Century International Gr Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.36	12.31	8.05	3.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-3VG	American Century International Opps Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.53	8.62	6.21	3.90
Mid Cap Value	06-396	American Century Mid Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.98	6.15	11.02	8.70
Mgd Asset Allocation	06-413	American Century One Choice 2025 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.77*	11.25	6.52	5.04
Mgd Asset Allocation	06-414	American Century One Choice 2030 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79*	12.07	7.03	5.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-416	American Century One Choice 2035 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83*	12.86	7.59	5.80
Mgd Asset Allocation	06-417	American Century One Choice 2040 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.85*	13.64	8.14	6.21
Mgd Asset Allocation	06-418	American Century One Choice 2045 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.88*	14.31	8.76	6.64
Mgd Asset Allocation	06-419	American Century One Choice 2050 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	15.14	9.46	7.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-436	American Century One Choice 2055 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	15.76	9.78	7.23
Mgd Asset Allocation	06-CKT	American Century One Choice 2060 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.90*	16.05	9.98
Mgd Asset Allocation	06-63N	American Century One Choice 2065 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.92*	16.23
Mgd Asset Allocation	06-427	American Century One Choice In Ret Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.75*	11.07	6.13	4.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-269	American Century Real Estate Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.15	10.99	7.18	7.13
Large Cap Growth	06-440	American Century Select Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.94*	39.90	17.84	13.49
Small Cap Growth	06-200	American Century Small Cap Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.42	16.81	13.48	9.57
Small Cap Value	06-470	American Century Small Cap Value Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	1.09	16.08	14.54	8.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-385	American Century Small Company A: Class A Investment Advisor: American Century Investment Management Inc	1.11	20.99	9.69	5.77
Balanced	06-480	American Century Strat Allc: Agrsv Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.80*	15.26	10.54	7.37
Balanced	06-485	American Century Strat Allc: Cnsrv Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.83*	10.61	6.74	4.88
Balanced	06-490	American Century Strat Allc: Mod Inv: Class Inv*** Investment Advisor: American Century Investment Management Inc	0.84*	13.09	8.72	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-450	American Century Ultra® Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.91*	43.31	19.18	14.54
Large Cap Value	06-696	American Century Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.00*	8.73	11.55	8.23
Mgd Asset Allocation	06-958	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.64	8.32	5.69	4.73
Mgd Asset Allocation	06-969	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	9.20	6.15	5.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-972	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.66	10.04	6.51	5.40
Mgd Asset Allocation	06-974	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.67	11.57	7.46	6.05
Mgd Asset Allocation	06-977	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.68	14.10	8.52	6.88
Mgd Asset Allocation	06-979	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.7	16.46	10.01	7.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-982	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	18.98	10.78	8.21
Mgd Asset Allocation	06-984	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	19.69	10.96	8.34
Mgd Asset Allocation	06-997	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	20.38	11.02	8.39
Mgd Asset Allocation	06-999	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	21.01	10.96	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CGF	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.74	21.20	10.93
Mgd Asset Allocation	06-4R3	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.74	21.17
Large Cap Growth	06-207	American Funds AMCAP R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.69	30.93	12.06	10.03
Balanced	06-446	American Funds American Balanced R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6	13.96	8.88	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-208	American Funds American High-Inc R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.67*	12.11	5.72	4.11
Large Cap Value	06-3MK	American Funds American Mutual R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	9.34	10.69	9.08
World Allocation	06-3MM	American Funds Capital Income Bldr R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	8.94	7.10	5.14
World Stock	06-211	American Funds Capital World Gr&Inc R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.76	20.79	10.63	7.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-212	American Funds Europacific Growth R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.82	15.64	7.66	4.53
Large Cap Blend	06-214	American Funds Fundamental Invs R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.63	25.82	13.48	10.61
Large Cap Growth	06-216	American Funds Growth Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	37.17	14.87	11.81
Balanced	06-3MN	American Funds Income Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	7.57	8.04	6.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-209	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.59*	4.47	1.47	1.31
World Stock	06-503	American Funds New Perspective R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.77	24.57	13.51	9.72
Diversified Emerging Markets	06-689	American Funds New World R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	15.81	8.54	5.14
World Stock	06-332	American Funds SMALLCAP World R4: Class Retirement Investment Advisor: Capital Research and Management Company	1.01	18.90	10.58	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-448	American Funds Washington Mutual R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.62	17.18	13.23	10.55
Mid Cap Blend	06-4TG	AMG GW&K Small Mid Cap Core I: Class Inst*** Investment Advisor: AMG Funds LLC Subadvisor: GW&K Investment Management, LLC	0.87	14.76	13.84
Large Cap Growth	06-FXW	AMG Renaissance Large Cap Growth N: Class N Investment Advisor: AMG Funds LLC Subadvisor: Renaissance Group LLC	1.00*	25.04	17.63	12.56
Diversified Emerging Markets	06-4TF	AQR Emerging Multi-Style II N: Class N Investment Advisor: AQR Capital Management LLC	0.97*	12.19	3.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-BBB	AQR International Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.81*	19.16	8.23	3.42
Large Cap Blend	06-CCC	AQR Large Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.66*	25.88	13.80	9.76
Small Cap Blend	06-CCF	AQR Small Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management LLC	0.86*	23.68	12.44	7.29
Mid Cap Value	06-335	Ariel Appreciation Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.13	10.62	10.28	6.32
Mid Cap Value	06-330	Ariel Fund Investor: Class Inv Investment Advisor: Ariel Investments, LLC	0.99	15.81	10.95	7.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-CKV	Ariel International Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.14*	10.01	4.16	2.64
Small Cap Growth	06-529	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.50*	18.73	10.51	7.22
Large Cap Value	06-587	BlackRock Equity Dividend Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.69*	12.69	11.53	9.03
World Allocation	06-528	BlackRock Global Allocation Instl: Class Inst Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.84*	12.62	7.57	4.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Int Government Bond	06-4WH	BlackRock GNMA Inv A: Class A Investment Advisor: BlackRock Advisors LLC	1.13*	4.89	-0.07	0.86
Specialty	06-CGM	BlackRock Health Sciences Opps Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.84	3.84	10.56	11.73
High Yield Bond	06-CHP	BlackRock High Yield Bond Svc: Class S Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.85*	13.42	5.36	4.26
Mid Cap Growth	06-GHG	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Advisor: BlackRock Advisors LLC	0.80*	28.24	12.85	11.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FRY	BlackRock Multi-Asset Income Investor A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd;	0.82*	10.80	4.77	3.78
Intermediate Term Bond	06-FTG	BlackRock Strategic Income Opps Inv A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.99	7.00	3.08	2.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-093	BlackRock Total Return Inv A: Class A Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.75	5.64	1.26	1.96
Specialty	06-CCY	BNY Mellon Natural Resources I: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management North America, LLC	0.9	1.81	18.73	7.84
World Bond	06-709	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	1	6.83	0.65	1.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-345	Calvert Equity A: Class A Investment Advisor: Calvert Research and Management Subadvisor: Atlanta Capital Management Company,LLC	0.91	17.93	16.28	12.71
Intermediate Term Bond	06-340	Calvert Income A: Class A Investment Advisor: Calvert Research and Management	0.93	8.54	2.97	2.70
Small Cap Blend	06-516	Calvert Small-Cap A: Class A Investment Advisor: Calvert Research and Management	1.19	11.44	10.08	8.03
Mid Cap Blend	06-520	Calvert VP SRI Mid Cap: Class 0 Investment Advisor: Calvert Research and Management	0.99*	11.64	8.80	6.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-711	ClearBridge Growth FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.07	23.78	8.05	6.02
Large Cap Blend	06-712	ClearBridge Appreciation FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.96	19.29	13.82	10.58
Foreign Value	06-GJR	ClearBridge International Value A: Class A Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.25*	12.73	6.11	1.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GJV	ClearBridge Large Cap Growth A: Class A Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.03	44.75	15.22	12.82
Specialty	06-4VC	Cohen & Steers Global Infrastructure A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc. Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.21	2.08	6.59	5.65
Specialty	06-4VF	Cohen & Steers Real Estate Securities A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc.	1.1	12.78	8.59	9.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-863	Columbia Acorn International Adv: Class Adv Investment Advisor: Columbia Wanger Asset Management LLC	0.98*	19.57	5.99	3.20
Balanced	06-66K	Columbia Capital Alloc Mod Agrsv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1	17.47	8.25	6.21
Balanced	06-66N	Columbia Capital Allocation Agrsv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.02	19.86	9.79	7.15
Balanced	06-66C	Columbia Capital Allocation Cnsrv A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	9.39	3.03	2.72
Balanced	06-66G	Columbia Capital Allocation Mod A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.96	14.80	6.63	5.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-095	Columbia Contrarian Core Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.72*	32.06	16.79	11.77
Large Cap Value	06-096	Columbia Dividend Income Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.65	10.49	12.87	10.52
Emerging Market Bond	06-438	Columbia Emerging Markets Bond A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.14	10.19	1.58	2.25
Large Cap Growth	06-67P	Columbia Integrated Large Cap Gr A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.79*	41.54	16.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-67T	Columbia Integrated Small Cap Gr A: Class A*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.24*	17.72	8.93
Mid Cap Blend	06-334	Columbia Mid Cap Index A: Class No Load Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.45*	15.97	12.11	8.77
Foreign Value	06-FTN	Columbia Overseas Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.91*	16.18	8.15
Intermediate Term Bond	06-947	Columbia Quality Income Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.63*	4.27	-0.36	1.25
World Stock	06-4NM	Columbia Select Global Equity Advisor: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1	24.78	13.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-099	Columbia Select Large Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.55*	5.75	12.39	9.16
Mid Cap Growth	06-64V	Columbia Select Mid Cap Growth Fund A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.12*	24.94	12.60	9.16
Mid Cap Value	06-098	Columbia Select Mid Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.88*	10.50	13.29	8.42
Small Cap Value	06-946	Columbia Select Small Cap Value Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.01*	12.64	10.45	6.33
Specialty	06-869	Columbia Seligman Tech & Info Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	44.58	25.38	19.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-336	Columbia Small Cap Index A: Class No Load Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.45	15.55	10.53	8.15
Small Cap Value	06-64X	Columbia Small Cap Value II A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.24*	13.74	11.62	7.00
Intermediate Term Bond	06-64Y	Columbia Total Return Bond A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.74*	7.66	1.60	2.14
Intermediate Term Bond	06-67N	Columbia Total Return Bond Adv: Class Adv Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.49*	7.93	1.85	2.39
Mid Cap Blend	06-551	CRM Mid Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16	6.39	11.38	8.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-552	CRM Small Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.22	9.67	7.84	5.97
Specialty	06-CGR	Delaware Climate Solutions Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.24*	-4.06	4.40	-4.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-008	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.12	15.61	9.48	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-010	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.05*	16.20	9.61	6.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-012	Delaware Ivy High Income Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.97*	12.18	4.45	3.67
Specialty	06-CGV	Delaware Ivy Science and Technology Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.24	40.63	17.53	11.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FPF	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.14*	16.57	9.79	7.69
Large Cap Value	06-FNG	DWS CROCI US S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.68	20.79	8.53
Diversified Emerging Markets	06-3VP	DWS Emerging Markets Equity S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	1.01*	6.30	0.81	1.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-608	DWS Enhanced Commodity Strategy S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.99*	-5.33	6.23	0.42
Large Cap Blend	06-632	DWS ESG Core Equity S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.55*	26.60	16.04	9.39
Int Government Bond	06-FRC	DWS GNMA S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.61	4.94	0.16	1.04
Specialty	06-614	DWS RREEF Global Infrastructure S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.14*	1.85	7.40	4.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-631	DWS RREEF Real Assets S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.06*	2.36	7.60	4.33
Specialty	06-617	DWS RREEF Real Estate Securities S: Class S Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.75	12.15	7.40	7.87
Small Cap Blend	06-GGM	DWS Small Cap Core S: Class S Investment Advisor: DWS Investment Management Americas, Inc.	0.94	13.08	14.01	8.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CHJ	Federated Hermes International Equity IS: Class Inst Investment Advisor: Federated Global Investment Management Corp Subadvisor: Polaris Capital Management, LLC	0.94*	14.57	7.47	4.87
Foreign Blend	06-049	Federated Hermes Intl Leaders IS: Class Inst Investment Advisor: Federated Global Investment Management Corp	0.79*	17.35	10.56	4.40
Large Cap Growth	06-050	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.84*	32.68	13.48	10.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-051	Federated Hermes MDT All Cap Core IS: Class Inst Investment Advisor: Federated MDTA LLC	0.75*	23.51	16.61	12.00
Small Cap Blend	06-4FT	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Advisor: Federated MDTA LLC	0.89*	20.58	10.78	8.70
Small Cap Growth	06-FTV	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Advisor: Federated MDTA LLC	0.89*	19.63	9.70	8.97
High Yield Bond	06-788	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Advisor: Federated Investment Management Company	0.73*	13.28	5.89	4.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCH	Fidelity Advisor Freedom 2010 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.48	9.56	4.97	4.35
Mgd Asset Allocation	06-CCJ	Fidelity Advisor Freedom 2015 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.53	10.92	5.84	4.93
Mgd Asset Allocation	06-CCK	Fidelity Advisor Freedom 2020 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.57	12.37	6.61	5.40
Mgd Asset Allocation	06-CCM	Fidelity Advisor Freedom 2025 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.61	13.54	7.34	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCN	Fidelity Advisor Freedom 2030 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.66	14.56	8.36	6.54
Mgd Asset Allocation	06-CCP	Fidelity Advisor Freedom 2035 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.7	16.65	9.87	7.36
Mgd Asset Allocation	06-CCR	Fidelity Advisor Freedom 2040 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.74	18.73	10.85	7.79
Mgd Asset Allocation	06-CCT	Fidelity Advisor Freedom 2045 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.24	10.91	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCV	Fidelity Advisor Freedom 2050 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.30	10.94	7.84
Mgd Asset Allocation	06-CCW	Fidelity Advisor Freedom 2055 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.22	10.94	7.85
Mgd Asset Allocation	06-CCX	Fidelity Advisor Freedom 2060 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.19	10.92
Mgd Asset Allocation	06-63P	Fidelity Advisor Freedom 2065 I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.75	19.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CCG	Fidelity Advisor Freedom Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.47	8.05	3.60	3.23
Balanced	06-FTY	Fidelity Advisor Balanced I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.57	21.53	12.27	8.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-280	Fidelity Advisor Diversified Intl M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.43	16.82	8.89	4.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-028	Fidelity Advisor Diversified Stock I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	28.14	16.49	11.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-255	Fidelity Advisor Dividend Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.24	17.05	11.16	8.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-34W	Fidelity Advisor Energy I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.74	1.29	13.63	2.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-120	Fidelity Advisor Equity Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	34.88	18.81	14.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-265	Fidelity Advisor Growth & Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	17.67	14.15	9.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-125	Fidelity Advisor Growth Opps M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.96	44.80	18.41	15.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-155	Fidelity Advisor Intl Cap App M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.31	27.01	10.73	7.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-232	Fidelity Advisor Leveraged Co Stk A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	25.81	15.01	7.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-295	Fidelity Advisor New Insights A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.7	35.95	14.37	11.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-047	Fidelity Advisor Real Estate I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.84	11.20	4.99	5.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GKP	Fidelity Advisor Real Estate Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.73	9.37	5.32	5.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-393	Fidelity Advisor Small Cap A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.36	18.28	13.81	7.70

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-841	Fidelity Advisor Stock Sel All Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	26.31	15.12	10.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-270	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.2	16.59	12.20	8.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-026	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	9.43	9.83	8.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-110	Fidelity Advisor Strategic Income A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	0.98	9.20	3.56	3.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-027	Fidelity Advisor Total Bond I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.5	7.20	2.28	2.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-322	Fidelity Advisor Value A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15*	19.40	15.97	9.04
Balanced	06-230	Fidelity VIP Asset Manager Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	12.94	7.48	5.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-245	Fidelity VIP Contrafund Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	33.45	16.65	11.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-205	Fidelity VIP Equity-Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	10.65	12.30	8.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-210	Fidelity VIP Growth Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	36.24	19.64	14.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-215	Fidelity VIP High Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.82	10.48	3.87	3.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-220	Fidelity VIP Overseas Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77	20.55	9.99	4.91
Large Cap Growth	06-CMX	Franklin Growth Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.55	27.99	15.29	12.36
Large Cap Growth	06-CNW	Franklin Growth Opportunities Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.68*	40.15	15.29	11.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-719	Franklin Income Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.46*	8.83	7.90	5.34
World Stock	06-723	Franklin Mutual Global Discovery Z: Class Inst Investment Advisor: Franklin Mutual Advisers, LLC	0.95	20.58	10.39	6.32
Small Cap Value	06-CMY	Franklin Small Cap Value Adv: Class Adv*** Investment Advisor: Franklin Mutual Advisers, LLC	0.73	13.16	11.34	7.18
Mid Cap Growth	06-CNC	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.65*	27.50	14.04	9.55
Multisector Bond	06-CNF	Franklin Strategic Income Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.68*	8.53	2.29	2.03
Specialty	06-FPC	Franklin Utilities Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.56	-4.69	7.41	8.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CGH	Goldman Sachs FS Government Adm: Class Other** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	4.78	1.65	1.03
World Allocation	06-249	Goldman Sachs Growth Strategy Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.62*	17.83	9.98	6.76
Foreign Blend	06-367	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.81*	20.83	7.98	5.10
Large Cap Growth	06-CKX	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.67*	37.26	16.38	13.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-052	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68*	10.88	9.93	8.32
Mid Cap Growth	06-727	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.91*	19.12	13.74	9.38
Mid Cap Blend	06-252	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	11.85	13.52	8.19
World Allocation	06-728	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	1.13*	10.42	4.59	2.86
Small Cap Blend	06-254	Goldman Sachs Small Cap Value Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	1.00*	11.32	8.61	6.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-257	Goldman Sachs Technology Opps Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.89*	58.26	18.79	15.64
Large Cap Blend	06-053	Goldman Sachs US Equity Insights Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68*	23.44	13.83	10.87
Mid Cap Growth	06-39P	Hartford MidCap R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.16	14.37	9.30	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3CT	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Inc.	1.22	12.37	11.34
World Bond	06-3YH	Hartford World Bond R4: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.02	3.86	0.68	1.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-569	Impax Global Environmental Markets Inv: Class Inv Investment Advisor: Impax Asset Management LLC Subadvisor: Impax Asset Management Ltd	1.16	16.55	12.05	7.33
Balanced	06-568	Impax Sustainable Allocation Inv: Class Inv Investment Advisor: Impax Asset Management LLC	0.9	13.17	8.91	6.57
Balanced	06-893	Invesco Active Allocation Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.72	13.87	8.04	5.63
Large Cap Growth	06-023	Invesco American Franchise A: Class A Investment Advisor: Invesco Advisers, Inc.	0.99	40.91	16.07	11.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-771	Invesco Comstock A: Class A Investment Advisor: Invesco Advisers, Inc.	0.82	12.24	13.41	8.90
Large Cap Value	06-762	Invesco Comstock Select Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.71*	12.32	14.14	9.20
Intermediate Term Bond	06-894	Invesco Core Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.46*	5.70	1.57	2.22
Diversified Emerging Markets	06-571	Invesco Developing Markets Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.99	11.40	2.52	1.73
Mid Cap Growth	06-4HC	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.73	13.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-817	Invesco Diversified Dividend Investor: Class Inv Investment Advisor: Invesco Advisers, Inc.	0.73	8.86	9.86	7.63
Foreign Growth	06-192	Invesco EQV International Equity R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.9	17.97	8.32	4.27
Specialty	06-055	Invesco Floating Rate ESG Y: Class Inst Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.85	11.95	4.97	3.84
World Stock	06-843	Invesco Global Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.87	17.63	4.36	6.66
Multisector Bond	06-751	Invesco Global Strategic Income Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.86*	8.93	1.38	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-752	Invesco Global Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.81	34.34	12.25	8.47
Specialty	06-753	Invesco Gold & Special Minerals Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	6.66	11.61	5.61
Specialty	06-815	Invesco Health Care Invstor: Class Inv Investment Advisor: Invesco Advisers, Inc.	1.04	3.05	8.59	6.72
Specialty	06-229	Invesco Income Advantage Intl R5: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.99*	13.36	5.22	2.72
World Bond	06-754	Invesco International Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.86	8.27	0.24	0.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-757	Invesco International Small-Mid Com Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	1.09	12.57	6.75	7.21
Large Cap Blend	06-758	Invesco Main Street All Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	26.24	15.56	9.71
Mid Cap Blend	06-759	Invesco Main Street Mid Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.82	14.73	12.00	7.81
Foreign Growth	06-756	Invesco Oppenheimer International Gr Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.83	21.01	9.03	4.04
Specialty	06-062	Invesco Senior Floating Rate Y: Class Inst Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.82*	11.78	3.63	3.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-320	Invesco Small Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc.	1.16	12.66	8.73	7.35
Mid Cap Value	06-814	Invesco Value Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc.	1.09	15.15	16.74	8.67
Mid Cap Value	06-6KR	Invesco Value Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.84	15.34	17.02	8.93
Mid Cap Growth	06-CMC	Janus Henderson Enterprise A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.14	17.57	13.21	11.52
Large Cap Growth	06-603	Janus Henderson Forty A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.81	39.54	16.54	13.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-GMH	Janus Henderson Global Equity Income A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.2	10.14	7.30	3.85
Specialty	06-CGX	Janus Henderson Global Life Sciences T: Class Other Investment Advisor: Janus Henderson Investors US LLC	0.92	7.40	12.52	11.40
Large Cap Blend	06-156	Janus Henderson Growth And Income R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.37*	17.17	12.08	10.34
Mid Cap Value	06-604	Janus Henderson Mid Cap Value A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.91	11.06	9.88	6.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-888	Janus Henderson Research A: Class A Investment Advisor: Janus Henderson Investors US LLC	0.84	42.82	16.53	12.28
Small Cap Value	06-615	Janus Henderson Small Cap Value S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.09	12.85	7.68	6.31
Small Cap Growth	06-889	Janus Henderson Triton A: Class A Investment Advisor: Janus Henderson Investors US LLC	1.32*	14.24	8.75	8.27
Balanced	06-611	Janus Henderson VIT Balanced Svc: Class S Investment Advisor: Janus Henderson Investors US LLC	0.86	15.13	9.37	7.73
Intermediate Term Bond	06-601	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Advisor: Janus Henderson Investors US LLC	0.57*	5.50	1.79	1.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-600	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Advisor: Janus Henderson Investors US LLC	0.64	26.78	13.33	9.01
Large Cap Blend	06-954	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.04*	14.90	10.16	8.51
Large Cap Value	06-FXX	JPMorgan Equity Income R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.7	4.74	10.97
Int Government Bond	06-FYC	JPMorgan Government Bond R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.55*	4.17	0.41
Mid Cap Growth	06-FYG	JPMorgan Mid Cap Growth R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.95*	23.06	15.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FYJ	JPMorgan Mid Cap Value R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.90*	11.11	10.86
Mgd Asset Allocation	06-GMM	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.72	5.26
Mgd Asset Allocation	06-GMN	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	13.14	6.40
Mgd Asset Allocation	06-GMP	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	15.05	7.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GMR	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	16.76	8.64
Mgd Asset Allocation	06-GMT	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	18.10	9.47
Mgd Asset Allocation	06-GMV	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.20	10.06
Mgd Asset Allocation	06-GMW	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.41	10.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GMX	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.48	10.15
Mgd Asset Allocation	06-GMY	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.44	10.15
Mgd Asset Allocation	06-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	18.79
Mgd Asset Allocation	06-GNC	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.51	4.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FYM	JPMorgan US Small Company R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.97	14.37	10.86
Large Cap Value	06-GJH	JPMorgan Value Advantage R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.80*	9.76	11.11
Multisector Bond	06-CJT	Lord Abbett Bond Debenture R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.58	7.07	3.52
Small Cap Growth	06-CJW	Lord Abbett Developing Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	8.74	9.25
Large Cap Blend	06-CJV	Lord Abbett Dividend Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	16.66	13.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-CJX	Lord Abbett Fundamental Equity R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71	13.36	10.99
Large Cap Growth	06-CJY	Lord Abbett Growth Leaders R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.66	33.27	16.36
Mid Cap Growth	06-CKC	Lord Abbett Growth Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71*	11.11	9.08
High Yield Bond	06-CKF	Lord Abbett High Yield R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.7	10.67	4.17
Foreign Small/Mid Eqty	06-36F	Lord Abbett International Opp R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.01	15.03	7.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-CKG	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.76	15.81	11.10
Small Cap Value	06-CKH	Lord Abbett Small Cap Value R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.98	20.04	8.43
Intermediate Term Bond	06-CKJ	Lord Abbett Total Return R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.45	6.38	1.39
Mid Cap Blend	06-CKK	Lord Abbett Value Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.91	17.02	10.69
Balanced	06-222	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	0.88	8.51	4.87	3.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-223	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.02	13.14	8.02	5.30
Balanced	06-224	Manning & Napier Pro-Blend Max Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.10*	19.05	11.82	7.86
Balanced	06-226	Manning & Napier Pro-Blend Mod Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.07	11.10	6.48	4.20
Balanced	06-058	MFS Aggressive Growth Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.02*	15.98	11.34	8.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-059	MFS Conservative Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.84	10.47	6.13	4.63
Emerging Market Bond	06-014	MFS Emerging Markets Debt R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.06*	10.10	2.24	2.73
Balanced	06-060	MFS Growth Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.96*	14.59	9.96	7.13
Foreign Growth	06-773	MFS International Intrinsic Value R3: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.03*	17.60	8.47	6.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-360	MFS International New Discovery A: Class A*** Investment Advisor: Massachusetts Financial Services Company	1.31*	12.78	5.19	4.22
Large Cap Growth	06-386	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.71	24.06	16.71	12.75
Mid Cap Growth	06-365	MFS Mid Cap Growth A: Class A Investment Advisor: Massachusetts Financial Services Company	1.04*	21.00	12.84	10.62
Mid Cap Value	06-891	MFS Mid Cap Value R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.99*	12.52	12.65	8.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-061	MFS Moderate Allocation R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.9	12.49	8.06	5.90
Small Cap Growth	06-299	MFS New Discovery R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.29*	13.97	10.52	7.23
Specialty	06-CMH	MFS Technology R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.14*	53.89	17.15	15.12
Specialty	06-388	MFS Utilities R3: Class Retirement Investment Advisor: Massachusetts Financial Services Company	1.00*	-2.22	8.16	6.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-375	MFS Value A: Class A Investment Advisor: Massachusetts Financial Services Company	0.79*	7.89	11.24	8.41
Mid Cap Blend	06-399	Monteagle Opportunity Equity Instl: Class Inst Investment Advisor: Park Place Capital Corporation Subadvisor: Gw Henssler & Associates Ltd	1.2	13.89	13.14	8.41
Diversified Emerging Markets	06-015	Neuberger Berman Emerg Mkts Eq A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.52*	4.40	0.50	1.07
World Stock	06-880	Neuberger Berman Focus Adv: Class Adv Investment Advisor: Neuberger Berman Investment Advisers LLC	1.35	23.23	9.74	7.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-900	Neuberger Berman Large Cap Value Adv: Class Adv Investment Advisor: Neuberger Berman Investment Advisers LLC	1.1	-2.10	11.64	9.11
Mid Cap Value	06-GJK	Neuberger Berman M/C Intrinsic Val A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.21*	10.82	8.15	6.03
Small Cap Growth	06-868	Neuberger Berman Small Cap Growth A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.27*	9.71	10.56	8.78
Large Cap Blend	06-CNY	Neuberger Berman Sustainable Equity A: Class A Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06	26.53	13.64	9.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-832	North Square Multi Strategy I: Class Inst Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	1.28	18.30	12.34	9.06
Small Cap Value	06-492	Northern Small Cap Value: Class No Load Investment Advisor: Northern Trust Investments Inc	1.00*	15.55	9.34	6.49
Large Cap Value	06-892	Nuveen Dividend Value A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.96*	10.92	9.44	7.31
Mid Cap Growth	06-237	Nuveen Mid Cap Growth Opps A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.17*	19.94	11.17	7.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-234	Nuveen Mid Cap Value 1 A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.16*	14.22	12.29	8.52
Specialty	06-324	Nuveen Real Estate Securities A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.22*	11.22	6.67	7.04
Small Cap Blend	06-239	Nuveen Small Cap Select A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.24*	17.30	12.18	8.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-242	Nuveen Small Cap Value A: Class A Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	1.20*	11.61	8.03	5.71
Large Cap Blend	06-497	Parnassus Core Equity Investor: Class Inv Investment Advisor: Parnassus Investments LLC	0.82*	24.93	15.48	11.63
Mid Cap Growth	06-496	Parnassus Mid Cap Growth Investor: Class No Load Investment Advisor: Parnassus Investments LLC	0.8	35.60	10.48	8.45
Mid Cap Blend	06-498	Parnassus Mid-Cap: Class No Load Investment Advisor: Parnassus Investments LLC	0.96*	12.67	8.76	7.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Emerging Market Bond	06-501	Payden Emerging Markets Bond: Class Inv Investment Advisor: Payden & Rygel	0.73	12.34	2.28	3.10
Multisector Bond	06-467	Payden Managed Income Adviser: Class Adv Investment Advisor: Payden & Rygel	1.20*	5.84	2.56	1.98
Specialty	06-3FP	PGIM Global Real Estate R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05*	11.11	4.35
Specialty	06-526	PGIM Global Real Estate Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.93	11.26	4.47	4.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-6CF	PGIM Global Total Return R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.84*	9.34	-0.30
High Yield Bond	06-3FJ	PGIM High Yield R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.66*	11.76	5.07
High Yield Bond	06-532	PGIM High Yield Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.51	12.16	5.25	4.73
Specialty	06-457	PGIM Jennison Financial Services Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.09	20.88	13.47	5.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-063	PGIM Jennison Focused Growth Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.75*	52.74	16.43	13.31
Specialty	06-459	PGIM Jennison Health Sciences Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.86	12.63	12.58	10.90
Mid Cap Growth	06-3FG	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.83*	20.44	14.90
Mid Cap Growth	06-462	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.73	20.60	15.03	9.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-454	PGIM Jennison Natural Resources Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.91	-1.82	15.41	1.80
Small Cap Growth	06-3FW	PGIM Jennison Small Company R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.93*	11.74	13.98
Small Cap Growth	06-593	PGIM Jennison Small Company Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.81	11.85	14.12	9.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3FV	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.98*	11.50	8.82
Mid Cap Value	06-064	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.89*	11.62	8.95	6.15
Intermediate Term Bond	06-3FM	PGIM Total Return Bond R4: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.64*	7.51	1.48
Intermediate Term Bond	06-537	PGIM Total Return Bond Z: Class Inst*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.49*	7.67	1.64	2.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-706	PIMCO All Asset Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	1.65*	8.29	5.94	4.06
Specialty	06-018	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.24*	-7.71	8.52	-0.88
High Yield Bond	06-760	PIMCO High Yield Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.82	12.48	4.59	3.95
Multisector Bond	06-768	PIMCO Income Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.87	9.05	3.15	4.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-CNN	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.29	8.08	1.91	2.97
Specialty	06-33M	PIMCO Long Duration Total Return A: Class A Investment Advisor: Pacific Investment Management Company, LLC	2.13	7.15	0.97
Specialty	06-33N	PIMCO Long-Term US Government A: Class A Investment Advisor: Pacific Investment Management Company, LLC	1.4	3.04	-1.62	1.79
Inflation-Protec Bond	06-707	PIMCO Real Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.92	3.48	3.03	2.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3Y3	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72	11.49	6.92
Mgd Asset Allocation	06-3Y4	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.64	13.24	7.71
Mgd Asset Allocation	06-3Y6	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.57	15.61	8.78
Mgd Asset Allocation	06-3Y7	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.51	17.00	9.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3Y9	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.45	18.11	10.06
Mgd Asset Allocation	06-3YC	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.41	18.83	10.40
Mgd Asset Allocation	06-3YF	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.4	19.11	10.44
Mgd Asset Allocation	06-6FG	PIMCO RealPath Blend 2060 Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.4	19.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3YG	PIMCO RealPath Blend Income Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.76	10.66	5.88
Intermediate Term Bond	06-291	PIMCO Total Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.74	6.04	1.06	1.68
Intermediate Term Bond	06-823	Pioneer Bond Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.47	7.28	1.97	2.44
High Yield Bond	06-021	Pioneer Corporate High Yield Fund Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.61*	10.57	4.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-828	Pioneer Equity Income Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.78	7.61	9.40	8.41
Large Cap Blend	06-590	Pioneer Fund VCT I: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.76	28.93	16.74	12.22
Large Cap Growth	06-626	Pioneer Fundamental Growth Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.76	33.12	17.48	13.27
World Stock	06-GGJ	Pioneer Global Sustainable Equity Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.75*	17.09	14.06	8.91
High Yield Bond	06-829	Pioneer High Yield Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.85*	11.22	4.49	3.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-831	Pioneer Mid Cap Value Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.89	12.68	12.52	7.56
Mid Cap Growth	06-591	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Advisor: Amundi Asset Management US, Inc.	0.87	18.77	10.39	8.68
Multisector Bond	06-CGG	Pioneer Strategic Income Y: Class Inst Investment Advisor: Amundi Asset Management US, Inc.	0.70*	8.85	2.98	3.02
Intermediate Term Bond	06-897	Putnam Diversified Income Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.79	5.03	1.33	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNP	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.71	17.87	8.45	6.64
Balanced	06-GNV	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.78	11.36	4.53	4.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNY	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	0.8	21.04	10.36	7.72
Large Cap Growth	06-899	Putnam Large Cap Growth Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.65	44.58	18.67	14.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-FCF	Putnam Large Cap Value Y: Class Inst Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.64	15.64	14.57	10.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-747	Russell Inv Emerging Markets S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.19*	8.36	2.04	1.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-742	Russell Inv Equity Income S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;	0.83*	12.24	12.91	10.00
World Stock	06-736	Russell Inv Global Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Wellington Management Company LLP;Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc;	0.99*	22.42	12.38	8.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-489	Russell Inv Global Infrastructure S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03*	6.77	7.46	5.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-739	Russell Inv Global Real Estate Secs S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.09*	10.29	3.25	3.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-737	Russell Inv International Devd Mkts S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93*	16.27	7.59	3.91
Intermediate Term Bond	06-738	Russell Inv Investment Grade Bond S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48*	5.02	0.92	1.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-659	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.86*	14.47	5.49	4.27
Balanced	06-661	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.65*	8.22	2.36	2.38
Balanced	06-662	Russell Inv LifePoints Equity Gr StratR1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.89*	19.30	8.38	5.74
Balanced	06-663	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.91*	17.72	7.54	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-664	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.75*	11.23	3.42	3.20
Multisector Bond	06-488	Russell Inv Opportunistic Credit S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd;	0.77*	11.02	3.01	3.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-741	Russell Inv Strategic Bond S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.58*	4.38	0.95	1.70
Large Cap Blend	06-744	Russell Inv Sustainable Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	1.00*	19.49	13.36	10.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-749	Russell Inv US Small Cap Equity S: Class S Investment Advisor: Russell Investment Management, LLC Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	1.05*	13.53	10.78	7.13
Large Cap Blend	06-225	State Street Equity 500 Index Adm: Class Other Investment Advisor: SSGA Funds Management Inc	0.17*	26.08	15.42	11.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-029	Steward Global Equity Income Fund A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	1.26	15.24	10.37	8.37
Large Cap Blend	06-030	Steward Values Enhanced Lg Cap Index A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.84	24.98	13.79	10.08
Small Cap Blend	06-031	Steward Values Enhanced SmMidCapIndex A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.83	15.78	10.81	7.56
Large Cap Growth	06-720	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.23	48.60	12.99	11.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-580	T. Rowe Price Equity Income Port: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.74*	9.54	11.20	7.84
Europe Stock	06-755	T. Rowe Price European Stock: Class Inv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.03	19.01	8.83	3.57
World Allocation	06-47X	T. Rowe Price Global Allocation Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	1.23*	13.47	7.45	5.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-308	T. Rowe Price Growth Stock Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.93	44.88	13.02	11.42
Foreign Growth	06-715	T. Rowe Price International Stock R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.40*	15.80	7.22	4.33
Foreign Value	06-309	T. Rowe Price International Value Eq Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.08	18.94	8.36	3.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-790	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	1.29	19.45	11.22	10.03
Mid Cap Value	06-311	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	1.07	18.44	12.93	9.16
Mgd Asset Allocation	06-573	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	11.65	5.70	4.46
Mgd Asset Allocation	06-574	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	12.08	6.18	4.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-774	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.75	12.71	6.74	5.28
Mgd Asset Allocation	06-777	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.78	13.17	7.38	5.78
Mgd Asset Allocation	06-779	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.79	14.33	8.17	6.33
Mgd Asset Allocation	06-782	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.82	16.02	8.98	6.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-784	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.84	17.83	9.77	7.31
Mgd Asset Allocation	06-787	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.85	19.27	10.41	7.69
Mgd Asset Allocation	06-791	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.87	20.17	10.90	7.94
Mgd Asset Allocation	06-793	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.88	20.49	10.98	7.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-796	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.48	10.93	7.95
Mgd Asset Allocation	06-CMP	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.44	10.93
Mgd Asset Allocation	06-63R	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	20.45
Balanced	06-798	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74	11.13	5.91	4.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-CNG	Templeton Foreign Adv: Class Adv Investment Advisor: Templeton Global Advisors Limited	0.85*	20.20	6.63	2.53
World Bond	06-CNH	Templeton Global Bond Adv: Class Adv Investment Advisor: Franklin Advisers, Inc.	0.72*	2.71	-2.32	-0.36
World Stock	06-CNJ	Templeton Growth Adv: Class Adv Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	0.79	21.29	6.66	3.48
World Bond	06-CHN	Templeton International Bond A: Class A Investment Advisor: Franklin Advisers, Inc.	1.09*	2.80	-2.80	-1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-316	Thornburg International Equity R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.90*	15.99	10.46	4.95
World Allocation	06-986	Thornburg Investment Income Builder R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.03*	18.00	8.85	6.22
Short Term Bond	06-953	Thornburg Limited Term Income R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.49*	6.57	2.25	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Gov Bond	06-104	Thornburg Limited Term US Government R3: Class Retirement** Investment Advisor: Thornburg Investment Management Inc	0.99*	3.90	0.11	0.52
Mid Cap Blend	06-109	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.31*	13.19	8.34	7.42
Mid Cap Growth	06-314	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.95*	20.19	7.00	5.67
Intermediate Term Bond	06-434	Nuveen Bond Index Retirement: Class Retirement Investment Advisor: Teachers Advisors LLC	0.32	5.48	0.72	1.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-CNK	Nuveen Core Impact Bond Retirement: Class Retirement Investment Advisor: Teachers Advisors LLC	0.62	5.89	0.83	2.06
Intermediate Term Bond	06-939	Nuveen Core Plus Bond R: Class Retirement Investment Advisor: Teachers Advisors LLC	0.55	6.77	1.52	2.19
Diversified Emerging Markets	06-020	Nuveen Emerging Markets Eq Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.44	8.91	3.08	2.13
Large Cap Blend	06-433	Nuveen Core Equity Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	32.48	14.99	11.07
Foreign Blend	06-428	Nuveen International Eq Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	17.93	8.00	4.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-6J9	Nuveen International Opps A: Class A Investment Advisor: Teachers Advisors LLC	0.99	15.06	8.85	4.50
Large Cap Growth	06-431	Nuveen Large Cap Gr Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	42.29	19.14	14.51
Large Cap Growth	06-942	Nuveen Large Cap Growth R: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	46.66	16.54	13.14
Large Cap Value	06-429	Nuveen Large Cap Value Idx Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	11.15	10.61	8.09
Large Cap Value	06-943	Nuveen Large Cap Value Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.66	13.98	12.23	7.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-032	Nuveen Lifecycle Index 2010 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.09	5.74	4.70
Mgd Asset Allocation	06-033	Nuveen Lifecycle Index 2015 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.92	6.24	5.05
Mgd Asset Allocation	06-034	Nuveen Lifecycle Index 2020 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	12.83	6.76	5.45
Mgd Asset Allocation	06-035	Nuveen Lifecycle Index 2025 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	13.92	7.55	5.99
Mgd Asset Allocation	06-036	Nuveen Lifecycle Index 2030 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	15.27	8.39	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-037	Nuveen Lifecycle Index 2035 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	16.90	9.29	7.10
Mgd Asset Allocation	06-038	Nuveen Lifecycle Index 2040 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	18.65	10.24	7.68
Mgd Asset Allocation	06-039	Nuveen Lifecycle Index 2045 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	19.76	11.00	8.09
Mgd Asset Allocation	06-040	Nuveen Lifecycle Index 2050 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.25	11.19	8.22
Mgd Asset Allocation	06-041	Nuveen Lifecycle Index 2055 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.43	11.30	8.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CMV	Nuveen Lifecycle Index 2060 Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.67	11.44
Mgd Asset Allocation	06-4XT	Nuveen Lifecycle Index 2065 Ret: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	20.92
Mgd Asset Allocation	06-042	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.35*	11.56	5.78	4.64
Balanced	06-4CX	Nuveen Lifestyle Aggressive Gr A: Class A Investment Advisor: Teachers Advisors LLC	0.92*	22.32	11.81	8.02
Balanced	06-3XV	Nuveen Lifestyle Growth A: Class A Investment Advisor: Teachers Advisors LLC	0.86*	19.17	9.84	6.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-944	Nuveen Mid Cap Growth Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.73	21.16	9.89	7.18
Large Cap Blend	06-432	Nuveen Large Cap Responsible Eq Retire: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43	22.20	14.76	10.72
Multisector Bond	06-703	Touchstone Flexible Income A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Bramshill Investments LLC	1.22*	7.72	3.52	3.50
Large Cap Blend	06-624	Touchstone Focused Y: Class No Load*** Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.89	25.10	15.57	10.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-699	Touchstone Growth Opportunities A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	1.26*	42.68	18.68	12.25
Mid Cap Growth	06-GPH	Touchstone Mid Cap Growth A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	1.26	24.20	13.92	10.57
Foreign Blend	06-701	Touchstone Non-US ESG Equity A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Rockefeller & Co. LLC	1.18	23.44	9.72	7.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-702	Touchstone Value A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC	1.08*	10.80	11.63	8.61
Small Cap Growth	06-119	Vanguard VIF Small Co Gr: Class *** Investment Advisor: ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc;	0.29	19.65	9.98	7.85
Mid Cap Value	06-581	Victory Sycamore Established Value A: Class A*** Investment Advisor: Victory Capital Management Inc.	0.9	9.95	14.22	10.62
Small Cap Value	06-582	Victory Sycamore Small Company Opp A: Class A*** Investment Advisor: Victory Capital Management Inc.	1.25	11.05	11.30	9.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-582	Victory Special Growth: Class *** Investment Advisor: Victory Capital Management Inc.	1.25	11.05	11.30	9.09
Foreign Small/Mid Eqty	06-GFG	Victory Trivalent International Sm-Cp A: Class A Investment Advisor: Victory Capital Management Inc.	1.35*	15.06	7.61	5.21
Large Cap Value	06-803	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.97*	14.87	10.97	7.92
Mid Cap Value	06-806	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.01	10.97	10.13	7.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-808	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.15*	14.70	9.25	6.44
Large Cap Value	06-202	Virtus NFJ Dividend Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.95*	20.50	10.25	7.05
Mid Cap Value	06-765	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.90*	16.34	10.74	8.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-231	Virtus NFJ Small-Cap Value Admin: Class Other Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.07	27.33	9.55	4.87
Intermediate Term Bond	06-811	Virtus Seix Total Return Bond A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.70*	4.37	0.98	1.55
Small Cap Growth	06-6KM	Voya Small Cap Growth I: Class Inst Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.93*	20.35	13.13	10.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-713	Western Asset Core Plus Bond FI: Class Other Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82	6.48	0.51	1.95
Small Cap Blend	06-627	North Square Spectrum Alpha I: Class Inst Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	2.01	25.02	10.38	6.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.40*	19.28
High Yield Bond	06-006	AB High Income R: Class Retirement Investment Advisor: AllianceBernstein L.P.	1.62	13.83	3.90	3.26
Large Cap Growth	06-196	Alger Capital Appreciation Instl R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.67	42.30	14.40	11.63
Small Cap Growth	06-198	Alger Small Cap Growth Institutional R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.73	14.26	7.13	6.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-697	American Century Disciplined Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.25*	42.75	15.72	11.40
Intermediate Term Bond	06-722	American Century Diversified Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.85	5.03	0.79	1.30
Diversified Emerging Markets	06-204	American Century Emerging Markets A: Class A Investment Advisor: American Century Investment Management Inc	1.51	5.14	1.37	1.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-175	American Century Equity Growth A: Class A Investment Advisor: American Century Investment Management Inc	0.91	24.01	11.97	9.01
Large Cap Value	06-285	American Century Equity Income A: Class A Investment Advisor: American Century Investment Management Inc	1.18	3.64	7.80	7.72
Mid Cap Growth	06-290	American Century Heritage A: Class A Investment Advisor: American Century Investment Management Inc	1.26	20.24	12.92	9.07
World Bond	06-421	American Century International Bond A: Class A Investment Advisor: American Century Investment Management Inc	1.05	0.78	-3.05	-2.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-325	American Century International Gr A: Class A Investment Advisor: American Century Investment Management Inc	1.61	12.06	7.78	3.62
Foreign Small/Mid Eqty	06-3VH	American Century International Opps A: Class A Investment Advisor: American Century Investment Management Inc	1.78	8.36	5.95	3.65
Mid Cap Value	06-395	American Century Mid Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.23	5.90	10.76	8.43
Mgd Asset Allocation	06-403	American Century One Choice 2025 A: Class A Investment Advisor: American Century Investment Management Inc	1.02*	10.96	6.25	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-404	American Century One Choice 2030 A: Class A Investment Advisor: American Century Investment Management Inc	1.04*	11.82	6.78	5.15
Mgd Asset Allocation	06-406	American Century One Choice 2035 A: Class A Investment Advisor: American Century Investment Management Inc	1.08*	12.58	7.32	5.54
Mgd Asset Allocation	06-407	American Century One Choice 2040 A: Class A Investment Advisor: American Century Investment Management Inc	1.10*	13.36	7.87	5.95
Mgd Asset Allocation	06-408	American Century One Choice 2045 A: Class A Investment Advisor: American Century Investment Management Inc	1.13*	14.10	8.49	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-409	American Century One Choice 2050 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	14.76	9.18	6.76
Mgd Asset Allocation	06-437	American Century One Choice 2055 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	15.41	9.50	6.96
Mgd Asset Allocation	06-CKR	American Century One Choice 2060 A: Class A Investment Advisor: American Century Investment Management Inc	1.15*	15.76	9.73
Mgd Asset Allocation	06-63T	American Century One Choice 2065 A: Class A Investment Advisor: American Century Investment Management Inc	1.17*	15.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-426	American Century One Choice In Ret A: Class A Investment Advisor: American Century Investment Management Inc	1.00*	10.79	5.84	4.37
Specialty	06-380	American Century Real Estate A: Class A Investment Advisor: American Century Investment Management Inc	1.4	10.73	6.91	6.86
Large Cap Growth	06-240	American Century Select A: Class A Investment Advisor: American Century Investment Management Inc	1.19*	39.54	17.54	13.21
Small Cap Value	06-390	American Century Small Cap Value A: Class A*** Investment Advisor: American Century Investment Management Inc	1.34	15.93	14.24	8.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-400	American Century Strat Allc: Agrsv A: Class A Investment Advisor: American Century Investment Management Inc	1.05*	15.07	10.25	7.11
Balanced	06-405	American Century Strat Allc: Cnsrv A: Class A Investment Advisor: American Century Investment Management Inc	1.08*	10.13	6.43	4.61
Balanced	06-415	American Century Strat Allc: Mod A: Class A Investment Advisor: American Century Investment Management Inc	1.09*	12.86	8.48	5.94
Large Cap Growth	06-430	American Century Ultra® A: Class A Investment Advisor: American Century Investment Management Inc	1.16*	42.96	18.88	14.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-698	American Century Value A: Class A Investment Advisor: American Century Investment Management Inc	1.25*	8.61	11.27	7.97
Mgd Asset Allocation	06-957	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	8.00	5.39	4.41
Mgd Asset Allocation	06-959	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.95	8.93	5.81	4.70
Mgd Asset Allocation	06-971	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.96	9.78	6.19	5.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-973	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.97	11.28	7.13	5.72
Mgd Asset Allocation	06-976	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.98	13.70	8.20	6.55
Mgd Asset Allocation	06-978	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1	16.18	9.68	7.45
Mgd Asset Allocation	06-981	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	18.59	10.45	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-983	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	19.38	10.64	8.02
Mgd Asset Allocation	06-996	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	20.04	10.68	8.06
Mgd Asset Allocation	06-998	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	20.61	10.62	8.03
Mgd Asset Allocation	06-CGC	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.04	20.75	10.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4PY	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.04	20.82
Large Cap Growth	06-182	American Funds AMCAP R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.99	30.59	11.73	9.72
Balanced	06-447	American Funds American Balanced R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.9	13.61	8.55	7.18
High Yield Bond	06-184	American Funds American High-Inc R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.97*	11.77	5.40	3.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-183	American Funds Capital World Gr&Inc R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.06	20.42	10.30	6.89
Foreign Growth	06-181	American Funds Europacific Growth R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.12	15.29	7.34	4.22
Large Cap Blend	06-213	American Funds Fundamental Invs R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.93	25.46	13.13	10.28
Large Cap Growth	06-179	American Funds Growth Fund of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	36.76	14.53	11.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-186	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.89*	4.15	1.17	1.01
World Stock	06-502	American Funds New Perspective R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.07	24.19	13.16	9.38
Diversified Emerging Markets	06-691	American Funds New World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.22	15.47	8.21	4.82
World Stock	06-333	American Funds SMALLCAP World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.31	18.53	10.24	7.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-449	American Funds Washington Mutual R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	16.85	12.89	10.22
World Allocation	06-527	BlackRock Global Allocation R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	1.46*	11.96	6.91	4.17
Specialty	06-CGN	BlackRock Health Sciences Opps R: Class Retirement Investment Advisor: BlackRock Advisors LLC	1.46	3.19	9.89	11.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-CHR	BlackRock High Yield Bond R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	1.17*	13.07	5.03	3.92
Mid Cap Growth	06-GHJ	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Advisor: BlackRock Advisors LLC	1.30*	27.57	12.29	10.91
Intermediate Term Bond	06-901	BlackRock Total Return R: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	1.04*	5.32	0.96	1.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-714	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	1.25*	6.57	0.38	0.77
Large Cap Blend	06-716	ClearBridge Growth R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.42	23.30	7.74	5.70
Large Cap Blend	06-717	ClearBridge Appreciation R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.26	19.08	13.53	10.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GJX	ClearBridge Large Cap Growth R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.34	44.31	14.87	12.48
Foreign Small/Mid Eqty	06-693	Columbia Acorn International A: Class A Investment Advisor: Columbia Wanger Asset Management LLC	1.23*	19.31	5.73	2.96
Large Cap Blend	06-902	Columbia Contrarian Core A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.97*	31.75	16.50	11.49
Large Cap Value	06-903	Columbia Dividend Income A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.9	10.21	12.59	10.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-FTM	Columbia Overseas Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.16*	15.85	7.87	4.38
Intermediate Term Bond	06-914	Columbia Quality Income A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.88*	4.01	-0.60	1.00
World Stock	06-4NK	Columbia Select Global Equity A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.25	24.47	13.49	9.55
Large Cap Value	06-912	Columbia Select Large Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.80*	5.52	12.12	8.89
Mid Cap Value	06-911	Columbia Select Mid Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.13*	10.25	12.99	8.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-913	Columbia Select Small Cap Value A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.26*	12.40	10.18	6.07
Specialty	06-441	Columbia Seligman Tech & Info A: Class A Investment Advisor: Columbia Mgmt Investment Advisers, LLC	1.2	44.22	25.07	19.64
Specialty	06-CGP	Delaware Climate Solutions R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.49*	-4.31	4.04	-4.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-007	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.48	15.24	9.11	3.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-009	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.30*	15.87	9.24	6.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-011	Delaware Ivy High Income Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.22*	11.91	4.09	3.31
Specialty	06-CGT	Delaware Ivy Science and Technology R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.58	40.25	17.11	10.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FPP	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.39*	16.29	9.45	7.34
Large Cap Value	06-FNF	DWS CROCI US A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1	20.49	8.17
Diversified Emerging Markets	06-3VN	DWS Emerging Markets Equity A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	1.18*	6.12	0.64	1.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-916	DWS Enhanced Commodity Strategy A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1.14*	-5.45	6.02	0.22
Large Cap Blend	06-622	DWS ESG Core Equity A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.80*	26.33	15.75	9.12
Int Government Bond	06-FPY	DWS GNMA A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.83	4.70	-0.07	0.79
Specialty	06-917	DWS RREEF Global Infrastructure A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.29*	1.69	7.22	4.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-621	DWS RREEF Real Assets A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.21*	2.30	7.46	4.17
Specialty	06-613	DWS RREEF Real Estate Securities A: Class A Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.99	11.90	7.16	7.60
Small Cap Blend	06-GGK	DWS Small Cap Core A: Class A Investment Advisor: DWS Investment Management Americas, Inc.	1.19	12.80	13.74	8.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CHH	Federated Hermes International Equity A: Class A Investment Advisor: Federated Global Investment Management Corp Subadvisor: Polaris Capital Management, LLC	1.19*	14.30	7.19	4.58
Foreign Blend	06-065	Federated Hermes International Leaders A: Class A Investment Advisor: Federated Global Investment Management Corp	1.09*	16.99	10.27	4.12
Large Cap Growth	06-066	Federated Hermes Kaufmann Large Cap A: Class A Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	1.09*	32.37	13.20	10.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-067	Federated Hermes MDT All Cap Core A: Class A Investment Advisor: Federated MDTA LLC	1.05*	23.16	16.25	11.67
Small Cap Blend	06-4FR	Federated Hermes MDT Small Cap Core A: Class A Investment Advisor: Federated MDTA LLC	1.14*	20.26	10.50	8.42
Small Cap Growth	06-FTW	Federated Hermes MDT Small Cap Growth A: Class A Investment Advisor: Federated MDTA LLC	1.14*	19.33	9.43	8.70
High Yield Bond	06-918	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Advisor: Federated Investment Management Company	0.98*	13.18	5.66	4.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-195	Fidelity Advisor Freedom 2010 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	0.98	8.99	4.45	3.83
Mgd Asset Allocation	06-101	Fidelity Advisor Freedom 2015 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.03	10.42	5.32	4.41
Mgd Asset Allocation	06-102	Fidelity Advisor Freedom 2020 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.07	11.73	6.08	4.87
Mgd Asset Allocation	06-103	Fidelity Advisor Freedom 2025 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.11	12.90	6.80	5.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-106	Fidelity Advisor Freedom 2030 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.16	14.02	7.83	6.01
Mgd Asset Allocation	06-107	Fidelity Advisor Freedom 2035 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.2	16.09	9.32	6.83
Mgd Asset Allocation	06-108	Fidelity Advisor Freedom 2040 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.24	18.13	10.27	7.25
Mgd Asset Allocation	06-284	Fidelity Advisor Freedom 2045 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.55	10.36	7.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-286	Fidelity Advisor Freedom 2050 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.59	10.37	7.31
Mgd Asset Allocation	06-394	Fidelity Advisor Freedom 2055 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.62	10.38	7.31
Mgd Asset Allocation	06-CHG	Fidelity Advisor Freedom 2060 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.64	10.37
Mgd Asset Allocation	06-63V	Fidelity Advisor Freedom 2065 M: Class M Investment Advisor: Fidelity Management & Research Company LLC	1.25	18.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-111	Fidelity Advisor Freedom Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC	0.97	7.58	3.09	2.72
Balanced	06-FVC	Fidelity Advisor Balanced M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07	20.97	11.70	8.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-045	Fidelity Advisor Diversified Stock M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.12	27.48	15.86	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-34X	Fidelity Advisor Energy M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.27	0.77	13.00	1.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-260	Fidelity Advisor Equity Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13	10.88	11.22	7.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-233	Fidelity Advisor Leveraged Co Stk M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3	25.49	14.73	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-166	Fidelity Advisor New Insights M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.95	35.60	14.08	10.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-165	Fidelity Advisor Overseas M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.33	19.77	9.23	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-391	Fidelity Advisor Real Estate M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	10.56	4.51	5.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-275	Fidelity Advisor Small Cap M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.59	18.00	13.54	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-043	Fidelity Advisor Strategic Div & Inc M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	8.93	9.28	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-044	Fidelity Advisor Total Bond M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.75	6.93	2.01	2.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-323	Fidelity Advisor Value M: Class M Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.40*	19.10	15.66	8.76
Large Cap Growth	06-CMW	Franklin Growth Opportunities R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.19*	39.45	14.71	10.73
Large Cap Growth	06-818	Franklin Growth R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.05	27.35	14.72	11.80
Balanced	06-724	Franklin Income R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.96*	7.95	7.27	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-726	Franklin Mutual Global Discovery R: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	1.45	20.01	9.84	5.79
Small Cap Value	06-248	Franklin Small Cap Value R: Class Retirement*** Investment Advisor: Franklin Mutual Advisers, LLC	1.23	12.61	10.78	6.65
Mid Cap Growth	06-890	Franklin Small-Mid Cap Growth R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.15*	26.86	13.48	9.02
Multisector Bond	06-915	Franklin Strategic Income R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.18*	8.05	1.77	1.53
Specialty	06-FPN	Franklin Utilities R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.06	-5.15	6.89	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CGJ	Goldman Sachs FS Government Res: Class Other** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	4.36	1.42	0.83
World Allocation	06-251	Goldman Sachs Growth Strategy Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.12*	17.23	9.43	6.24
Foreign Blend	06-368	Goldman Sachs Intl Eq Insghts S: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.31*	20.26	7.43	4.58
Large Cap Growth	06-CKY	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.05*	36.77	15.95	12.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-068	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06*	10.45	9.50	7.92
Mid Cap Growth	06-729	Goldman Sachs Mid Cap Growth Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.36*	18.68	13.26	8.95
Mid Cap Blend	06-253	Goldman Sachs Mid Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.33	11.26	12.96	7.64
World Allocation	06-842	Goldman Sachs Satellite Strategies Svc: Class S*** Investment Advisor: Goldman Sachs Asset Management, L.P.	1.51*	9.98	4.20	2.51
Small Cap Blend	06-256	Goldman Sachs Small Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.50*	10.75	8.06	5.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-258	Goldman Sachs Technology Opps Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.39*	57.43	18.19	15.07
Large Cap Blend	06-069	Goldman Sachs US Equity Insights Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06*	22.96	13.41	10.47
Mid Cap Growth	06-39R	Hartford MidCap R3: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	1.46	13.97	8.96	8.02
Balanced	06-924	Invesco Active Allocation A: Class A Investment Advisor: Invesco Advisers, Inc.	0.96	13.52	7.77	5.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-772	Invesco Comstock R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.07	11.99	13.13	8.63
Large Cap Value	06-317	Invesco Comstock Select A: Class A Investment Advisor: Invesco Advisers, Inc.	0.95*	12.09	13.88	8.94
Intermediate Term Bond	06-926	Invesco Core Bond A: Class A Investment Advisor: Invesco Advisers, Inc.	0.71*	5.24	1.26	1.93
Diversified Emerging Markets	06-466	Invesco Developing Markets A: Class A Investment Advisor: Invesco Advisers, Inc.	1.24	11.17	2.26	1.48
Mid Cap Growth	06-4H9	Invesco Discovery Mid Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	12.96	12.49	9.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-816	Invesco Diversified Dividend A: Class A Investment Advisor: Invesco Advisers, Inc.	0.82	8.76	9.76	7.55
Specialty	06-835	Invesco Energy A: Class A Investment Advisor: Invesco Advisers, Inc.	1.23	0.26	11.18	-1.83
Foreign Growth	06-193	Invesco EQV International Equity R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.47	17.22	7.68	3.66
Specialty	06-071	Invesco Floating Rate ESG A: Class A Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	1.1	11.67	4.72	3.59
World Stock	06-763	Invesco Global A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	34.03	11.99	8.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-556	Invesco Global Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc.	1.11	17.34	4.11	6.41
Multisector Bond	06-288	Invesco Global Strategic Income A: Class A Investment Advisor: Invesco Advisers, Inc.	1.10*	8.65	1.20	1.37
Specialty	06-463	Invesco Gold & Special Minerals A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	6.36	11.34	5.35
Specialty	06-845	Invesco Health Care A: Class A Investment Advisor: Invesco Advisers, Inc.	1.04	3.05	8.59	6.72
Specialty	06-465	Invesco Income Advantage Intl A: Class A Investment Advisor: Invesco Advisers, Inc.	1.24*	13.13	4.88	2.35
World Bond	06-297	Invesco International Bond A: Class A Investment Advisor: Invesco Advisers, Inc.	1.11	8.25	0.03	0.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-764	Invesco International Small-Mid Com A: Class A Investment Advisor: Invesco Advisers, Inc.	1.33	12.29	6.50	6.95
Foreign Small/Mid Eqty	06-139	Invesco International Small-Mid Com R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.59	12.02	6.22	6.68
Large Cap Blend	06-766	Invesco Main Street All Cap A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	25.93	15.28	9.44
Mid Cap Blend	06-262	Invesco Main Street Mid Cap A: Class A Investment Advisor: Invesco Advisers, Inc.	1.06	14.48	11.71	7.54
Foreign Growth	06-319	Invesco Oppenheimer International Gr A: Class A Investment Advisor: Invesco Advisers, Inc.	1.08	20.76	8.76	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-078	Invesco Senior Floating Rate A: Class A Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	1.07*	11.49	3.35	3.02
Small Cap Growth	06-595	Invesco Small Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.41	12.43	8.45	7.08
Specialty	06-855	Invesco Technology A: Class A Investment Advisor: Invesco Advisers, Inc.	1.13	47.23	14.78	12.00
Mid Cap Value	06-813	Invesco Value Opportunities R: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.34	14.87	16.47	8.40
Balanced	06-612	Janus Henderson Balanced R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.32	14.69	8.90	7.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-CMF	Janus Henderson Enterprise S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.16	17.51	13.16	11.48
Large Cap Growth	06-154	Janus Henderson Forty R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.24	38.96	16.07	12.86
Foreign Value	06-GMK	Janus Henderson Global Equity Income S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.24	10.02	7.20
Specialty	06-CGW	Janus Henderson Global Life Sciences S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.18	7.10	12.21	11.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-261	Janus Henderson Mid Cap Value R: Class Retirement Investment Advisor: Janus Henderson Investors US LLC	1.25	10.72	9.52	6.56
Large Cap Growth	06-919	Janus Henderson Research S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.04	42.56	16.31	12.10
Small Cap Growth	06-921	Janus Henderson Triton S: Class S Investment Advisor: Janus Henderson Investors US LLC	1.16	14.16	8.69	8.22
Multisector Bond	06-072	Lord Abbett Bond-Debenture R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.08	6.54	3.00	3.30
Small Cap Growth	06-369	Lord Abbett Developing Growth R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.17	8.20	8.70	6.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-424	Lord Abbett Dividend Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.17	16.05	12.79	9.89
Large Cap Value	06-731	Lord Abbett Fundamental Equity R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21	12.87	10.45	7.26
Large Cap Growth	06-951	Lord Abbett Growth Leaders R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.16	32.59	15.78	12.18
Mid Cap Growth	06-371	Lord Abbett Growth Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21*	10.50	8.54	6.90
High Yield Bond	06-073	Lord Abbett High Yield R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.2	10.28	3.69	3.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-36C	Lord Abbett International Opp R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.51	14.40	6.49	3.57
Mid Cap Value	06-961	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.26	15.25	10.56	6.50
Small Cap Value	06-962	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Advisor: Lord, Abbett & Co LLC	1.48	19.51	7.89	5.09
Intermediate Term Bond	06-952	Lord Abbett Total Return R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.95	5.86	0.89	1.50
Mid Cap Blend	06-968	Lord Abbett Value Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.41	16.47	10.14	6.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-074	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.27*	15.66	11.06	7.80
Balanced	06-075	MFS Conservative Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.09	10.12	5.87	4.36
Emerging Market Bond	06-013	MFS Emerging Markets Debt R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.31*	9.90	1.98	2.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-076	MFS Growth Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.21*	14.25	9.69	6.86
Foreign Growth	06-822	MFS International Intrinsic Value R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.28*	17.33	8.21	6.58
Foreign Small/Mid Eqty	06-379	MFS International New Discovery R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.56*	12.47	4.93	3.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-387	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.96	23.76	16.41	12.47
Mid Cap Value	06-922	MFS Mid Cap Value R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.24*	12.25	12.38	8.16
Balanced	06-077	MFS Moderate Allocation R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.15	12.19	7.80	5.64
Small Cap Growth	06-298	MFS New Discovery R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.54*	13.66	10.25	6.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-CMG	MFS Technology R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.39*	53.47	16.85	14.83
Specialty	06-389	MFS Utilities R2: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	1.25*	-2.47	7.89	5.97
Mid Cap Blend	06-105	Monteagle Opportunity Equity Inv: Class Inv Investment Advisor: Park Place Capital Corporation Subadvisor: Gw Henssler & Associates Ltd	1.7	13.44	12.59	7.88
Diversified Emerging Markets	06-016	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.93*	3.98	0.10	0.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-GJM	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.46*	10.53	7.87	5.77
Small Cap Growth	06-867	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.52*	9.45	10.29	8.51
Large Cap Blend	06-CPC	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	1.32	26.20	13.35	9.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-839	North Square Multi Strategy A: Class A Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	1.52	18.01	11.88	8.75
Small Cap Blend	06-629	North Square Spectrum Alpha Fund A: Class A Investment Advisor: North Square Investments, LLC Subadvisor: NSI Retail Advisors, LLC	2.26	24.70	9.77	6.01
Multisector Bond	06-468	Payden Managed Income Retire: Class Retirement Investment Advisor: Payden & Rygel	1.45*	5.63	2.30	1.73
Specialty	06-531	PGIM Global Real Estate A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.31	10.82	4.02	3.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3FN	PGIM Global Real Estate R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.30*	10.90	4.09
High Yield Bond	06-533	PGIM High Yield A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.75	11.90	4.99	4.45
High Yield Bond	06-3FH	PGIM High Yield R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.91*	11.48	4.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-456	PGIM Jennison Financial Services A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.38	20.57	13.14	5.42
Large Cap Growth	06-079	PGIM Jennison Focused Growth A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.05*	52.29	16.06	13.00
Specialty	06-458	PGIM Jennison Health Sciences A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.15	12.31	12.26	10.57
Mid Cap Growth	06-461	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.07	20.18	14.66	9.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3FF	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.08*	20.13	14.62
Specialty	06-453	PGIM Jennison Natural Resources A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.27	-2.18	14.95	1.43
Small Cap Growth	06-589	PGIM Jennison Small Company A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.15	11.48	13.72	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-3FR	PGIM Jennison Small Company R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	1.18*	11.46	13.69
Mid Cap Value	06-080	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	1.13*	11.36	8.66	5.87
Mid Cap Value	06-3FT	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	1.23*	11.29	8.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-538	PGIM Total Return Bond A: Class A*** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.76*	7.37	1.36	2.29
Intermediate Term Bond	06-3FK	PGIM Total Return Bond R2: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.89*	7.24	1.22
Balanced	06-017	PIMCO All Asset R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	2.10*	7.85	5.47	3.58
Specialty	06-019	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.69*	-8.16	8.02	-1.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-705	PIMCO High Yield R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.17	12.09	4.22	3.59
Multisector Bond	06-769	PIMCO Income R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.27	8.61	2.73	3.77
Inflation-Protec Bond	06-708	PIMCO Real Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.32	3.07	2.62	1.72
Intermediate Term Bond	06-680	PIMCO Total Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.08	5.69	0.72	1.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-833	Pioneer A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1	28.71	16.55	12.00
Intermediate Term Bond	06-834	Pioneer Bond A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.83	6.95	1.62	2.12
High Yield Bond	06-022	Pioneer Corporate High Yield Fund A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.91*	10.26	4.43
Large Cap Value	06-327	Pioneer Equity Income A: Class A Investment Advisor: Amundi Asset Management US, Inc.	0.99	7.38	9.15	8.14
Large Cap Growth	06-628	Pioneer Fundamental Growth A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.02	32.81	17.16	12.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-GGH	Pioneer Global Sustainable Equity A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.15*	16.69	13.59	8.43
High Yield Bond	06-837	Pioneer High Yield A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.10*	10.92	4.22	3.33
Mid Cap Value	06-838	Pioneer Mid Cap Value A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.1	12.41	12.26	7.28
Mid Cap Growth	06-836	Pioneer Select Mid Cap Growth A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1	18.66	10.18	8.49
Multisector Bond	06-594	Pioneer Strategic Income A: Class A Investment Advisor: Amundi Asset Management US, Inc.	1.11	8.41	2.63	2.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FHX	Principal Bond Market Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.71*	4.94	0.37	0.99
Foreign Blend	06-CVG	Principal International Equity Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.9	17.20	7.33	3.44
Mid Cap Blend	06-FPW	Principal MidCap S&P 400 Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.73	15.64	11.83	8.48
Small Cap Blend	06-FPX	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Advisor: Principal Global Investors LLC	0.73	15.21	10.20	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-936	Putnam Diversified Income A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	1.04	4.55	1.06	1.32
Balanced	06-GNM	Putnam Dynamic Asset Allocation Bal A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.96	17.56	8.18	6.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNR	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	1.03	11.15	4.28	3.88
Balanced	06-GNW	Putnam Dynamic Asset Allocation Gr A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	1.05	20.76	10.10	7.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-938	Putnam Large Cap Growth A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.9	44.23	18.37	14.28
Large Cap Value	06-FCG	Putnam Large Cap Value A: Class A Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.89	15.40	14.30	10.12
Balanced	06-665	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.36*	13.90	4.99	3.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-655	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.15*	7.60	1.85	1.87
Balanced	06-675	Russell Inv LifePoints Equity Gr StratR5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.39*	18.70	7.83	5.20
Balanced	06-670	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.41*	17.20	7.01	4.79
Balanced	06-660	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.25*	10.65	2.89	2.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-167	State Street Equity 500 Index R: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.62*	25.51	14.91	11.26
Large Cap Value	06-775	T. Rowe Price Equity Income R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.23	9.06	10.69	7.38
Large Cap Growth	06-780	T. Rowe Price Growth Stock R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.18	44.52	12.74	11.13
Foreign Value	06-795	T. Rowe Price International Value Eq R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	1.33	18.68	8.08	2.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-785	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.32	18.16	12.66	8.90
Mgd Asset Allocation	06-576	T. Rowe Price Retirement 2005 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	11.23	5.42	4.20
Mgd Asset Allocation	06-579	T. Rowe Price Retirement 2010 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	11.85	5.91	4.56
Mgd Asset Allocation	06-776	T. Rowe Price Retirement 2015 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1	12.34	6.48	5.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-778	T. Rowe Price Retirement 2020 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.03	12.92	7.11	5.52
Mgd Asset Allocation	06-781	T. Rowe Price Retirement 2025 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.04	13.97	7.90	6.05
Mgd Asset Allocation	06-783	T. Rowe Price Retirement 2030 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.07	15.72	8.70	6.59
Mgd Asset Allocation	06-786	T. Rowe Price Retirement 2035 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.09	17.58	9.50	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-789	T. Rowe Price Retirement 2040 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.1	18.95	10.14	7.42
Mgd Asset Allocation	06-792	T. Rowe Price Retirement 2045 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.12	19.89	10.62	7.67
Mgd Asset Allocation	06-794	T. Rowe Price Retirement 2050 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.13	20.11	10.68	7.71
Mgd Asset Allocation	06-797	T. Rowe Price Retirement 2055 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.14	10.64	7.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CMR	T. Rowe Price Retirement 2060 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.22	10.65
Mgd Asset Allocation	06-63W	T. Rowe Price Retirement 2065 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	20.17
Balanced	06-799	T. Rowe Price Retirement Balanced R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	10.86	5.66	4.17
Foreign Value	06-920	Templeton Foreign R: Class Retirement Investment Advisor: Templeton Global Advisors Limited	1.35*	19.70	6.11	2.02
World Bond	06-887	Templeton Global Bond R: Class Retirement Investment Advisor: Franklin Advisers, Inc.	1.21*	2.18	-2.82	-0.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-925	Templeton Growth R: Class Retirement Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	1.29	20.66	6.13	2.97
Foreign Blend	06-990	Thornburg International Equity R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.36*	15.45	9.95	4.47
World Allocation	06-987	Thornburg Investment Income Builder R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.54*	17.49	8.31	5.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-995	Thornburg Limited Term Income R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99*	6.04	1.75	1.84
Mid Cap Growth	06-985	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.46*	19.54	6.45	5.13
Balanced	06-339	Timothy Plan Conservative Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.86	6.59	4.31	2.29
Balanced	06-341	Timothy Plan Strategic Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.77	7.66	5.91	2.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-619	Touchstone Focused A: Class A Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	1.18	24.74	15.23	10.07
Mid Cap Value	06-583	Victory Sycamore Established Value R: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	1.1	9.74	13.98	10.40
Small Cap Value	06-584	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	1.43	10.89	11.12	8.87
Large Cap Value	06-804	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.24*	14.57	10.67	7.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-807	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.28	10.63	9.80	7.33
Small Cap Blend	06-809	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	1.46*	14.30	8.94	6.13
Large Cap Value	06-4WJ	Virtus NFJ Dividend Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.04	19.14	9.94	6.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-4WK	Virtus NFJ Mid-Cap Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.00*	16.24	10.63	7.95
Small Cap Value	06-4WM	Virtus NFJ Small-Cap Value A: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	1.17*	23.00	8.70	4.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-718	Western Asset Core Plus Bond R: Class Retirement Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.13	6.06	0.20	1.63
Mid Cap Growth	06-GKC	AB Discovery Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.66*	18.98	11.16
Small Cap Value	06-GKF	AB Discovery Value Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.79	17.08	10.64	7.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-3GC	AB Global Bond Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.52	6.98	1.15	2.30
Balanced	06-4PJ	AB Global Risk Allocation I: Class Inst Investment Advisor: AllianceBernstein L.P.	1.05*	6.39	6.90	4.84
Large Cap Growth	06-3FY	AB Large Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.52*	35.11	17.52
Small Cap Growth	06-GKG	AB Small Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein L.P.	0.78	18.26	10.75
Large Cap Growth	06-3GX	Alger Capital Appreciation Instl Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83*	43.46	15.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CPH	Alger Capital Appreciation Z: Class Inst*** Investment Advisor: Fred Alger Management, LLC	0.85*	43.58	15.32	12.50
Small Cap Growth	06-3GY	Alger Small Cap Focus Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.85	10.35	2.62
Small Cap Growth	06-3MP	Alger Small Cap Focus Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.84	10.29	2.61	6.68
Intermediate Term Bond	06-4YK	Allspring Core Plus Bond R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.31*	6.94	2.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-3J7	Allspring International Equity R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.79*	15.99	5.72
Mid Cap Value	06-3J6	Allspring Special Mid Cap Value R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.7	9.62	13.59	9.29
Small Cap Value	06-3JF	Allspring Special Small Cap Value R6: Class Retirement Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.83	19.16	11.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-33Y	American Beacon International Eq R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.69*	22.67	7.72
Large Cap Value	06-46F	American Beacon Large Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63	13.44	12.99	8.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-6J6	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Shapiro Capital Management LLC	0.90*	9.45	12.60
Small Cap Value	06-34C	American Beacon Small Cap Value R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.77	16.68	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-69V	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: Stephens Inv Mgmt Group LLC	0.88*	25.56	13.46
Diversified Emerging Markets	06-CPK	American Century Emerging Markets R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.91	5.86	2.02	2.56
Large Cap Value	06-CPM	American Century Equity Income R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.58	4.25	8.46	8.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CPN	American Century Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57*	43.78	18.47	13.92
Mid Cap Growth	06-CPP	American Century Heritage R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.66	20.98	13.59	9.73
Inflation-Protec Bond	06-3KW	American Century Inflation-Adjs Bond R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.26	3.43	2.98
Mid Cap Value	06-CRJ	American Century Mid Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.63	6.52	11.40	9.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-66V	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	11.04
Mgd Asset Allocation	06-66W	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	11.18
Mgd Asset Allocation	06-66X	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24*	12.04
Mgd Asset Allocation	06-66Y	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25*	13.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67C	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23*	14.25
Mgd Asset Allocation	06-67F	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	15.15
Mgd Asset Allocation	06-67G	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	15.88
Mgd Asset Allocation	06-67H	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	16.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67J	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.24	16.94
Mgd Asset Allocation	06-67K	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25	17.44
Mgd Asset Allocation	06-67M	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.25	17.38
Mgd Asset Allocation	06-CPT	American Century One Choice 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.42*	11.58	6.88	5.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CPV	American Century One Choice 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44*	12.47	7.41	5.77
Mgd Asset Allocation	06-CPW	American Century One Choice 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48*	13.26	7.97	6.16
Mgd Asset Allocation	06-CPX	American Century One Choice 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.50*	14.01	8.53	6.58
Mgd Asset Allocation	06-CPY	American Century One Choice 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.53*	14.70	9.14	7.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRC	American Century One Choice 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	15.46	9.83	7.39
Mgd Asset Allocation	06-CRF	American Century One Choice 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	16.10	10.15	7.60
Mgd Asset Allocation	06-CRG	American Century One Choice 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.55*	16.48	10.39
Mgd Asset Allocation	06-63X	American Century One Choice 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57*	16.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRH	American Century One Choice In Ret R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.40*	11.38	6.50	4.97
Specialty	06-CRK	American Century Real Estate R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.8	11.43	7.57	7.51
Small Cap Growth	06-6C7	American Century Small Cap Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.82	17.52	14.15	10.22
Small Cap Value	06-CRM	American Century Small Cap Value R6: Class Retirement*** Investment Advisor: American Century Investment Management Inc	0.74	16.62	14.94	9.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CRN	American Century Strat Allc: Agrsv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.45*	15.59	10.92	7.75
Balanced	06-CRP	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48*	11.00	7.11	5.24
Balanced	06-CRR	American Century Strat Allc: Mod R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.49*	13.51	9.11	6.57
Large Cap Growth	06-CRT	American Century Ultra® R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.56*	43.82	19.60	14.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CRV	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29	8.67	6.07	5.10
Mgd Asset Allocation	06-CRW	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	9.57	6.51	5.39
Mgd Asset Allocation	06-CRX	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.31	10.46	6.89	5.78
Mgd Asset Allocation	06-CRY	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.32	11.94	7.84	6.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CTC	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.33	14.52	8.90	7.25
Mgd Asset Allocation	06-CTF	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.35	16.90	10.39	8.15
Mgd Asset Allocation	06-CTG	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	19.33	11.17	8.58
Mgd Asset Allocation	06-CTH	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	20.15	11.35	8.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CTJ	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	20.83	11.41	8.77
Mgd Asset Allocation	06-CTK	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	21.40	11.35	8.73
Mgd Asset Allocation	06-CTM	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.39	21.61	11.32
Mgd Asset Allocation	06-4R4	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.39	21.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CTN	American Funds AMCAP R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.34	31.41	12.46	10.42
Balanced	06-CTP	American Funds American Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25	14.37	9.26	7.88
High Yield Bond	06-3MC	American Funds American High-Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.32*	12.49	6.09	4.48
Large Cap Value	06-3M3	American Funds American Mutual R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	9.75	11.08	9.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-39V	American Funds Bond Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.22	5.09	1.97	2.32
World Allocation	06-3M6	American Funds Capital Income Bldr R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	9.32	7.47	5.51
World Bond	06-GFN	American Funds Capital World Bond R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	6.42	0.05	0.74
World Stock	06-CTR	American Funds Capital World Gr&Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.41	21.22	11.02	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-CTT	American Funds Europacific Growth R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.47	16.05	8.04	4.90
Large Cap Blend	06-CTV	American Funds Fundamental Invs R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.28	26.26	13.87	11.00
World Allocation	06-3M9	American Funds Global Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	14.10	6.99	4.97
Large Cap Growth	06-CVC	American Funds Growth Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	37.65	15.27	12.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3M7	American Funds Income Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	7.92	8.41	6.79
Inflation-Protec Bond	06-3G9	American Funds Inflation Linked Bd R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29	1.71	2.88	2.54
Short Term Bond	06-GKH	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25*	4.83	1.82	1.67
Foreign Blend	06-3M4	American Funds Intl Gr and Inc R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.54	15.72	8.33	4.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3GH	American Funds Invmt Co of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	28.88	14.47	10.94
World Stock	06-3KY	American Funds New Economy R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.41	29.51	11.76	9.73
World Stock	06-CTW	American Funds New Perspective R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.42	25.01	13.90	10.10
Diversified Emerging Markets	06-CTX	American Funds New World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.57	16.22	8.93	5.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-CTY	American Funds SMALLCAP World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.66	19.31	10.96	8.04
Int Government Bond	06-3TK	American Funds US Government Sec R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.26	3.19	1.26	1.73
Large Cap Blend	06-CVF	American Funds Washington Mutual R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.27	17.59	13.63	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6C4	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Advisor: AMG Funds LLC Subadvisor: TimesSquare Capital Management, LLC	0.98	25.03	15.66	10.72
Large Cap Value	06-4JY	Auxier Focus Institutional: Class Inst Investment Advisor: Auxier Asset Management LLC	0.80*	9.87	10.05	7.65
Intermediate Term Bond	06-4TP	Baird Aggregate Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	10.27	2.29	2.61
Intermediate Term Bond	06-4RC	Baird Core Plus Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	10.87	2.76	2.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6N3	Baird Intermediate Bond Inst: Class Inst Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	9.29	2.51	2.31
Short Term Bond	06-4XC	Baird Short-Term Bond Inst: Class Inst** Investment Advisor: Robert W. Baird & Co. Incorporated	0.3	9.36	2.74	2.13
Mid Cap Growth	06-47Y	Baron Asset R6: Class Retirement Investment Advisor: BAMCO Inc	1.05	17.34	12.82
Diversified Emerging Markets	06-3J9	Baron Emerging Markets R6: Class Retirement Investment Advisor: BAMCO Inc	1.13	8.27	2.99
Small Cap Blend	06-4YM	BlackRock Advantage Small Cap Core K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.45*	16.49	11.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-46J	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.45*	18.80	10.55
Large Cap Value	06-FRW	BlackRock Equity Dividend K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.58*	12.77	11.66
World Allocation	06-FRX	BlackRock Global Allocation K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.76*	12.80	7.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-CVH	BlackRock Global Dividend K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.71	16.65	9.31
Specialty	06-CVJ	BlackRock Health Sciences Opps K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.75	3.93	10.66
High Yield Bond	06-33K	BlackRock High Yield Bond K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.48*	13.68	5.72	4.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Inflation-Protec Bond	06-3N3	BlackRock Inflation Protected Bond K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.51*	3.77	3.32	2.27
Mgd Asset Allocation	06-CVM	BlackRock LifePath® Index 2025 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	12.40	6.65	5.47
Mgd Asset Allocation	06-CVN	BlackRock LifePath® Index 2030 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	14.57	7.87	6.21
Mgd Asset Allocation	06-CVP	BlackRock LifePath® Index 2035 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	16.59	9.03	6.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CVR	BlackRock LifePath® Index 2040 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	18.58	10.08	7.55
Mgd Asset Allocation	06-CVT	BlackRock LifePath® Index 2045 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	20.29	10.95	8.05
Mgd Asset Allocation	06-CVV	BlackRock LifePath® Index 2050 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.36	11.41	8.30
Mgd Asset Allocation	06-CVW	BlackRock LifePath® Index 2055 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.60	11.50	8.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-CVX	BlackRock LifePath® Index 2060 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.66	11.51
Mgd Asset Allocation	06-4H3	BlackRock LifePath® Index 2065 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	21.62
Mgd Asset Allocation	06-CVY	BlackRock LifePath® Index Retire K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09*	11.47	5.62	4.60
Mid Cap Growth	06-GHH	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.71	28.34	12.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-6NR	BlackRock Mid-Cap Value K: Class Retirement Investment Advisor: BlackRock Advisors LLC	0.70*	12.63	13.71
Balanced	06-FTF	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd;	0.52*	11.12	5.08
World Bond	06-4PX	BlackRock Strategic Global Bond K: Class Retirement Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Ltd;BlackRock (Singapore) Ltd;	0.52*	7.01	1.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FTH	BlackRock Strategic Income Opps K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.62	7.36	3.46
Specialty	06-6CG	BlackRock Systematic Multi-Strat K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited	0.82	6.70
Intermediate Term Bond	06-CWC	BlackRock Total Return K: Class Other Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock International Limited;BlackRock (Singapore) Ltd;	0.38	6.03	1.62	2.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6KH	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Advisor: Blackstone Alternative Investment Advisors LLC
		Subadvisor: Nephila Capital Ltd;Oak Hill Advisors, L.P.;Waterfall Asset Management, LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw Investment Management LLC;FORT LP;Mariner Investment Group, LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management, LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital Management LP;Merritt Point Partners LLC;Varick Capital Partners LP;Maren Capital LLC;	3.46	8.02	2.82
Intermediate Term Bond	06-47M	BNY Mellon Bond Market Index I: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc	0.15*	5.39	0.92	1.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-39Y	BNY Mellon Natural Resources Y: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management North America, LLC	0.8	1.91	18.85
Large Cap Blend	06-3WY	BNY Mellon Sust US Equity Y: Class Inst Investment Advisor: BNY Mellon Investment Adviser, Inc Subadvisor: Newton Investment Management Ltd	0.69	24.00	15.11
Mid Cap Blend	06-6KT	Boston Trust SMID Cap: Class Other Investment Advisor: Boston Trust Walden Inc.	0.75*	13.14	12.24	9.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-4PC	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.5	13.74	6.25	5.59
Large Cap Value	06-66T	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.71*	7.50	11.29	8.80
World Bond	06-3G3	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Brandywine Global Investment Mgmt, LLC	0.56	7.42	1.09	1.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-66R	Calamos Market Neutral Income R6: Class Retirement Investment Advisor: Calamos Advisors LLC	0.88	9.25
Balanced	06-4FJ	Calvert Balanced R6: Class Retirement Investment Advisor: Calvert Research and Management	0.62	16.70
Small Cap Blend	06-4FN	Calvert Small-Cap R6: Class Retirement Investment Advisor: Calvert Research and Management	0.86	11.81
Large Cap Blend	06-3FX	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Advisor: Calvert Research and Management	0.19*	27.31	16.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6NJ	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Advisor: Carillon Tower Advisers, Inc. Subadvisor: Eagle Asset Management, Inc.	0.64	20.12	13.64	10.90
Intermediate Term Bond	06-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC;	0.36	5.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC;	0.67	27.83
Large Cap Blend	06-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Rhumbline Advisers;Mercer Investments LLC;	0.09*	27.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC;	1.15*	12.23
Foreign Blend	06-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC;	0.97	19.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Advisor: Christian Brothers Inv Srvc Inc Subadvisor: Rhumbline Advisers;Mercer Investments LLC;	0.29	16.01
Large Cap Blend	06-3G6	ClearBridge Appreciation IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.56	19.88	14.32	11.06
Foreign Growth	06-3XJ	ClearBridge International Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC	0.7	14.41	9.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-GJT	ClearBridge International Value IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.80*	13.17	6.55	1.88
Large Cap Growth	06-GJW	ClearBridge Large Cap Growth IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.63	45.33	15.67	13.26
Mid Cap Blend	06-47N	ClearBridge Mid Cap I: Class Inst*** Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.86*	13.80	11.29	7.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-6NT	ClearBridge Select IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.02	24.25	16.27	14.04
Small Cap Growth	06-64M	ClearBridge Small Cap Growth IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.78	9.11	9.67	8.18
Large Cap Blend	06-3XF	ClearBridge Sustainability Leaders IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.75*	16.66	16.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.77	6.50	3.98
Specialty	06-3KT	Cohen & Steers Real Estate Securities Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.75	13.23	8.99
Specialty	06-3KV	Cohen & Steers Realty Shares L: Class Other Investment Advisor: Cohen & Steers Capital Management, Inc.	0.88*	12.67	9.25	8.71
Foreign Small/Mid Eqty	06-CWF	Columbia Acorn International Inst3: Class Inst Investment Advisor: Columbia Wanger Asset Management LLC	0.88*	19.73	6.11	3.32
Balanced	06-66M	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.66	17.88	8.62	6.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-66P	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.69	20.30	10.15	7.53
Balanced	06-66F	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.63	9.72	3.35	3.05
Balanced	06-66J	Columbia Capital Allocation Mod Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.64	15.34	6.97	5.54
Large Cap Blend	06-46K	Columbia Contrarian Core Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.60*	32.21	16.94	11.94
Large Cap Value	06-4FK	Columbia Dividend Income Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.55	10.60	13.00	10.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Emerging Market Bond	06-CWG	Columbia Emerging Markets Bond Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.7	10.80	2.05	2.72
Large Cap Growth	06-67R	Columbia Integrated Large Cap Gr Ins 3: Class Retirement*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.42*	41.90	17.20
Foreign Value	06-FTP	Columbia Overseas Value Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.77*	16.33	8.28
Intermediate Term Bond	06-FTT	Columbia Quality Income Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.48*	4.42	-0.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4GF	Columbia Select Large Cap Growth Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.64*	39.62	16.26	11.40
Large Cap Value	06-4GG	Columbia Select Large Cap Value Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.42*	5.92	12.53
Mid Cap Value	06-64W	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.73*	10.62	13.45	8.58
Specialty	06-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.94	45.65	25.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FTR	Columbia Seligman Tech & Info Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.87	44.72	25.49
Small Cap Value	06-4YY	Columbia Small Cap Value I Inst3: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.85	21.83	13.65	8.67
Diversified Emerging Markets	06-3YK	Delaware Emerging Markets R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	1.12*	17.77	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CXY	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.71*	16.51	10.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-GMF	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.63*	12.52	4.82
Mid Cap Growth	06-3VY	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.69*	20.35	15.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GMG	Delaware Ivy Science and Technology R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.87	41.06	17.94
Small Cap Blend	06-FNR	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.76*	16.90	10.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3XY	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.65*	11.20	5.47
Small Cap Blend	06-3GP	Delaware Small Cap Core R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.69	14.12	11.55
Small Cap Value	06-3CN	Delaware Small Cap Value R6: Class Retirement Investment Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Global Limited	0.7	9.67	10.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GKJ	DFA Commodity Strategy Institutional: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.3	-9.15	6.63	-0.72
Diversified Emerging Markets	06-3CV	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.45	14.23	4.66
Diversified Emerging Markets	06-3F9	DFA Emerging Markets Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.4	15.45	6.18	4.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-CWJ	DFA Emerging Markets I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.36*	13.08	4.95	3.37
Diversified Emerging Markets	06-6MG	DFA Emerging Markets Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.44*	16.49	5.66	3.74
World Bond	06-3C4	DFA Five-Year Global Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.2	5.00	0.49	1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-CWK	DFA Global Allocation 25/75 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25*	8.90	4.49	3.42
Balanced	06-CWM	DFA Global Allocation 60/40 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.24*	14.53	8.55	5.99
World Stock	06-CWN	DFA Global Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25*	20.29	12.69	8.49
Specialty	06-3CW	DFA Global Real Estate Securities Port: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.22*	9.42	5.17	5.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Inflation-Protec Bond	06-GKK	DFA Inflation-Protected Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11	3.93	3.12	2.42
Int Government Bond	06-4FV	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11	4.59	0.58	1.40
Intermediate Term Bond	06-4NH	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	9.61	2.36	2.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-CWP	DFA International Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.24	17.49	8.69	4.72
Foreign Small/Mid Eqty	06-CWR	DFA International Small Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.39	14.43	8.02	4.94
Foreign Value	06-6MH	DFA International Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.28*	17.79	8.84	4.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3C7	DFA Intl Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.25	18.35	8.66	4.61
Intermediate Term Bond	06-CWT	DFA Investment Grade I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	6.83	1.80	2.24
Foreign Blend	06-6HT	DFA Large Cap International I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.17	17.87	8.82	4.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-CWV	DFA Real Estate Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18*	11.18	7.56	8.04
Short Term Bond	06-4NG	DFA Short-Term Extended Quality I: Class Inst** Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.18	5.44	1.21	1.42
Large Cap Blend	06-4NF	DFA US Core Equity 1 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.14	22.96	15.10	10.92
Large Cap Growth	06-CWW	DFA US Large Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	24.94	16.59	12.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-3C3	DFA US Large Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21*	11.47	10.90	8.33
Large Cap Blend	06-CWX	DFA US Large Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.08*	26.25	15.63	11.97
Small Cap Blend	06-3YM	DFA US Micro Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.4	17.86	12.12	8.05
Small Cap Growth	06-CWY	DFA US Small Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.31	21.24	13.58	8.75
Small Cap Blend	06-GFK	DFA US Small Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.27	17.64	12.45	8.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4NC	DFA US Small Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.3	18.91	14.14	7.99
Large Cap Blend	06-3C6	DFA US Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17	25.69	16.14	11.50
Small Cap Value	06-CXC	DFA US Targeted Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.29	19.31	14.77	8.51
World Bond	06-CXF	DFA World ex US Government Fxd Inc I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd;DFA Australia Limited;	0.19	9.99	-0.38	2.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3PK	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18*	7.96	5.61
Mgd Asset Allocation	06-3PM	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17*	8.13	5.68
Mgd Asset Allocation	06-3PN	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	7.65	5.57
Mgd Asset Allocation	06-3PP	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.17	8.04	5.98
Mgd Asset Allocation	06-3PR	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.2	10.01	6.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3PT	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21	12.90	7.95
Mgd Asset Allocation	06-3PV	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	16.02	9.39
Mgd Asset Allocation	06-3PW	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	19.17	11.66
Mgd Asset Allocation	06-3PX	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	21.32	12.23
Mgd Asset Allocation	06-3PY	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22*	21.22	12.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3R3	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22*	21.33	12.24
Mgd Asset Allocation	06-3R4	Dimensional Retirement Income Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	7.75	4.64
Large Cap Value	06-6MT	Dodge & Cox Stock X: Class Other Investment Advisor: Dodge & Cox	0.41*	17.60
Diversified Emerging Markets	06-6J4	Driehaus Emerging Markets Growth Instl: Class Inst Investment Advisor: Driehaus Capital Management LLC	1.13	11.45	6.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3VJ	DWS Emerging Markets Equity R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: DWS International GmbH	0.93*	6.32	0.92
World Allocation	06-6M6	DWS RREEF Real Assets R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.9	2.63	7.78
Specialty	06-CWH	DWS RREEF Real Estate Securities R6: Class Retirement Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	0.53	12.44	7.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4NJ	Federated Hermes Corporate Bond R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.59*	7.94	2.90
Cash	06-6MK	Federated Hermes Govt Obl Premier: Class Inst** Investment Advisor: Federated Investment Management Company	0.15*	5.03	1.81
High Yield Bond	06-3GV	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.49*	13.13	5.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-GKN	Federated Hermes Intl Leaders R6: Class Retirement Investment Advisor: Federated Global Investment Management Corp	0.74*	17.38	10.62	4.45
Large Cap Growth	06-CXG	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.78*	32.76	13.55	10.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-4PW	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Advisor: Federated Equity Management Company Of Pennsylvania Subadvisor: Federated Global Investment Management Corp	0.90*	15.03	9.61
Small Cap Blend	06-3MG	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Advisor: Federated MDTA LLC	0.88*	20.58	10.78
Small Cap Growth	06-FTX	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Advisor: Federated MDTA LLC	0.88*	19.68	9.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-GKM	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.72*	13.47	5.90
Intermediate Term Bond	06-6GY	Federated Hermes Total Return Bond R6: Class Retirement Investment Advisor: Federated Investment Management Company	0.38*	5.18	2.10
Mgd Asset Allocation	06-GHK	Fidelity Advisor Freedom 2005 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	8.42	4.21
Mgd Asset Allocation	06-GHM	Fidelity Advisor Freedom 2010 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.25	9.77	5.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GHN	Fidelity Advisor Freedom 2015 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.27	11.20	6.00
Mgd Asset Allocation	06-GHP	Fidelity Advisor Freedom 2020 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.3	12.63	6.81
Mgd Asset Allocation	06-GHR	Fidelity Advisor Freedom 2025 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.34	13.69	7.54
Mgd Asset Allocation	06-GHT	Fidelity Advisor Freedom 2030 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.37	14.88	8.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GHV	Fidelity Advisor Freedom 2035 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.41	16.96	10.13
Mgd Asset Allocation	06-GHW	Fidelity Advisor Freedom 2040 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.44	19.02	11.11
Mgd Asset Allocation	06-GHX	Fidelity Advisor Freedom 2045 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.59	11.21
Mgd Asset Allocation	06-GHY	Fidelity Advisor Freedom 2050 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.57	11.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GJC	Fidelity Advisor Freedom 2055 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.59	11.21
Mgd Asset Allocation	06-GJF	Fidelity Advisor Freedom 2060 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.61	11.20
Mgd Asset Allocation	06-63Y	Fidelity Advisor Freedom 2065 K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.45	19.65
Mgd Asset Allocation	06-46H	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.22	11.45	5.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-43N	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	12.99	6.69
Mgd Asset Allocation	06-43P	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.25	14.31	7.45
Mgd Asset Allocation	06-43R	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.26	15.53	8.55
Mgd Asset Allocation	06-43T	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.27	17.91	10.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-43V	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.28	20.25	11.17
Mgd Asset Allocation	06-43W	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.79	11.27
Mgd Asset Allocation	06-43X	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.77	11.25
Mgd Asset Allocation	06-43Y	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.73	11.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44C	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.71	11.25
Mgd Asset Allocation	06-64C	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.29	20.63
Mgd Asset Allocation	06-44F	Fidelity Advisor Freedom Blend Inc Z6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.21	8.18	3.51
Mgd Asset Allocation	06-GJG	Fidelity Advisor Freedom Income K6: Class Inst Investment Advisor: Fidelity Management & Research Company LLC	0.24	8.30	3.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FVF	Fidelity Advisor Balanced Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	21.68	12.40	9.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-4N6	Fidelity Advisor China Region Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.81	-0.13	5.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-FVG	Fidelity Advisor Diversified Intl Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.77	17.54	9.62	5.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-FVH	Fidelity Advisor Diversified Stock Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48	28.32	16.62	11.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4RH	Fidelity Advisor Growth Opps Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.35	45.70	19.14	15.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4G3	Fidelity Advisor Industrials Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	23.14	13.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-FVJ	Fidelity Advisor Intl Cap App Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.67	27.79	11.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4G4	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.8	4.33	3.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-4XH	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd;	1.03	19.76	8.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6JF	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.36*	6.74	2.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3HN	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	22.72	13.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FVK	Fidelity Advisor New Insights Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.33	36.43	14.78	11.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4TT	Fidelity Advisor Small Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.9	17.94	13.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4N4	Fidelity Advisor Technology Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	59.80	26.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FVM	Fidelity Advisor Total Bond Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	0.36*	7.34	2.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-6PM	Fidelity Advisor Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.75*	19.90	16.44
Mgd Asset Allocation	06-6HV	Fidelity Freedom Index 2005 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	8.56	4.06
Mgd Asset Allocation	06-4C3	Fidelity Freedom Index 2005 Investor: Class Inv Investment Advisor: Fidelity Management & Research Company LLC	0.12	8.43	4.00	3.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-67X	Fidelity Freedom Index 2005 Premier: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.06	8.52
Mgd Asset Allocation	06-6H7	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	9.88	4.90
Mgd Asset Allocation	06-49Y	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	9.83	4.86	4.23
Mgd Asset Allocation	06-67Y	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	9.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6H9	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	11.33	5.76
Mgd Asset Allocation	06-4C4	Fidelity Freedom Index 2015 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	11.26	5.72	4.84
Mgd Asset Allocation	06-69C	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	11.27
Mgd Asset Allocation	06-6HW	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	12.72	6.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4C6	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	12.73	6.47	5.33
Mgd Asset Allocation	06-69F	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	12.76
Mgd Asset Allocation	06-6HC	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	13.95	7.22
Mgd Asset Allocation	06-4C7	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	13.89	7.18	5.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69G	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	13.98
Mgd Asset Allocation	06-6HF	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	15.16	8.22
Mgd Asset Allocation	06-4C9	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	15.10	8.18	6.55
Mgd Asset Allocation	06-69H	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	15.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6HG	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Advisor: FMR Inc	0.08	17.31	9.71
Mgd Asset Allocation	06-4CC	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Advisor: FMR Inc	0.12	17.26	9.66	7.41
Mgd Asset Allocation	06-69J	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Advisor: FMR Inc	0.06	17.33
Mgd Asset Allocation	06-6HH	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.44	10.73
Mgd Asset Allocation	06-4CF	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.37	10.68	7.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69K	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.47
Mgd Asset Allocation	06-6HJ	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.95	10.82
Mgd Asset Allocation	06-4CG	Fidelity Freedom Index 2045 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.90	10.78	7.92
Mgd Asset Allocation	06-69M	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6HK	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.97	10.83
Mgd Asset Allocation	06-4CH	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.91	10.78	7.92
Mgd Asset Allocation	06-69N	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.00
Mgd Asset Allocation	06-6HM	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.93	10.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-4CJ	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.95	10.78	7.92
Mgd Asset Allocation	06-69P	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.03
Mgd Asset Allocation	06-6HN	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.97	10.83
Mgd Asset Allocation	06-4CK	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.91	10.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-69R	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	19.99
Mgd Asset Allocation	06-6HP	Fidelity Freedom Index 2065 Instl Prm: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	19.88
Mgd Asset Allocation	06-4F3	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	19.93
Mgd Asset Allocation	06-69T	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	20.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6H6	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Advisor: Fidelity Management & Research Company LLC	0.08	8.32	3.55
Mgd Asset Allocation	06-4F4	Fidelity Freedom Index Income Investor: Class Inv*** Investment Advisor: Fidelity Management & Research Company LLC	0.12	8.28	3.50	3.05
Mgd Asset Allocation	06-67W	Fidelity Freedom Index Income Premier: Class Other*** Investment Advisor: Fidelity Management & Research Company LLC	0.06	8.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3HR	Fidelity 500 Index: Class Other Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.02	26.29	15.68	12.02
Large Cap Growth	06-6FN	Fidelity Blue Chip Growth K6: Class Retirement Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.46	55.57	21.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-6HR	Fidelity Contrafund K6: Class Retirement Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45	37.67	16.38
Diversified Emerging Markets	06-3WN	Fidelity Emerging Markets Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.08	9.50	3.41	2.73

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3WJ	Fidelity Extended Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	25.37	11.89	8.56
Inflation-Protec Bond	06-3WK	Fidelity Inflation-Prot Bd Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05	3.78	3.04	2.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3HX	Fidelity International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	18.31	8.34	4.42
Foreign Blend	06-4H6	Fidelity Intl Sustainability Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.2	14.66	6.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-6PP	Fidelity Inv MM Government Instl: Class Inst** Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.14*	5.07	1.80
Large Cap Growth	06-4RK	Fidelity Large Cap Growth Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	42.77	19.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-4RJ	Fidelity Large Cap Value Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.04	11.50	10.90
Mid Cap Blend	06-3HW	Fidelity Mid Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.03	17.21	12.68	9.41
Balanced	06-4N3	Fidelity Multi-Asset Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.11*	19.29	10.73	7.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3WP	Fidelity Real Estate Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.07	11.94	4.88	6.32
Small Cap Blend	06-3HV	Fidelity Small Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.03	17.12	10.07	7.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4H4	Fidelity Sustainability Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.1	5.42	0.94
Foreign Blend	06-3WH	Fidelity Total International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.06	15.51	7.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3MR	Fidelity Total Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.02	26.12	15.06	11.42
Large Cap Blend	06-3X3	Fidelity U.S. Sustainability Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.11	29.04	16.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3HT	Fidelity U.S. Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.03	5.54	1.06	1.78
World Allocation	06-3VC	First Eagle Global R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.79	13.17	9.38
Specialty	06-6NG	First Eagle Gold R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.85	7.39	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3VF	First Eagle Overseas R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	0.8	10.79	6.38
Small Cap Value	06-6MW	First Eagle Small Cap Opportunity R6: Class Retirement Investment Advisor: First Eagle Investment Management, LLC	1.01*	16.88
Large Cap Growth	06-3RY	Franklin DynaTech R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.48	44.92	16.26	13.84
Large Cap Value	06-3T3	Franklin Equity Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.50*	9.38	11.38	8.84
Large Cap Growth	06-4PN	Franklin Growth Opportunities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.58*	40.27	15.40	11.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FXP	Franklin Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.47	28.09	15.39	12.50
Balanced	06-GKR	Franklin Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.41*	8.84	8.03	5.44
Foreign Growth	06-3T4	Franklin Intl Growth R6: Class Retirement Investment Advisor: Franklin Templeton Institutional, LLC	0.76*	15.34	7.88	5.35
Balanced	06-3TN	Franklin Managed Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.60*	7.98	7.78	6.27
World Stock	06-FXR	Franklin Mutual Global Discovery R6: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	0.86	20.69	10.49	6.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-3T6	Franklin Mutual Quest R6: Class Retirement Investment Advisor: Franklin Mutual Advisers, LLC	0.72*	10.57	4.88	3.73
Specialty	06-4PG	Franklin Real Estate Securities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.57*	10.62	7.63	7.37
Large Cap Blend	06-3T7	Franklin Rising Dividends R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.52*	12.51	14.28	10.61
Small Cap Growth	06-3T9	Franklin Small Cap Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.67*	31.24	11.57	8.32
Small Cap Value	06-GKT	Franklin Small Cap Value R6: Class Retirement*** Investment Advisor: Franklin Mutual Advisers, LLC	0.59*	13.33	11.51	7.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3TC	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.51*	27.66	14.18	9.74
Multisector Bond	06-CXH	Franklin Strategic Income R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.55*	8.66	2.40	2.16
Int Government Bond	06-3RV	Franklin US Government Secs R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.51*	4.59	0.25	0.95
Specialty	06-FNP	Franklin Utilities R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.49*	-4.61	7.50	8.47
Short Term Bond	06-GKV	Frost Credit Institutional: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.73	11.60	4.37	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-GKW	Frost Growth Equity Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.63	45.24	17.11	13.61
Short Term Bond	06-GKX	Frost Total Return Bond Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.47	8.64	3.02	3.08
Intermediate Term Bond	06-4PV	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.38*	6.34	1.61
Diversified Emerging Markets	06-3GG	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	1.02*	6.63	3.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Cash	06-CXJ	Goldman Sachs FS Government R6: Class Retirement** Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18	5.04	1.82
Foreign Blend	06-CXM	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.80*	20.85	7.98
Large Cap Growth	06-CXN	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.54*	37.48	16.54
Large Cap Value	06-CXP	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55*	11.04	10.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-CXK	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.85*	19.23	13.84
Mid Cap Blend	06-CXR	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.82	11.84	13.53
Small Cap Blend	06-46M	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.84*	19.79	9.77
Small Cap Blend	06-CXT	Goldman Sachs Small Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.99*	11.33	8.62

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4NP	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.92	14.31	13.34
Large Cap Blend	06-FXT	Goldman Sachs US Equity Insights R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55*	23.61	13.98
Intermediate Term Bond	06-6KG	Guggenheim Macro Opportunities R6: Class Retirement Investment Advisor: Guggenheim Partners Investment Mgmt LLC	1.04*	9.69
Intermediate Term Bond	06-6KF	Guggenheim Total Return Bond R6: Class Retirement Investment Advisor: Guggenheim Partners Investment Mgmt LLC	0.58*	7.48	1.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-3MT	GuideStone Funds Aggressive Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	1.1	20.66	10.31	7.05
Balanced	06-3MV	GuideStone Funds Balanced Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	0.97	12.32	5.65	4.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3MW	GuideStone Funds Conservative Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	0.91	8.80	3.74	2.78
Balanced	06-3MX	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC;	0.96	11.15	7.62	7.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-3YV	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.11	11.07	4.68	1.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3YW	GuideStone Funds Equity Index Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Legal & General Investment Management America Inc	0.12	26.51	15.48	11.91
World Bond	06-3YY	GuideStone Funds Global Bond Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC;	0.58	6.02	1.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-43C	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.84	11.44	5.12
Balanced	06-3MY	GuideStone Funds Growth Allocation Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Parametric Portfolio Associates LLC	1.05	16.57	8.06	5.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-43F	GuideStone Funds Growth Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC;	0.67	42.22	14.94	11.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-43G	GuideStone Funds International Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;Wellington Management Company LLP;AQR Capital Management LLC;	0.86	18.39	7.73	4.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-43H	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.4	6.28	1.28	1.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-43J	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.94	14.90	11.65	7.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-43M	GuideStone Funds Value Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Subadvisor: TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.65	10.83	11.48	8.03
Large Cap Growth	06-49R	Harbor Capital Appreciation Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: Jennison Associates LLC	0.59*	53.86	18.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-6JR	Harbor Core Bond Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: Income Research & Management	0.26*	5.81	1.39
Mid Cap Value	06-49T	Harbor Mid Cap Value Retirement: Class Retirement Investment Advisor: Harbor Capital Advisors Inc Subadvisor: LSV Asset Management	0.77*	16.42	11.14
Balanced	06-3P9	Hartford Balanced Income R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.54	8.00	6.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-3XH	Hartford Climate Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69*	11.55	14.75
Large Cap Blend	06-3YJ	Hartford Core Equity R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.36	21.57	14.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-3NY	Hartford Dividend and Growth R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.63	14.19	13.69
Large Cap Growth	06-3P4	Hartford Growth Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.74	41.13	15.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-3WC	Hartford International Growth R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.85	18.92	7.17
Foreign Blend	06-3F7	Hartford International Opportunities R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.7	11.94	8.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-39T	Hartford MidCap R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.74	14.77	9.73
Foreign Blend	06-3NX	Hartford Schroders International Stk SDR: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71	17.11	10.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-3NW	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75	13.85	6.58
Intermediate Term Bond	06-3P6	Hartford Total Return Bond R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.32	7.35	1.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-3P7	Hartford World Bond R6: Class Retirement Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company	0.62	4.29	1.08
Large Cap Value	06-4PM	Invesco Comstock R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.45	12.67	13.84	9.34
Intermediate Term Bond	06-3G7	Invesco Core Plus Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.46*	6.39	2.15	2.68
Intermediate Term Bond	06-3W4	Invesco Corporate Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.37	8.46	3.47	3.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-DDD	Invesco Developing Markets R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.84	11.54	2.67	1.90
Mid Cap Growth	06-3F3	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Advisor: Invesco Advisers, Inc.	0.67	13.39	12.94	9.87
Large Cap Value	06-CXV	Invesco Diversified Dividend R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.46	9.15	10.18	7.97
Large Cap Blend	06-46C	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	0.18	13.71	13.60	10.21
Foreign Growth	06-CXW	Invesco EQV International Equity R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.83	18.03	8.40	4.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-4FY	Invesco EQV Intl Small Company R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	1.07	14.85	9.87	5.22
Specialty	06-FXV	Invesco Floating Rate ESG R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.75	12.05	5.04	3.91
World Stock	06-FYW	Invesco Global Opportunities R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.73	17.76	4.51	6.83
World Stock	06-FYV	Invesco Global R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.69	34.48	12.40	8.65
Specialty	06-34Y	Invesco Gold & Special Minerals R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.66	6.82	11.79	5.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-FYX	Invesco International Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.71	8.34	0.39	1.08
Foreign Small/Mid Eqty	06-FCC	Invesco International Small-Mid Com R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.97	12.73	6.89	7.38
Foreign Growth	06-FNC	Invesco Oppenheimer International Gr R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.69	21.20	9.20	4.22
Specialty	06-GCC	Invesco Senior Floating Rate R6: Class Retirement Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Senior Secured Management Inc	0.74	11.86	3.72	3.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-CXX	Invesco Small Cap Growth R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.74	13.17	9.20	7.84
Small Cap Value	06-6PR	Invesco Small Cap Value R6: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	0.71	23.46	21.18
Specialty	06-6CH	Invesco SteelPath MLP Income R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	4.57*	20.63	14.68	3.49
Mid Cap Value	06-6KP	Invesco Value Opportunities R6: Class Retirement Investment Advisor: Invesco Advisers, Inc.	0.72	15.55	17.21
Foreign Blend	06-3VK	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.04	18.34	8.33	4.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-46N	iShares MSCI Total Intl Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.1	15.24	6.86	3.65
Large Cap Blend	06-46P	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.07	26.48	15.45	11.73
Small Cap Blend	06-3GR	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.07	16.95	10.02	7.20
Mid Cap Blend	06-3GM	iShares Russell Mid-Cap Index K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.05	17.27	12.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3G4	iShares S&P 500 Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.03	26.24	15.66	12.00
Large Cap Blend	06-3XR	iShares Total US Stock Market Idx K: Class Retirement Investment Advisor: BlackRock Advisors LLC Subadvisor: BlackRock Fund Advisors	0.02	26.03	15.19
Intermediate Term Bond	06-3VM	iShares US Aggregate Bond Index K: Class Other Investment Advisor: BlackRock Fund Advisors	0.05*	5.58	1.08	1.74
Balanced	06-CYC	Janus Henderson Balanced N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57	15.53	9.72	8.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4TJ	Janus Henderson Developed World Bond N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57*	6.57	1.23
Mid Cap Growth	06-CYF	Janus Henderson Enterprise N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.66	18.10	13.72	12.03
Intermediate Term Bond	06-CYG	Janus Henderson Flexible Bond N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.45	5.90	2.01	2.08
Specialty	06-3CM	Janus Henderson Glb Tech and Innovt N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	55.50	20.28
Foreign Value	06-GMJ	Janus Henderson Global Equity Income N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.73	10.55	7.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3WT	Janus Henderson Global Life Sciences N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	7.64	12.78
Multisector Bond	06-3GW	Janus Henderson Multi-Sector Income N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.62	10.44	3.39
Foreign Blend	06-6CC	Janus Henderson Overseas N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.8	11.06	11.34	3.50
Small Cap Value	06-FCH	Janus Henderson Small Cap Value N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.57	13.42	8.23	6.85
Small Cap Growth	06-CYH	Janus Henderson Triton N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	14.78	9.24	8.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-3P3	Janus Henderson Venture N: Class N Investment Advisor: Janus Henderson Investors US LLC	0.67	16.28	10.44	8.46
Mgd Asset Allocation	06-3GN	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.37*	9.92	5.68	4.64
Mgd Asset Allocation	06-3H3	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.37*	10.67	6.09	4.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3H4	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.36*	11.14	6.65	5.38
Mgd Asset Allocation	06-3H6	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.35*	12.13	7.62	6.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3H7	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.33*	13.83	8.56	6.63
Mgd Asset Allocation	06-3H9	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	15.52	9.47	7.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3J3	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	16.82	10.27	7.65
Mgd Asset Allocation	06-3HF	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	17.98	10.74	7.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3HG	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.43	10.81	7.90
Mgd Asset Allocation	06-3HH	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.51	10.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3HJ	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.32*	18.46	10.81
Balanced	06-3TF	JHancock Balanced R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.62*	18.73	10.35	7.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3HM	JHancock Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.36*	6.65	1.95	2.61
Mid Cap Value	06-4TN	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Boston Partners Global Investors, Inc	0.75*	16.77	13.77	9.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3X7	JHancock ESG Core Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Breckinridge Capital Advisors, Inc.	0.46*	5.31	1.38
Foreign Blend	06-3X6	JHancock ESG International Equity R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Boston Common Asset Management, LLC	0.86*	12.01	6.90
Large Cap Blend	06-3X4	JHancock ESG Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Trillium Asset Management LLC	0.76*	21.66	14.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3VV	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.65*	32.65	16.31	10.92
Foreign Growth	06-64P	JHancock International Growth R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Wellington Management Company LLP	0.89	13.03	7.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3TG	JHancock Investment Grade Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.39*	6.18	1.34
Balanced	06-4FG	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	1.04	17.84	10.90	7.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4FC	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.93	13.83	7.95	5.75
Balanced	06-4F7	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.83	9.20	4.23	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4FF	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.98	16.25	9.62	6.77
Balanced	06-4F9	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Manulife Investment Management (US) LLC	0.87	11.58	6.16	4.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-3VT	JHancock U.S. Global Leaders Growth R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Subadvisor: Sustainable Growth Advisers, LP	0.77*	29.60	14.66	11.97
Intermediate Term Bond	06-6HY	JPMorgan Core Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	5.85	1.60	2.10
Intermediate Term Bond	06-3W6	JPMorgan Core Plus Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.38*	6.31	1.72	2.37
Diversified Emerging Markets	06-4CN	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Advisor: J.P. Morgan Investment Management, Inc.	0.79*	7.44	5.09	3.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-FXY	JPMorgan Equity Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	5.04	11.25	9.49
World Allocation	06-4FH	JPMorgan Global Allocation R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.66*	12.97	6.34
Multisector Bond	06-4GH	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.50*	7.00	4.08	3.66
Int Government Bond	06-FYF	JPMorgan Government Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.30*	4.43	0.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3W3	JPMorgan Income Builder R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.52*	9.43	5.01
Multisector Bond	06-4GJ	JPMorgan Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39	7.19	3.22
Large Cap Growth	06-3GJ	JPMorgan Large Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	34.95	21.19	15.67
Large Cap Value	06-3GF	JPMorgan Large Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	11.55	14.41	10.51
Mid Cap Growth	06-FYH	JPMorgan Mid Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.70*	23.35	15.76	11.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FYK	JPMorgan Mid Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.65*	11.38	11.14
Small Cap Blend	06-4MR	JPMorgan Small Cap Equity I: Class Inst Investment Advisor: J.P. Morgan Investment Management, Inc.	0.99*	11.90	10.63	8.45
Small Cap Growth	06-3JM	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Advisor: J.P. Morgan Investment Management, Inc.	0.74*	14.48	10.11	8.89
Small Cap Value	06-44Y	JPMorgan Small Cap Value R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.74*	13.29	10.67	6.44
Mgd Asset Allocation	06-46R	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	11.98	5.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-46T	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	13.58	6.74
Mgd Asset Allocation	06-46V	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.35*	15.59	7.83
Mgd Asset Allocation	06-46W	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39*	17.53	9.29
Mgd Asset Allocation	06-46X	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.40*	18.98	10.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-46Y	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.01	10.83
Mgd Asset Allocation	06-47C	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.42	10.85
Mgd Asset Allocation	06-47F	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41*	20.33	10.87
Mgd Asset Allocation	06-47G	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.40*	20.25	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	19.95
Mgd Asset Allocation	06-GGN	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	12.01	5.51	4.79
Mgd Asset Allocation	06-GGP	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	13.37	6.66	5.51
Mgd Asset Allocation	06-GGR	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	15.29	7.78	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GGT	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	17.05	8.90	6.83
Mgd Asset Allocation	06-GGV	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	18.43	9.74	7.32
Mgd Asset Allocation	06-GGW	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.52	10.33	7.59
Mgd Asset Allocation	06-GGX	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.77	10.42	7.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GGY	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.74	10.42	7.65
Mgd Asset Allocation	06-GHC	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.69	10.42
Mgd Asset Allocation	06-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	19.13
Mgd Asset Allocation	06-GHF	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19*	11.79	5.11	4.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-47H	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.34*	12.05	5.20
Large Cap Blend	06-4TC	JPMorgan US Equity R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44*	27.35	17.44	12.56
Small Cap Blend	06-FYN	JPMorgan US Small Company R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.72	14.66	11.15	7.57
Large Cap Value	06-GJJ	JPMorgan Value Advantage R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.55*	10.00	11.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FRN	Knights of Columbus Core Bond I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.50*	5.00	1.03
Foreign Blend	06-FRP	Knights of Columbus International Eq I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	1.10*	13.58	6.56
Large Cap Growth	06-FRR	Knights of Columbus Large Cap Growth I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.9	38.13	14.59
Large Cap Value	06-FRT	Knights of Columbus Large Cap Value I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	0.9	14.97	11.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-FRV	Knights of Columbus Small Cap I: Class Inst Investment Advisor: Knights of Columbus Asset Advisors LLC	1.05	16.24	10.06
Diversified Emerging Markets	06-4YN	Lazard Developing Markets Equity Instl: Class Inst Investment Advisor: Lazard Asset Management LLC	1.10*	9.64	3.12	1.62
Multisector Bond	06-3XN	Loomis Sayles Bond N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.6	8.12	2.22	2.17
Small Cap Growth	06-3JG	Loomis Sayles Small Cap Growth N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.83	12.06	10.13	8.41
Large Cap Value	06-3WF	Lord Abbett Affiliated R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.38	10.86	9.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-4F6	Lord Abbett Bond Debenture R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.5	7.17	3.56
Small Cap Growth	06-CYJ	Lord Abbett Developing Growth R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.58	8.82	9.34
Small Cap Value	06-4XK	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.97*	13.93
High Yield Bond	06-CYK	Lord Abbett High Yield R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.6	10.78	4.30
Intermediate Term Bond	06-3WG	Lord Abbett Income R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.47	8.95	2.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-36G	Lord Abbett International Opp R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.93	15.06	7.11
Mid Cap Value	06-4GK	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.67	15.95	11.20
Intermediate Term Bond	06-3RJ	Lord Abbett Total Return R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.35	6.49	1.47
Mid Cap Blend	06-FYP	Lord Abbett Value Opportunities R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.8	17.12	10.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-3HY	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Advisor: New York Life Investment Management LLC Subadvisor: Winslow Capital Management, LLC	0.63*	43.09	17.74	13.61
Large Cap Value	06-6NH	MainStay WMC Value R6: Class Retirement Investment Advisor: New York Life Investment Management LLC Subadvisor: Wellington Management Company LLP	0.7	9.40
Small Cap Growth	06-4TW	MassMutual Small Cap Gr Eq I: Class Inst Investment Advisor: MML Investment Advisers, LLC Subadvisor: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.87	16.93	12.74	9.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4TX	MassMutual Total Return Bond I: Class Inst Investment Advisor: MML Investment Advisers, LLC Subadvisor: Metropolitan West Asset Management, LLC.	0.33*	5.78	1.36	1.80
Intermediate Term Bond	06-47P	TCW MetWest Total Return Bd Plan: Class Other Investment Advisor: Metropolitan West Asset Management, LLC.	0.37	6.07	1.31	1.91
Large Cap Blend	06-3W7	MFS Core Equity R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.57*	23.27	15.29	11.75
Emerging Market Bond	06-CYM	MFS Emerging Markets Debt R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.70*	10.59	2.60	3.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4TK	MFS Global Opportunistic Bd R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.60*	8.89	2.59	1.62
Specialty	06-4FM	MFS Global Real Estate R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.85*	11.38	6.44	6.39
Large Cap Growth	06-CYN	MFS Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.50*	36.25	16.10	13.04
Foreign Growth	06-49X	MFS International Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.71*	14.96	9.57	6.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Growth	06-CYR	MFS International Intrinsic Value R6: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.67*	18.05	8.86	7.22
Foreign Small/Mid Eqty	06-CYP	MFS International New Discovery R6: Class Retirement*** Investment Advisor: Massachusetts Financial Services Company	0.92*	13.18	5.58	4.61
Foreign Blend	06-3MF	MFS Intl Diversification R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.73*	14.44	8.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-CYT	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.37	24.46	17.11	13.14
Mid Cap Growth	06-GNF	MFS Mid Cap Growth R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.66*	21.50	13.25	11.02
Mid Cap Value	06-CYV	MFS Mid Cap Value R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.62*	12.92	13.09	8.85
Specialty	06-CYW	MFS Technology R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.80*	54.42	17.56	15.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3TH	MFS Total Return Bond R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.36*	7.44	1.96	2.25
Balanced	06-3JR	MFS Total Return R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.4	10.66	8.77	6.75
Specialty	06-39X	MFS Utilities R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.66*	-1.91	8.53	6.59
Large Cap Value	06-CYX	MFS Value R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.44*	8.29	11.64	8.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-47R	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Geneva Capital Management, LLC	0.78	24.13	13.63	9.78
Small Cap Growth	06-47T	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Geneva Capital Management, LLC	0.84	18.47	11.42	9.49
Specialty	06-4MT	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Advisor: Nationwide Fund Advisors Subadvisor: Mellon Investments Corporation	0.31	33.57	17.12	14.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-4FW	Neuberger Berman High Income Bond R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.61	11.59	4.65	3.65
Small Cap Blend	06-47J	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85	13.98
Large Cap Value	06-4XP	Neuberger Berman Large Cap Value R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.52	-1.51
Small Cap Growth	06-3XP	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.81*	10.22	11.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Multisector Bond	06-64R	Neuberger Berman Strategic Income R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.50*	10.14	3.92	3.31
Large Cap Blend	06-3R7	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Advisor: Neuberger Berman Investment Advisers LLC	0.6	27.13	14.17	10.27
Large Cap Blend	06-49V	Northern US Quality ESG K: Class Other Investment Advisor: Northern Trust Investments Inc	0.39*	25.22	16.08
Mid Cap Growth	06-3KX	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.83*	20.34	11.56	8.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3JK	Nuveen Mid Cap Value 1 R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.79*	14.67	12.73
Specialty	06-FYR	Nuveen Real Estate Securities R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.85*	11.66	7.09	7.48
Small Cap Value	06-FYT	Nuveen Small Cap Value R6: Class Retirement Investment Advisor: Nuveen Fund Advisors, LLC. Subadvisor: Nuveen Asset Management, LLC	0.81*	12.02	8.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3XM	Oakmark Equity and Income Institutional: Class Inst Investment Advisor: Harris Associates L.P.	0.59	17.67	10.25
Diversified Emerging Markets	06-47V	Parametric Emerging Markets R6: Class Retirement Investment Advisor: Eaton Vance Management Subadvisor: Parametric Portfolio Associates LLC	1.18*	9.82	3.47
Specialty	06-FCX	PGIM Global Real Estate R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79	11.43	4.62	4.47
World Bond	06-3XW	PGIM Global Total Return R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.54	9.68	-0.01	1.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-FCY	PGIM High Yield R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income;PGIM Limited;	0.38	12.31	5.39	4.83
Large Cap Growth	06-GNJ	PGIM Jennison Focused Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.67*	52.84	16.52	13.36
World Stock	06-4R9	PGIM Jennison Global Opportunities R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.83	41.68	16.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-4Y6	PGIM Jennison Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.58	53.32	18.27
Specialty	06-FFC	PGIM Jennison Health Sciences R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.77	12.75	12.67
Mid Cap Growth	06-FFF	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.6	20.74	15.18	9.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FFG	PGIM Jennison Natural Resources R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.82	-1.73	15.51	1.92
Small Cap Growth	06-GJN	PGIM Jennison Small Company R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: Jennison Associates LLC	0.69	12.02	14.25	9.24
Mid Cap Value	06-GCF	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.73*	11.77	9.09	6.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-GJP	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Quantitative Solutions LLC	0.68*	17.07	11.26
High Yield Bond	06-6PV	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income	0.70*	11.23	5.31
Intermediate Term Bond	06-FFH	PGIM Total Return Bond R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Limited	0.39*	7.78	1.73	2.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3FC	PIMCO All Asset Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	1.40*	8.56	6.19	4.31
Specialty	06-6NP	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.81*	-0.75	13.83	1.82
Specialty	06-GNG	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.99*	-7.36	8.78	-0.61
Specialty	06-4YF	PIMCO Extended Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	3.02	2.65	-2.80	3.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Bond	06-4CM	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.61	7.20	2.94	3.41
Int Government Bond	06-49W	PIMCO GNMA and Government Secs Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.34	6.32	0.71	1.55
High Yield Bond	06-FCJ	PIMCO High Yield Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.57	12.75	4.85	4.21
Multisector Bond	06-FCK	PIMCO Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.62	9.32	3.40	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6FR	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.66	6.69	-0.58	0.13
World Bond	06-3MJ	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.63	9.49	2.04	3.45
Intermediate Term Bond	06-GNH	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.04	8.35	2.17	3.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4Y7	PIMCO Long Duration Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.73	7.58	1.38	3.64
Specialty	06-4Y9	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.99	10.01	2.57	4.37
Specialty	06-4YC	PIMCO Long-Term US Government Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.05	3.38	-1.28	2.15
Short Term Bond	06-4R7	PIMCO Low Duration Instl: Class Inst** Investment Advisor: Pacific Investment Management Company, LLC	0.48	5.31	1.39	1.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-4YH	PIMCO Moderate Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.49	5.87	1.85	1.91
Small Cap Value	06-6JG	PIMCO RAE US Small Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Subadvisor: Research Affiliates LLC	0.50*	20.06	15.61
Inflation-Protec Bond	06-FCM	PIMCO Real Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.67	3.74	3.28	2.38
Mgd Asset Allocation	06-49F	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47	11.87	7.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-49G	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.39	13.70	8.00
Mgd Asset Allocation	06-49H	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.32	15.86	9.05
Mgd Asset Allocation	06-49J	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.26	17.25	9.78
Mgd Asset Allocation	06-49K	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.2	18.41	10.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-49M	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.16	19.13	10.68
Mgd Asset Allocation	06-49N	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15	19.55	10.74
Mgd Asset Allocation	06-6FF	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15	19.92
Mgd Asset Allocation	06-49P	PIMCO RealPath Blend Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	10.87	6.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-4K3	PIMCO StocksPLUS® Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	26.52	14.95	11.55
Foreign Blend	06-3WR	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.9	20.86	11.50	7.95
Balanced	06-4YG	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	1.71	27.90	13.60	13.51
Small Cap Blend	06-4K4	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.75	17.08	9.06	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FCN	PIMCO Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.49	6.30	1.31	1.93
Balanced	06-3WW	Pioneer Balanced ESG K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.67	15.99	9.58
Intermediate Term Bond	06-FCP	Pioneer Bond K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.36	7.05	2.01	2.51
Large Cap Value	06-FCR	Pioneer Equity Income K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.66	7.75	9.54	8.53
Large Cap Growth	06-FCT	Pioneer Fundamental Growth K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.67	33.22	17.60	13.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6FH	Pioneer K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.61*	29.06
Mid Cap Growth	06-FCV	Pioneer Select Mid Cap Growth K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.66	19.06	10.56
Multisector Bond	06-FCW	Pioneer Strategic Income K: Class Retirement Investment Advisor: Amundi Asset Management US, Inc.	0.60*	8.96	3.09	3.14
Large Cap Growth	06-4XN	Principal Blue Chip R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.57*	39.96	17.89
Intermediate Term Bond	06-3JJ	Principal Core Fixed Income R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.38	5.84	1.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-3JP	Principal Global Real Estate Sec R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Principal Real Estate Investors LLC	0.88	10.91	3.79
Large Cap Growth	06-3JH	Principal LargeCap Growth I R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59*	40.60	15.74
Mid Cap Growth	06-6H4	Principal MidCap R6: Class Retirement*** Investment Advisor: Principal Global Investors LLC	0.59	25.97	15.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-3RN	Principal MidCap S&P 400 Index R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.16	16.33	12.47
Specialty	06-3CP	Principal Real Estate Securities Fd R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Principal Real Estate Investors LLC	0.8	13.39	8.56
Small Cap Growth	06-3RP	Principal SmallCap Growth I R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Emerald Advisers, LLC;Brown Advisory LLC;AllianceBernstein L.P.;	0.86*	16.65	11.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-4TV	Principal SmallCap S&P 600 Index R6: Class Retirement Investment Advisor: Principal Global Investors LLC	0.16	15.86	10.82
Small Cap Value	06-6M7	Principal SmallCap Value II R6: Class Retirement Investment Advisor: Principal Global Investors LLC Subadvisor: Hotchkis and Wiley Capital Mgmt LLC;Vaughan Nelson Invstmnt Mgmt, L.P.;	0.94*	20.15	13.02
Mgd Asset Allocation	06-44J	PGIM Target Date 2015 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	9.40	5.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44K	PGIM Target Date 2020 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	10.21	6.44
Mgd Asset Allocation	06-44M	PGIM Target Date 2025 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	11.20	7.04
Mgd Asset Allocation	06-44N	PGIM Target Date 2030 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	12.64	8.20
Mgd Asset Allocation	06-44P	PGIM Target Date 2035 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	14.73	9.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44R	PGIM Target Date 2040 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	16.13	9.91
Mgd Asset Allocation	06-44T	PGIM Target Date 2045 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	17.23	10.42
Mgd Asset Allocation	06-44V	PGIM Target Date 2050 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.24	10.68
Mgd Asset Allocation	06-44W	PGIM Target Date 2055 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.54	10.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-44X	PGIM Target Date 2060 R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	18.78	11.01
Mgd Asset Allocation	06-44G	PGIM Target Date Income R6: Class Retirement Investment Advisor: PGIM Investments LLC Subadvisor: PGIM DC Solutions LLC	0.25*	9.03	5.36
Intermediate Term Bond	06-GNK	Putnam Diversified Income R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.67	5.09	1.44	1.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNN	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.63	17.96	8.55	6.75
Balanced	06-GNT	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.68	11.50	4.64	4.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GNX	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC;	0.7	21.21	10.48	7.83
Diversified Emerging Markets	06-64J	Putnam Emerging Markets Equity R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Co LLC;Putnam Investments Limited, a Franklin Templeton company;	0.83*	12.42	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6PT	Putnam Global Health Care R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company;	0.72	9.40
Large Cap Growth	06-GCG	Putnam Large Cap Growth R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.54	44.71	18.79	14.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-36H	Putnam Large Cap Value R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.55	15.75	14.69	10.53
Small Cap Growth	06-6N4	Putnam Small Cap Growth R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.85	23.38	15.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3XC	Putnam Sustainable Future R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.68	29.13	12.67
Large Cap Growth	06-3XG	Putnam Sustainable Leaders R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company	0.58	26.67	16.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-GCH	Russell Inv Emerging Markets R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.04*	8.55	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-FFM	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.92*	10.48	3.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-GCJ	Russell Inv Investment Grade Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35*	5.19	1.06
Intermediate Term Bond	06-GCK	Russell Inv Strategic Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited;	0.47*	4.39	1.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Blend	06-GCM	Russell Inv US Small Cap Equity R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;	0.92*	13.69	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3TT	State Street Target Retirement 2020 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	11.51	6.82
Mgd Asset Allocation	06-3TV	State Street Target Retirement 2025 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	13.68	8.12
Mgd Asset Allocation	06-3TW	State Street Target Retirement 2030 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	15.74	8.99
Mgd Asset Allocation	06-3VR	State Street Target Retirement 2035 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	16.93	9.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3TY	State Street Target Retirement 2040 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	17.82	10.01
Mgd Asset Allocation	06-3V3	State Street Target Retirement 2045 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	18.56	10.42
Mgd Asset Allocation	06-3V4	State Street Target Retirement 2050 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.36	10.72
Mgd Asset Allocation	06-3V6	State Street Target Retirement 2055 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.45	10.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-3V7	State Street Target Retirement 2060 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	19.45	10.72
Mgd Asset Allocation	06-64F	State Street Target Retirement 2065 K: Class Other Investment Advisor: SSGA Funds Management Inc	0.09*	19.43
Mgd Asset Allocation	06-3V9	State Street Target Retirement K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09*	10.77	5.72
Large Cap Growth	06-3CY	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	29.19	19.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FFN	T. Rowe Price Blue Chip Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.57	49.55	13.73
Balanced	06-4GM	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.59*	18.98	12.93
Specialty	06-4GN	T. Rowe Price Comm & Tech I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	39.39	13.43
Mid Cap Growth	06-4TR	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	21.04	13.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-3W9	T. Rowe Price Dividend Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.5	13.79	14.07
Diversified Emerging Markets	06-4PK	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Singapore Private Ltd	0.99	2.30	1.00
Large Cap Value	06-FFP	T. Rowe Price Equity Income I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.56	9.75	11.44
Specialty	06-GPC	T. Rowe Price Financial Services I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.80*	15.11	14.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Allocation	06-47W	T. Rowe Price Global Allocation I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited;	0.81*	14.00	7.91
World Bond	06-64T	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd;	0.49*	12.36	2.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4GP	T. Rowe Price Global Technology I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.79	56.25	12.60
Large Cap Growth	06-FFR	T. Rowe Price Growth Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.53	45.44	13.48
Specialty	06-4GC	T. Rowe Price Health Sciences I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.67	3.22	11.62
Foreign Small/Mid Eqty	06-63M	T. Rowe Price International Discovery: Class Inv Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.23	13.14	7.91	6.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-FFT	T. Rowe Price International Value Eq I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	0.68*	19.40	8.80
Mid Cap Growth	06-FFV	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.63	20.26	11.96
Mid Cap Value	06-FFW	T. Rowe Price Mid-Cap Value I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.68	18.89	13.38
Specialty	06-4GR	T. Rowe Price New Era I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.56	1.27	9.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-3XK	T. Rowe Price New Horizons I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	21.49	12.87
Foreign Blend	06-3RR	T. Rowe Price Overseas Stock I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Ltd	0.67	16.56	8.33
Specialty	06-GFP	T. Rowe Price Real Estate I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.64	13.38	6.21
Balanced	06-FFX	T. Rowe Price Retirement Balanced I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc.	0.34	11.57	6.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-GCN	T. Rowe Price Retirement I 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	12.06	6.13
Mgd Asset Allocation	06-GCP	T. Rowe Price Retirement I 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	12.55	6.60
Mgd Asset Allocation	06-FFY	T. Rowe Price Retirement I 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.35	13.06	7.15
Mgd Asset Allocation	06-FGF	T. Rowe Price Retirement I 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37	13.65	7.79
Mgd Asset Allocation	06-FGG	T. Rowe Price Retirement I 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.38	14.71	8.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FGH	T. Rowe Price Retirement I 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.4	16.54	9.40
Mgd Asset Allocation	06-FGJ	T. Rowe Price Retirement I 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42	18.32	10.20
Mgd Asset Allocation	06-FGK	T. Rowe Price Retirement I 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43	19.80	10.87
Mgd Asset Allocation	06-FGM	T. Rowe Price Retirement I 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44	20.63	11.33
Mgd Asset Allocation	06-FGN	T. Rowe Price Retirement I 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45	20.92	11.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FGP	T. Rowe Price Retirement I 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	20.93	11.37
Mgd Asset Allocation	06-FGR	T. Rowe Price Retirement I 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	20.95	11.38
Mgd Asset Allocation	06-64G	T. Rowe Price Retirement I 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46	21.00
Small Cap Growth	06-4GT	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management,Inc.	0.77	17.56	12.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-4MP	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;	0.64*	18.23	9.40
Large Cap Value	06-4GV	T. Rowe Price Value I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.57*	12.27	12.62
Foreign Value	06-GCR	Templeton Foreign R6: Class Retirement Investment Advisor: Templeton Global Advisors Limited	0.74*	20.36	6.79	2.71
World Bond	06-FGT	Templeton Global Bond R6: Class Retirement Investment Advisor: Franklin Advisers, Inc.	0.55*	2.72	-2.20	-0.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-4GW	Thornburg Developing World R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.94*	6.72	4.38	2.07
Foreign Blend	06-GPF	Thornburg International Equity R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.70*	16.26	10.68	5.18
Foreign Growth	06-4GX	Thornburg International Growth R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.89*	18.53	7.43	3.75
World Allocation	06-39W	Thornburg Investment Income Builder R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.84*	18.24	9.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Bond	06-GCV	Thornburg Limited Term Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.42*	6.56	2.31
Multisector Bond	06-4XJ	Thornburg Strategic Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.53*	7.77	4.01
Intermediate Term Bond	06-FGV	Nuveen Bond Index R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.07	5.64	0.95	1.68
Intermediate Term Bond	06-GCW	Nuveen Core Impact Bond R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37	6.04	1.06	2.30
Intermediate Term Bond	06-3F4	Nuveen Core Plus Bond R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.3	7.03	1.80	2.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-FGW	Nuveen Core Equity R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.41	32.79	15.28	11.35
Foreign Blend	06-FGX	Nuveen International Eq Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	18.20	8.25	4.40
Foreign Growth	06-6H3	Nuveen International Opps R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.61	15.42	9.26	4.92
Large Cap Growth	06-FGY	Nuveen Large Cap Gr Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	42.63	19.44	14.80
Large Cap Value	06-FHC	Nuveen Large Cap Value Idx R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.05	11.47	10.88	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-36J	Nuveen Lifecycle 2010 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37*	11.00	5.94	4.89
Mgd Asset Allocation	06-36K	Nuveen Lifecycle 2015 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.38*	11.08	6.32	5.17
Mgd Asset Allocation	06-36M	Nuveen Lifecycle 2020 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.39*	12.06	6.83	5.53
Mgd Asset Allocation	06-36N	Nuveen Lifecycle 2025 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.41*	13.15	7.61	6.01
Mgd Asset Allocation	06-36P	Nuveen Lifecycle 2030 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.42*	14.59	8.48	6.50
Mgd Asset Allocation	06-36R	Nuveen Lifecycle 2035 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43*	16.38	9.38	7.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-36T	Nuveen Lifecycle 2040 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.44*	18.39	10.34	7.53
Mgd Asset Allocation	06-36V	Nuveen Lifecycle 2045 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	19.47	11.08	7.90
Mgd Asset Allocation	06-36W	Nuveen Lifecycle 2050 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.03	11.28	8.01
Mgd Asset Allocation	06-37C	Nuveen Lifecycle 2055 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.25	11.37	8.08
Mgd Asset Allocation	06-36Y	Nuveen Lifecycle 2060 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.46	11.53
Mgd Asset Allocation	06-64H	Nuveen Lifecycle 2065 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.45*	20.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FHF	Nuveen Lifecycle Index 2010 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	11.42	5.99	4.96
Mgd Asset Allocation	06-FHG	Nuveen Lifecycle Index 2015 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	12.24	6.51	5.32
Mgd Asset Allocation	06-FHH	Nuveen Lifecycle Index 2020 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	13.07	7.03	5.71
Mgd Asset Allocation	06-FHJ	Nuveen Lifecycle Index 2025 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	14.19	7.82	6.25
Mgd Asset Allocation	06-FHK	Nuveen Lifecycle Index 2030 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	15.55	8.66	6.80
Mgd Asset Allocation	06-FHM	Nuveen Lifecycle Index 2035 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	17.25	9.57	7.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FHN	Nuveen Lifecycle Index 2040 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	18.98	10.52	7.96
Mgd Asset Allocation	06-FHP	Nuveen Lifecycle Index 2045 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.07	11.29	8.36
Mgd Asset Allocation	06-FHR	Nuveen Lifecycle Index 2050 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.54	11.47	8.49
Mgd Asset Allocation	06-FHT	Nuveen Lifecycle Index 2055 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.76	11.60	8.58
Mgd Asset Allocation	06-FHV	Nuveen Lifecycle Index 2060 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	20.91	11.73
Mgd Asset Allocation	06-4XR	Nuveen Lifecycle Index 2065 R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	21.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FHW	Nuveen Lifecycle Index Ret Inc R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.10*	11.90	6.05	4.91
Balanced	06-36X	Nuveen Lifecycle Retire Income R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37*	10.81	5.87	4.77
Balanced	06-3CK	Nuveen Lifestyle Aggressive Gr R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.63*	22.73	12.14	8.35
Balanced	06-3CG	Nuveen Lifestyle Conservative R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.49*	12.71	6.08	4.76
Balanced	06-3CJ	Nuveen Lifestyle Growth R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.58*	19.45	10.14	7.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-3CF	Nuveen Lifestyle Income R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.43*	9.24	4.01	3.37
Balanced	06-3CH	Nuveen Lifestyle Moderate R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.54*	16.18	8.13	6.11
Specialty	06-3MH	Nuveen Real Estate Sec Sel R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.48	12.19	8.17	8.36
Large Cap Blend	06-GCX	Nuveen Large Cap Responsible Eq R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.18	22.49	15.05	11.00
Foreign Blend	06-GCY	Nuveen International Res Eq R6: Class Retirement Investment Advisor: Teachers Advisors LLC	0.37	19.25	9.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-GPG	Touchstone Focused Instl: Class Inst Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.85*	25.17	15.63	10.48
Large Cap Blend	06-3GK	Touchstone Large Cap Focused Instl: Class Inst Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.71*	25.37	16.14
Mid Cap Growth	06-GPJ	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	0.88*	24.71	14.31	10.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4Y4	Touchstone Mid Cap Growth R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: Westfield Capital Management Company, LP	0.79*	24.82
Mid Cap Blend	06-6PW	Touchstone Mid Cap R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: London Company of Virginia	0.81*	27.64
Small Cap Blend	06-4PF	Touchstone Small Company R6: Class Retirement Investment Advisor: Touchstone Advisors Inc Subadvisor: Fort Washington Investment Advisors Inc	0.80*	16.35	12.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-4FX	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc. Subadvisor: Fuller & Thaler Asset Management Inc	0.80*	14.57	14.26	9.53
Large Cap Blend	06-FHY	Vanguard 500 Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.04	26.24	15.65	11.99
Balanced	06-FJC	Vanguard Balanced Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	17.58	9.61	7.73
Specialty	06-4XX	Vanguard Commodity Strategy Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.21	-7.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-4Y3	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	40.40	16.53	12.34
Specialty	06-4XY	Vanguard Consumer Staples Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	2.37	10.58	8.33
Foreign Blend	06-FJF	Vanguard Developed Markets Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	17.67	8.36	4.54
Large Cap Blend	06-4CY	Vanguard Dividend Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.3	8.10	13.50	10.76

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Diversified Emerging Markets	06-FJG	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.14	9.21	4.66	2.98
Specialty	06-FJH	Vanguard Energy Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.38	8.85	6.19	0.37
Specialty	06-6N6	Vanguard Energy Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	0.03	13.27	2.66
Large Cap Value	06-FJJ	Vanguard Equity-Income Adm: Class Inst Investment Advisor: Wellington Management Company LLP;The Vanguard Group, Inc;	0.18	7.76	11.85	9.70
Europe Stock	06-4PP	Vanguard European Stock Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.13	20.00	9.16	4.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-FJK	Vanguard Explorer Adm: Class Inst Investment Advisor: ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Wellington Management Company LLP;Stephens Investment Management, LLC;ClearBridge Investments, LLC.;The Vanguard Group;	0.34	19.90	13.12	9.58
Mid Cap Blend	06-FJM	Vanguard Extended Market Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.06	25.38	11.91	8.54
Specialty	06-4G7	Vanguard Financials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	14.08	11.79	9.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Blend	06-3CC	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12	15.57	7.40	4.13
Large Cap Blend	06-3WM	Vanguard FTSE Social Index Admiral: Class Inst Investment Advisor: The Vanguard Group	0.14	31.79
Int Government Bond	06-GFM	Vanguard GNMA Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.11	5.26	0.46	1.52
Large Cap Blend	06-4MV	Vanguard Growth & Income Adm: Class Inst Investment Advisor: D.E. Shaw Investment Management LLC;Los Angeles Capital Management LLC;Wellington Management Company LLP;	0.22	24.76	15.39	11.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FJN	Vanguard Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	46.77	19.16	13.97
Specialty	06-FJP	Vanguard Health Care Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.29	5.48	10.60	10.21
Specialty	06-4MW	Vanguard Health Care Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	2.48	10.97	11.04
Large Cap Value	06-4MX	Vanguard High Dividend Yield Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.08	6.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

High Yield Bond	06-FJR	Vanguard High-Yield Corporate Adm: Class Inst Investment Advisor: Wellington Management Company LLP;The Vanguard Group;	0.13	11.74	5.21	4.43
Specialty	06-4XW	Vanguard Industrials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	22.38	14.59	10.04
Inflation-Protec Bond	06-GFC	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	3.79	3.02	2.33
Specialty	06-4G9	Vanguard Information Technology Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	52.68	24.89	19.67
Intermediate Term Bond	06-FJT	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	6.07	1.67	2.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FJV	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	8.61	2.46	2.74
Int Government Bond	06-FJW	Vanguard Interm-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	4.18	1.03	1.52
Foreign Growth	06-3F6	Vanguard International Growth Adm: Class Inst Investment Advisor: Baillie Gifford Overseas Limited;Schroder Investment Management North America Inc.;	0.31	14.81	10.62	7.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Value	06-4XG	Vanguard International Value Inv: Class Inv Investment Advisor: Sprucegrove Investment Management Ltd;Lazard Asset Management LLC;ARGA Investment Management, LP;	0.38	16.15	7.77	3.78
Foreign Value	06-64K	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Advisor: Vanguard Group Inc	0.22	16.83	8.01
Int Government Bond	06-3C9	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	4.39	0.76	1.36
Balanced	06-FJX	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.12	12.48	5.52	4.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-FJX	MF Vanguard LifeStrategy Conserv Grw: Class Other Investment Advisor: Vanguard Advisers Inc	0.12	12.48	5.52	4.77
Balanced	06-FJY	Vanguard LifeStrategy Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.14	18.55	9.83	7.36
Balanced	06-FKC	Vanguard LifeStrategy Income Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.11	9.48	3.27	3.36
Balanced	06-FKF	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Advisor: Vanguard Group Inc	0.13	15.49	7.68	6.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-GJY	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc;Wellington Management Company LLP;	0.12	9.38	2.06	3.85
Specialty	06-4PT	Vanguard Long-Term Treasury Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	3.41	-1.22	2.31
Specialty	06-FKG	Vanguard Materials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	13.69	13.52	8.33
Mid Cap Growth	06-FKH	Vanguard Mid Cap Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP;Frontier Capital Management Company, LLC;	0.35	24.08	10.90	8.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-FKJ	Vanguard Mid Cap Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	15.98	12.71	9.41
Mid Cap Growth	06-3YP	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	23.14	13.70	10.12
Mid Cap Value	06-3YN	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	9.76	11.31	8.49
Specialty	06-FKK	Vanguard Real Estate Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12	11.81	7.33	7.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FKM	Vanguard Selected Value Inv: Class Inv Investment Advisor: Cooke & Bieler LP;Donald Smith & Co Inc;Pzena Investment Management LLC (US);	0.38	25.33	15.23	8.78
Short Term Bond	06-4YJ	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.07	4.87	1.47	1.35
Short Term Gov Bond	06-3CR	Vanguard Short-Term Federal Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	3.91	1.30	1.20
Short Term Bond	06-4N9	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	6.17	2.13	1.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Short Term Gov Bond	06-4PR	Vanguard Short-Term Treasury Adm: Class Inst** Investment Advisor: Vanguard Group Inc	0.1	3.61	1.14	1.01
Small Cap Growth	06-FKP	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	21.41	10.54	7.86
Small Cap Blend	06-FKR	Vanguard Small Cap Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	18.20	11.70	8.43
Small Cap Value	06-FKN	Vanguard Small Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	15.99	11.85	8.49
Mid Cap Blend	06-4MY	Vanguard Strategic Equity Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.17	19.21	13.97	9.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FKW	Vanguard Target Retirement 2020 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	12.51	6.61	5.52
Mgd Asset Allocation	06-FKX	Vanguard Target Retirement 2025 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	14.55	7.56	6.10
Mgd Asset Allocation	06-FKY	Vanguard Target Retirement 2030 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	16.03	8.37	6.58
Mgd Asset Allocation	06-FMC	Vanguard Target Retirement 2035 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	17.14	9.17	7.06
Mgd Asset Allocation	06-FMF	Vanguard Target Retirement 2040 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	18.34	9.99	7.52
Mgd Asset Allocation	06-FMG	Vanguard Target Retirement 2045 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	19.48	10.76	7.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-FMH	Vanguard Target Retirement 2050 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.17	10.93	7.99
Mgd Asset Allocation	06-FMJ	Vanguard Target Retirement 2055 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.16	10.92	7.97
Mgd Asset Allocation	06-FMK	Vanguard Target Retirement 2060 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.18	10.92	7.97
Mgd Asset Allocation	06-34V	Vanguard Target Retirement 2065 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.15	10.91
Mgd Asset Allocation	06-6MJ	Vanguard Target Retirement 2070 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	20.24
Mgd Asset Allocation	06-FMM	Vanguard Target Retirement Income Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08	10.74	4.83	4.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-FMN	Vanguard Total Bond Market Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	5.70	1.11	1.79
World Bond	06-FMP	Vanguard Total Intl Bd Idx Admiral™: Class Inst Investment Advisor: Vanguard Group Inc	0.11	8.83	0.88	2.40
Foreign Blend	06-FMR	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11	15.52	7.34	4.09
Large Cap Blend	06-FMT	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.04	26.01	15.07	11.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-FMV	Vanguard US Growth Admiral™: Class Inst Investment Advisor: Baillie Gifford Overseas Limited;Wellington Management Company LLP;Jennison Associates LLC;	0.2	45.31	15.91	13.00
Specialty	06-4N7	Vanguard Utilities Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-7.45	6.36	8.55
Large Cap Value	06-FMW	Vanguard Value Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05	9.24	11.73	9.72
Balanced	06-GCT	Vanguard Wellesley® Income Admiral™: Class Inst Investment Advisor: Wellington Management Company LLP	0.16	7.10	5.99	5.48

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Balanced	06-GFF	Vanguard Wellington™ Admiral™: Class Inst Investment Advisor: Wellington Management Company LLP	0.17	14.43	9.66	7.96
Large Cap Value	06-4V3	Vanguard Windsor™ II Admiral™: Class Inst Investment Advisor: Lazard Asset Management LLC;Hotchkis and Wiley Capital Mgmt LLC;Sanders Capital, LLC;Aristotle Capital Management, LLC;	0.26	21.07	14.96	10.14
Intermediate Term Bond	06-4NT	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.42*	7.53	3.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-3RF	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.60*	12.91	12.89
Small Cap Value	06-3JN	Victory Integrity Small-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.96	17.80	12.71	7.66
Foreign Blend	06-4NW	Victory International R6: Class Retirement Investment Advisor: Victory Capital Management Inc. Subadvisor: Wellington Management Company LLP	0.61*	17.66	8.11
Large Cap Growth	06-4NV	Victory Nasdaq 100 Index R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.3	54.63	22.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-33C	Victory RS Small Cap Growth R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.05	20.23	5.34
Diversified Emerging Markets	06-3R9	Victory Sophus Emerging Markets R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.89*	11.44	3.87
Mid Cap Value	06-FMX	Victory Sycamore Established Value R6: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	0.54	10.35	14.62
Small Cap Value	06-FMY	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Advisor: Victory Capital Management Inc.	0.85	11.52	11.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-GFH	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.03	15.30	7.94	5.50
Foreign Blend	06-3RC	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.55*	19.56	7.26
Large Cap Value	06-FFJ	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.72*	15.09	11.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-FFK	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Ceredex Value Advisors LLC	0.79*	11.21	10.37
Specialty	06-4PH	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & PheLPs Investment Management Co	0.79*	11.51	8.93
Small Cap Growth	06-64N	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC	0.99	20.50	12.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Value	06-4NN	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.60*	16.71	11.08
Small Cap Value	06-CPJ	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: NFJ Investment Group LLC - Dallas	0.77*	23.56	9.15	4.84
Specialty	06-47K	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.52*	12.11	4.75

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-3CX	Virtus Seix Total Return Bond R6: Class Retirement Investment Advisor: Virtus Fund Advisers, LLC Subadvisor: Virtus Fixed Income Advisers, LLC	0.31*	4.81	1.39
Small Cap Blend	06-3YT	Virtus Small-Cap R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc.	0.84*	14.16	10.20
Diversified Emerging Markets	06-3N4	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Advisor: Virtus Investment Advisers, Inc.	0.98*	0.64
Intermediate Term Bond	06-4NR	Voya Intermediate Bond R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.3	7.07	1.62	2.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Value	06-6N7	Voya Large Cap Value R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.74*	13.76	12.99	8.72
Small Cap Growth	06-6JT	Voya Small Cap Growth R6: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	0.84*	20.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Intermediate Term Bond	06-GFJ	Western Asset Core Plus Bond IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42	6.91	0.93	2.36
Mid Cap Growth	06-3TP	William Blair Small-Mid Cap Growth I: Class Inst Investment Advisor: William Blair Investment Management, LLC	0.99*	17.93	11.30	10.10
Large Cap Growth	06-6RH	Alger Focus Equity Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.58*	44.68	16.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Subadvisor: SSI Investment Management LLC	1.32*	8.05
Foreign Growth	06-6RJ	American Funds International Vntg R-6: Class Retirement Investment Advisor: Capital Research and Management Company	0.54*	16.32
Short Term Bond	06-6RR	Baird Ultra Short Bond Institutional: Class Inst** Investment Advisor: Robert W. Baird & Co. Incorporated	0.15*	10.73	3.26	2.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-6TR	ClearBridge Mid Cap IS: Class Inst Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.76*	13.90	11.40	7.48
Small Cap Growth	06-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Advisor: Columbia Management Investment Advisers	0.84*	26.39	13.48	10.26
Intermediate Term Bond	06-6RK	Dodge & Cox Income X: Class Other Investment Advisor: Dodge & Cox	0.33*	7.76
Mgd Asset Allocation	06-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.15*	19.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Blend	06-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Resources Inc;Great-West Lifeco Inc;	0.64	28.10	17.14
Small Cap Growth	06-6RT	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.66	21.35	11.61
Mgd Asset Allocation	06-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34
Mgd Asset Allocation	06-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.35
Mgd Asset Allocation	06-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37
Mgd Asset Allocation	06-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.38
Mgd Asset Allocation	06-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.4
Mgd Asset Allocation	06-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43
Mgd Asset Allocation	06-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44
Mgd Asset Allocation	06-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45
Mgd Asset Allocation	06-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46
Mgd Asset Allocation	06-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mgd Asset Allocation	06-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46
Balanced	06-6TM	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34
Foreign Value	06-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.54
Large Cap Growth	06-194	Alger Capital Appreciation Instl I: Class Inst*** Investment Advisor: Fred Alger Management, LLC	1.25	42.88	14.90	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Blend	06-081	Ave Maria Value: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.94	3.52	11.55	6.23
Foreign Growth	06-296	American Funds Europacific Growth R5: Class Retirement*** Investment Advisor: Capital Research and Management Company	0.52	15.97	7.98	4.85
Large Cap Growth	06-082	Ave Maria Growth: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.92	30.29	14.38	11.12
Large Cap Blend	06-084	Ave Maria Rising Dividend: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.92	13.19	12.79	9.18
World Stock	06-085	Ave Maria World Equity: Class Other Investment Advisor: Schwartz Investment Counsel Inc	1.05	24.96	10.26	6.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Foreign Small/Mid Eqty	06-692	Columbia Acorn International Inst: Class Inst Investment Advisor: Columbia Wanger Asset Management LLC	0.99	19.57	6.00	3.22
Emerging Market Bond	06-444	Columbia Emerging Markets Bond Inst: Class Inst*** Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.89	10.57	1.86	2.52
Specialty	06-443	Columbia Seligman Tech & Info Inst: Class Inst Investment Advisor: Columbia Mgmt Investment Advisers, LLC	0.95	44.59	25.38	19.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-392	Fidelity Advisor Real Estate A: Class A Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.06	10.79	4.74	5.55
Large Cap Growth	06-819	Franklin Growth A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.8	27.66	15.00	12.08
Multisector Bond	06-821	Franklin Strategic Income A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.93	8.42	2.04	1.77
Small Cap Value	06-247	Franklin Small Cap Value A: Class A*** Investment Advisor: Franklin Mutual Advisers, LLC	0.99	12.89	11.06	6.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Specialty	06-810	Invesco Energy Inv: Class Inv Investment Advisor: Invesco Advisers, Inc.	1.23	0.30	11.20	-1.82
Specialty	06-805	Invesco Technology Investor: Class Inv Investment Advisor: Invesco Advisers, Inc.	1	47.38	14.90	12.11
Multisector Bond	06-056	Lord Abbett Bond-Debenture A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.84	6.85	3.28	3.60
Small Cap Growth	06-960	Lord Abbett Developing Growth P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.12	8.21	8.75	6.62
Large Cap Value	06-733	Lord Abbett Fundamental Equity A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.94	13.10	10.73	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Large Cap Growth	06-948	Lord Abbett Growth Leaders I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.66	33.29	16.36	12.74
Mid Cap Growth	06-965	Lord Abbett Growth Opportunities P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.16*	10.59	8.60	6.95
High Yield Bond	06-057	Lord Abbett High Yield A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.92	10.46	3.99	3.90
Mid Cap Value	06-970	Lord Abbett Mid Cap Stock P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.23	15.27	10.60	6.55
Small Cap Value	06-704	Lord Abbett Small Cap Value I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.94	20.08	8.44	5.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Value	06-980	Lord Abbett Small Cap Value P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.39	19.54	7.95	5.14
Intermediate Term Bond	06-949	Lord Abbett Total Return I: Class Inst*** Investment Advisor: Lord, Abbett & Co LLC	0.41*	6.43	1.42	2.04
Mid Cap Blend	06-967	Lord Abbett Value Opportunities A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	1.18	16.69	10.41	6.99
Mid Cap Blend	06-025	Lord Abbett Value Opportunities P: Class Other*** Investment Advisor: Lord, Abbett & Co LLC	1.38	16.51	10.19	6.78
Large Cap Blend	06-423	Lord Abbett Dividend Growth A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.9	16.34	13.07	10.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Small Cap Growth	06-732	Lord Abbett Developing Growth A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.92	8.50	8.97	6.74
Mid Cap Growth	06-734	Lord Abbett Growth Opportunities A: Class A*** Investment Advisor: Lord, Abbett & Co LLC	0.96*	10.80	8.81	7.16
Small Cap Growth	06-895	Neuberger Berman Small Cap Growth Adv: Class Adv*** Investment Advisor: Neuberger Berman Investment Advisers LLC	1.61*	9.57	10.39	8.56
Balanced	06-725	Oakmark Equity And Income Investor: Class Inv*** Investment Advisor: Harris Associates L.P.	0.86	17.34	10.00	6.70
Foreign Value	06-312	Templeton Foreign A: Class A*** Investment Advisor: Templeton Global Advisors Limited	1.10*	19.95	6.34	2.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

World Stock	06-313	Templeton Growth A: Class A*** Investment Advisor: Templeton Global Advisors Limited Subadvisor: Templeton Asset Management Ltd.	1.04	20.98	6.40	3.22
World Bond	06-886	Templeton Global Bond A: Class A*** Investment Advisor: Franklin Advisers, Inc.	0.97*	2.43	-2.57	-0.62
Short Term Gov Bond	06-305	Vanguard Short-Term Federal Inv: Class Inv***, ** Investment Advisor: Vanguard Group Inc	0.2	3.81	1.20	1.10
Mid Cap Blend	06-4HG	Invesco Main Street Mid Cap R: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	1.32	14.15	11.44	7.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

Mid Cap Growth	06-4HH	Invesco Discovery Mid Cap Growth R: Class Retirement*** Investment Advisor: Invesco Advisers, Inc.	1.29	12.71	12.21	9.14
Mid Cap Blend	06-4TH	AMG GW&K Small Mid Cap Core N: Class N*** Investment Advisor: AMG Funds LLC Subadvisor: GW&K Investment Management, LLC	1.07	14.51	13.62
Small Cap Growth	06-6KN	Voya Small Cap Growth R: Class Retirement Investment Advisor: Voya Investments, LLC Subadvisor: Voya Investment Management Co. LLC	1.45*	19.64

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.

*** The Fund is closed to new Contracts.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
BlackRock Total Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd;
Current Expenses [Percent]	1.04%	[1]
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Fidelity Advisor Strategic Div & Inc M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	7.45%
AB Core Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Core Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.40%	[2]
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	10.42%
AB Discovery Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	8.05%
AB Discovery Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.66%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	11.16%
AB Discovery Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Value R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	6.66%
AB Discovery Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Discovery Value Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.44%
AB Global Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Global Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	2.30%
AB Global Risk Allocation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Global Risk Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	4.84%
AB High Income Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB High Income Advisor: Class Adv
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[2]
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	3.95%
AB High Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB High Income R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.62%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	3.26%
AB International Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB International Value R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.50%	[2]
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	1.81%
AB Large Cap Growth Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Large Cap Growth Advisor: Class Adv
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	35.00%
Average Annual Total Returns, 5 Years [Percent]	17.44%
Average Annual Total Returns, 10 Years [Percent]	14.60%
AB Large Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Large Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	35.11%
Average Annual Total Returns, 5 Years [Percent]	17.52%
AB Small Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	8.09%
AB Small Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Small Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.26%
Average Annual Total Returns, 5 Years [Percent]	10.75%
AB Sustainable Intl Thematic R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Sustainable Intl Thematic R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.51%	[2]
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	3.53%
AB Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Value R: Class Retirement
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	17.89%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	5.97%
AMG GW&K Small Mid Cap Core I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG GW&K Small Mid Cap Core I: Class Inst	[4]
Portfolio Company Adviser [Text Block]	AMG Funds LLC	[4]
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC	[4]
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%	[4]
Average Annual Total Returns, 5 Years [Percent]	13.84%	[4]
AMG GW&K Small Mid Cap Core N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG GW&K Small Mid Cap Core N: Class N	[5]
Portfolio Company Adviser [Text Block]	AMG Funds LLC	[5]
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC	[5]
Current Expenses [Percent]	1.07%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.51%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.62%	[5]
AMG Renaissance Large Cap Growth N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG Renaissance Large Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	Renaissance Group LLC
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.04%
Average Annual Total Returns, 5 Years [Percent]	17.63%
Average Annual Total Returns, 10 Years [Percent]	12.56%
AMG TimesSquare Mid Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	AMG TimesSquare Mid Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AMG Funds LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	25.03%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	10.72%
AQR Emerging Multi-Style II N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Emerging Multi-Style II N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management LLC
Current Expenses [Percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	3.34%
AQR International Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR International Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management LLC
Current Expenses [Percent]	0.81%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	3.42%
AQR Large Cap Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Large Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	9.76%
AQR Small Cap Multi-Style N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	AQR Small Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management LLC
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.68%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Alger Balanced I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Balanced I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Alger Capital Appreciation Instl I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl I: Class Inst	[7]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC	[7]
Current Expenses [Percent]	1.25%	[7]
Average Annual Total Returns, 1 Year [Percent]	42.88%	[7]
Average Annual Total Returns, 5 Years [Percent]	14.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.14%	[7]
Alger Capital Appreciation Instl R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	42.30%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	11.63%
Alger Capital Appreciation Instl Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.83%	[3]
Average Annual Total Returns, 1 Year [Percent]	43.46%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Alger Capital Appreciation Ptfl I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Ptfl I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	43.13%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Alger Capital Appreciation Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Capital Appreciation Z: Class Inst	[8]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC	[8]
Current Expenses [Percent]	0.85%	[3],[8]
Average Annual Total Returns, 1 Year [Percent]	43.58%	[8]
Average Annual Total Returns, 5 Years [Percent]	15.32%	[8]
Average Annual Total Returns, 10 Years [Percent]	12.50%	[8]
Alger Focus Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Focus Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.58%	[9]
Average Annual Total Returns, 1 Year [Percent]	44.68%
Average Annual Total Returns, 5 Years [Percent]	16.98%
Alger Large Cap Growth I-2: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Large Cap Growth I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.87%	[2]
Average Annual Total Returns, 1 Year [Percent]	32.67%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Alger Small Cap Focus Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Focus Y: Class Inst
Portfolio Company Adviser [Text Block]	Alger Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Alger Small Cap Focus Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Focus Z: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Alger Small Cap Growth Institutional I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional I: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Alger Small Cap Growth Institutional R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Allspring Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	2.49%
Allspring International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.79%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Allspring Special Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Special Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	9.29%
Allspring Special Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Allspring Special Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	11.54%
American Beacon International Eq Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon International Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	22.07%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	2.94%
American Beacon International Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon International Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC
Current Expenses [Percent]	0.69%	[3]
Average Annual Total Returns, 1 Year [Percent]	22.67%
Average Annual Total Returns, 5 Years [Percent]	7.72%
American Beacon Large Cap Value R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Large Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.62%
American Beacon SSI Alternative Inc R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon SSI Alternative Inc R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	SSI Investment Management LLC
Current Expenses [Percent]	1.32%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.05%
American Beacon Shapiro SMID Cap Eq R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Shapiro SMID Cap Eq R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Shapiro Capital Management LLC
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	12.60%
American Beacon Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	12.14%
American Beacon Small Cp Val Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Small Cp Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.08%
American Beacon Stephens Mid-Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Stephens Mid-Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Stephens Inv Mgmt Group LLC
Current Expenses [Percent]	0.88%	[3]
Average Annual Total Returns, 1 Year [Percent]	25.56%
Average Annual Total Returns, 5 Years [Percent]	13.46%
American Century Disciplined Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Disciplined Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%	[11]
Average Annual Total Returns, 1 Year [Percent]	42.75%
Average Annual Total Returns, 5 Years [Percent]	15.72%
Average Annual Total Returns, 10 Years [Percent]	11.40%
American Century Disciplined Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Disciplined Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[2]
Average Annual Total Returns, 1 Year [Percent]	43.07%
Average Annual Total Returns, 5 Years [Percent]	16.01%
Average Annual Total Returns, 10 Years [Percent]	11.68%
American Century Discplnd Cor Val Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Discplnd Cor Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	8.21%
American Century Diversified Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Diversified Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.30%
American Century Diversified Bond Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Diversified Bond Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.56%
American Century Emerging Markets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	1.94%
American Century Emerging Markets Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	2.20%
American Century Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	2.56%
American Century Equity Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.01%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	9.01%
American Century Equity Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	9.29%
American Century Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.72%
American Century Equity Income Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	3.90%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.00%
American Century Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.25%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	8.38%
American Century Focused Lg Cap Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Focused Lg Cap Val A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	7.59%
American Century Ginnie Mae A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ginnie Mae A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.44%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.61%
American Century Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%	[2]
Average Annual Total Returns, 1 Year [Percent]	42.91%
Average Annual Total Returns, 5 Years [Percent]	17.76%
Average Annual Total Returns, 10 Years [Percent]	13.23%
American Century Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.57%	[12]
Average Annual Total Returns, 1 Year [Percent]	43.78%
Average Annual Total Returns, 5 Years [Percent]	18.47%
Average Annual Total Returns, 10 Years [Percent]	13.92%
American Century Heritage A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	12.92%
Average Annual Total Returns, 10 Years [Percent]	9.07%
American Century Heritage Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	9.35%
American Century Heritage R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Heritage R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	20.98%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	9.73%
American Century Inflation Adjs Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Inflation Adjs Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	1.66%
American Century Inflation-Adjs Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Inflation-Adjs Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.43%
Average Annual Total Returns, 5 Years [Percent]	2.98%
American Century International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	0.78%
Average Annual Total Returns, 5 Years [Percent]	(3.05%)
Average Annual Total Returns, 10 Years [Percent]	(2.06%)
American Century International Bond Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Bond Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(1.81%)
American Century International Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Gr A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.61%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	3.62%
American Century International Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	3.87%
American Century International Opps A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Opps A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	3.65%
American Century International Opps Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century International Opps Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.21%
Average Annual Total Returns, 10 Years [Percent]	3.90%
American Century Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	8.43%
American Century Mid Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	6.15%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	8.70%
American Century Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Average Annual Total Returns, 10 Years [Percent]	9.08%
American Century One Chc Blnd+ 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[12]
Average Annual Total Returns, 1 Year [Percent]	11.04%
American Century One Chc Blnd+ 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[12]
Average Annual Total Returns, 1 Year [Percent]	11.18%
American Century One Chc Blnd+ 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[12]
Average Annual Total Returns, 1 Year [Percent]	12.04%
American Century One Chc Blnd+ 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[12]
Average Annual Total Returns, 1 Year [Percent]	13.23%
American Century One Chc Blnd+ 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.23%	[12]
Average Annual Total Returns, 1 Year [Percent]	14.25%
American Century One Chc Blnd+ 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.15%
American Century One Chc Blnd+ 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.88%
American Century One Chc Blnd+ 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	16.52%
American Century One Chc Blnd+ 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	16.94%
American Century One Chc Blnd+ 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.44%
American Century One Chc Blnd+ 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.38%
American Century One Choice 2025 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.02%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.96%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	4.78%
American Century One Choice 2025 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.77%	[2]
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	5.04%
American Century One Choice 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.42%	[12]
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	5.40%
American Century One Choice 2030 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.04%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	5.15%
American Century One Choice 2030 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%	[2]
Average Annual Total Returns, 1 Year [Percent]	12.07%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.42%
American Century One Choice 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.44%	[12]
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	5.77%
American Century One Choice 2035 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	5.54%
American Century One Choice 2035 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.83%	[13]
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	5.80%
American Century One Choice 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[12]
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	6.16%
American Century One Choice 2040 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	5.95%
American Century One Choice 2040 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%	[13]
Average Annual Total Returns, 1 Year [Percent]	13.64%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.21%
American Century One Choice 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.50%	[12]
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	6.58%
American Century One Choice 2045 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.13%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	6.38%
American Century One Choice 2045 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.88%	[13]
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.64%
American Century One Choice 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.53%	[12]
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	7.01%
American Century One Choice 2050 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	6.76%
American Century One Choice 2050 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[13]
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	7.03%
American Century One Choice 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[12]
Average Annual Total Returns, 1 Year [Percent]	15.46%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	7.39%
American Century One Choice 2055 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Century One Choice 2055 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[13]
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	7.23%
American Century One Choice 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[12]
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.60%
American Century One Choice 2060 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.76%
Average Annual Total Returns, 5 Years [Percent]	9.73%
American Century One Choice 2060 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[13]
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.98%
American Century One Choice 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[12]
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	10.39%
American Century One Choice 2065 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.95%
American Century One Choice 2065 Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%	[13]
Average Annual Total Returns, 1 Year [Percent]	16.23%
American Century One Choice 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.57%	[12]
Average Annual Total Returns, 1 Year [Percent]	16.63%
American Century One Choice In Ret A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.37%
American Century One Choice In Ret Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.75%	[13]
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.63%
American Century One Choice In Ret R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century One Choice In Ret R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.40%	[12]
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	4.97%
American Century Real Estate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	6.86%
American Century Real Estate Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.13%
American Century Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.51%
American Century Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Select A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	39.54%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	13.21%
American Century Select Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Select Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.94%	[13]
Average Annual Total Returns, 1 Year [Percent]	39.90%
Average Annual Total Returns, 5 Years [Percent]	17.84%
Average Annual Total Returns, 10 Years [Percent]	13.49%
American Century Small Cap Growth A: Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Growth A: Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	9.57%
American Century Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	10.22%
American Century Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value A: Class A	[14]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[14]
Current Expenses [Percent]	1.34%	[14]
Average Annual Total Returns, 1 Year [Percent]	15.93%	[14]
Average Annual Total Returns, 5 Years [Percent]	14.24%	[14]
Average Annual Total Returns, 10 Years [Percent]	8.46%	[14]
American Century Small Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value Inv: Class Inv	[15]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[15]
Current Expenses [Percent]	1.09%	[15]
Average Annual Total Returns, 1 Year [Percent]	16.08%	[15]
Average Annual Total Returns, 5 Years [Percent]	14.54%	[15]
Average Annual Total Returns, 10 Years [Percent]	8.72%	[15]
American Century Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Cap Value R6: Class Retirement	[16]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[16]
Current Expenses [Percent]	0.74%	[16]
Average Annual Total Returns, 1 Year [Percent]	16.62%	[16]
Average Annual Total Returns, 5 Years [Percent]	14.94%	[16]
Average Annual Total Returns, 10 Years [Percent]	9.10%	[16]
American Century Small Company A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Small Company A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.99%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	5.77%
American Century Strat Allc: Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.05%	[1]
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.11%
American Century Strat Allc: Agrsv Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv Inv: Class Inv	[15]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[15]
Current Expenses [Percent]	0.80%	[13],[15]
Average Annual Total Returns, 1 Year [Percent]	15.26%	[15]
Average Annual Total Returns, 5 Years [Percent]	10.54%	[15]
Average Annual Total Returns, 10 Years [Percent]	7.37%	[15]
American Century Strat Allc: Agrsv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.45%	[12]
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.75%
American Century Strat Allc: Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[1]
Average Annual Total Returns, 1 Year [Percent]	10.13%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	4.61%
American Century Strat Allc: Cnsrv Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv Inv: Class Inv	[15]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[15]
Current Expenses [Percent]	0.83%	[13],[15]
Average Annual Total Returns, 1 Year [Percent]	10.61%	[15]
Average Annual Total Returns, 5 Years [Percent]	6.74%	[15]
Average Annual Total Returns, 10 Years [Percent]	4.88%	[15]
American Century Strat Allc: Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[12]
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.24%
American Century Strat Allc: Mod A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	5.94%
American Century Strat Allc: Mod Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod Inv: Class Inv	[15]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[15]
Current Expenses [Percent]	0.84%	[13],[15]
Average Annual Total Returns, 1 Year [Percent]	13.09%	[15]
Average Annual Total Returns, 5 Years [Percent]	8.72%	[15]
Average Annual Total Returns, 10 Years [Percent]	6.20%	[15]
American Century Strat Allc: Mod R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.49%	[12]
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	6.57%
American Century Ultra® A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.16%	[1]
Average Annual Total Returns, 1 Year [Percent]	42.96%
Average Annual Total Returns, 5 Years [Percent]	18.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
American Century Ultra® Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%	[13]
Average Annual Total Returns, 1 Year [Percent]	43.31%
Average Annual Total Returns, 5 Years [Percent]	19.18%
Average Annual Total Returns, 10 Years [Percent]	14.54%
American Century Ultra® R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Ultra® R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.56%	[12]
Average Annual Total Returns, 1 Year [Percent]	43.82%
Average Annual Total Returns, 5 Years [Percent]	19.60%
Average Annual Total Returns, 10 Years [Percent]	14.94%
American Century Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%	[1]
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	7.97%
American Century Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%	[13]
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.23%
American Funds 2010 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.41%
American Funds 2010 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	4.73%
American Funds 2010 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	5.10%
American Funds 2015 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	4.70%
American Funds 2015 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	5.03%
American Funds 2015 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	5.39%
American Funds 2020 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	5.09%
American Funds 2020 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	5.40%
American Funds 2020 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	5.78%
American Funds 2025 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	5.72%
American Funds 2025 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	6.05%
American Funds 2025 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	6.41%
American Funds 2030 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	6.55%
American Funds 2030 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	6.88%
American Funds 2030 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	7.25%
American Funds 2035 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Average Annual Total Returns, 10 Years [Percent]	7.45%
American Funds 2035 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	7.77%
American Funds 2035 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	8.15%
American Funds 2040 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.59%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	7.88%
American Funds 2040 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	8.21%
American Funds 2040 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	8.58%
American Funds 2045 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	8.02%
American Funds 2045 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.69%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	8.34%
American Funds 2045 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.73%
American Funds 2050 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	20.04%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	8.06%
American Funds 2050 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.38%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	8.39%
American Funds 2050 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	20.83%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	8.77%
American Funds 2055 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	8.03%
American Funds 2055 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	21.01%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	8.36%
American Funds 2055 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	21.40%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.73%
American Funds 2060 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.75%
Average Annual Total Returns, 5 Years [Percent]	10.60%
American Funds 2060 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Average Annual Total Returns, 5 Years [Percent]	10.93%
American Funds 2060 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	21.61%
Average Annual Total Returns, 5 Years [Percent]	11.32%
American Funds 2065 Trgt Date Retire R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	20.82%
American Funds 2065 Trgt Date Retire R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.17%
American Funds 2065 Trgt Date Retire R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	21.55%
American Funds AMCAP R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.59%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
American Funds AMCAP R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	30.93%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	10.03%
American Funds AMCAP R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds AMCAP R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.41%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	10.42%
American Funds American Balanced R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	7.18%
American Funds American Balanced R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	7.51%
American Funds American Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	7.88%
American Funds American High-Inc R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%	[1]
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	3.79%
American Funds American High-Inc R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	4.11%
American Funds American High-Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.32%	[17]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	4.48%
American Funds American Mutual R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	9.08%
American Funds American Mutual R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds American Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	9.47%
American Funds Bond Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Bond Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.32%
American Funds Capital Income Bldr R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	5.14%
American Funds Capital Income Bldr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Capital World Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.42%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.74%
American Funds Capital World Gr&Inc R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	6.89%
American Funds Capital World Gr&Inc R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.21%
American Funds Capital World Gr&Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	7.59%
American Funds Europacific Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.22%
American Funds Europacific Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
American Funds Europacific Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R5: Class Retirement	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.52%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.97%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.98%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.85%	[7]
American Funds Europacific Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Europacific Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
American Funds Fundamental Invs R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.46%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.28%
American Funds Fundamental Invs R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.61%
American Funds Fundamental Invs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	26.26%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	11.00%
American Funds Global Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	4.97%
American Funds Growth Fund of Amer R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	36.76%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Average Annual Total Returns, 10 Years [Percent]	11.48%
American Funds Growth Fund of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	37.17%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	11.81%
American Funds Growth Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	37.65%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	12.20%
American Funds Income Fund of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	6.42%
American Funds Income Fund of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	6.79%
American Funds Inflation Linked Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Inflation Linked Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	1.71%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	2.54%
American Funds Interm Bd Fd of Amer R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%	[1]
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	1.01%
American Funds Interm Bd Fd of Amer R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.31%
American Funds Interm Bd Fd of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%	[17]
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	1.67%
American Funds International Vntg R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Vntg R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	16.32%
American Funds Intl Gr and Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Intl Gr and Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	4.04%
American Funds Invmt Co of Amer R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Invmt Co of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	28.88%
Average Annual Total Returns, 5 Years [Percent]	14.47%
Average Annual Total Returns, 10 Years [Percent]	10.94%
American Funds New Economy R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Economy R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	29.51%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	9.73%
American Funds New Perspective R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	24.19%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	9.38%
American Funds New Perspective R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	24.57%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	9.72%
American Funds New Perspective R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New Perspective R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	25.01%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	10.10%
American Funds New World R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	4.82%
American Funds New World R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	5.14%
American Funds New World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds SMALLCAP World R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	7.33%
American Funds SMALLCAP World R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	7.67%
American Funds SMALLCAP World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	8.04%
American Funds US Government Sec R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds US Government Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.73%
American Funds Washington Mutual R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	10.22%
American Funds Washington Mutual R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	10.55%
American Funds Washington Mutual R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Ariel Appreciation Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Ariel Fund Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel Fund Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Ariel International Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ariel International Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	2.64%
Auxier Focus Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Auxier Focus Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Auxier Asset Management LLC
Current Expenses [Percent]	0.80%	[17]
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Avantis® Emerging Markets Equity Instl:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Avantis® Emerging Markets Equity Instl:Class Inst
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Avantis® U.S. Small Cap Value Instl:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Avantis® U.S. Small Cap Value Instl:Class Inst
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	22.97%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Ave Maria Growth: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ave Maria Growth: Class No Load
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	30.29%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Ave Maria Rising Dividend: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ave Maria Rising Dividend: Class No Load
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Ave Maria Value: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ave Maria Value: Class No Load
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.52%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Ave Maria World Equity: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Ave Maria World Equity: Class Other
Portfolio Company Adviser [Text Block]	Schwartz Investment Counsel Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.96%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	6.18%
BNY Mellon Bond Market Index I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index I: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Current Expenses [Percent]	0.15%	[18]
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	1.61%
BNY Mellon Natural Resources I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources I: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	1.81%
Average Annual Total Returns, 5 Years [Percent]	18.73%
Average Annual Total Returns, 10 Years [Percent]	7.84%
BNY Mellon Natural Resources Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources Y: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.91%
Average Annual Total Returns, 5 Years [Percent]	18.85%
BNY Mellon Sust US Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sust US Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc
Portfolio Company Subadviser [Text Block]	Newton Investment Management Ltd
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	24.00%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Baird Aggregate Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Aggregate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Baird Core Plus Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Core Plus Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Baird Intermediate Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Intermediate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Baird Short-Term Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Short-Term Bond Inst: Class Inst	[19]
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated	[19]
Current Expenses [Percent]	0.30%	[19]
Average Annual Total Returns, 1 Year [Percent]	9.36%	[19]
Average Annual Total Returns, 5 Years [Percent]	2.74%	[19]
Average Annual Total Returns, 10 Years [Percent]	2.13%	[19]
Baird Ultra Short Bond Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Ultra Short Bond Institutional: Class Inst	[20]
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated	[20]
Current Expenses [Percent]	0.15%	[10],[20]
Average Annual Total Returns, 1 Year [Percent]	10.73%	[20]
Average Annual Total Returns, 5 Years [Percent]	3.26%	[20]
Average Annual Total Returns, 10 Years [Percent]	2.26%	[20]
Baron Asset R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baron Asset R6: Class Retirement
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Baron Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baron Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	2.99%
BlackRock Advantage Small Cap Core K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Core K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.45%	[18]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.14%
BlackRock Advantage Small Cap Gr Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.50%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.73%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.22%
BlackRock Advantage Small Cap Gr K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.45%	[18]
Average Annual Total Returns, 1 Year [Percent]	18.80%
Average Annual Total Returns, 5 Years [Percent]	10.55%
BlackRock Equity Dividend Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.69%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	9.03%
BlackRock Equity Dividend K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.58%	[18]
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	11.66%
BlackRock GNMA Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock GNMA Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.13%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
BlackRock Global Allocation Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.84%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	4.80%
BlackRock Global Allocation K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.76%	[18]
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	7.66%
BlackRock Global Allocation R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	1.46%	[1]
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	4.17%
BlackRock Global Dividend K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	9.31%
BlackRock Health Sciences Opps Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	11.73%
BlackRock Health Sciences Opps K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	3.93%
Average Annual Total Returns, 5 Years [Percent]	10.66%
BlackRock Health Sciences Opps R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.07%
BlackRock High Yield Bond K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.48%	[18]
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	4.64%
BlackRock High Yield Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.17%	[1]
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	3.92%
BlackRock High Yield Bond Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield Bond Svc: Class S
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	4.26%
BlackRock Inflation Protected Bond K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Inflation Protected Bond K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.51%	[18]
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	2.27%
BlackRock LifePath® Index 2025 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2025 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	5.47%
BlackRock LifePath® Index 2030 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	6.21%
BlackRock LifePath® Index 2035 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	6.92%
BlackRock LifePath® Index 2040 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	18.58%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	7.55%
BlackRock LifePath® Index 2045 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	20.29%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	8.05%
BlackRock LifePath® Index 2050 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	21.36%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	8.30%
BlackRock LifePath® Index 2055 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	21.60%
Average Annual Total Returns, 5 Years [Percent]	11.50%
Average Annual Total Returns, 10 Years [Percent]	8.37%
BlackRock LifePath® Index 2060 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	21.66%
Average Annual Total Returns, 5 Years [Percent]	11.51%
BlackRock LifePath® Index 2065 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2065 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	21.62%
BlackRock LifePath® Index Retire K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock LifePath® Index Retire K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.09%	[18]
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	4.60%
BlackRock Mid-Cap Growth Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	28.24%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	11.50%
BlackRock Mid-Cap Growth Equity K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	28.34%
Average Annual Total Returns, 5 Years [Percent]	12.94%
BlackRock Mid-Cap Growth Equity R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	1.30%	[1]
Average Annual Total Returns, 1 Year [Percent]	27.57%
Average Annual Total Returns, 5 Years [Percent]	12.29%
Average Annual Total Returns, 10 Years [Percent]	10.91%
BlackRock Mid-Cap Value K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.70%	[18]
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	13.71%
BlackRock Multi-Asset Income Investor A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Investor A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	3.78%
BlackRock Multi-Asset Income Portfolio K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Portfolio K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.52%	[18]
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	5.08%
BlackRock Strategic Global Bond K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Global Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Ltd;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.52%	[18]
Average Annual Total Returns, 1 Year [Percent]	7.01%
Average Annual Total Returns, 5 Years [Percent]	1.28%
BlackRock Strategic Income Opps Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.53%
BlackRock Strategic Income Opps K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	3.46%
BlackRock Systematic Multi-Strat K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Systematic Multi-Strat K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.70%
BlackRock Total Return Inv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.64%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.96%
BlackRock Total Return K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Blackstone Alternative Multi-Strategy Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Blackstone Alternative Multi-Strategy Y: Class Inst
Portfolio Company Adviser [Text Block]	Blackstone Alternative Investment Advisors LLC
Portfolio Company Subadviser [Text Block]	Nephila Capital Ltd;Oak Hill Advisors, L.P.;Waterfall Asset Management, LLC;Blackstone Real Estate Special Situations Advisors LLC;D.E. Shaw Investment Management LLC;FORT LP;Mariner Investment Group, LLC;Endeavour Capital Advisors Inc;Harvest Fund Advisors LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset Management, LLC;Magnetar Asset Management LLC;Blackstone Liquid Credit Strategies LLC;Melqart Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset Management Limited;Mesarete Capital LLP;Clear Sky Advisers LLC;SEVEN GRAND MANAGERS, LLC;North Reef Capital Management LP;Merritt Point Partners LLC;Varick Capital Partners LP;Maren Capital LLC
Current Expenses [Percent]	3.46%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.82%
Boston Trust SMID Cap: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Boston Trust SMID Cap: Class Other
Portfolio Company Adviser [Text Block]	Boston Trust Walden Inc.
Current Expenses [Percent]	0.75%	[18]
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.28%
BrandywineGLOBAL Corporate Credit IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Corporate Credit IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	5.59%
BrandywineGLOBAL Div US Large Value IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Div US Large Value IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.71%	[18]
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	8.80%
BrandywineGLOBAL Global Opp Bond FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	1.04%
BrandywineGLOBAL Global Opp Bond IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.42%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	1.47%
BrandywineGLOBAL Global Opp Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.25%	[21]
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	0.77%
CRM Mid Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	CRM Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.53%
CRM Small Cap Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	CRM Small Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	5.97%
Calamos Market Neutral Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calamos Market Neutral Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Calvert Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.70%
Calvert Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Equity A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	16.28%
Average Annual Total Returns, 10 Years [Percent]	12.71%
Calvert Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Income A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Calvert Small-Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Small-Cap A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Calvert Small-Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Calvert US Large Cap Core Rspnb Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.19%	[22]
Average Annual Total Returns, 1 Year [Percent]	27.31%
Average Annual Total Returns, 5 Years [Percent]	16.03%
Calvert VP SRI Mid Cap: Class 0 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap: Class 0
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.99%	[23]
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Carillon Eagle Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Carillon Eagle Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Carillon Tower Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Eagle Asset Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.12%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Catholic Responsible Investments Bd Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Responsible Investments Bd Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.97%
Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	27.83%
Catholic Rspnsbl Invst Equity Idx Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers;Mercer Investments LLC
Current Expenses [Percent]	0.09%	[22]
Average Annual Total Returns, 1 Year [Percent]	27.54%
Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%	[22]
Average Annual Total Returns, 1 Year [Percent]	12.23%
Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers;Mercer Investments LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.01%
ClearBridge Appreciation FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation FI: Class Other
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	19.29%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	10.58%
ClearBridge Appreciation IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.06%
ClearBridge Appreciation R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Appreciation R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	10.28%
ClearBridge Growth FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Growth FI: Class Other
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.78%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.02%
ClearBridge Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	23.30%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	5.70%
ClearBridge International Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	9.09%
ClearBridge International Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Value A: Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.25%	[23]
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	1.42%
ClearBridge International Value IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge International Value IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%	[22]
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	1.88%
ClearBridge Large Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	44.75%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Average Annual Total Returns, 10 Years [Percent]	12.82%
ClearBridge Large Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	45.33%
Average Annual Total Returns, 5 Years [Percent]	15.67%
Average Annual Total Returns, 10 Years [Percent]	13.26%
ClearBridge Large Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	44.31%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	12.48%
ClearBridge Mid Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap I: Class Inst	[24]
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC	[24]
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC	[24]
Current Expenses [Percent]	0.86%	[22],[24]
Average Annual Total Returns, 1 Year [Percent]	13.80%	[24]
Average Annual Total Returns, 5 Years [Percent]	11.29%	[24]
Average Annual Total Returns, 10 Years [Percent]	7.38%	[24]
ClearBridge Mid Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	11.40%
Average Annual Total Returns, 10 Years [Percent]	7.48%
ClearBridge Select IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Select IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.25%
Average Annual Total Returns, 5 Years [Percent]	16.27%
Average Annual Total Returns, 10 Years [Percent]	14.04%
ClearBridge Small Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]	8.18%
ClearBridge Sustainability Leaders IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Sustainability Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%	[22]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	16.62%
Cohen & Steers Global Infrastructure A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen & Steers UK Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	2.08%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Cohen & Steers Preferred Sec & Inc Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Preferred Sec & Inc Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Cohen & Steers Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Cohen & Steers Real Estate Securities Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.23%
Average Annual Total Returns, 5 Years [Percent]	8.99%
Cohen & Steers Realty Shares L: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Realty Shares L: Class Other
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.88%	[22]
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	8.71%
Columbia Acorn International A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International A: Class A
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	1.23%	[21]
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Columbia Acorn International Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	0.98%	[23]
Average Annual Total Returns, 1 Year [Percent]	19.57%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	3.20%
Columbia Acorn International Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	0.88%	[22]
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	3.32%
Columbia Acorn International Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Acorn International Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.57%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Columbia Capital Alloc Mod Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	6.21%
Columbia Capital Alloc Mod Agrsv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.88%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Columbia Capital Allocation Agrsv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.86%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	7.15%
Columbia Capital Allocation Agrsv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	20.30%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Columbia Capital Allocation Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	2.72%
Columbia Capital Allocation Cnsrv Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Cnsrv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Columbia Capital Allocation Mod A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Columbia Capital Allocation Mod Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Columbia Contrarian Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%	[21]
Average Annual Total Returns, 1 Year [Percent]	31.75%
Average Annual Total Returns, 5 Years [Percent]	16.50%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Columbia Contrarian Core Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.72%	[23]
Average Annual Total Returns, 1 Year [Percent]	32.06%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	11.77%
Columbia Contrarian Core Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Contrarian Core Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.60%	[22]
Average Annual Total Returns, 1 Year [Percent]	32.21%
Average Annual Total Returns, 5 Years [Percent]	16.94%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Columbia Dividend Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Columbia Dividend Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Columbia Dividend Income Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Dividend Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Columbia Emerging Markets Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Columbia Emerging Markets Bond Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	2.72%
Columbia Emerging Markets Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond Inst: Class Inst	[7]
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC	[7]
Current Expenses [Percent]	0.89%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.57%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.86%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.52%	[7]
Columbia Integrated Large Cap Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.79%	[23]
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Columbia Integrated Large Cap Gr Ins 3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr Ins 3: Class Retirement	[24]
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC	[24]
Current Expenses [Percent]	0.42%	[22],[24]
Average Annual Total Returns, 1 Year [Percent]	41.90%	[24]
Average Annual Total Returns, 5 Years [Percent]	17.20%	[24]
Columbia Integrated Small Cap Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Integrated Small Cap Gr A: Class A	[25]
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC	[25]
Current Expenses [Percent]	1.24%	[23],[25]
Average Annual Total Returns, 1 Year [Percent]	17.72%	[25]
Average Annual Total Returns, 5 Years [Percent]	8.93%	[25]
Columbia Mid Cap Index A: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Mid Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.45%	[23]
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Columbia Overseas Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.16%	[21]
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Columbia Overseas Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.91%	[23]
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Columbia Overseas Value Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Overseas Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.77%	[22]
Average Annual Total Returns, 1 Year [Percent]	16.33%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Columbia Quality Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%	[21]
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
Average Annual Total Returns, 10 Years [Percent]	1.00%
Columbia Quality Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.63%	[23]
Average Annual Total Returns, 1 Year [Percent]	4.27%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Columbia Quality Income Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Quality Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.48%	[22]
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Columbia Select Global Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Global Equity A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	24.47%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Columbia Select Global Equity Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Global Equity Advisor: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.78%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Columbia Select Large Cap Growth Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.64%	[22]
Average Annual Total Returns, 1 Year [Percent]	39.62%
Average Annual Total Returns, 5 Years [Percent]	16.26%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Columbia Select Large Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.80%	[21]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Columbia Select Large Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.55%	[23]
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Columbia Select Large Cap Value Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.42%	[22]
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Columbia Select Mid Cap Growth Fund A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Growth Fund A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.12%	[23]
Average Annual Total Returns, 1 Year [Percent]	24.94%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Columbia Select Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.13%	[21]
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Columbia Select Mid Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.88%	[23]
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Columbia Select Mid Cap Value Instl 3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Instl 3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.73%	[22]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Columbia Select Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.26%	[21]
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Columbia Select Small Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.01%	[23]
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Columbia Seligman Global Tech Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Global Tech Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	45.65%
Average Annual Total Returns, 5 Years [Percent]	25.93%
Columbia Seligman Tech & Info A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.22%
Average Annual Total Returns, 5 Years [Percent]	25.07%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Columbia Seligman Tech & Info Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	44.58%
Average Annual Total Returns, 5 Years [Percent]	25.38%
Average Annual Total Returns, 10 Years [Percent]	19.93%
Columbia Seligman Tech & Info Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	44.72%
Average Annual Total Returns, 5 Years [Percent]	25.49%
Columbia Seligman Tech & Info Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	44.59%
Average Annual Total Returns, 5 Years [Percent]	25.38%
Average Annual Total Returns, 10 Years [Percent]	19.93%
Columbia Small Cap Growth Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.84%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.39%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Columbia Small Cap Index A: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Columbia Small Cap Value II A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value II A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.24%	[23]
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	11.62%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Columbia Small Cap Value I Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Value I Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	21.83%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Columbia Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.74%	[23]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Columbia Total Return Bond Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Total Return Bond Adv: Class Adv
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.49%	[23]
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.39%
DFA Commodity Strategy Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Commodity Strategy Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(9.15%)
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	(0.72%)
DFA Em Mkts Sustnby Cor 1 Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	4.66%
DFA Emerging Markets Core Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	4.00%
DFA Emerging Markets I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.36%	[26]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.37%
DFA Emerging Markets Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Emerging Markets Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.44%	[26]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	3.74%
DFA Five-Year Global Fixed-Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Five-Year Global Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.22%
DFA Global Allocation 25/75 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Allocation 25/75 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.25%	[26]
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	3.42%
DFA Global Allocation 60/40 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Allocation 60/40 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.24%	[26]
Average Annual Total Returns, 1 Year [Percent]	14.53%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	5.99%
DFA Global Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.25%	[26]
Average Annual Total Returns, 1 Year [Percent]	20.29%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	8.49%
DFA Global Real Estate Securities Port: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Global Real Estate Securities Port: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.22%	[26]
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	5.90%
DFA Inflation-Protected Securities I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	3.93%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	2.42%
DFA Intermediate Govt Fixed-Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intermediate Govt Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.40%
DFA Intermediate-Term Extnd Qlty I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intermediate-Term Extnd Qlty I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.83%
DFA International Core Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	4.72%
DFA International Small Company I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Small Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	4.94%
DFA International Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA International Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.28%	[26]
Average Annual Total Returns, 1 Year [Percent]	17.79%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	4.15%
DFA Intl Sustainability Core 1: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Intl Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.35%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	4.61%
DFA Investment Grade I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Grade I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	2.24%
DFA Large Cap International I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Large Cap International I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	4.54%
DFA Real Estate Securities I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Real Estate Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[26]
Average Annual Total Returns, 1 Year [Percent]	11.18%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	8.04%
DFA Short-Term Extended Quality I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA Short-Term Extended Quality I: Class Inst	[27]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP	[27]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited	[27]
Current Expenses [Percent]	0.18%	[27]
Average Annual Total Returns, 1 Year [Percent]	5.44%	[27]
Average Annual Total Returns, 5 Years [Percent]	1.21%	[27]
Average Annual Total Returns, 10 Years [Percent]	1.42%	[27]
DFA US Core Equity 1 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Core Equity 1 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	22.96%
Average Annual Total Returns, 5 Years [Percent]	15.10%
Average Annual Total Returns, 10 Years [Percent]	10.92%
DFA US Large Cap Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	24.94%
Average Annual Total Returns, 5 Years [Percent]	16.59%
Average Annual Total Returns, 10 Years [Percent]	12.74%
DFA US Large Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%	[26]
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	8.33%
DFA US Large Company I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Large Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.08%	[26]
Average Annual Total Returns, 1 Year [Percent]	26.25%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	11.97%
DFA US Micro Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Micro Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	12.12%
Average Annual Total Returns, 10 Years [Percent]	8.05%
DFA US Small Cap Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	13.58%
Average Annual Total Returns, 10 Years [Percent]	8.75%
DFA US Small Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.07%
DFA US Small Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Small Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	18.91%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	7.99%
DFA US Social Core Equity 2 Portfolio:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Social Core Equity 2 Portfolio:Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	9.97%
DFA US Sustainability Core 1: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	25.69%
Average Annual Total Returns, 5 Years [Percent]	16.14%
Average Annual Total Returns, 10 Years [Percent]	11.50%
DFA US Targeted Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA US Targeted Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	8.51%
DFA World ex US Government Fxd Inc I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA World ex US Government Fxd Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
DWS CROCI US A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI US A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	8.17%
DWS CROCI US S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS CROCI US S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	8.53%
DWS ESG Core Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS ESG Core Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.80%	[21]
Average Annual Total Returns, 1 Year [Percent]	26.33%
Average Annual Total Returns, 5 Years [Percent]	15.75%
Average Annual Total Returns, 10 Years [Percent]	9.12%
DWS ESG Core Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS ESG Core Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.55%	[28]
Average Annual Total Returns, 1 Year [Percent]	26.60%
Average Annual Total Returns, 5 Years [Percent]	16.04%
Average Annual Total Returns, 10 Years [Percent]	9.39%
DWS Emerging Markets Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.18%	[21]
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.65%
DWS Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	0.93%	[29]
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	0.92%
DWS Emerging Markets Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.01%	[28]
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.85%
DWS Enhanced Commodity Strategy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.14%	[21]
Average Annual Total Returns, 1 Year [Percent]	(5.45%)
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	0.22%
DWS Enhanced Commodity Strategy S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.99%	[28]
Average Annual Total Returns, 1 Year [Percent]	(5.33%)
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	0.42%
DWS GNMA A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS GNMA A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
DWS GNMA S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS GNMA S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	1.04%
DWS RREEF Global Infrastructure A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.29%	[21]
Average Annual Total Returns, 1 Year [Percent]	1.69%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	4.51%
DWS RREEF Global Infrastructure S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.14%	[28]
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	4.70%
DWS RREEF Real Assets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.21%	[21]
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	4.17%
DWS RREEF Real Assets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.63%
Average Annual Total Returns, 5 Years [Percent]	7.78%
DWS RREEF Real Assets S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Assets S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.06%	[28]
Average Annual Total Returns, 1 Year [Percent]	2.36%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	4.33%
DWS RREEF Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	7.60%
DWS RREEF Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	7.65%
DWS RREEF Real Estate Securities S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	7.87%
DWS Small Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	13.74%
Average Annual Total Returns, 10 Years [Percent]	8.46%
DWS Small Cap Core S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	DWS Small Cap Core S: Class S
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	14.01%
Average Annual Total Returns, 10 Years [Percent]	8.71%
Delaware Climate Solutions R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Climate Solutions R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.49%	[21]
Average Annual Total Returns, 1 Year [Percent]	(4.31%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	(4.47%)
Delaware Climate Solutions Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Climate Solutions Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%	[28]
Average Annual Total Returns, 1 Year [Percent]	(4.06%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	(4.15%)
Delaware Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.12%	[26]
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Delaware Ivy Asset Strategy Fund Cl R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Delaware Ivy Asset Strategy Fund Cl Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Delaware Ivy Balanced Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.71%	[26]
Average Annual Total Returns, 1 Year [Percent]	16.51%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Delaware Ivy Balanced Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.30%	[21]
Average Annual Total Returns, 1 Year [Percent]	15.87%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Delaware Ivy Balanced Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Balanced Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.05%	[28]
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Delaware Ivy Global Bond Fund Class R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Global Bond Fund Class R6:Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.59%	[30]
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]
Delaware Ivy High Income Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.63%	[26]
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Delaware Ivy High Income Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.22%	[21]
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	3.31%
Delaware Ivy High Income Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy High Income Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.97%	[28]
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	3.67%
Delaware Ivy Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.69%	[26]
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.10%
Delaware Ivy Science and Technology R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.06%
Average Annual Total Returns, 5 Years [Percent]	17.94%
Delaware Ivy Science and Technology R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	40.25%
Average Annual Total Returns, 5 Years [Percent]	17.11%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Delaware Ivy Science and Technology Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.76%	[26]
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Delaware Ivy Smid Cap Core Fund Class R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.39%	[21]
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Delaware Ivy Smid Cap Core Fund Class Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%	[28]
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.65%	[26]
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Delaware Small Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Delaware Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[29]
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%	[29]
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	8.04%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	19.17%
Average Annual Total Returns, 5 Years [Percent]	11.66%
Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[29]
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[29]
Average Annual Total Returns, 1 Year [Percent]	21.33%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Dimensional Retirement Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional Retirement Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Dodge & Cox Income X: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox Income X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.33%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.76%
Dodge & Cox International Stock X:Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox International Stock X:Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.52%	[30]
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Dodge & Cox Stock X: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox Stock X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.41%	[29]
Average Annual Total Returns, 1 Year [Percent]	17.60%
Driehaus Emerging Markets Growth Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Driehaus Emerging Markets Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Federated Hermes Corporate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.59%	[29]
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Federated Hermes Govt Obl Premier: Class Inst** [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Govt Obl Premier: Class Inst	[31]
Portfolio Company Adviser [Text Block]	Federated Investment Management Company	[31]
Current Expenses [Percent]	0.15%	[29],[31]
Average Annual Total Returns, 1 Year [Percent]	5.03%	[31]
Average Annual Total Returns, 5 Years [Percent]	1.81%	[31]
Federated Hermes Instl High Yield Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Instl High Yield Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.49%	[29]
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Federated Hermes International Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Equity A: Class A
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Polaris Capital Management, LLC
Current Expenses [Percent]	1.19%	[21]
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Federated Hermes International Equity IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Equity IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Polaris Capital Management, LLC
Current Expenses [Percent]	0.94%	[28]
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Federated Hermes International Leaders A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes International Leaders A: Class A
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%	[21]
Average Annual Total Returns, 1 Year [Percent]	16.99%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Federated Hermes Intl Leaders IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.79%	[28]
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Federated Hermes Intl Leaders R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.74%	[29]
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Federated Hermes Kaufmann Large Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap A: Class A
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.09%	[21]
Average Annual Total Returns, 1 Year [Percent]	32.37%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Federated Hermes Kaufmann Large Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.84%	[28]
Average Annual Total Returns, 1 Year [Percent]	32.68%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Federated Hermes Kaufmann Large Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.78%	[29]
Average Annual Total Returns, 1 Year [Percent]	32.76%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Federated Hermes Kaufmann Small Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Small Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	0.90%	[29]
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Federated Hermes MDT All Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.05%	[21]
Average Annual Total Returns, 1 Year [Percent]	23.16%
Average Annual Total Returns, 5 Years [Percent]	16.25%
Average Annual Total Returns, 10 Years [Percent]	11.67%
Federated Hermes MDT All Cap Core IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.75%	[28]
Average Annual Total Returns, 1 Year [Percent]	23.51%
Average Annual Total Returns, 5 Years [Percent]	16.61%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Federated Hermes MDT Mid Cap Growth R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Mid Cap Growth R6:Class Retirement
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.84%	[30]
Average Annual Total Returns, 1 Year [Percent]	27.45%
Average Annual Total Returns, 5 Years [Percent]	15.61%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Federated Hermes MDT Small Cap Core A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.14%	[21]
Average Annual Total Returns, 1 Year [Percent]	20.26%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Federated Hermes MDT Small Cap Core IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.89%	[28]
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Federated Hermes MDT Small Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.88%	[29]
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Federated Hermes MDT Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	1.14%	[21]
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Federated Hermes MDT Small Cap Growth IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.89%	[28]
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Federated Hermes MDT Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.88%	[29]
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Federated Hermes Opportunistic HY Bd IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.73%	[28]
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Federated Hermes Opportunistic HY Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.72%	[29]
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Federated Hermes Opportunistic HY Bd Svc: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd Svc: Class Inst
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.98%	[21]
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Federated Hermes Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.38%	[29]
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Fidelity 500 Index: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity 500 Index: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	26.29%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	12.02%
Fidelity Advisor Balanced I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.53%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Fidelity Advisor Balanced M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Fidelity Advisor Balanced Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Balanced Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Fidelity Advisor China Region Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor China Region Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(0.13%)
Average Annual Total Returns, 5 Years [Percent]	5.72%
Fidelity Advisor Diversified Intl M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Fidelity Advisor Diversified Intl Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Fidelity Advisor Diversified Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	28.14%
Average Annual Total Returns, 5 Years [Percent]	16.49%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Fidelity Advisor Diversified Stock M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	27.48%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Fidelity Advisor Diversified Stock Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	28.32%
Average Annual Total Returns, 5 Years [Percent]	16.62%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Fidelity Advisor Dividend Growth M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Dividend Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.05%
Average Annual Total Returns, 5 Years [Percent]	11.16%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Fidelity Advisor Energy I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Energy I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	2.55%
Fidelity Advisor Energy M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Energy M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	0.77%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Fidelity Advisor Equity Growth M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	34.88%
Average Annual Total Returns, 5 Years [Percent]	18.81%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Fidelity Advisor Equity Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Fidelity Advisor Freedom 2005 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2005 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Fidelity Advisor Freedom 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Fidelity Advisor Freedom 2010 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Fidelity Advisor Freedom 2010 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Fidelity Advisor Freedom 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Fidelity Advisor Freedom 2015 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Fidelity Advisor Freedom 2015 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Fidelity Advisor Freedom 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Fidelity Advisor Freedom 2020 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Fidelity Advisor Freedom 2020 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.73%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Fidelity Advisor Freedom 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Fidelity Advisor Freedom 2025 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Fidelity Advisor Freedom 2025 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.90%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Fidelity Advisor Freedom 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Fidelity Advisor Freedom 2030 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Fidelity Advisor Freedom 2030 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Fidelity Advisor Freedom 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Fidelity Advisor Freedom 2035 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Fidelity Advisor Freedom 2035 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Fidelity Advisor Freedom 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.73%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Fidelity Advisor Freedom 2040 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	11.11%
Fidelity Advisor Freedom 2040 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Fidelity Advisor Freedom 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.24%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Fidelity Advisor Freedom 2045 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Fidelity Advisor Freedom 2045 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.55%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Fidelity Advisor Freedom 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.30%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Fidelity Advisor Freedom 2050 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.57%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Fidelity Advisor Freedom 2050 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.59%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Fidelity Advisor Freedom 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Fidelity Advisor Freedom 2055 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Fidelity Advisor Freedom 2055 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Fidelity Advisor Freedom 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Fidelity Advisor Freedom 2060 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Fidelity Advisor Freedom 2060 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.64%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Fidelity Advisor Freedom 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Fidelity Advisor Freedom 2065 K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Fidelity Advisor Freedom 2065 M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Fidelity Advisor Freedom Blend 2015 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2015 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Fidelity Advisor Freedom Blend 2020 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2020 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Fidelity Advisor Freedom Blend 2025 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2025 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Fidelity Advisor Freedom Blend 2030 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2030 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Fidelity Advisor Freedom Blend 2035 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2035 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Fidelity Advisor Freedom Blend 2040 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2040 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Fidelity Advisor Freedom Blend 2045 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2045 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Fidelity Advisor Freedom Blend 2050 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2050 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Fidelity Advisor Freedom Blend 2055 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2055 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Fidelity Advisor Freedom Blend 2060 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2060 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.71%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Fidelity Advisor Freedom Blend 2065 Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend 2065 Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.63%
Fidelity Advisor Freedom Blend Inc Z6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Blend Inc Z6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Fidelity Advisor Freedom Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Fidelity Advisor Freedom Income K6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income K6: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	8.30%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Fidelity Advisor Freedom Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.72%
Fidelity Advisor Growth & Income M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth & Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Fidelity Advisor Growth Opps M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	44.80%
Average Annual Total Returns, 5 Years [Percent]	18.41%
Average Annual Total Returns, 10 Years [Percent]	15.26%
Fidelity Advisor Growth Opps Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	45.70%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	15.98%
Fidelity Advisor Industrials Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Industrials Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.14%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Fidelity Advisor Intl Cap App M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	27.01%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.02%
Fidelity Advisor Intl Cap App Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	27.79%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Fidelity Advisor Intl Real Estate Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Real Estate Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Fidelity Advisor Intl Small Cap Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Small Cap Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	19.76%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Fidelity Advisor Investment Gr Bd Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Investment Gr Bd Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.36%	[32]
Average Annual Total Returns, 1 Year [Percent]	6.74%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Fidelity Advisor Leveraged Co Stk A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Leveraged Co Stk A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	25.81%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Fidelity Advisor Leveraged Co Stk M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Leveraged Co Stk M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	25.49%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Fidelity Advisor Mid Cap Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Mid Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	22.72%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Fidelity Advisor New Insights A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	35.95%
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Fidelity Advisor New Insights M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	10.75%
Fidelity Advisor New Insights Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	36.43%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Fidelity Advisor Overseas M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Overseas M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	19.77%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Fidelity Advisor Real Estate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Fidelity Advisor Real Estate I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Fidelity Advisor Real Estate Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Fidelity Advisor Real Estate M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Fidelity Advisor Small Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	18.28%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Fidelity Advisor Small Cap M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Fidelity Advisor Small Cap Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.94%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Fidelity Advisor Stock Sel All Cp M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Sel All Cp M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	26.31%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Fidelity Advisor Stock Selec Mid Cp M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Selec Mid Cp M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Fidelity Advisor Strategic Div & Inc I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Fidelity Advisor Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Fidelity Advisor Technology Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Technology Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	59.80%
Average Annual Total Returns, 5 Years [Percent]	26.61%
Fidelity Advisor Total Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Fidelity Advisor Total Bond M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Fidelity Advisor Total Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.36%	[32]
Average Annual Total Returns, 1 Year [Percent]	7.34%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Fidelity Advisor Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.15%	[33]
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Fidelity Advisor Value M: Class M [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.40%	[34]
Average Annual Total Returns, 1 Year [Percent]	19.10%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Fidelity Advisor Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.75%	[35]
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	16.44%
Fidelity Blue Chip Growth K6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Blue Chip Growth K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	55.57%
Average Annual Total Returns, 5 Years [Percent]	21.42%
Fidelity Contrafund K6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Contrafund K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	37.67%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Fidelity Emerging Markets Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Emerging Markets Idx: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.50%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Fidelity Emerging Markets K:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Emerging Markets K:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.)Limited;Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Fidelity Extended Market Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Extended Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	25.37%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Fidelity Freedom Blend 2010 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2010 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2015 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2015 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2020 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2020 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2025 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2025 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2030 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2030 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2035 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2035 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2040 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2040 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.20%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2045 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2045 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	20.71%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2050 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2050 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2055 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2055 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	20.78%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2060 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2060 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend 2065 K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2065 K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Blend Inc K6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Blend Inc K6:Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Freedom Index 2005 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Fidelity Freedom Index 2005 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Investor: Class Inv
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Fidelity Freedom Index 2005 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2005 Premier: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Fidelity Freedom Index 2010 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.88%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Fidelity Freedom Index 2010 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	9.83%	[36]
Average Annual Total Returns, 5 Years [Percent]	4.86%	[36]
Average Annual Total Returns, 10 Years [Percent]	4.23%	[36]
Fidelity Freedom Index 2010 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	9.92%	[36]
Fidelity Freedom Index 2015 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Fidelity Freedom Index 2015 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	11.26%	[36]
Average Annual Total Returns, 5 Years [Percent]	5.72%	[36]
Average Annual Total Returns, 10 Years [Percent]	4.84%	[36]
Fidelity Freedom Index 2015 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	11.27%	[36]
Fidelity Freedom Index 2020 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.72%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Fidelity Freedom Index 2020 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	12.73%	[36]
Average Annual Total Returns, 5 Years [Percent]	6.47%	[36]
Average Annual Total Returns, 10 Years [Percent]	5.33%	[36]
Fidelity Freedom Index 2020 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	12.76%	[36]
Fidelity Freedom Index 2025 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Fidelity Freedom Index 2025 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	13.89%	[36]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[36]
Average Annual Total Returns, 10 Years [Percent]	5.81%	[36]
Fidelity Freedom Index 2025 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	13.98%	[36]
Fidelity Freedom Index 2030 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Fidelity Freedom Index 2030 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	15.10%	[36]
Average Annual Total Returns, 5 Years [Percent]	8.18%	[36]
Average Annual Total Returns, 10 Years [Percent]	6.55%	[36]
Fidelity Freedom Index 2030 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	15.13%	[36]
Fidelity Freedom Index 2035 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	FMR Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Fidelity Freedom Index 2035 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	FMR Inc	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	17.26%	[36]
Average Annual Total Returns, 5 Years [Percent]	9.66%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.41%	[36]
Fidelity Freedom Index 2035 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	FMR Inc	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	17.33%	[36]
Fidelity Freedom Index 2040 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.44%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Fidelity Freedom Index 2040 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.37%	[36]
Average Annual Total Returns, 5 Years [Percent]	10.68%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.88%	[36]
Fidelity Freedom Index 2040 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.47%	[36]
Fidelity Freedom Index 2045 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.95%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Fidelity Freedom Index 2045 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.90%	[36]
Average Annual Total Returns, 5 Years [Percent]	10.78%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.92%	[36]
Fidelity Freedom Index 2045 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.98%	[36]
Fidelity Freedom Index 2050 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Fidelity Freedom Index 2050 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.91%	[36]
Average Annual Total Returns, 5 Years [Percent]	10.78%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.92%	[36]
Fidelity Freedom Index 2050 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	20.00%	[36]
Fidelity Freedom Index 2055 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Fidelity Freedom Index 2055 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.95%	[36]
Average Annual Total Returns, 5 Years [Percent]	10.78%	[36]
Average Annual Total Returns, 10 Years [Percent]	7.92%	[36]
Fidelity Freedom Index 2055 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Premier: Class Other	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.06%	[36]
Average Annual Total Returns, 1 Year [Percent]	20.03%	[36]
Fidelity Freedom Index 2060 Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Fidelity Freedom Index 2060 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Investor: Class Inv	[36]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[36]
Current Expenses [Percent]	0.12%	[36]
Average Annual Total Returns, 1 Year [Percent]	19.91%	[36]
Average Annual Total Returns, 5 Years [Percent]	10.78%	[36]
Fidelity Freedom Index 2060 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Premier: Class Other	[37]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[37]
Current Expenses [Percent]	0.06%	[37]
Average Annual Total Returns, 1 Year [Percent]	19.99%	[37]
Fidelity Freedom Index 2065 Instl Prm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Instl Prm: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.88%
Fidelity Freedom Index 2065 Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Investor: Class Inv	[37]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[37]
Current Expenses [Percent]	0.12%	[37]
Average Annual Total Returns, 1 Year [Percent]	19.93%	[37]
Fidelity Freedom Index 2065 Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Premier: Class Other	[37]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[37]
Current Expenses [Percent]	0.06%	[37]
Average Annual Total Returns, 1 Year [Percent]	20.01%	[37]
Fidelity Freedom Index Inc Instl Prem: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Inc Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Fidelity Freedom Index Income Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Investor: Class Inv	[37]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[37]
Current Expenses [Percent]	0.12%	[37]
Average Annual Total Returns, 1 Year [Percent]	8.28%	[37]
Average Annual Total Returns, 5 Years [Percent]	3.50%	[37]
Average Annual Total Returns, 10 Years [Percent]	3.05%	[37]
Fidelity Freedom Index Income Premier: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Premier: Class Other	[37]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[37]
Current Expenses [Percent]	0.06%	[37]
Average Annual Total Returns, 1 Year [Percent]	8.43%	[37]
Fidelity Inflation-Prot Bd Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Inflation-Prot Bd Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.78%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Fidelity International Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity International Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Fidelity Intl Sustainability Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Intl Sustainability Idx: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Fidelity Inv MM Government Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Inv MM Government Instl: Class Inst	[38]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[38]
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	[38]
Current Expenses [Percent]	0.14%	[38],[39]
Average Annual Total Returns, 1 Year [Percent]	5.07%	[38]
Average Annual Total Returns, 5 Years [Percent]	1.80%	[38]
Fidelity Large Cap Growth Idx: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Large Cap Growth Idx: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	42.77%
Average Annual Total Returns, 5 Years [Percent]	19.48%
Fidelity Large Cap Value Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Large Cap Value Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Fidelity Mid Cap Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Mid Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	12.68%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Fidelity Multi-Asset Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Multi-Asset Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.11%	[39]
Average Annual Total Returns, 1 Year [Percent]	19.29%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Fidelity Real Estate Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Real Estate Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Fidelity Small Cap Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Small Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Fidelity Sustainability Bond Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Sustainability Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Fidelity Total International Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Total International Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Fidelity Total Market Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Total Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Fidelity U.S. Bond Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity U.S. Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Fidelity U.S. Sustainability Index: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity U.S. Sustainability Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	29.04%
Average Annual Total Returns, 5 Years [Percent]	16.14%
Fidelity VIP Asset Manager Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Fidelity VIP Contrafund Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Fidelity VIP Equity-Income Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Fidelity VIP Growth Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Growth Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Fidelity VIP High Income Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP High Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Fidelity VIP Overseas Initial: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	4.91%
First Eagle Global R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	9.38%
First Eagle Gold R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Gold R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.39%
Average Annual Total Returns, 5 Years [Percent]	12.14%
First Eagle Overseas R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Overseas R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	6.38%
First Eagle Small Cap Opportunity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	First Eagle Small Cap Opportunity R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.01%	[39]
Average Annual Total Returns, 1 Year [Percent]	16.88%
Franklin DynaTech R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	44.92%
Average Annual Total Returns, 5 Years [Percent]	16.26%
Average Annual Total Returns, 10 Years [Percent]	13.84%
Franklin Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%	[39]
Average Annual Total Returns, 1 Year [Percent]	9.38%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Franklin Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth A: Class A	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	0.80%	[5]
Average Annual Total Returns, 1 Year [Percent]	27.66%	[5]
Average Annual Total Returns, 5 Years [Percent]	15.00%	[5]
Average Annual Total Returns, 10 Years [Percent]	12.08%	[5]
Franklin Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.99%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Franklin Growth Opportunities Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.68%	[33]
Average Annual Total Returns, 1 Year [Percent]	40.15%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Franklin Growth Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.58%	[39]
Average Annual Total Returns, 1 Year [Percent]	40.27%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Franklin Growth Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.19%	[34]
Average Annual Total Returns, 1 Year [Percent]	39.45%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Franklin Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	28.09%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	12.50%
Franklin Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.35%
Average Annual Total Returns, 5 Years [Percent]	14.72%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Franklin Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.46%	[33]
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Franklin Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.41%	[39]
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Franklin Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.96%	[34]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Franklin Intl Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Intl Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Current Expenses [Percent]	0.76%	[39]
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Franklin Managed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Managed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.60%	[39]
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Franklin Mutual Global Discovery R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Franklin Mutual Global Discovery R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Franklin Mutual Global Discovery Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Z: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	20.58%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Franklin Mutual Quest R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Quest R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.72%	[40]
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Franklin Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.57%	[40]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Franklin Rising Dividends R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.52%	[40]
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	10.61%
Franklin Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.67%	[40]
Average Annual Total Returns, 1 Year [Percent]	31.24%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Franklin Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value A: Class A	[5]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[5]
Current Expenses [Percent]	0.99%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.89%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.90%	[5]
Franklin Small Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value Adv: Class Adv	[41]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[41]
Current Expenses [Percent]	0.73%	[41]
Average Annual Total Returns, 1 Year [Percent]	13.16%	[41]
Average Annual Total Returns, 5 Years [Percent]	11.34%	[41]
Average Annual Total Returns, 10 Years [Percent]	7.18%	[41]
Franklin Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value R6: Class Retirement	[42]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[42]
Current Expenses [Percent]	0.59%	[40],[42]
Average Annual Total Returns, 1 Year [Percent]	13.33%	[42]
Average Annual Total Returns, 5 Years [Percent]	11.51%	[42]
Average Annual Total Returns, 10 Years [Percent]	7.38%	[42]
Franklin Small Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value R: Class Retirement	[43]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[43]
Current Expenses [Percent]	1.23%	[43]
Average Annual Total Returns, 1 Year [Percent]	12.61%	[43]
Average Annual Total Returns, 5 Years [Percent]	10.78%	[43]
Average Annual Total Returns, 10 Years [Percent]	6.65%	[43]
Franklin Small-Mid Cap Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%	[33]
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Franklin Small-Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.51%	[40]
Average Annual Total Returns, 1 Year [Percent]	27.66%
Average Annual Total Returns, 5 Years [Percent]	14.18%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Franklin Small-Mid Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.15%	[34]
Average Annual Total Returns, 1 Year [Percent]	26.86%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	9.02%
Franklin Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income A: Class A	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	0.93%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.42%	[5]
Average Annual Total Returns, 5 Years [Percent]	2.04%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.77%	[5]
Franklin Strategic Income Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.68%	[33]
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Franklin Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.55%	[40]
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	2.40%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Franklin Strategic Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.18%	[34]
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Franklin US Government Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin US Government Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.51%	[40]
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Franklin Utilities Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(4.69%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Franklin Utilities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.49%	[40]
Average Annual Total Returns, 1 Year [Percent]	(4.61%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Franklin Utilities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Utilities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(5.15%)
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Frost Credit Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Credit Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Frost Growth Equity Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Growth Equity Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	45.24%
Average Annual Total Returns, 5 Years [Percent]	17.11%
Average Annual Total Returns, 10 Years [Percent]	13.61%
Frost Total Return Bond Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Frost Total Return Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Goldman Sachs Core Fixed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.38%	[40]
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Goldman Sachs Emerging Markets Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Emerging Markets Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.02%	[40]
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Goldman Sachs FS Government Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Adm: Class Other	[44]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[44]
Current Expenses [Percent]	0.43%	[44]
Average Annual Total Returns, 1 Year [Percent]	4.78%	[44]
Average Annual Total Returns, 5 Years [Percent]	1.65%	[44]
Average Annual Total Returns, 10 Years [Percent]	1.03%	[44]
Goldman Sachs FS Government R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government R6: Class Retirement	[45]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[45]
Current Expenses [Percent]	0.18%	[45]
Average Annual Total Returns, 1 Year [Percent]	5.04%	[45]
Average Annual Total Returns, 5 Years [Percent]	1.82%	[45]
Goldman Sachs FS Government Res: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Res: Class Other	[46]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[46]
Current Expenses [Percent]	0.83%	[46]
Average Annual Total Returns, 1 Year [Percent]	4.36%	[46]
Average Annual Total Returns, 5 Years [Percent]	1.42%	[46]
Average Annual Total Returns, 10 Years [Percent]	0.83%	[46]
Goldman Sachs Growth Strategy Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.62%	[47]
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Goldman Sachs Growth Strategy Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.12%	[34]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Goldman Sachs Intl Eq Insghts Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%	[47]
Average Annual Total Returns, 1 Year [Percent]	20.83%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Goldman Sachs Intl Eq Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.80%	[40]
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Goldman Sachs Intl Eq Insghts S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts S: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.31%	[34]
Average Annual Total Returns, 1 Year [Percent]	20.26%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Goldman Sachs Large Cap Gr Insghts Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.67%	[47]
Average Annual Total Returns, 1 Year [Percent]	37.26%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	13.19%
Goldman Sachs Large Cap Gr Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.54%	[40]
Average Annual Total Returns, 1 Year [Percent]	37.48%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Goldman Sachs Large Cap Gr Insghts Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%	[34]
Average Annual Total Returns, 1 Year [Percent]	36.77%
Average Annual Total Returns, 5 Years [Percent]	15.95%
Average Annual Total Returns, 10 Years [Percent]	12.79%
Goldman Sachs Large Cp Val Insghts Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.68%	[47]
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Goldman Sachs Large Cp Val Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.55%	[40]
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Goldman Sachs Large Cp Val Insghts Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%	[34]
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Goldman Sachs Mid Cap Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.91%	[47]
Average Annual Total Returns, 1 Year [Percent]	19.12%
Average Annual Total Returns, 5 Years [Percent]	13.74%
Average Annual Total Returns, 10 Years [Percent]	9.38%
Goldman Sachs Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.85%	[40]
Average Annual Total Returns, 1 Year [Percent]	19.23%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Goldman Sachs Mid Cap Growth Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%	[34]
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	13.26%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Goldman Sachs Mid Cap Value Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Goldman Sachs Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Goldman Sachs Mid Cap Value Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	11.26%
Average Annual Total Returns, 5 Years [Percent]	12.96%
Average Annual Total Returns, 10 Years [Percent]	7.64%
Goldman Sachs Satellite Strategies Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.13%	[47]
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	2.86%
Goldman Sachs Satellite Strategies Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Satellite Strategies Svc: Class S	[43]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[43]
Current Expenses [Percent]	1.51%	[34],[43]
Average Annual Total Returns, 1 Year [Percent]	9.98%	[43]
Average Annual Total Returns, 5 Years [Percent]	4.20%	[43]
Average Annual Total Returns, 10 Years [Percent]	2.51%	[43]
Goldman Sachs Small Cap Eq Insghts R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.84%	[40]
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Goldman Sachs Small Cap Value Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.00%	[47]
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Goldman Sachs Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%	[40]
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Goldman Sachs Small Cap Value Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.50%	[34]
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Goldman Sachs Small/Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Goldman Sachs Technology Opps Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.89%	[47]
Average Annual Total Returns, 1 Year [Percent]	58.26%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.64%
Goldman Sachs Technology Opps Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.39%	[48]
Average Annual Total Returns, 1 Year [Percent]	57.43%
Average Annual Total Returns, 5 Years [Percent]	18.19%
Average Annual Total Returns, 10 Years [Percent]	15.07%
Goldman Sachs US Equity Insights Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.68%	[47]
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Goldman Sachs US Equity Insights R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.55%	[40]
Average Annual Total Returns, 1 Year [Percent]	23.61%
Average Annual Total Returns, 5 Years [Percent]	13.98%
Goldman Sachs US Equity Insights Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%	[48]
Average Annual Total Returns, 1 Year [Percent]	22.96%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Guggenheim Macro Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Macro Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Mgmt LLC
Current Expenses [Percent]	1.04%	[40]
Average Annual Total Returns, 1 Year [Percent]	9.69%
Guggenheim Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guggenheim Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Mgmt LLC
Current Expenses [Percent]	0.58%	[40]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.80%
GuideStone Funds Aggressive Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Aggressive Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	7.05%
GuideStone Funds Balanced Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Balanced Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	4.17%
GuideStone Funds Conservative Allc Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Conservative Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	2.78%
GuideStone Funds Defensv Mkt Strats Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Defensv Mkt Strats Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.20%
GuideStone Funds Emerging Mkts Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Emerging Mkts Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	1.84%
GuideStone Funds Equity Index Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Equity Index Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Legal & General Investment Management America Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	26.51%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	11.91%
GuideStone Funds Global Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Global Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	1.01%
GuideStone Funds Global Rl Est Secs Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Global Rl Est Secs Inst: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Heitman Real Estate Securities LLC;RREEF America L.L.C.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	5.12%
GuideStone Funds Growth Allocation Inv: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Growth Allocation Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	5.53%
GuideStone Funds Growth Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	42.22%
Average Annual Total Returns, 5 Years [Percent]	14.94%
Average Annual Total Returns, 10 Years [Percent]	11.97%
GuideStone Funds International Eq Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds International Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;WCM Investment Management;Wellington Management Company LLP;AQR Capital Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	4.31%
GuideStone Funds Medium-Dur Bd Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Medium-Dur Bd Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC;Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.93%
GuideStone Funds Small Cap Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Small Cap Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	7.13%
GuideStone Funds Value Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	GuideStone Funds Value Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Harbor Capital Appreciation Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Capital Appreciation Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Harbor Capital Advisors Inc
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.59%	[40]
Average Annual Total Returns, 1 Year [Percent]	53.86%
Average Annual Total Returns, 5 Years [Percent]	18.00%
Harbor Core Bond Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Core Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Harbor Capital Advisors Inc
Portfolio Company Subadviser [Text Block]	Income Research & Management
Current Expenses [Percent]	0.26%	[49]
Average Annual Total Returns, 1 Year [Percent]	5.81%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Harbor Mid Cap Value Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Mid Cap Value Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Harbor Capital Advisors Inc
Portfolio Company Subadviser [Text Block]	LSV Asset Management
Current Expenses [Percent]	0.77%	[49]
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Harbor Small Cap Growth Retirement:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Harbor Small Cap Growth Retirement:Class Retirement
Portfolio Company Adviser [Text Block]	Harbor Capital Advisors Inc
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	22.18%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]
Hartford Balanced Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Balanced Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Hartford Climate Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Climate Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.69%	[49]
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Hartford Core Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	21.57%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Hartford Dividend and Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Dividend and Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Hartford Equity Income R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Equity Income R6:Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]
Hartford Growth Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	41.13%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Hartford International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Hartford International Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford International Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Hartford MidCap R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R3: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Hartford MidCap R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R4: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Hartford MidCap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford MidCap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Hartford Schroders International Stk SDR: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders International Stk SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Hartford Schroders US MidCap Opps R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Schroders US MidCap Opps R4: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Hartford Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Hartford World Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford World Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	0.68%
Average Annual Total Returns, 10 Years [Percent]	1.31%
Hartford World Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Hartford World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Impax Global Environmental Markets Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	12.05%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Impax Sustainable Allocation Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Invesco Active Allocation A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Active Allocation A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Invesco Active Allocation Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Active Allocation Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Invesco American Franchise A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco American Franchise A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	40.91%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	11.56%
Invesco Comstock A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Invesco Comstock R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Invesco Comstock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Invesco Comstock Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Select A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%	[48]
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Invesco Comstock Select Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Comstock Select Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[47]
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Invesco Core Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[48]
Average Annual Total Returns, 1 Year [Percent]	5.24%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Invesco Core Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.46%	[47]
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Invesco Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.46%	[49]
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Invesco Corporate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Invesco Developing Markets A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	11.17%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Invesco Developing Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Invesco Developing Markets Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Developing Markets Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Invesco Discovery Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Invesco Discovery Mid Cap Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Invesco Discovery Mid Cap Growth R6: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R6: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Invesco Discovery Mid Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[5]
Current Expenses [Percent]	1.29%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.71%	[5]
Average Annual Total Returns, 5 Years [Percent]	12.21%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.14%	[5]
Invesco Discovery R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Discovery R6:Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	9.90%
Invesco Diversified Dividend A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	9.76%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Invesco Diversified Dividend Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Investor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Invesco Diversified Dividend R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Diversified Dividend R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Invesco EQV International Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.97%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Invesco EQV International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	18.03%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Invesco EQV International Equity R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV International Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	3.66%
Invesco EQV Intl Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco EQV Intl Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	5.22%
Invesco Energy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Energy A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	0.26%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	(1.83%)
Invesco Energy Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Energy Inv: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	0.30%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	(1.82%)
Invesco Equally-Wtd S&P 500 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Equally-Wtd S&P 500 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Invesco Floating Rate ESG A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Invesco Floating Rate ESG R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Invesco Floating Rate ESG Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.84%
Invesco Global A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Invesco Global Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Invesco Global Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Invesco Global Opportunities Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Invesco Global R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	34.48%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco Global Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[48]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.37%
Invesco Global Strategic Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%	[47]
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.58%
Invesco Global Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	34.34%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Invesco Gold & Special Minerals A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Invesco Gold & Special Minerals R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	5.80%
Invesco Gold & Special Minerals Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	11.61%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Invesco Health Care A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Health Care A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.05%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Invesco Health Care Invstor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Health Care Invstor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	3.05%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Invesco Income Advantage Intl A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Invesco Income Advantage Intl R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl R5: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%	[47]
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	2.72%
Invesco International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.69%
Invesco International Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.08%
Invesco International Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Invesco International Small-Mid Com A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Invesco International Small-Mid Com R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Invesco International Small-Mid Com R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Invesco International Small-Mid Com Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Invesco Main Street All Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street All Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Invesco Main Street All Cap Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	26.24%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Invesco Main Street Mid Cap A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Invesco Main Street Mid Cap R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap R: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[5]
Current Expenses [Percent]	1.32%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.15%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.44%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.27%	[5]
Invesco Main Street Mid Cap Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Invesco Oppenheimer International Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Invesco Oppenheimer International Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.20%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Invesco Oppenheimer International Gr Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	21.01%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Invesco Senior Floating Rate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.07%	[48]
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Invesco Senior Floating Rate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Invesco Senior Floating Rate Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.82%	[47]
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Invesco Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Invesco Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Invesco Small Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Invesco Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Value R6: Class Retirement	[50]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[50]
Current Expenses [Percent]	0.71%	[50]
Average Annual Total Returns, 1 Year [Percent]	23.46%	[50]
Average Annual Total Returns, 5 Years [Percent]	21.18%	[50]
Invesco SteelPath MLP Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco SteelPath MLP Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	4.57%	[49]
Average Annual Total Returns, 1 Year [Percent]	20.63%
Average Annual Total Returns, 5 Years [Percent]	14.68%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Invesco Technology A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Technology A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	47.23%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Invesco Technology Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Technology Investor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	47.38%
Average Annual Total Returns, 5 Years [Percent]	14.90%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Invesco Value Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Invesco Value Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	17.21%
Invesco Value Opportunities R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	16.47%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Invesco Value Opportunities Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Value Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	17.02%
Average Annual Total Returns, 10 Years [Percent]	8.93%
JH Adaptive Risk Mgd U.S. Eq S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	JH Adaptive Risk Mgd U.S. Eq S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%	[51]
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	8.51%
JHancock 2010 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[52]
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	4.64%
JHancock 2015 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[52]
Average Annual Total Returns, 1 Year [Percent]	10.67%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	4.92%
JHancock 2020 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.36%	[52]
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	5.38%
JHancock 2025 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.35%	[52]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	6.04%
JHancock 2030 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.33%	[52]
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	6.63%
JHancock 2035 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	7.17%
JHancock 2040 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.65%
JHancock 2045 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	17.98%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	7.84%
JHancock 2050 Lifetime Blend Ptf R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.90%
JHancock 2055 Lifetime Blend Pft R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2055 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	18.51%
Average Annual Total Returns, 5 Years [Percent]	10.82%
JHancock 2060 Lifetime Blend Pft R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock 2060 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[52]
Average Annual Total Returns, 1 Year [Percent]	18.46%
Average Annual Total Returns, 5 Years [Percent]	10.81%
JHancock Balanced R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%	[52]
Average Annual Total Returns, 1 Year [Percent]	18.73%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	7.58%
JHancock Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.36%	[52]
Average Annual Total Returns, 1 Year [Percent]	6.65%
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	2.61%
JHancock Disciplined Value Mid Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Disciplined Value Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc
Current Expenses [Percent]	0.75%	[52]
Average Annual Total Returns, 1 Year [Percent]	16.77%
Average Annual Total Returns, 5 Years [Percent]	13.77%
Average Annual Total Returns, 10 Years [Percent]	9.67%
JHancock ESG Core Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG Core Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Breckinridge Capital Advisors, Inc.
Current Expenses [Percent]	0.46%	[53]
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	1.38%
JHancock ESG International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Boston Common Asset Management, LLC
Current Expenses [Percent]	0.86%	[53]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	6.90%
JHancock ESG Large Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock ESG Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Trillium Asset Management LLC
Current Expenses [Percent]	0.76%	[53]
Average Annual Total Returns, 1 Year [Percent]	21.66%
Average Annual Total Returns, 5 Years [Percent]	14.63%
JHancock Fundamental Large Cap Core R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Fundamental Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%	[53]
Average Annual Total Returns, 1 Year [Percent]	32.65%
Average Annual Total Returns, 5 Years [Percent]	16.31%
Average Annual Total Returns, 10 Years [Percent]	10.92%
JHancock International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.43%
JHancock Investment Grade Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.39%	[53]
Average Annual Total Returns, 1 Year [Percent]	6.18%
Average Annual Total Returns, 5 Years [Percent]	1.34%
JHancock Multimanager Lifestyle Agrsv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	7.57%
JHancock Multimanager Lifestyle Bal R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	5.75%
JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.33%
JHancock Multimanager Lifestyle Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	6.77%
JHancock Multimanager Lifestyle Mod R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	4.58%
JHancock U.S. Global Leaders Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JHancock U.S. Global Leaders Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	0.77%	[53]
Average Annual Total Returns, 1 Year [Percent]	29.60%
Average Annual Total Returns, 5 Years [Percent]	14.66%
Average Annual Total Returns, 10 Years [Percent]	11.97%
JPMorgan Core Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Core Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[53]
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	2.10%
JPMorgan Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.38%	[53]
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.37%
JPMorgan Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Emerging Markets Equity R6: Class Retirement	[54]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.	[54]
Current Expenses [Percent]	0.79%	[53],[54]
Average Annual Total Returns, 1 Year [Percent]	7.44%	[54]
Average Annual Total Returns, 5 Years [Percent]	5.09%	[54]
Average Annual Total Returns, 10 Years [Percent]	3.99%	[54]
JPMorgan Equity Income R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Equity Income R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	10.97%
JPMorgan Equity Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	9.49%
JPMorgan Global Allocation R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Global Allocation R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.66%	[53]
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	6.34%
JPMorgan Global Bond Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Global Bond Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.50%	[53]
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	3.66%
JPMorgan Government Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Government Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.55%	[51]
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	0.41%
JPMorgan Government Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Government Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.30%	[53]
Average Annual Total Returns, 1 Year [Percent]	4.43%
Average Annual Total Returns, 5 Years [Percent]	0.66%
JPMorgan Income Builder R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.52%	[55]
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	5.01%
JPMorgan Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	3.22%
JPMorgan Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[55]
Average Annual Total Returns, 1 Year [Percent]	34.95%
Average Annual Total Returns, 5 Years [Percent]	21.19%
Average Annual Total Returns, 10 Years [Percent]	15.67%
JPMorgan Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[55]
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	10.51%
JPMorgan Mid Cap Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.95%	[51]
Average Annual Total Returns, 1 Year [Percent]	23.06%
Average Annual Total Returns, 5 Years [Percent]	15.47%
JPMorgan Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%	[55]
Average Annual Total Returns, 1 Year [Percent]	23.35%
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]	11.41%
JPMorgan Mid Cap Value R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.90%	[51]
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	10.86%
JPMorgan Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.65%	[55]
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	11.14%
JPMorgan Small Cap Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity I: Class Inst
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%	[55]
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	8.45%
JPMorgan Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth R6: Class Retirement	[56]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.	[56]
Current Expenses [Percent]	0.74%	[55],[56]
Average Annual Total Returns, 1 Year [Percent]	14.48%	[56]
Average Annual Total Returns, 5 Years [Percent]	10.11%	[56]
Average Annual Total Returns, 10 Years [Percent]	8.89%	[56]
JPMorgan Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%	[55]
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	6.44%
JPMorgan SmartRetirement® 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[55]
Average Annual Total Returns, 1 Year [Percent]	11.98%
Average Annual Total Returns, 5 Years [Percent]	5.56%
JPMorgan SmartRetirement® 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[55]
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	6.74%
JPMorgan SmartRetirement® 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.35%	[55]
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	7.83%
JPMorgan SmartRetirement® 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.39%	[55]
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	9.29%
JPMorgan SmartRetirement® 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[55]
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	10.20%
JPMorgan SmartRetirement® 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[55]
Average Annual Total Returns, 1 Year [Percent]	20.01%
Average Annual Total Returns, 5 Years [Percent]	10.83%
JPMorgan SmartRetirement® 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[55]
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	10.85%
JPMorgan SmartRetirement® 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[55]
Average Annual Total Returns, 1 Year [Percent]	20.33%
Average Annual Total Returns, 5 Years [Percent]	10.87%
JPMorgan SmartRetirement® 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[55]
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	10.85%
JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	5.26%
JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	4.79%
JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	6.40%
JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	13.37%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	5.51%
JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	7.50%
JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.20%
JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	8.64%
JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	17.05%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	6.83%
JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	9.47%
JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	7.32%
JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	19.20%
Average Annual Total Returns, 5 Years [Percent]	10.06%
JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.33%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	10.14%
JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.77%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	7.64%
JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	10.15%
JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	7.65%
JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	19.44%
Average Annual Total Returns, 5 Years [Percent]	10.15%
JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.69%
Average Annual Total Returns, 5 Years [Percent]	10.42%
JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	18.79%
JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.13%
JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend IncomeR4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[51]
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	4.85%
JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend IncomeR6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[55]
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	4.16%
JPMorgan SmartRetirement® Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[55]
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	5.20%
JPMorgan Smartretirement® 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Smartretirement® 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[55]
Average Annual Total Returns, 1 Year [Percent]	19.95%
JPMorgan US Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[55]
Average Annual Total Returns, 1 Year [Percent]	27.35%
Average Annual Total Returns, 5 Years [Percent]	17.44%
Average Annual Total Returns, 10 Years [Percent]	12.56%
JPMorgan US Research Enhanced Equity R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Research Enhanced Equity R6:Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.25%	[30]
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	12.06%
JPMorgan US Small Company R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	10.86%
JPMorgan US Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan US Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.57%
JPMorgan Value Advantage R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.80%	[57]
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.11%
JPMorgan Value Advantage R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.55%	[55]
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Janus Henderson Balanced N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Janus Henderson Balanced R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	14.69%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Janus Henderson Developed World Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Developed World Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%	[52]
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Janus Henderson Enterprise A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	13.21%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Janus Henderson Enterprise N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Janus Henderson Enterprise S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Janus Henderson Flexible Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Janus Henderson Forty A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.54%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	13.28%
Janus Henderson Forty R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	38.96%
Average Annual Total Returns, 5 Years [Percent]	16.07%
Average Annual Total Returns, 10 Years [Percent]	12.86%
Janus Henderson Glb Tech and Innovt N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Glb Tech and Innovt N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	55.50%
Average Annual Total Returns, 5 Years [Percent]	20.28%
Janus Henderson Global Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Janus Henderson Global Equity Income N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Janus Henderson Global Equity Income S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Janus Henderson Global Life Sciences N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Janus Henderson Global Life Sciences S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Janus Henderson Global Life Sciences T: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences T: Class Other
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Janus Henderson Growth And Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Growth And Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.37%	[51]
Average Annual Total Returns, 1 Year [Percent]	17.17%
Average Annual Total Returns, 5 Years [Percent]	12.08%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Janus Henderson Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Janus Henderson Mid Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.56%
Janus Henderson Multi-Sector Income N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Multi-Sector Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Janus Henderson Overseas N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Janus Henderson Research A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	42.82%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Janus Henderson Research S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	16.31%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Janus Henderson Small Cap Value N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Janus Henderson Small Cap Value S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Janus Henderson Triton A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.32%	[51]
Average Annual Total Returns, 1 Year [Percent]	14.24%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Janus Henderson Triton N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Janus Henderson Triton S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Triton S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Janus Henderson VIT Balanced Svc: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Svc: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Janus Henderson VIT Flexible Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%	[51]
Average Annual Total Returns, 1 Year [Percent]	5.50%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Janus Henderson VIT Global Rsrch Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Rsrch Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	26.78%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Janus Henderson Venture N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Venture N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Knights of Columbus Core Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Core Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors LLC
Current Expenses [Percent]	0.50%	[55]
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Knights of Columbus International Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus International Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors LLC
Current Expenses [Percent]	1.10%	[55]
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Knights of Columbus Large Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Knights of Columbus Large Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Knights of Columbus Small Cap I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Knights of Columbus Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Lazard Developing Markets Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Developing Markets Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%	[58]
Average Annual Total Returns, 1 Year [Percent]	9.64%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Loomis Sayles Bond N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Loomis Sayles Small Cap Growth N: Class N [Member]
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Lord Abbett Affiliated R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Affiliated R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	9.68%
Lord Abbett Bond-Debenture A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.84%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.85%	[5]
Average Annual Total Returns, 5 Years [Percent]	3.28%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.60%	[5]
Lord Abbett Bond-Debenture R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.54%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	3.30%
Lord Abbett Bond Debenture R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Lord Abbett Bond Debenture R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Lord Abbett Developing Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.92%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.50%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.97%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.74%	[5]
Lord Abbett Developing Growth P: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth P: Class Other	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.12%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.21%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.75%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.62%	[5]
Lord Abbett Developing Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R3: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[59]
Current Expenses [Percent]	1.17%	[59]
Average Annual Total Returns, 1 Year [Percent]	8.20%	[59]
Average Annual Total Returns, 5 Years [Percent]	8.70%	[59]
Average Annual Total Returns, 10 Years [Percent]	6.48%	[59]
Lord Abbett Developing Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.74%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Lord Abbett Developing Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Lord Abbett Dividend Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.90%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.34%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.07%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.15%	[5]
Lord Abbett Dividend Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Lord Abbett Dividend Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Lord Abbett Focused Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Focused Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.97%	[58]
Average Annual Total Returns, 1 Year [Percent]	13.93%
Lord Abbett Fundamental Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.94%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.10%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.73%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.51%	[5]
Lord Abbett Fundamental Equity R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Lord Abbett Fundamental Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.36%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Lord Abbett Growth Leaders I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.66%	[5]
Average Annual Total Returns, 1 Year [Percent]	33.29%	[5]
Average Annual Total Returns, 5 Years [Percent]	16.36%	[5]
Average Annual Total Returns, 10 Years [Percent]	12.74%	[5]
Lord Abbett Growth Leaders R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	32.59%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Lord Abbett Growth Leaders R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.27%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Lord Abbett Growth Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.96%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	10.80%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.81%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.16%	[5]
Lord Abbett Growth Opportunities P: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities P: Class Other	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.16%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	10.59%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.60%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.95%	[5]
Lord Abbett Growth Opportunities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.21%	[61]
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Lord Abbett Growth Opportunities R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.71%	[57]
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Lord Abbett High Yield A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.92%	[5]
Average Annual Total Returns, 1 Year [Percent]	10.46%	[5]
Average Annual Total Returns, 5 Years [Percent]	3.99%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.90%	[5]
Lord Abbett High Yield R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Lord Abbett High Yield R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.67%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Lord Abbett High Yield R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.78%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Lord Abbett Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Lord Abbett International Opp R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Lord Abbett International Opp R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Lord Abbett International Opp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett International Opp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Lord Abbett Mid Cap Stock P: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock P: Class Other	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.23%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.27%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.60%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.55%	[5]
Lord Abbett Mid Cap Stock R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R3: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[59]
Current Expenses [Percent]	1.26%	[59]
Average Annual Total Returns, 1 Year [Percent]	15.25%	[59]
Average Annual Total Returns, 5 Years [Percent]	10.56%	[59]
Average Annual Total Returns, 10 Years [Percent]	6.50%	[59]
Lord Abbett Mid Cap Stock R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Lord Abbett Mid Cap Stock R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.95%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Lord Abbett Small Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.94%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.08%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.44%	[5]
Average Annual Total Returns, 10 Years [Percent]	5.61%	[5]
Lord Abbett Small Cap Value P: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value P: Class Other	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.54%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.95%	[5]
Average Annual Total Returns, 10 Years [Percent]	5.14%	[5]
Lord Abbett Small Cap Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R3: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[59]
Current Expenses [Percent]	1.48%	[59]
Average Annual Total Returns, 1 Year [Percent]	19.51%	[59]
Average Annual Total Returns, 5 Years [Percent]	7.89%	[59]
Average Annual Total Returns, 10 Years [Percent]	5.09%	[59]
Lord Abbett Small Cap Value R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.04%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Lord Abbett Total Return I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	0.41%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	6.43%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.42%	[5]
Average Annual Total Returns, 10 Years [Percent]	2.04%	[5]
Lord Abbett Total Return R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.86%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Lord Abbett Total Return R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Lord Abbett Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.49%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Lord Abbett Value Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities A: Class A	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.18%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.69%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.41%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.99%	[5]
Lord Abbett Value Opportunities P: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities P: Class Other	[5]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[5]
Current Expenses [Percent]	1.38%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.51%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.19%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.78%	[5]
Lord Abbett Value Opportunities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Lord Abbett Value Opportunities R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Lord Abbett Value Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	10.79%
MFS Aggressive Growth Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.27%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	15.66%	[59]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[59]
Average Annual Total Returns, 10 Years [Percent]	7.80%	[59]
MFS Aggressive Growth Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%	[57]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.07%
MFS Conservative Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Conservative Allocation R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.09%	[59]
Average Annual Total Returns, 1 Year [Percent]	10.12%	[59]
Average Annual Total Returns, 5 Years [Percent]	5.87%	[59]
Average Annual Total Returns, 10 Years [Percent]	4.36%	[59]
MFS Conservative Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Conservative Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.63%
MFS Core Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.57%	[58]
Average Annual Total Returns, 1 Year [Percent]	23.27%
Average Annual Total Returns, 5 Years [Percent]	15.29%
Average Annual Total Returns, 10 Years [Percent]	11.75%
MFS Emerging Markets Debt R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.31%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	9.90%	[59]
Average Annual Total Returns, 5 Years [Percent]	1.98%	[59]
Average Annual Total Returns, 10 Years [Percent]	2.47%	[59]
MFS Emerging Markets Debt R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%	[57]
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.73%
MFS Emerging Markets Debt R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%	[58]
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	3.09%
MFS Global Opportunistic Bd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Global Opportunistic Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.60%	[62]
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	1.62%
MFS Global Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%	[62]
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.39%
MFS Growth Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.21%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	14.25%	[59]
Average Annual Total Returns, 5 Years [Percent]	9.69%	[59]
Average Annual Total Returns, 10 Years [Percent]	6.86%	[59]
MFS Growth Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%	[57]
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	7.13%
MFS Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.50%	[62]
Average Annual Total Returns, 1 Year [Percent]	36.25%
Average Annual Total Returns, 5 Years [Percent]	16.10%
Average Annual Total Returns, 10 Years [Percent]	13.04%
MFS International Equity R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Equity R6:Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.68%	[30]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	6.23%
MFS International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%	[62]
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	6.47%
MFS International Intrinsic Value R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.28%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	17.33%	[59]
Average Annual Total Returns, 5 Years [Percent]	8.21%	[59]
Average Annual Total Returns, 10 Years [Percent]	6.58%	[59]
MFS International Intrinsic Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R3: Class Retirement	[63]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[63]
Current Expenses [Percent]	1.03%	[57],[63]
Average Annual Total Returns, 1 Year [Percent]	17.60%	[63]
Average Annual Total Returns, 5 Years [Percent]	8.47%	[63]
Average Annual Total Returns, 10 Years [Percent]	6.84%	[63]
MFS International Intrinsic Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R6: Class Retirement	[64]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[64]
Current Expenses [Percent]	0.67%	[62],[64]
Average Annual Total Returns, 1 Year [Percent]	18.05%	[64]
Average Annual Total Returns, 5 Years [Percent]	8.86%	[64]
Average Annual Total Returns, 10 Years [Percent]	7.22%	[64]
MFS International New Discovery A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery A: Class A	[63]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[63]
Current Expenses [Percent]	1.31%	[57],[63]
Average Annual Total Returns, 1 Year [Percent]	12.78%	[63]
Average Annual Total Returns, 5 Years [Percent]	5.19%	[63]
Average Annual Total Returns, 10 Years [Percent]	4.22%	[63]
MFS International New Discovery R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.56%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	12.47%	[59]
Average Annual Total Returns, 5 Years [Percent]	4.93%	[59]
Average Annual Total Returns, 10 Years [Percent]	3.96%	[59]
MFS International New Discovery R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS International New Discovery R6: Class Retirement	[64]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[64]
Current Expenses [Percent]	0.92%	[62],[64]
Average Annual Total Returns, 1 Year [Percent]	13.18%	[64]
Average Annual Total Returns, 5 Years [Percent]	5.58%	[64]
Average Annual Total Returns, 10 Years [Percent]	4.61%	[64]
MFS Intl Diversification R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Intl Diversification R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%	[62]
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	8.29%
MFS Massachusetts Inv Gr Stk R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	0.96%	[59]
Average Annual Total Returns, 1 Year [Percent]	23.76%	[59]
Average Annual Total Returns, 5 Years [Percent]	16.41%	[59]
Average Annual Total Returns, 10 Years [Percent]	12.47%	[59]
MFS Massachusetts Inv Gr Stk R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	24.06%
Average Annual Total Returns, 5 Years [Percent]	16.71%
Average Annual Total Returns, 10 Years [Percent]	12.75%
MFS Massachusetts Inv Gr Stk R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	17.11%
Average Annual Total Returns, 10 Years [Percent]	13.14%
MFS Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%	[57]
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	10.62%
MFS Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.66%	[62]
Average Annual Total Returns, 1 Year [Percent]	21.50%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	11.02%
MFS Mid Cap Value R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.24%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	12.25%	[59]
Average Annual Total Returns, 5 Years [Percent]	12.38%	[59]
Average Annual Total Returns, 10 Years [Percent]	8.16%	[59]
MFS Mid Cap Value R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[57]
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	8.43%
MFS Mid Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%	[62]
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	8.85%
MFS Moderate Allocation R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Moderate Allocation R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.15%	[59]
Average Annual Total Returns, 1 Year [Percent]	12.19%	[59]
Average Annual Total Returns, 5 Years [Percent]	7.80%	[59]
Average Annual Total Returns, 10 Years [Percent]	5.64%	[59]
MFS Moderate Allocation R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Moderate Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	5.90%
MFS New Discovery R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.54%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	13.66%	[59]
Average Annual Total Returns, 5 Years [Percent]	10.25%	[59]
Average Annual Total Returns, 10 Years [Percent]	6.96%	[59]
MFS New Discovery R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS New Discovery R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%	[57]
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.23%
MFS Technology R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.39%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	53.47%	[59]
Average Annual Total Returns, 5 Years [Percent]	16.85%	[59]
Average Annual Total Returns, 10 Years [Percent]	14.83%	[59]
MFS Technology R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%	[57]
Average Annual Total Returns, 1 Year [Percent]	53.89%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	15.12%
MFS Technology R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%	[62]
Average Annual Total Returns, 1 Year [Percent]	54.42%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	15.51%
MFS Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.36%	[62]
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	2.25%
MFS Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	6.75%
MFS Utilities R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R2: Class Retirement	[59]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company	[59]
Current Expenses [Percent]	1.25%	[59],[61]
Average Annual Total Returns, 1 Year [Percent]	(2.47%)	[59]
Average Annual Total Returns, 5 Years [Percent]	7.89%	[59]
Average Annual Total Returns, 10 Years [Percent]	5.97%	[59]
MFS Utilities R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.00%	[57]
Average Annual Total Returns, 1 Year [Percent]	(2.22%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.23%
MFS Utilities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.66%	[62]
Average Annual Total Returns, 1 Year [Percent]	(1.91%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	6.59%
MFS Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Value A: Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[65]
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
MFS Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.44%	[62]
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.79%
MF Vanguard LifeStrategy Conserv Grw: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	MF Vanguard LifeStrategy Conserv Grw: Class Other
Portfolio Company Adviser [Text Block]	Vanguard Advisers Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
MainStay WMC Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay WMC Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.40%
MainStay Winslow Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay Winslow Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.63%	[58]
Average Annual Total Returns, 1 Year [Percent]	43.09%
Average Annual Total Returns, 5 Years [Percent]	17.74%
Average Annual Total Returns, 10 Years [Percent]	13.61%
Manning & Napier Pro-Blend Cnsrv Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Cnsrv Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Manning & Napier Pro-Blend Extnd Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Extnd Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	5.30%
Manning & Napier Pro-Blend Max Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Max Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.10%	[57]
Average Annual Total Returns, 1 Year [Percent]	19.05%
Average Annual Total Returns, 5 Years [Percent]	11.82%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Manning & Napier Pro-Blend Mod Term S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Mod Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	4.20%
MassMutual Small Cap Gr Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Small Cap Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	9.19%
MassMutual Total Return Bond I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Total Return Bond I: Class Inst
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.33%	[58]
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Monteagle Opportunity Equity Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Park Place Capital Corporation
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Monteagle Opportunity Equity Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Park Place Capital Corporation
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.70%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Nationwide Geneva Mid Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Geneva Mid Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	24.13%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	9.78%
Nationwide Geneva Small Cap Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Geneva Small Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	33.57%
Average Annual Total Returns, 5 Years [Percent]	17.12%
Average Annual Total Returns, 10 Years [Percent]	14.09%
Neuberger Berman Emerg Mkts Eq A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.52%	[65]
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.07%
Neuberger Berman Emerg Mkts Eq R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.93%	[61]
Average Annual Total Returns, 1 Year [Percent]	3.98%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Neuberger Berman Focus Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Focus Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	23.23%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Neuberger Berman High Income Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman High Income Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Neuberger Berman Intrinsic Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Intrinsic Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Neuberger Berman Large Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.10%)
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Neuberger Berman Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(1.51%)
Neuberger Berman M/C Intrinsic Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.21%	[65]
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Neuberger Berman M/C Intrinsic Val R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.46%	[61]
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Neuberger Berman Small Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.27%	[65]
Average Annual Total Returns, 1 Year [Percent]	9.71%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Neuberger Berman Small Cap Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC	[5]
Current Expenses [Percent]	1.61%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	9.57%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.39%	[5]
Average Annual Total Returns, 10 Years [Percent]	8.56%	[5]
Neuberger Berman Small Cap Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.52%	[61]
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Neuberger Berman Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%	[62]
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Neuberger Berman Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.50%	[62]
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	3.31%
Neuberger Berman Sustainable Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Neuberger Berman Sustainable Equity R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	26.20%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Neuberger Berman Sustainable Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	27.13%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.27%
North Square Multi Strategy A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Multi Strategy A: Class A
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	18.01%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.75%
North Square Multi Strategy I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Multi Strategy I: Class Inst
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	18.30%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.06%
North Square Spectrum Alpha Fund A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund A: Class A
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	6.01%
North Square Spectrum Alpha I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	North Square Spectrum Alpha I: Class Inst
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	25.02%
Average Annual Total Returns, 5 Years [Percent]	10.38%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Northern Small Cap Value: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern Small Cap Value: Class No Load
Portfolio Company Adviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	1.00%	[65]
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Northern US Quality ESG K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern US Quality ESG K: Class Other
Portfolio Company Adviser [Text Block]	Northern Trust Investments Inc
Current Expenses [Percent]	0.39%	[62]
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Nuveen Bond Index R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Bond Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	5.64%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Nuveen Bond Index Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Bond Index Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Nuveen Core Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.79%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Nuveen Core Equity Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Equity Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	32.48%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Nuveen Core Impact Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nuveen Core Impact Bond Retirement: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Nuveen Core Plus Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	2.45%
Nuveen Core Plus Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Nuveen Dividend Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.96%	[65]
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Nuveen Emerging Markets Eq Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Emerging Markets Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.13%
Nuveen International Eq Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen International Eq Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Nuveen International Eq Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen International Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Nuveen International Opps A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen International Opps A: Class A
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Nuveen International Opps R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen International Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.42%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Nuveen International Res Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen International Res Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Nuveen Large Cap Gr Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Gr Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	42.63%
Average Annual Total Returns, 5 Years [Percent]	19.44%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Nuveen Large Cap Gr Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Gr Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	42.29%
Average Annual Total Returns, 5 Years [Percent]	19.14%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Nuveen Large Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	46.66%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	13.14%
Nuveen Large Cap Responsible Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Responsible Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	22.49%
Average Annual Total Returns, 5 Years [Percent]	15.05%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Nuveen Large Cap Responsible Eq Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Responsible Eq Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	22.20%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Nuveen Large Cap Value Idx R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Nuveen Large Cap Value Idx Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Nuveen Large Cap Value Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Nuveen Lifecycle 2010 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2010 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.37%	[66]
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Nuveen Lifecycle 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.38%	[66]
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Nuveen Lifecycle 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.39%	[66]
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Nuveen Lifecycle 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.41%	[66]
Average Annual Total Returns, 1 Year [Percent]	13.15%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Nuveen Lifecycle 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.42%	[66]
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	6.50%
Nuveen Lifecycle 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.43%	[66]
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Nuveen Lifecycle 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.44%	[66]
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Nuveen Lifecycle 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.45%	[66]
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Nuveen Lifecycle 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.45%	[66]
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Nuveen Lifecycle 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.45%	[66]
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Nuveen Lifecycle 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.45%	[66]
Average Annual Total Returns, 1 Year [Percent]	20.46%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Nuveen Lifecycle 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.45%	[66]
Average Annual Total Returns, 1 Year [Percent]	20.59%
Nuveen Lifecycle Index 2010 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2010 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	11.42%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Nuveen Lifecycle Index 2010 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2010 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.70%
Nuveen Lifecycle Index 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Nuveen Lifecycle Index 2015 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2015 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Nuveen Lifecycle Index 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	13.07%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Nuveen Lifecycle Index 2020 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2020 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Nuveen Lifecycle Index 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Nuveen Lifecycle Index 2025 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2025 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	5.99%
Nuveen Lifecycle Index 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Nuveen Lifecycle Index 2030 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2030 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Nuveen Lifecycle Index 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Nuveen Lifecycle Index 2035 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2035 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Nuveen Lifecycle Index 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Nuveen Lifecycle Index 2040 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2040 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	18.65%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Nuveen Lifecycle Index 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	20.07%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Nuveen Lifecycle Index 2045 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2045 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	19.76%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Nuveen Lifecycle Index 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Nuveen Lifecycle Index 2050 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2050 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	20.25%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Nuveen Lifecycle Index 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Nuveen Lifecycle Index 2055 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2055 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	20.43%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Nuveen Lifecycle Index 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	20.91%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Nuveen Lifecycle Index 2060 Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2060 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Nuveen Lifecycle Index 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	21.16%
Nuveen Lifecycle Index 2065 Ret: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2065 Ret: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	20.92%
Nuveen Lifecycle Index Ret Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index Ret Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.10%	[67]
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	6.05%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Nuveen Lifecycle Index Ret Inc Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Nuveen Lifecycle Retire Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifecycle Retire Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.37%	[67]
Average Annual Total Returns, 1 Year [Percent]	10.81%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Nuveen Lifestyle Aggressive Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Aggressive Gr A: Class A
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.92%	[68]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Nuveen Lifestyle Aggressive Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Aggressive Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.63%	[67]
Average Annual Total Returns, 1 Year [Percent]	22.73%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Nuveen Lifestyle Conservative R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Conservative R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.49%	[67]
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Nuveen Lifestyle Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Growth A: Class A
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.86%	[68]
Average Annual Total Returns, 1 Year [Percent]	19.17%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Nuveen Lifestyle Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.58%	[67]
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Nuveen Lifestyle Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.43%	[67]
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Nuveen Lifestyle Moderate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Lifestyle Moderate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.54%	[67]
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Nuveen Mid Cap Growth Opps A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opps A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.17%	[65]
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Nuveen Mid Cap Growth Opps R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.83%	[62]
Average Annual Total Returns, 1 Year [Percent]	20.34%
Average Annual Total Returns, 5 Years [Percent]	11.56%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Nuveen Mid Cap Growth Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Growth Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	21.16%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Nuveen Mid Cap Value 1 A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value 1 A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.16%	[65]
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	12.29%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nuveen Mid Cap Value 1 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value 1 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.79%	[62]
Average Annual Total Returns, 1 Year [Percent]	14.67%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Nuveen Real Estate Sec Sel R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Real Estate Sec Sel R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Nuveen Real Estate Securities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.22%	[65]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Nuveen Real Estate Securities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.85%	[62]
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Nuveen Small Cap Select A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Select A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.24%	[65]
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Nuveen Small Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.20%	[65]
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Nuveen Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Nuveen Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.81%	[62]
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Oakmark Equity and Income Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Oakmark Equity and Income Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Oakmark Equity And Income Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Oakmark Equity And Income Investor: Class Inv	[5]
Portfolio Company Adviser [Text Block]	Harris Associates L.P.	[5]
Current Expenses [Percent]	0.86%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.34%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.00%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.70%	[5]
PGIM Absolute Return Bond R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Absolute Return Bond R6:Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	3.03%
PGIM Global Real Estate A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate A: Class A	[59]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[59]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited	[59]
Current Expenses [Percent]	1.31%	[59]
Average Annual Total Returns, 1 Year [Percent]	10.82%	[59]
Average Annual Total Returns, 5 Years [Percent]	4.02%	[59]
Average Annual Total Returns, 10 Years [Percent]	3.90%	[59]
PGIM Global Real Estate R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	1.30%	[69]
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	4.09%
PGIM Global Real Estate R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	1.05%	[65]
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	4.35%
PGIM Global Real Estate R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	4.47%
PGIM Global Real Estate Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Real Estate Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited	[70]
Current Expenses [Percent]	0.93%	[70]
Average Annual Total Returns, 1 Year [Percent]	11.26%	[70]
Average Annual Total Returns, 5 Years [Percent]	4.47%	[70]
Average Annual Total Returns, 10 Years [Percent]	4.32%	[70]
PGIM Global Total Return R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Total Return R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.84%	[65]
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
PGIM Global Total Return R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Global Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	9.68%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.60%
PGIM High Yield A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited	[71]
Current Expenses [Percent]	0.75%	[71]
Average Annual Total Returns, 1 Year [Percent]	11.90%	[71]
Average Annual Total Returns, 5 Years [Percent]	4.99%	[71]
Average Annual Total Returns, 10 Years [Percent]	4.45%	[71]
PGIM High Yield R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited
Current Expenses [Percent]	0.91%	[69]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	4.80%
PGIM High Yield R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited
Current Expenses [Percent]	0.66%	[65]
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	5.07%
PGIM High Yield R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.83%
PGIM High Yield Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM High Yield Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income;PGIM Limited	[70]
Current Expenses [Percent]	0.51%	[70]
Average Annual Total Returns, 1 Year [Percent]	12.16%	[70]
Average Annual Total Returns, 5 Years [Percent]	5.25%	[70]
Average Annual Total Returns, 10 Years [Percent]	4.73%	[70]
PGIM Jennison Financial Services A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.38%	[71]
Average Annual Total Returns, 1 Year [Percent]	20.57%	[71]
Average Annual Total Returns, 5 Years [Percent]	13.14%	[71]
Average Annual Total Returns, 10 Years [Percent]	5.42%	[71]
PGIM Jennison Financial Services Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[70]
Current Expenses [Percent]	1.09%	[70]
Average Annual Total Returns, 1 Year [Percent]	20.88%	[70]
Average Annual Total Returns, 5 Years [Percent]	13.47%	[70]
Average Annual Total Returns, 10 Years [Percent]	5.73%	[70]
PGIM Jennison Focused Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.05%	[69],[71]
Average Annual Total Returns, 1 Year [Percent]	52.29%	[71]
Average Annual Total Returns, 5 Years [Percent]	16.06%	[71]
Average Annual Total Returns, 10 Years [Percent]	13.00%	[71]
PGIM Jennison Focused Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.67%	[72]
Average Annual Total Returns, 1 Year [Percent]	52.84%
Average Annual Total Returns, 5 Years [Percent]	16.52%
Average Annual Total Returns, 10 Years [Percent]	13.36%
PGIM Jennison Focused Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[70]
Current Expenses [Percent]	0.75%	[65],[70]
Average Annual Total Returns, 1 Year [Percent]	52.74%	[70]
Average Annual Total Returns, 5 Years [Percent]	16.43%	[70]
Average Annual Total Returns, 10 Years [Percent]	13.31%	[70]
PGIM Jennison Global Opportunities R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	41.68%
Average Annual Total Returns, 5 Years [Percent]	16.07%
PGIM Jennison Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	53.32%
Average Annual Total Returns, 5 Years [Percent]	18.27%
PGIM Jennison Health Sciences A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.15%	[71]
Average Annual Total Returns, 1 Year [Percent]	12.31%	[71]
Average Annual Total Returns, 5 Years [Percent]	12.26%	[71]
Average Annual Total Returns, 10 Years [Percent]	10.57%	[71]
PGIM Jennison Health Sciences R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	12.67%
PGIM Jennison Health Sciences Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[70]
Current Expenses [Percent]	0.86%	[70]
Average Annual Total Returns, 1 Year [Percent]	12.63%	[70]
Average Annual Total Returns, 5 Years [Percent]	12.58%	[70]
Average Annual Total Returns, 10 Years [Percent]	10.90%	[70]
PGIM Jennison International Opps R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison International Opps R6:Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	20.34%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]
PGIM Jennison Mid-Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.07%	[71]
Average Annual Total Returns, 1 Year [Percent]	20.18%	[71]
Average Annual Total Returns, 5 Years [Percent]	14.66%	[71]
Average Annual Total Returns, 10 Years [Percent]	9.36%	[71]
PGIM Jennison Mid-Cap Growth R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.08%	[69]
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.62%
PGIM Jennison Mid-Cap Growth R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%	[65]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	14.90%
PGIM Jennison Mid-Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.74%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	9.87%
PGIM Jennison Mid-Cap Growth Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Z: Class Inst	[70]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[70]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[70]
Current Expenses [Percent]	0.73%	[70]
Average Annual Total Returns, 1 Year [Percent]	20.60%	[70]
Average Annual Total Returns, 5 Years [Percent]	15.03%	[70]
Average Annual Total Returns, 10 Years [Percent]	9.69%	[70]
PGIM Jennison Natural Resources A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.27%	[71]
Average Annual Total Returns, 1 Year [Percent]	(2.18%)	[71]
Average Annual Total Returns, 5 Years [Percent]	14.95%	[71]
Average Annual Total Returns, 10 Years [Percent]	1.43%	[71]
PGIM Jennison Natural Resources R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(1.73%)
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	1.92%
PGIM Jennison Natural Resources Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Z: Class Inst	[73]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[73]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[73]
Current Expenses [Percent]	0.91%	[73]
Average Annual Total Returns, 1 Year [Percent]	(1.82%)	[73]
Average Annual Total Returns, 5 Years [Percent]	15.41%	[73]
Average Annual Total Returns, 10 Years [Percent]	1.80%	[73]
PGIM Jennison Small Company A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[71]
Current Expenses [Percent]	1.15%	[71]
Average Annual Total Returns, 1 Year [Percent]	11.48%	[71]
Average Annual Total Returns, 5 Years [Percent]	13.72%	[71]
Average Annual Total Returns, 10 Years [Percent]	8.73%	[71]
PGIM Jennison Small Company R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.18%	[69]
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	13.69%
PGIM Jennison Small Company R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.93%	[74]
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	13.98%
PGIM Jennison Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	9.24%
PGIM Jennison Small Company Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Jennison Small Company Z: Class Inst	[73]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[73]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[73]
Current Expenses [Percent]	0.81%	[73]
Average Annual Total Returns, 1 Year [Percent]	11.85%	[73]
Average Annual Total Returns, 5 Years [Percent]	14.12%	[73]
Average Annual Total Returns, 10 Years [Percent]	9.07%	[73]
PGIM Quant Solutions Mid-Cap Val A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[71]
Current Expenses [Percent]	1.13%	[69],[71]
Average Annual Total Returns, 1 Year [Percent]	11.36%	[71]
Average Annual Total Returns, 5 Years [Percent]	8.66%	[71]
Average Annual Total Returns, 10 Years [Percent]	5.87%	[71]
PGIM Quant Solutions Mid-Cap Val R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.23%	[69]
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	8.55%
PGIM Quant Solutions Mid-Cap Val R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.98%	[74]
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.82%
PGIM Quant Solutions Mid-Cap Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.73%	[72]
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	6.29%
PGIM Quant Solutions Mid-Cap Val Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val Z: Class Inst	[73]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[73]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[73]
Current Expenses [Percent]	0.89%	[73],[74]
Average Annual Total Returns, 1 Year [Percent]	11.62%	[73]
Average Annual Total Returns, 5 Years [Percent]	8.95%	[73]
Average Annual Total Returns, 10 Years [Percent]	6.15%	[73]
PGIM Quant Solutions Small-Cap Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Quant Solutions Small-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.68%	[72]
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	11.26%
PGIM Short Duration High Yield Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Short Duration High Yield Income R6: Class Retirement	[75]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[75]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[75]
Current Expenses [Percent]	0.70%	[72],[75]
Average Annual Total Returns, 1 Year [Percent]	11.23%	[75]
Average Annual Total Returns, 5 Years [Percent]	5.31%	[75]
PGIM Target Date 2015 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	9.40%
Average Annual Total Returns, 5 Years [Percent]	5.83%
PGIM Target Date 2020 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	6.44%
PGIM Target Date 2025 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	11.20%
Average Annual Total Returns, 5 Years [Percent]	7.04%
PGIM Target Date 2030 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	8.20%
PGIM Target Date 2035 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	9.31%
PGIM Target Date 2040 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	16.13%
Average Annual Total Returns, 5 Years [Percent]	9.91%
PGIM Target Date 2045 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	10.42%
PGIM Target Date 2050 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	10.68%
PGIM Target Date 2055 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	18.54%
Average Annual Total Returns, 5 Years [Percent]	10.84%
PGIM Target Date 2060 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	18.78%
Average Annual Total Returns, 5 Years [Percent]	11.01%
PGIM Target Date Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Target Date Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[76]
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	5.36%
PGIM Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond A: Class A	[71]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[71]
Portfolio Company Subadviser [Text Block]	PGIM Limited	[71]
Current Expenses [Percent]	0.76%	[69],[71]
Average Annual Total Returns, 1 Year [Percent]	7.37%	[71]
Average Annual Total Returns, 5 Years [Percent]	1.36%	[71]
Average Annual Total Returns, 10 Years [Percent]	2.29%	[71]
PGIM Total Return Bond R2: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.89%	[69]
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.22%
PGIM Total Return Bond R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.64%	[74]
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.48%
PGIM Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.39%	[72]
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.66%
PGIM Total Return Bond Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Total Return Bond Z: Class Inst	[73]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC	[73]
Portfolio Company Subadviser [Text Block]	PGIM Limited	[73]
Current Expenses [Percent]	0.49%	[73],[74]
Average Annual Total Returns, 1 Year [Percent]	7.67%	[73]
Average Annual Total Returns, 5 Years [Percent]	1.64%	[73]
Average Annual Total Returns, 10 Years [Percent]	2.57%	[73]
PIMCO All Asset Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.65%	[74]
Average Annual Total Returns, 1 Year [Percent]	8.29%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	4.06%
PIMCO All Asset Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.40%	[72]
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	4.31%
PIMCO All Asset R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.10%	[69]
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	3.58%
PIMCO CommoditiesPLUS® Strategy Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.81%	[72]
Average Annual Total Returns, 1 Year [Percent]	(0.75%)
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	1.82%
PIMCO Commodity Real Ret Strat Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.24%	[74]
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	(0.88%)
PIMCO Commodity Real Ret Strat Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.99%	[72]
Average Annual Total Returns, 1 Year [Percent]	(7.36%)
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	(0.61%)
PIMCO Commodity Real Ret Strat R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.69%	[69]
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	(1.32%)
PIMCO Extended Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Extended Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.02%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	3.00%
PIMCO GNMA and Government Secs Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO GNMA and Government Secs Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.55%
PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	2.94%
Average Annual Total Returns, 10 Years [Percent]	3.41%
PIMCO High Yield Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	3.95%
PIMCO High Yield Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	4.21%
PIMCO High Yield R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO High Yield R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.59%
PIMCO Income Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	4.19%
PIMCO Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.44%
PIMCO Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	3.77%
PIMCO International Bond (USD-Hdg) Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.45%
PIMCO International Bond (Unhedged)Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond (Unhedged)Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.13%
PIMCO Investment Grade Credit Bond Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.08%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.97%
PIMCO Investment Grade Credit Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.35%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	3.23%
PIMCO Long Duration Total Return A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	0.97%
PIMCO Long Duration Total Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	3.64%
PIMCO Long-Term Credit Bond Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	4.37%
PIMCO Long-Term US Government A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	(1.62%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
PIMCO Long-Term US Government Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.38%
Average Annual Total Returns, 5 Years [Percent]	(1.28%)
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO Low Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Low Duration Instl: Class Inst	[75]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[75]
Current Expenses [Percent]	0.48%	[75]
Average Annual Total Returns, 1 Year [Percent]	5.31%	[75]
Average Annual Total Returns, 5 Years [Percent]	1.39%	[75]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[75]
PIMCO Moderate Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Moderate Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.87%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	1.91%
PIMCO RAE US Small Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RAE US Small Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	0.50%	[77]
Average Annual Total Returns, 1 Year [Percent]	20.06%
Average Annual Total Returns, 5 Years [Percent]	15.61%
PIMCO RealPath Blend 2025 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2025 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	6.92%
PIMCO RealPath Blend 2025 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2025 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	7.19%
PIMCO RealPath Blend 2030 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2030 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.24%
Average Annual Total Returns, 5 Years [Percent]	7.71%
PIMCO RealPath Blend 2030 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2030 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.00%
PIMCO RealPath Blend 2035 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2035 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	8.78%
PIMCO RealPath Blend 2035 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2035 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	9.05%
PIMCO RealPath Blend 2040 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2040 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	9.50%
PIMCO RealPath Blend 2040 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2040 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	9.78%
PIMCO RealPath Blend 2045 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2045 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	10.06%
PIMCO RealPath Blend 2045 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2045 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	10.33%
PIMCO RealPath Blend 2050 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2050 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	10.40%
PIMCO RealPath Blend 2050 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2050 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	19.13%
Average Annual Total Returns, 5 Years [Percent]	10.68%
PIMCO RealPath Blend 2055 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2055 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	10.44%
PIMCO RealPath Blend 2055 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2055 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	19.55%
Average Annual Total Returns, 5 Years [Percent]	10.74%
PIMCO RealPath Blend 2060 Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2060 Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	19.55%
PIMCO RealPath Blend 2060 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2060 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	19.92%
PIMCO RealPath Blend Income Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend Income Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	5.88%
PIMCO RealPath Blend Income Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO RealPath Blend Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.12%
PIMCO Real Return Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	3.48%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	2.12%
PIMCO Real Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	2.38%
PIMCO Real Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Real Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	3.07%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	1.72%
PIMCO Realpath Blend 2065 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%	[11]
Average Annual Total Returns, 1 Year [Percent]	19.28%
PIMCO Realpath Blend 2065 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.57%
PIMCO StocksPLUS® Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	26.52%
Average Annual Total Returns, 5 Years [Percent]	14.95%
Average Annual Total Returns, 10 Years [Percent]	11.55%
PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	20.86%
Average Annual Total Returns, 5 Years [Percent]	11.50%
Average Annual Total Returns, 10 Years [Percent]	7.95%
PIMCO StocksPLUS® Long Duration Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Long Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	27.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	13.51%
PIMCO StocksPLUS® Small Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Small Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	7.05%
PIMCO Total Return Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.68%
PIMCO Total Return Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.93%
PIMCO Total Return R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.31%
Parametric Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parametric Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.18%	[72]
Average Annual Total Returns, 1 Year [Percent]	9.82%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Parnassus Core Equity Investor: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Core Equity Investor: Class Inv
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.82%	[65]
Average Annual Total Returns, 1 Year [Percent]	24.93%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	11.63%
Parnassus Mid-Cap: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Mid-Cap: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.96%	[65]
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Parnassus Mid Cap Growth Investor: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Parnassus Mid Cap Growth Investor: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Payden Emerging Markets Bond: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Emerging Markets Bond: Class Inv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	2.28%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Payden Managed Income Adviser: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Managed Income Adviser: Class Adv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	1.20%	[65]
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Payden Managed Income Retire: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Payden Managed Income Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	1.45%	[61]
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Pioneer A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	16.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Pioneer Balanced ESG K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Balanced ESG K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Pioneer Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Pioneer Bond K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Pioneer Bond Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Pioneer Corporate High Yield Fund A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Corporate High Yield Fund A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.91%	[69]
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Pioneer Corporate High Yield Fund Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Corporate High Yield Fund Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.61%	[74]
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Pioneer Equity Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Pioneer Equity Income K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Pioneer Equity Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Pioneer Fund VCT I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fund VCT I: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	12.22%
Pioneer Fundamental Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.81%
Average Annual Total Returns, 5 Years [Percent]	17.16%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Pioneer Fundamental Growth K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	33.22%
Average Annual Total Returns, 5 Years [Percent]	17.60%
Average Annual Total Returns, 10 Years [Percent]	13.40%
Pioneer Fundamental Growth Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	17.48%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Pioneer Global Sustainable Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.15%	[69]
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Pioneer Global Sustainable Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.75%	[74]
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Pioneer High Yield A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer High Yield A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%	[69]
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.33%
Pioneer High Yield Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer High Yield Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.85%	[74]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Pioneer International Equity K:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer International Equity K:Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.76%	[30]
Average Annual Total Returns, 1 Year [Percent]	19.72%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Pioneer K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.61%	[77]
Average Annual Total Returns, 1 Year [Percent]	29.06%
Pioneer Mid Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Pioneer Mid Cap Value Y: Class Inst [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Pioneer Mid Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Pioneer Select Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Pioneer Select Mid Cap Growth K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	19.06%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Pioneer Select Mid Cap Growth VCT I: Class No Load [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Pioneer Select Mid Cap Growth VCT I: Class No Load
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.77%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Pioneer Strategic Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Pioneer Strategic Income K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Strategic Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.60%	[77]
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Pioneer Strategic Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Pioneer Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.70%	[74]
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Principal Blue Chip R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Blue Chip R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.57%	[77]
Average Annual Total Returns, 1 Year [Percent]	39.96%
Average Annual Total Returns, 5 Years [Percent]	17.89%
Principal Bond Market Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Bond Market Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.71%	[69]
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.99%
Principal Core Fixed Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Principal Global Real Estate Sec R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Global Real Estate Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Principal International Equity Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal International Equity Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.20%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	3.44%
Principal LargeCap Growth I R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal LargeCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC;T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.59%	[77]
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	15.74%
Principal MidCap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap R6: Class Retirement	[78]
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC	[78]
Current Expenses [Percent]	0.59%	[78]
Average Annual Total Returns, 1 Year [Percent]	25.97%	[78]
Average Annual Total Returns, 5 Years [Percent]	15.52%	[78]
Principal MidCap S&P 400 Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Principal MidCap S&P 400 Index R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	16.33%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Principal Real Estate Securities Fd R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal Real Estate Securities Fd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Principal SmallCap Growth I R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Portfolio Company Subadviser [Text Block]	Emerald Advisers, LLC;Brown Advisory LLC;AllianceBernstein L.P.
Current Expenses [Percent]	0.86%	[76]
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Principal SmallCap S&P 600 Index R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Principal SmallCap S&P 600 Index R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Principal SmallCap Value II R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal SmallCap Value II R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Portfolio Company Subadviser [Text Block]	Hotchkis and Wiley Capital Mgmt LLC;Vaughan Nelson Invstmnt Mgmt, L.P.
Current Expenses [Percent]	0.94%	[76]
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Putnam Core Equity Fund R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Core Equity Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Resources Inc;Great-West Lifeco Inc;
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	28.10%
Average Annual Total Returns, 5 Years [Percent]	17.14%
Putnam Diversified Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Diversified Income A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.55%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.32%
Putnam Diversified Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Diversified Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Putnam Diversified Income Y: Class Inst [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Putnam Diversified Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.58%
Putnam Dynamic Asset Allocation Bal A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Putnam Dynamic Asset Allocation Bal R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Putnam Dynamic Asset Allocation Bal Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Putnam Dynamic Asset Allocation Cnsrv A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Putnam Dynamic Asset Allocation Gr A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Putnam Dynamic Asset Allocation Gr R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Putnam Dynamic Asset Allocation Gr Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company;Putnam Advisory Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Putnam Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Co LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.83%	[76]
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Putnam Global Health Care R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Global Health Care R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.40%
Putnam Large Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	44.23%
Average Annual Total Returns, 5 Years [Percent]	18.37%
Average Annual Total Returns, 10 Years [Percent]	14.28%
Putnam Large Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	44.71%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	14.72%
Putnam Large Cap Growth Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	44.58%
Average Annual Total Returns, 5 Years [Percent]	18.67%
Average Annual Total Returns, 10 Years [Percent]	14.57%
Putnam Large Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	14.30%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Putnam Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Putnam Large Cap Value Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Large Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	14.57%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Putnam Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	23.38%
Average Annual Total Returns, 5 Years [Percent]	15.88%
Putnam Sustainable Future R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Sustainable Future R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	29.13%
Average Annual Total Returns, 5 Years [Percent]	12.67%
Putnam Sustainable Leaders R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, a Franklin Templeton company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	26.67%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Russell Inv Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC
Current Expenses [Percent]	1.04%	[76]
Average Annual Total Returns, 1 Year [Percent]	8.55%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Russell Inv Emerging Markets S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Consilium Investment Management LLC;Oaktree Fund Advisors, LLC
Current Expenses [Percent]	1.19%	[79]
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Russell Inv Equity Income S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.83%	[79]
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	12.91%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Russell Inv Global Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc
Current Expenses [Percent]	0.99%	[79]
Average Annual Total Returns, 1 Year [Percent]	22.42%
Average Annual Total Returns, 5 Years [Percent]	12.38%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Russell Inv Global Infrastructure S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd
Current Expenses [Percent]	1.03%	[79]
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Russell Inv Global Real Estate Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited
Current Expenses [Percent]	0.92%	[76]
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Russell Inv Global Real Estate Secs S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited
Current Expenses [Percent]	1.09%	[79]
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Russell Inv International Devd Mkts S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv International Devd Mkts S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc
Current Expenses [Percent]	0.93%	[79]
Average Annual Total Returns, 1 Year [Percent]	16.27%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Russell Inv Investment Grade Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.;MetLife Investment Management, LLC
Current Expenses [Percent]	0.35%	[76]
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Russell Inv Investment Grade Bond S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.;MetLife Investment Management, LLC
Current Expenses [Percent]	0.48%	[79]
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Russell Inv LifePoints Balanced Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.86%	[79]
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Russell Inv LifePoints Balanced Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.36%	[80]
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Russell Inv LifePoints Equity Gr StratR1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Equity Gr StratR1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.89%	[79]
Average Annual Total Returns, 1 Year [Percent]	19.30%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Russell Inv LifePoints Equity Gr StratR5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Equity Gr StratR5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.39%	[80]
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Russell Inv LifePoints Growth Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Growth Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.91%	[79]
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Russell Inv LifePoints Growth Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv LifePoints Growth Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.41%	[80]
Average Annual Total Returns, 1 Year [Percent]	17.20%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	4.79%
Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.65%	[79]
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.15%	[80]
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Russell Inv Lifepoints Moderate Strat R1: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	0.75%	[79]
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	3.20%
Russell Inv Lifepoints Moderate Strat R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Current Expenses [Percent]	1.25%	[80]
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Russell Inv Opportunistic Credit S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Opportunistic Credit S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd
Current Expenses [Percent]	0.77%	[79]
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Russell Inv Strategic Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited
Current Expenses [Percent]	0.47%	[76]
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Russell Inv Strategic Bond S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (UK) Limited;Western Asset Management Company, LLC;Schroder Investment Management North America Inc.;Western Asset Management Company Limited
Current Expenses [Percent]	0.58%	[79]
Average Annual Total Returns, 1 Year [Percent]	4.38%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Russell Inv Sustainable Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv Sustainable Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.00%	[79]
Average Annual Total Returns, 1 Year [Percent]	19.49%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.65%
Russell Inv US Small Cap Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC
Current Expenses [Percent]	0.92%	[76]
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Russell Inv US Small Cap Equity S: Class S [Member]
Prospectus:
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC
Current Expenses [Percent]	1.05%	[79]
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Smead Value Y:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Smead Value Y:Class Inst
Portfolio Company Adviser [Text Block]	Smead Capital Management Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	16.18%
Average Annual Total Returns, 10 Years [Percent]
State Street Equity 500 Index Adm: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Equity 500 Index Adm: Class Other
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.17%	[79]
Average Annual Total Returns, 1 Year [Percent]	26.08%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	11.76%
State Street Equity 500 Index R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Equity 500 Index R: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.62%	[80]
Average Annual Total Returns, 1 Year [Percent]	25.51%
Average Annual Total Returns, 5 Years [Percent]	14.91%
Average Annual Total Returns, 10 Years [Percent]	11.26%
State Street Target Retirement 2020 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2020 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	6.82%
State Street Target Retirement 2025 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2025 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	8.12%
State Street Target Retirement 2030 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	8.99%
State Street Target Retirement 2035 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	9.49%
State Street Target Retirement 2040 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	10.01%
State Street Target Retirement 2045 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	10.42%
State Street Target Retirement 2050 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	19.36%
Average Annual Total Returns, 5 Years [Percent]	10.72%
State Street Target Retirement 2055 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	10.69%
State Street Target Retirement 2060 K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	10.72%
State Street Target Retirement 2065 K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement 2065 K: Class Other
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	19.43%
State Street Target Retirement K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	State Street Target Retirement K: Class Retirement
Portfolio Company Adviser [Text Block]	SSGA Funds Management Inc
Current Expenses [Percent]	0.09%	[76]
Average Annual Total Returns, 1 Year [Percent]	10.77%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Steward Global Equity Income Fund A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Global Equity Income Fund A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Steward Values Enhanced Lg Cap Index A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Values Enhanced Lg Cap Index A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Steward Values Enhanced SmMidCapIndex A: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Steward Values Enhanced SmMidCapIndex A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.56%
TCW MetWest Total Return Bd Plan: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	TCW MetWest Total Return Bd Plan: Class Other
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.91%
T. Rowe Price All-Cap Opportunities-I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities-I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	19.26%
T. Rowe Price Blue Chip Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	49.55%
Average Annual Total Returns, 5 Years [Percent]	13.73%
T. Rowe Price Blue Chip Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	48.60%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	11.85%
T. Rowe Price Capital Appreciation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Capital Appreciation I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.59%	[76]
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	12.93%
T. Rowe Price Comm & Tech I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Comm & Tech I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	39.39%
Average Annual Total Returns, 5 Years [Percent]	13.43%
T. Rowe Price Diversified Mid Cap Gr I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid Cap Gr I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	13.66%
T. Rowe Price Dividend Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Dividend Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	14.07%
T. Rowe Price Emerging Markets Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Emerging Markets Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Singapore Private Ltd
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	1.00%
T. Rowe Price Equity Income I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	11.44%
T. Rowe Price Equity Income Port: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Port: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%	[79]
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.84%
T. Rowe Price Equity Income R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	7.38%
T. Rowe Price European Stock: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price European Stock: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	3.57%
T. Rowe Price Financial Services I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Financial Services I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%	[81]
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	14.21%
T. Rowe Price Global Allocation Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited
Current Expenses [Percent]	1.23%	[79]
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	5.52%
T. Rowe Price Global Allocation I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd;T. Rowe Price Australia Limited
Current Expenses [Percent]	0.81%	[81]
Average Annual Total Returns, 1 Year [Percent]	14.00%
Average Annual Total Returns, 5 Years [Percent]	7.91%
T. Rowe Price Global Multi-Sector Bd I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Multi-Sector Bd I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd
Current Expenses [Percent]	0.49%	[81]
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	2.72%
T. Rowe Price Global Technology I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Global Technology I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	56.25%
Average Annual Total Returns, 5 Years [Percent]	12.60%
T. Rowe Price Growth Stock Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	44.88%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	11.42%
T. Rowe Price Growth Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	45.44%
Average Annual Total Returns, 5 Years [Percent]	13.48%
T. Rowe Price Growth Stock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	44.52%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.13%
T. Rowe Price Health Sciences I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	11.62%
T. Rowe Price Integrated US Sm Gr Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	21.35%
Average Annual Total Returns, 5 Years [Percent]	11.61%
T. Rowe Price International Discovery: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Discovery: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	6.37%
T. Rowe Price International Stock R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.40%	[79]
Average Annual Total Returns, 1 Year [Percent]	15.80%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	4.33%
T. Rowe Price International Value Eq Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	3.02%
T. Rowe Price International Value Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.68%	[81]
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	8.80%
T. Rowe Price International Value Eq R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	2.74%
T. Rowe Price Mid-Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.26%
Average Annual Total Returns, 5 Years [Percent]	11.96%
T. Rowe Price Mid-Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	10.03%
T. Rowe Price Mid-Cap Value Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	9.16%
T. Rowe Price Mid-Cap Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	18.89%
Average Annual Total Returns, 5 Years [Percent]	13.38%
T. Rowe Price Mid-Cap Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	18.16%
Average Annual Total Returns, 5 Years [Percent]	12.66%
Average Annual Total Returns, 10 Years [Percent]	8.90%
T. Rowe Price New Era I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price New Era I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	9.28%
T. Rowe Price New Horizons I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price New Horizons I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	21.49%
Average Annual Total Returns, 5 Years [Percent]	12.87%
T. Rowe Price Overseas Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Overseas Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	8.33%
T. Rowe Price Real Estate I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	6.21%
T. Rowe Price Retirement 2005 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	4.46%
T. Rowe Price Retirement 2005 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
T. Rowe Price Retirement 2005 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	4.20%
T. Rowe Price Retirement 2010 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	4.82%
T. Rowe Price Retirement 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
T. Rowe Price Retirement 2010 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.85%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.56%
T. Rowe Price Retirement 2015 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	5.28%
T. Rowe Price Retirement 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.35%
T. Rowe Price Retirement 2015 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.01%
T. Rowe Price Retirement 2020 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.78%
T. Rowe Price Retirement 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.37%
T. Rowe Price Retirement 2020 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.52%
T. Rowe Price Retirement 2025 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	6.33%
T. Rowe Price Retirement 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
T. Rowe Price Retirement 2025 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	6.05%
T. Rowe Price Retirement 2030 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	6.85%
T. Rowe Price Retirement 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
T. Rowe Price Retirement 2030 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	6.59%
T. Rowe Price Retirement 2035 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	7.31%
T. Rowe Price Retirement 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
T. Rowe Price Retirement 2035 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.05%
T. Rowe Price Retirement 2040 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.27%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	7.69%
T. Rowe Price Retirement 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
T. Rowe Price Retirement 2040 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	7.42%
T. Rowe Price Retirement 2045 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	20.17%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	7.94%
T. Rowe Price Retirement 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
T. Rowe Price Retirement 2045 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	19.89%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.67%
T. Rowe Price Retirement 2050 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	7.98%
T. Rowe Price Retirement 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.45%
T. Rowe Price Retirement 2050 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	7.71%
T. Rowe Price Retirement 2055 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	20.48%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.95%
T. Rowe Price Retirement 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement 2055 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	7.67%
T. Rowe Price Retirement 2060 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	10.93%
T. Rowe Price Retirement 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement 2060 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	10.65%
T. Rowe Price Retirement 2065 Advisor: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	20.45%
T. Rowe Price Retirement 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement 2065 R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.17%
T. Rowe Price Retirement Balanced Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.13%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.42%
T. Rowe Price Retirement Balanced ClassI: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced ClassI: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
T. Rowe Price Retirement Balanced I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced I: Class Inst	[82]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[82]
Current Expenses [Percent]	0.34%	[82]
Average Annual Total Returns, 1 Year [Percent]	11.57%	[82]
Average Annual Total Returns, 5 Years [Percent]	6.32%	[82]
T. Rowe Price Retirement Balanced R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.17%
T. Rowe Price Retirement I 2005 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2005 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	6.13%
T. Rowe Price Retirement I 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	6.60%
T. Rowe Price Retirement I 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	7.15%
T. Rowe Price Retirement I 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	7.79%
T. Rowe Price Retirement I 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	8.57%
T. Rowe Price Retirement I 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	16.54%
Average Annual Total Returns, 5 Years [Percent]	9.40%
T. Rowe Price Retirement I 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	10.20%
T. Rowe Price Retirement I 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	10.87%
T. Rowe Price Retirement I 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	20.63%
Average Annual Total Returns, 5 Years [Percent]	11.33%
T. Rowe Price Retirement I 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	11.38%
T. Rowe Price Retirement I 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	20.93%
Average Annual Total Returns, 5 Years [Percent]	11.37%
T. Rowe Price Retirement I 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	20.95%
Average Annual Total Returns, 5 Years [Percent]	11.38%
T. Rowe Price Retirement I 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement I 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	21.00%
T. Rowe Price Science & Tech I:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Science & Tech I:Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	53.94%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]
T. Rowe Price Small-Cap Stock I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small-Cap Stock I: Class Inst	[83]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[83]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[83]
Current Expenses [Percent]	0.77%	[83]
Average Annual Total Returns, 1 Year [Percent]	17.56%	[83]
Average Annual Total Returns, 5 Years [Percent]	12.09%	[83]
T. Rowe Price Spectrum Mod Gr Allc I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.;
Current Expenses [Percent]	0.64%	[66]
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	9.40%
T. Rowe Price Value I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%	[66]
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	12.62%
Templeton Foreign A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign A: Class A	[5]
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited	[5]
Current Expenses [Percent]	1.10%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	19.95%	[5]
Average Annual Total Returns, 5 Years [Percent]	6.34%	[5]
Average Annual Total Returns, 10 Years [Percent]	2.27%	[5]
Templeton Foreign Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign Adv: Class Adv
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	0.85%	[84]
Average Annual Total Returns, 1 Year [Percent]	20.20%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	2.53%
Templeton Foreign R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign R6: Class Retirement
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	0.74%	[66]
Average Annual Total Returns, 1 Year [Percent]	20.36%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Templeton Foreign R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign R: Class Retirement
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.35%	[80]
Average Annual Total Returns, 1 Year [Percent]	19.70%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	2.02%
Templeton Global Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond A: Class A	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	0.97%	[5],[60]
Average Annual Total Returns, 1 Year [Percent]	2.43%	[5]
Average Annual Total Returns, 5 Years [Percent]	(2.57%)	[5]
Average Annual Total Returns, 10 Years [Percent]	(0.62%)	[5]
Templeton Global Bond Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%	[84]
Average Annual Total Returns, 1 Year [Percent]	2.71%
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.36%)
Templeton Global Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.55%	[66]
Average Annual Total Returns, 1 Year [Percent]	2.72%
Average Annual Total Returns, 5 Years [Percent]	(2.20%)
Average Annual Total Returns, 10 Years [Percent]	(0.23%)
Templeton Global Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.21%	[80]
Average Annual Total Returns, 1 Year [Percent]	2.18%
Average Annual Total Returns, 5 Years [Percent]	(2.82%)
Average Annual Total Returns, 10 Years [Percent]	(0.86%)
Templeton Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth A: Class A	[5]
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited	[5]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.	[5]
Current Expenses [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.98%	[5]
Average Annual Total Returns, 5 Years [Percent]	6.40%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.22%	[5]
Templeton Growth Adv: Class Adv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Templeton Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	2.97%
Templeton International Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton International Bond A: Class A
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%	[84]
Average Annual Total Returns, 1 Year [Percent]	2.80%
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	(1.22%)
Thornburg Developing World R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Developing World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.94%	[66]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Thornburg International Equity R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%	[80]
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Thornburg International Equity R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.90%	[84]
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Thornburg International Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.70%	[66]
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Thornburg International Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.89%	[66]
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Thornburg Investment Income Builder R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.54%	[80]
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Thornburg Investment Income Builder R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.03%	[84]
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Thornburg Investment Income Builder R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.84%	[66]
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	9.07%
Thornburg Limited Term Income R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.99%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Thornburg Limited Term Income R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.49%	[84]
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Thornburg Limited Term Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.42%	[66]
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	2.31%
Thornburg Limited Term US Government R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Limited Term US Government R3: Class Retirement	[85]
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc	[85]
Current Expenses [Percent]	0.99%	[84],[85]
Average Annual Total Returns, 1 Year [Percent]	3.90%	[85]
Average Annual Total Returns, 5 Years [Percent]	0.11%	[85]
Average Annual Total Returns, 10 Years [Percent]	0.52%	[85]
Thornburg Small/Mid Cap Core R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%	[84]
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Thornburg Small/Mid Cap Growth R3: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%	[3]
Average Annual Total Returns, 1 Year [Percent]	19.54%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Thornburg Small/Mid Cap Growth R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.95%	[84]
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Thornburg Strategic Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Thornburg Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.53%	[66]
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Timothy Plan Conservative Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Timothy Plan Conservative Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	2.29%
Timothy Plan Strategic Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Timothy Plan Strategic Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	2.79%
Touchstone Flexible Income A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Flexible Income A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Bramshill Investments LLC
Current Expenses [Percent]	1.22%	[68]
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.50%
Touchstone Focused A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.74%
Average Annual Total Returns, 5 Years [Percent]	15.23%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Touchstone Focused Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.85%	[67]
Average Annual Total Returns, 1 Year [Percent]	25.17%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Touchstone Focused Y: Class No Load [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Focused Y: Class No Load	[86]
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc	[86]
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc	[86]
Current Expenses [Percent]	0.89%	[86]
Average Annual Total Returns, 1 Year [Percent]	25.10%	[86]
Average Annual Total Returns, 5 Years [Percent]	15.57%	[86]
Average Annual Total Returns, 10 Years [Percent]	10.39%	[86]
Touchstone Growth Opportunities A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Growth Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	1.26%	[68]
Average Annual Total Returns, 1 Year [Percent]	42.68%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Touchstone Large Cap Focused Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Large Cap Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.71%	[67]
Average Annual Total Returns, 1 Year [Percent]	25.37%
Average Annual Total Returns, 5 Years [Percent]	16.14%
Touchstone Mid Cap Growth A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	24.20%
Average Annual Total Returns, 5 Years [Percent]	13.92%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Touchstone Mid Cap Growth Inst: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth Inst: Class Inst	[87]
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc	[87]
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP	[87]
Current Expenses [Percent]	0.88%	[67],[87]
Average Annual Total Returns, 1 Year [Percent]	24.71%	[87]
Average Annual Total Returns, 5 Years [Percent]	14.31%	[87]
Average Annual Total Returns, 10 Years [Percent]	10.94%	[87]
Touchstone Mid Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, LP
Current Expenses [Percent]	0.79%	[67]
Average Annual Total Returns, 1 Year [Percent]	24.82%
Touchstone Mid Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	London Company of Virginia
Current Expenses [Percent]	0.81%	[67]
Average Annual Total Returns, 1 Year [Percent]	27.64%
Touchstone Non-US ESG Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Non-US ESG Equity A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Rockefeller & Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	23.44%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Touchstone Small Company R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.80%	[67]
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Touchstone Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Value A: Class A
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC
Current Expenses [Percent]	1.08%	[68]
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Undiscovered Managers Behavioral Val R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Undiscovered Managers Behavioral Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Fuller & Thaler Asset Management Inc
Current Expenses [Percent]	0.80%	[67]
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Vanguard 500 Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard 500 Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	26.24%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Vanguard Balanced Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Balanced Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Vanguard Commodity Strategy Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Commodity Strategy Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(7.46%)
Vanguard Consumer Discretionary Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Consumer Discretionary Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	40.40%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	12.34%
Vanguard Consumer Staples Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Consumer Staples Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Vanguard Developed Markets Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Developed Markets Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Vanguard Dividend Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Dividend Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Vanguard Emerging Mkts Stock Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Emerging Mkts Stock Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Vanguard Energy Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Energy Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	0.37%
Vanguard Energy Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Energy Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	0.03%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Vanguard Equity-Income Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Equity-Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP;The Vanguard Group, Inc;
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Vanguard European Stock Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard European Stock Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Vanguard Explorer Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Explorer Adm: Class Inst
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Wellington Management Company LLP;Stephens Investment Management, LLC;ClearBridge Investments, LLC.;The Vanguard Group;
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Vanguard Extended Market Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Extended Market Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	25.38%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Vanguard FTSE Social Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard FTSE Social Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	The Vanguard Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	31.79%
Vanguard Financials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Financials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Vanguard GNMA Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard GNMA Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.52%
Vanguard Growth & Income Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Growth & Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	D.E. Shaw Investment Management LLC;Los Angeles Capital Management LLC;Wellington Management Company LLP;
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	24.76%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	11.90%
Vanguard Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	46.77%
Average Annual Total Returns, 5 Years [Percent]	19.16%
Average Annual Total Returns, 10 Years [Percent]	13.97%
Vanguard Health Care Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Health Care Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	10.21%
Vanguard Health Care Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Health Care Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	2.48%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Vanguard High Dividend Yield Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard High Dividend Yield Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Vanguard High-Yield Corporate Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard High-Yield Corporate Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP;The Vanguard Group;
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Vanguard Industrials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Industrials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	22.38%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Vanguard Inflation-Protected Secs Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Inflation-Protected Secs Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	3.79%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Vanguard Information Technology Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Information Technology Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	52.68%
Average Annual Total Returns, 5 Years [Percent]	24.89%
Average Annual Total Returns, 10 Years [Percent]	19.67%
Vanguard Interm-Term Bond Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Bond Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	2.29%
Vanguard Interm-Term Investment-Grde Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Investment-Grde Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.74%
Vanguard Interm-Term Treasury Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Interm-Term Treasury Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	4.18%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	1.52%
Vanguard International Dividend Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Dividend Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Vanguard International Growth Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Growth Adm: Class Inst
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Limited;Schroder Investment Management North America Inc.;
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Vanguard International Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Sprucegrove Investment Management Ltd;Lazard Asset Management LLC;ARGA Investment Management, LP;
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Vanguard Intl Hi Div Yld Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Intl Hi Div Yld Adm: Class Inst	[88]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[88]
Current Expenses [Percent]	0.22%	[88]
Average Annual Total Returns, 1 Year [Percent]	16.83%	[88]
Average Annual Total Returns, 5 Years [Percent]	8.01%	[88]
Vanguard Intmdt-Term Trs Idx Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Vanguard LifeStrategy Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	18.55%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Vanguard LifeStrategy Income Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Income Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	15.49%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Vanguard Long-Term Investment-Grade Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc;Wellington Management Company LLP;
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	9.38%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Vanguard Long-Term Treasury Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	3.41%
Average Annual Total Returns, 5 Years [Percent]	(1.22%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
Vanguard Materials Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Materials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Vanguard Mid-Cap Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	23.14%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Vanguard Mid Cap Growth Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP;Frontier Capital Management Company, LLC;
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Vanguard Mid Cap Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid Cap Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.71%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Vanguard Mid-Cap Value Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Vanguard Real Estate Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Vanguard Selected Value Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Selected Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cooke & Bieler LP;Donald Smith & Co Inc;Pzena Investment Management LLC (US);
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	25.33%
Average Annual Total Returns, 5 Years [Percent]	15.23%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Vanguard Short-Term Bond Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Bond Index Adm: Class Inst	[89]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[89]
Current Expenses [Percent]	0.07%	[89]
Average Annual Total Returns, 1 Year [Percent]	4.87%	[89]
Average Annual Total Returns, 5 Years [Percent]	1.47%	[89]
Average Annual Total Returns, 10 Years [Percent]	1.35%	[89]
Vanguard Short-Term Federal Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Federal Adm: Class Inst	[89]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[89]
Current Expenses [Percent]	0.10%	[89]
Average Annual Total Returns, 1 Year [Percent]	3.91%	[89]
Average Annual Total Returns, 5 Years [Percent]	1.30%	[89]
Average Annual Total Returns, 10 Years [Percent]	1.20%	[89]
Vanguard Short-Term Federal Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Federal Inv: Class Inv	[5],[90]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[5],[90]
Current Expenses [Percent]	0.20%	[5],[90]
Average Annual Total Returns, 1 Year [Percent]	3.81%	[5],[90]
Average Annual Total Returns, 5 Years [Percent]	1.20%	[5],[90]
Average Annual Total Returns, 10 Years [Percent]	1.10%	[5],[90]
Vanguard Short-Term Investment-Grade Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Investment-Grade Adm: Class Inst	[89]
Portfolio Company Adviser [Text Block]	Investment Advisor: Vanguard Group Inc	[89]
Current Expenses [Percent]	0.10%	[89]
Average Annual Total Returns, 1 Year [Percent]	6.17%	[89]
Average Annual Total Returns, 5 Years [Percent]	2.13%	[89]
Average Annual Total Returns, 10 Years [Percent]	1.95%	[89]
Vanguard Short-Term Treasury Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Treasury Adm: Class Inst	[89]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[89]
Current Expenses [Percent]	0.10%	[89]
Average Annual Total Returns, 1 Year [Percent]	3.61%	[89]
Average Annual Total Returns, 5 Years [Percent]	1.14%	[89]
Average Annual Total Returns, 10 Years [Percent]	1.01%	[89]
Vanguard Small Cap Growth Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Vanguard Small Cap Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Vanguard Small Cap Value Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Vanguard Strategic Equity Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Strategic Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Vanguard Target Retirement 2020 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Vanguard Target Retirement 2025 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Vanguard Target Retirement 2030 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Vanguard Target Retirement 2035 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Vanguard Target Retirement 2040 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Vanguard Target Retirement 2045 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Vanguard Target Retirement 2050 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.17%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Vanguard Target Retirement 2055 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Vanguard Target Retirement 2060 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Vanguard Target Retirement 2065 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Vanguard Target Retirement 2070 Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Vanguard Target Retirement Income Fund: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Vanguard Total Bond Market Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Vanguard Total Intl Bd Idx Admiral™: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Intl Bd Idx Admiral™: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Vanguard Total Intl Stock Index Admiral: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Intl Stock Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Vanguard Total Stock Mkt Idx Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Stock Mkt Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Vanguard US Growth Admiral™: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard US Growth Admiral™: Class Inst
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Limited;Wellington Management Company LLP;Jennison Associates LLC;
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	45.31%
Average Annual Total Returns, 5 Years [Percent]	15.91%
Average Annual Total Returns, 10 Years [Percent]	13.00%
Vanguard Utilities Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Utilities Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(7.45%)
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Vanguard VIF Small Co Gr: Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Small Co Gr: Class	[86]
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	[86]
Current Expenses [Percent]	0.29%	[86]
Average Annual Total Returns, 1 Year [Percent]	19.65%	[86]
Average Annual Total Returns, 5 Years [Percent]	9.98%	[86]
Average Annual Total Returns, 10 Years [Percent]	7.85%	[86]
Vanguard Value Index Adm: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Value Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	11.73%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Vanguard Wellesley® Income Admiral™: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellesley® Income Admiral™: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Vanguard Wellington™ Admiral™: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington™ Admiral™: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Vanguard Windsor™ II Admiral™: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor™ II Admiral™: Class Inst
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC;Hotchkis and Wiley Capital Mgmt LLC;Sanders Capital, LLC;Aristotle Capital Management, LLC;
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	21.07%
Average Annual Total Returns, 5 Years [Percent]	14.96%
Average Annual Total Returns, 10 Years [Percent]	10.14%
Victory Core Plus Intermediate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Core Plus Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.42%	[9]
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Victory Integrity Mid-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Integrity Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.60%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Victory Integrity Small-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Integrity Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	12.71%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Victory International R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory International R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.61%	[9]
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Victory Nasdaq 100 Index R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Nasdaq 100 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	54.63%
Average Annual Total Returns, 5 Years [Percent]	22.28%
Victory RS Global R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS Global R6:Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.55%	[30]
Average Annual Total Returns, 1 Year [Percent]	27.02%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Victory RS Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Victory Sophus Emerging Markets R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sophus Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.89%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Victory Special Growth: Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Special Growth: Class	[86]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[86]
Current Expenses [Percent]	1.25%	[86]
Average Annual Total Returns, 1 Year [Percent]	11.05%	[86]
Average Annual Total Returns, 5 Years [Percent]	11.30%	[86]
Average Annual Total Returns, 10 Years [Percent]	9.09%	[86]
Victory Sycamore Established Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value A: Class A	[86]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[86]
Current Expenses [Percent]	0.90%	[86]
Average Annual Total Returns, 1 Year [Percent]	9.95%	[86]
Average Annual Total Returns, 5 Years [Percent]	14.22%	[86]
Average Annual Total Returns, 10 Years [Percent]	10.62%	[86]
Victory Sycamore Established Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R6: Class Retirement	[91]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[91]
Current Expenses [Percent]	0.54%	[91]
Average Annual Total Returns, 1 Year [Percent]	10.35%	[91]
Average Annual Total Returns, 5 Years [Percent]	14.62%	[91]
Victory Sycamore Established Value R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.74%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.98%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.40%	[8]
Victory Sycamore Small Company Opp A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp A: Class A	[86]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[86]
Current Expenses [Percent]	1.25%	[86]
Average Annual Total Returns, 1 Year [Percent]	11.05%	[86]
Average Annual Total Returns, 5 Years [Percent]	11.30%	[86]
Average Annual Total Returns, 10 Years [Percent]	9.09%	[86]
Victory Sycamore Small Company Opp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R6: Class Retirement	[91]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[91]
Current Expenses [Percent]	0.85%	[91]
Average Annual Total Returns, 1 Year [Percent]	11.52%	[91]
Average Annual Total Returns, 5 Years [Percent]	11.75%	[91]
Victory Sycamore Small Company Opp R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	1.43%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.89%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.12%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.87%	[8]
Victory Trivalent International Sm-Cp A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp A: Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%	[68]
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Victory Trivalent International Sm-Cp R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	5.50%
Victory Trivalent Intl Fd-Core Eq R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.55%	[9]
Average Annual Total Returns, 1 Year [Percent]	19.56%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Virtus Ceredex Large-Cap Value Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Virtus Ceredex Large-Cap Value Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.97%	[68]
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Virtus Ceredex Large-Cap Value Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.72%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Virtus Ceredex Mid-Cap Value Equity A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	10.63%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Virtus Ceredex Mid-Cap Value Equity I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.97%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.79%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Virtus Ceredex Small-Cap Value Eq A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq A: Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.46%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Virtus Ceredex Small-Cap Value Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Virtus Duff & Phelps Real Estate Secs R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.79%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Virtus KAR Mid-Cap Core R6:Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus KAR Mid-Cap Core R6:Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	0.87%	[30]
Average Annual Total Returns, 1 Year [Percent]	22.77%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]
Virtus KAR Small-Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.50%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Virtus NFJ Dividend Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Virtus NFJ Dividend Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Admin: Class Other
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	0.95%	[11]
Average Annual Total Returns, 1 Year [Percent]	20.50%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Virtus NFJ Dividend Value Inst:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Inst:Class Inst	[92]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.	[92]
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas	[92]
Current Expenses [Percent]	0.70%	[30],[92]
Average Annual Total Returns, 1 Year [Percent]	19.65%	[92]
Average Annual Total Returns, 5 Years [Percent]	10.30%	[92]
Average Annual Total Returns, 10 Years [Percent]	7.20%	[92]
Virtus NFJ Mid-Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.00%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Virtus NFJ Mid-Cap Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value Admin: Class Other
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	16.34%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Virtus NFJ Mid-Cap Value Inst:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value Inst:Class Inst	[92]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.	[92]
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas	[92]
Current Expenses [Percent]	0.65%	[30],[92]
Average Annual Total Returns, 1 Year [Percent]	16.65%	[92]
Average Annual Total Returns, 5 Years [Percent]	11.02%	[92]
Average Annual Total Returns, 10 Years [Percent]	8.33%	[92]
Virtus NFJ Mid-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	0.60%	[9]
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Virtus NFJ Small-Cap Value A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	23.00%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Virtus NFJ Small-Cap Value Admin: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Admin: Class Other
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.33%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	4.87%
Virtus NFJ Small-Cap Value Inst:Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Inst:Class Inst	[92]
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.	[92]
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas	[92]
Current Expenses [Percent]	0.82%	[30],[92]
Average Annual Total Returns, 1 Year [Percent]	23.53%	[92]
Average Annual Total Returns, 5 Years [Percent]	9.09%	[92]
Average Annual Total Returns, 10 Years [Percent]	4.78%	[92]
Virtus NFJ Small-Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC - Dallas
Current Expenses [Percent]	0.77%	[9]
Average Annual Total Returns, 1 Year [Percent]	23.56%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Virtus SGA Emerging Markets Equity R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus SGA Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Current Expenses [Percent]	0.98%	[9]
Average Annual Total Returns, 1 Year [Percent]	0.64%
Virtus Seix Floating Rate High Inc R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Floating Rate High Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.52%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Virtus Seix High Yield A:Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix High Yield A:Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.82%	[30]
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Virtus Seix Total Return Bond A: Class A [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Virtus Seix Total Return Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.31%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Virtus Small-Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Virtus Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Current Expenses [Percent]	0.84%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Voya Intermediate Bond R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.42%
Voya Large Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.76%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Voya Small Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Small Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	13.13%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Voya Small Cap Growth R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.84%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Voya Small Cap Growth R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Voya Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.45%	[60]
Average Annual Total Returns, 1 Year [Percent]	19.64%
Western Asset Core Plus Bond FI: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Western Asset Core Plus Bond IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Western Asset Core Plus Bond R: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.63%
William Blair Small-Mid Cap Growth I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	William Blair Small-Mid Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	William Blair Investment Management, LLC
Current Expenses [Percent]	0.99%	[9]
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Average Annual Total Returns, 10 Years [Percent]	10.10%
iShares MSCI EAFE Intl Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares MSCI EAFE Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	4.29%
iShares MSCI Total Intl Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares MSCI Total Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	3.65%
iShares Russell 1000 Large-Cap Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell 1000 Large-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	26.48%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.73%
iShares Russell 2000 Small-Cap Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell 2000 Small-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	7.20%
iShares Russell Mid-Cap Index K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Russell Mid-Cap Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	12.69%
iShares S&P 500 Index K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares S&P 500 Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	26.24%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	12.00%
iShares Total US Stock Market Idx K: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares Total US Stock Market Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	26.03%
Average Annual Total Returns, 5 Years [Percent]	15.19%
iShares US Aggregate Bond Index K: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	iShares US Aggregate Bond Index K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%	[52]
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.74%

[1]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[2]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[3]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[4]	The Fund is closed to new Contracts.
[5]	The Fund is closed to new Contracts.
[6]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[7]	The Fund is closed to new Contracts.
[8]	The Fund is closed to new Contracts.
[9]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[10]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[11]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[12]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[13]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[14]	The Fund is closed to new Contracts.
[15]	The Fund is closed to new Contracts.
[16]	The Fund is closed to new Contracts.
[17]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[18]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[19]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[20]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[21]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[22]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[23]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[24]	The Fund is closed to new Contracts.
[25]	The Fund is closed to new Contracts.
[26]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[27]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[28]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[29]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[30]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[31]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[32]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[33]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[34]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[35]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[36]	The Fund is closed to new Contracts.
[37]	The Fund is closed to new Contracts.
[38]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[39]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[40]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[41]	The Fund is closed to new Contracts.
[42]	The Fund is closed to new Contracts.
[43]	The Fund is closed to new Contracts.
[44]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[45]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[46]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[47]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[48]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[49]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[50]	The Fund is closed to new Contracts.
[51]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[52]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[53]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[54]	The Fund is closed to new Contracts.
[55]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[56]	The Fund is closed to new Contracts.
[57]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[58]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[59]	The Fund is closed to new Contracts.
[60]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[61]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[62]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[63]	The Fund is closed to new Contracts.
[64]	The Fund is closed to new Contracts.
[65]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[66]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[67]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[68]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[69]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[70]	The Fund is closed to new Contracts.
[71]	The Fund is closed to new Contracts.
[72]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[73]	The Fund is closed to new Contracts.
[74]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[75]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[76]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[77]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[78]	The Fund is closed to new Contracts.
[79]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[80]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information
[81]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[82]	The Fund is closed to new Contracts.
[83]	The Fund is closed to new Contracts.
[84]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds’ prospectus for additional information.
[85]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[86]	The Fund is closed to new Contracts.
[87]	The Fund is closed to new Contracts.
[88]	The Fund is closed to new Contracts.
[89]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[90]	This denotes a Variable Account Competing Investment Account. Please refer to the “Stable Value Account” section in the prospectus for more information.
[91]	The Fund is closed to new Contracts.
[92]	The Fund is closed to new Contracts.